Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 92.4%
Consumer, Non-cyclical - 22.2%
Quest Diagnostics, Inc.	2,071	$323,884
Ironwood Pharmaceuticals, Inc. — Class A*	25,669	318,039
Coca-Cola Co.	4,858	309,017
Hologic, Inc.*	4,109	307,394
John B Sanfilippo & Son, Inc.	3,772	306,739
Hershey Co.	1,324	306,598
IDEXX Laboratories, Inc.*	689	281,085
Perdoceo Education Corp.*	20,196	280,724
Bristol-Myers Squibb Co.[1]	3,814	274,417
Prestige Consumer Healthcare, Inc.*	4,049	253,468
Danaher Corp.	913	242,329
Altria Group, Inc.[1]	5,005	228,778
USANA Health Sciences, Inc.*	4,279	227,643
Royalty Pharma plc — Class A	5,750	227,240
Varex Imaging Corp.*	11,134	226,020
Tyson Foods, Inc. — Class A1	3,604	224,349
Post Holdings, Inc.*,1	2,345	211,660
Triton International Ltd.	2,775	190,865
EVERTEC, Inc.	5,693	184,339
Monster Beverage Corp.*	1,779	180,622
Jazz Pharmaceuticals plc*	1,027	163,611
United Therapeutics Corp.*,1	581	161,570
Globus Medical, Inc. — Class A*	2,153	159,903
Gilead Sciences, Inc.	1,837	157,707
Supernus Pharmaceuticals, Inc.*	4,297	153,274
Vertex Pharmaceuticals, Inc.*,1	513	148,144
Eagle Pharmaceuticals, Inc.*,1	4,660	136,212
Incyte Corp.*,1	1,538	123,532
Lamb Weston Holdings, Inc.[1]	1,319	117,866
Innoviva, Inc.*	8,822	116,892
Regeneron Pharmaceuticals, Inc.*,1	125	90,186
Inter Parfums, Inc.	913	88,123
Vanda Pharmaceuticals, Inc.*	11,390	84,172
Quanex Building Products Corp.	3,492	82,691
Amphastar Pharmaceuticals, Inc.*,1	2,907	81,454
Exelixis, Inc.*	5,069	81,307
Eli Lilly & Co.	174	63,656
Total Consumer, Non-cyclical		7,115,510
Industrial - 15.1%
Textron, Inc.[1]	4,305	304,794
Donaldson Company, Inc.	5,172	304,476
Graco, Inc.	4,503	302,872
Standex International Corp.	2,890	295,965
Snap-on, Inc.[1]	1,282	292,924
Emerson Electric Co.[1]	2,989	287,123
Eagle Materials, Inc.[1]	2,053	272,741
Albany International Corp. — Class A1	2,744	270,531
Louisiana-Pacific Corp.[1]	4,245	251,304
General Dynamics Corp.	940	233,223
Vishay Intertechnology, Inc.[1]	10,787	232,676
Lockheed Martin Corp.	471	229,137
Sturm Ruger & Company, Inc.	3,930	198,937
Advanced Energy Industries, Inc.[1]	2,198	188,544
Acuity Brands, Inc.[1]	1,130	187,139
Mueller Industries, Inc.[1]	2,672	157,648
Sealed Air Corp.	3,052	152,234
Dorian LPG Ltd.	7,986	151,335
AMETEK, Inc.	962	134,411
3M Co.	943	113,084
Otis Worldwide Corp.	1,206	94,442
OSI Systems, Inc.*	1,135	90,255
PGT Innovations, Inc.*	4,888	87,788
Total Industrial		4,833,583
Consumer, Cyclical - 11.8%
Wyndham Hotels & Resorts, Inc.	4,279	305,136
Columbia Sportswear Co.	3,473	304,165
Yum! Brands, Inc.	2,368	303,293
GMS, Inc.*,1	5,089	253,432
Home Depot, Inc.[1]	774	244,476
Brunswick Corp.[1]	3,340	240,747
Allison Transmission Holdings, Inc.[1]	5,571	231,754
MSC Industrial Direct Company, Inc. — Class A	2,359	192,730
Methode Electronics, Inc.	3,972	176,238
Buckle, Inc.[1]	3,845	174,371
Starbucks Corp.	1,389	137,789
Boyd Gaming Corp.[1]	2,406	131,199
Steven Madden Ltd.	3,831	122,439
Academy Sports & Outdoors, Inc.[1]	2,313	121,525
Haverty Furniture Companies, Inc.	3,855	115,264
Oxford Industries, Inc.	1,184	110,325
Lowe's Companies, Inc.	538	107,191
Patrick Industries, Inc.	1,645	99,687
Williams-Sonoma, Inc.[1]	842	96,763
Group 1 Automotive, Inc.[1]	502	90,546
Watsco, Inc.	358	89,285
Winnebago Industries, Inc.	1,393	73,411
Ethan Allen Interiors, Inc.	2,609	68,930
Total Consumer, Cyclical		3,790,696
Financial - 11.1%
Preferred Bank/Los Angeles CA	4,213	314,374
Heritage Financial Corp.	9,910	303,642
National Bank Holdings Corp. — Class A	7,121	299,580
Hope Bancorp, Inc.	23,385	299,562
S&T Bancorp, Inc.[1]	8,676	296,546
Renasant Corp.[1]	7,877	296,096
TowneBank	9,377	289,187
Evercore, Inc. — Class A	1,711	186,636
International Bancshares Corp.	3,400	155,584
Office Properties Income Trust REIT	10,230	136,571
Central Pacific Financial Corp.[1]	6,229	126,324
BankUnited, Inc.[1]	3,679	124,976
Stewart Information Services Corp.	2,789	119,174
Virtus Investment Partners, Inc.	528	101,080
Hilltop Holdings, Inc.	3,192	95,792
Marcus & Millichap, Inc.	2,747	94,634
Bread Financial Holdings, Inc.[1]	2,323	87,484

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 92.4% (continued)
Financial - 11.1% (continued)
Visa, Inc. — Class A	409	$84,974
PennyMac Financial Services, Inc.	1,393	78,928
NMI Holdings, Inc. — Class A*	3,175	66,357
Total Financial		3,557,501
Energy - 8.5%
Exxon Mobil Corp.[1]	2,853	314,686
Marathon Petroleum Corp.[1]	2,701	314,370
Antero Midstream Corp.[1]	27,523	296,973
DT Midstream, Inc.[1]	5,190	286,799
Kinder Morgan, Inc.[1]	15,769	285,104
Valero Energy Corp.	1,562	198,155
Williams Companies, Inc.	5,222	171,804
Phillips 66[1]	1,541	160,387
CVR Energy, Inc.[1]	4,789	150,087
Occidental Petroleum Corp.	1,883	118,610
REX American Resources Corp.*	3,169	100,964
SunCoke Energy, Inc.	11,348	97,933
Par Pacific Holdings, Inc.*	3,351	77,911
Equitrans Midstream Corp.[1]	10,920	73,164
ONEOK, Inc.[1]	1,091	71,679
Total Energy		2,718,626
Technology - 8.0%
Cirrus Logic, Inc.*,1	4,035	300,527
Applied Materials, Inc.	2,473	240,821
Synopsys, Inc.*	737	235,317
Microsoft Corp.	819	196,412
Dropbox, Inc. — Class A*	7,678	171,834
Maximus, Inc.	1,887	138,374
Diodes, Inc.*	1,435	109,261
Teradata Corp.*	3,120	105,019
NetScout Systems, Inc.*	2,982	96,945
Synaptics, Inc.*,1	1,008	95,921
Avid Technology, Inc.*	3,515	93,464
Apple, Inc.[1]	700	90,951
Adobe, Inc.*	266	89,517
QUALCOMM, Inc.	777	85,423
Rambus, Inc.*,1	2,260	80,953
NetApp, Inc.	1,338	80,360
Axcelis Technologies, Inc.*,1	964	76,503
Kulicke & Soffa Industries, Inc.	1,726	76,393
CSG Systems International, Inc.[1]	1,272	72,758
Veeco Instruments, Inc.*	3,821	70,994
ACI Worldwide, Inc.*,1	2,981	68,563
Total Technology		2,576,310
Utilities - 6.8%
FirstEnergy Corp.	7,477	313,585
OGE Energy Corp.	7,825	309,479
Black Hills Corp.	4,383	308,300
UGI Corp.[1]	7,614	282,251
MGE Energy, Inc.[1]	3,136	220,775
Chesapeake Utilities Corp.[1]	1,608	190,033
ONE Gas, Inc.	2,268	171,733
Clearway Energy, Inc. — Class C	5,379	171,429
Otter Tail Corp.[1]	2,224	130,571
National Fuel Gas Co.	1,313	83,113
Total Utilities		2,181,269
Communications - 4.5%
Verizon Communications, Inc.[1]	7,186	283,128
T-Mobile US, Inc.*,1	1,767	247,380
Gogo, Inc.*	14,949	220,647
Meta Platforms, Inc. — Class A*	1,678	201,931
Cisco Systems, Inc.[1]	3,421	162,977
VeriSign, Inc.*	628	129,016
InterDigital, Inc.	2,403	118,901
Alphabet, Inc. — Class C*,1	1,021	90,593
Total Communications		1,454,573
Basic Materials - 4.4%
Minerals Technologies, Inc.	3,472	210,820
Balchem Corp.[1]	1,585	193,544
Huntsman Corp.[1]	6,191	170,129
NewMarket Corp.[1]	483	150,266
Olin Corp.	2,485	131,556
LyondellBasell Industries N.V. — Class A	1,542	128,032
FMC Corp.	795	99,216
Ingevity Corp.*	1,233	86,852
AdvanSix, Inc.[1]	2,280	86,686
American Vanguard Corp.[1]	3,736	81,109
Westlake Corp.[1]	760	77,930
Total Basic Materials		1,416,140
Total Common Stocks
(Cost $29,934,128)		29,644,208

MONEY MARKET FUND† - 2.2%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 3.93%[2]	700,247	700,247
Total Money Market Fund
(Cost $700,247)		700,247
Total Investments - 94.6%
(Cost $30,634,375)		$30,344,455
Other Assets & Liabilities, net - 5.4%		1,739,138
Total Net Assets - 100.0%		$32,083,593

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	4.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$8,355,184	$88,294
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	8,336,398	78,646
						$16,691,582	$166,940
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$15,284,290	$778,486
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	15,400,907	771,445
						$30,685,197	$1,549,931

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Home Depot, Inc.	216	0.78%	$8,115
GMS, Inc.	1,424	0.85%	7,144
Allison Transmission Holdings, Inc.	1,559	0.78%	6,729
Academy Sports & Outdoors, Inc.	647	0.41%	6,308
Buckle, Inc.	1,076	0.59%	5,853
Patrick Industries, Inc.	305	0.22%	4,523
Methode Electronics, Inc.	1,111	0.59%	3,961
Haverty Furniture Companies, Inc.	1,079	0.39%	1,827
Starbucks Corp.	388	0.46%	1,558
Group 1 Automotive, Inc.	140	0.30%	1,556
Ethan Allen Interiors, Inc.	730	0.23%	(386)
Wyndham Hotels & Resorts, Inc.	1,197	1.02%	(761)
Watsco, Inc.	100	0.30%	(1,058)
Boyd Gaming Corp.	673	0.44%	(1,108)
Lowe's Companies, Inc.	150	0.36%	(1,209)
Columbia Sportswear Co.	972	1.02%	(1,614)
Yum! Brands, Inc.	663	1.02%	(1,662)
Winnebago Industries, Inc.	390	0.25%	(1,736)
MSC Industrial Direct Company, Inc. — Class A	660	0.65%	(1,842)
Oxford Industries, Inc.	331	0.37%	(2,024)
Steven Madden Ltd.	1,072	0.41%	(2,623)
Brunswick Corp.	934	0.81%	(2,927)
Williams-Sonoma, Inc.	235	0.32%	(3,177)
Total Consumer, Cyclical			25,447
Technology
Rambus, Inc.	632	0.27%	10,080
Axcelis Technologies, Inc.	270	0.26%	4,141
CSG Systems International, Inc.	356	0.24%	3,819
Diodes, Inc.	401	0.37%	3,241
QUALCOMM, Inc.	217	0.29%	1,095
NetApp, Inc.	374	0.27%	486
Maximus, Inc.	528	0.46%	421
Adobe, Inc.	74	0.30%	226
Dropbox, Inc. — Class A	2,149	0.58%	(341)
Teradata Corp.	873	0.35%	(376)
Apple, Inc.	196	0.31%	(985)
Veeco Instruments, Inc.	1,069	0.24%	(1,048)
Synaptics, Inc.	282	0.32%	(1,299)
Kulicke & Soffa Industries, Inc.	483	0.26%	(1,692)
Avid Technology, Inc.	983	0.31%	(1,808)
NetScout Systems, Inc.	834	0.33%	(1,888)
Cirrus Logic, Inc.	1,129	1.01%	(2,100)
Microsoft Corp.	229	0.66%	(2,222)
Synopsys, Inc.	206	0.79%	(2,754)
ACI Worldwide, Inc.	834	0.23%	(2,983)
Applied Materials, Inc.	692	0.81%	(6,128)
Total Technology			(2,115)
Industrial
Standex International Corp.	809	0.99%	10,579
Dorian LPG Ltd.	2,235	0.51%	10,037
Vishay Intertechnology, Inc.	3,019	0.78%	8,355
Snap-on, Inc.	359	0.98%	6,884
Louisiana-Pacific Corp.	1,188	0.84%	6,178
Albany International Corp. — Class A	768	0.91%	5,355
Eagle Materials, Inc.	574	0.91%	5,070
Emerson Electric Co.	836	0.96%	4,701
Textron, Inc.	1,205	1.02%	3,096
Lockheed Martin Corp.	132	0.77%	1,247
Advanced Energy Industries, Inc.	615	0.63%	1,204
Donaldson Company, Inc.	1,447	1.02%	841
OSI Systems, Inc.	317	0.30%	409
Otis Worldwide Corp.	337	0.32%	(33)
General Dynamics Corp.	263	0.78%	(122)
AMETEK, Inc.	269	0.45%	(847)
3M Co.	264	0.38%	(1,285)
Graco, Inc.	1,260	1.02%	(2,196)
Mueller Industries, Inc.	748	0.53%	(2,455)
Sealed Air Corp.	854	0.51%	(2,739)
Acuity Brands, Inc.	316	0.63%	(4,850)
PGT Innovations, Inc.	1,368	0.29%	(6,717)
Sturm Ruger & Company, Inc.	1,100	0.67%	(14,130)
Total Industrial			28,582
Basic Materials
FMC Corp.	222	0.33%	2,917
Westlake Corp.	212	0.26%	2,584
American Vanguard Corp.	1,045	0.27%	817
NewMarket Corp.	135	0.50%	479
Olin Corp.	695	0.44%	(1,532)
Ingevity Corp.	345	0.29%	(1,850)
LyondellBasell Industries N.V. — Class A	431	0.43%	(2,114)
AdvanSix, Inc.	638	0.29%	(2,151)
Minerals Technologies, Inc.	972	0.71%	(2,873)
Balchem Corp.	443	0.65%	(4,342)
Huntsman Corp.	1,733	0.57%	(4,366)
Total Basic Materials			(12,431)
Financial
S&T Bancorp, Inc.	2,429	1.00%	14,551
Preferred Bank/Los Angeles CA	1,179	1.06%	9,048
Renasant Corp.	2,205	0.99%	9,004
TowneBank	2,624	0.97%	8,050
Associated Banc-Corp.	2,322	0.64%	7,101
PennyMac Financial Services, Inc.	390	0.27%	3,641
Virtus Investment Partners, Inc.	148	0.34%	3,547
NMI Holdings, Inc. — Class A	888	0.22%	2,213
International Bancshares Corp.	951	0.52%	1,892
Evercore, Inc. — Class A	479	0.63%	1,883
Bread Financial Holdings, Inc.	650	0.29%	1,689
National Bank Holdings Corp. — Class A	1,993	1.01%	1,587
Hilltop Holdings, Inc.	893	0.32%	1,467
Visa, Inc. — Class A	114	0.28%	(775)
Marcus & Millichap, Inc.	768	0.32%	(1,559)
Hope Bancorp, Inc.	6,545	1.01%	(3,492)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
BankUnited, Inc.	1,029	0.42%	$(4,199)
Heritage Financial Corp.	2,774	1.02%	(8,893)
Central Pacific Financial Corp.	1,743	0.42%	(9,487)
Stewart Information Services Corp.	780	0.40%	(10,690)
Office Properties Income Trust	2,863	0.46%	(20,879)
Total Financial			5,699
Communications
Cisco Systems, Inc.	957	0.55%	5,345
T-Mobile US, Inc.	494	0.83%	2,958
VeriSign, Inc.	175	0.43%	1,428
Alphabet, Inc. — Class C	285	0.30%	(2,345)
Meta Platforms, Inc. — Class A	469	0.68%	(7,281)
Gogo, Inc.	4,184	0.74%	(7,530)
Verizon Communications, Inc.	2,011	0.95%	(9,488)
InterDigital, Inc.	672	0.40%	(9,748)
Total Communications			(26,661)
Consumer, Non-cyclical
Perdoceo Education Corp.	5,653	0.94%	18,145
Ironwood Pharmaceuticals, Inc. — Class A	7,185	1.07%	10,663
Bristol-Myers Squibb Co.	1,067	0.92%	9,965
United Therapeutics Corp.	162	0.54%	9,518
Vertex Pharmaceuticals, Inc.	143	0.50%	8,541
Regeneron Pharmaceuticals, Inc.	35	0.30%	8,449
Coca-Cola Co.	1,359	1.04%	6,544
Amphastar Pharmaceuticals, Inc.	813	0.27%	6,443
Hologic, Inc.	1,150	1.03%	5,878
Jazz Pharmaceuticals plc	287	0.55%	5,705
Incyte Corp.	430	0.41%	4,615
Quest Diagnostics, Inc.	579	1.09%	4,287
Triton International Ltd.	777	0.64%	4,213
Supernus Pharmaceuticals, Inc.	1,202	0.51%	3,368
Altria Group, Inc.	1,401	0.77%	2,986
Eli Lilly & Co.	48	0.21%	2,647
Post Holdings, Inc.	656	0.71%	2,394
Innoviva, Inc.	2,469	0.39%	1,937
Lamb Weston Holdings, Inc.	369	0.40%	1,424
Prestige Consumer Healthcare, Inc.	1,133	0.85%	1,113
Quanex Building Products Corp.	977	0.28%	1,047
Globus Medical, Inc. — Class A	602	0.54%	1,012
John B Sanfilippo & Son, Inc.	1,056	1.03%	876
Monster Beverage Corp.	498	0.61%	(285)
Hershey Co.	370	1.03%	(566)
Inter Parfums, Inc.	255	0.30%	(612)
Danaher Corp.	255	0.81%	(716)
Gilead Sciences, Inc.	514	0.53%	(1,125)
Exelixis, Inc.	1,419	0.27%	(1,471)
IDEXX Laboratories, Inc.	192	0.94%	(2,450)
Varex Imaging Corp.	3,116	0.76%	(3,650)
EVERTEC, Inc.	1,593	0.62%	(5,415)
Royalty Pharma plc — Class A	1,609	0.76%	(5,427)
Eagle Pharmaceuticals, Inc.	1,304	0.46%	(13,673)
Vanda Pharmaceuticals, Inc.	3,188	0.28%	(22,019)
Tyson Foods, Inc. — Class A	1,008	0.75%	(22,379)
USANA Health Sciences, Inc.	1,197	0.76%	(25,567)
Total Consumer, Non-cyclical			16,415
Energy
Marathon Petroleum Corp.	756	1.06%	12,364
Exxon Mobil Corp.	798	1.06%	9,470
Phillips 66	431	0.54%	7,828
Valero Energy Corp.	437	0.67%	6,297
Antero Midstream Corp.	7,703	1.00%	5,135
Par Pacific Holdings, Inc.	938	0.26%	3,751
REX American Resources Corp.	887	0.34%	2,328
Kinder Morgan, Inc.	4,414	0.96%	1,769
ONEOK, Inc.	305	0.24%	1,764
SunCoke Energy, Inc.	3,176	0.33%	1,512
Equitrans Midstream Corp.	3,056	0.25%	55
Williams Companies, Inc.	1,461	0.58%	(526)
DT Midstream, Inc.	1,452	0.96%	(1,484)
Occidental Petroleum Corp.	527	0.40%	(4,155)
CVR Energy, Inc.	1,340	0.50%	(5,068)
Total Energy			41,040
Utilities
FirstEnergy Corp.	2,092	1.05%	8,809
ONE Gas, Inc.	634	0.58%	1,663
UGI Corp.	2,131	0.95%	675
Black Hills Corp.	1,227	1.04%	258
National Fuel Gas Co.	367	0.28%	111
OGE Energy Corp.	2,190	1.04%	17
Chesapeake Utilities Corp.	450	0.64%	(27)
Otter Tail Corp.	622	0.44%	(2,001)
Clearway Energy, Inc. — Class C	1,505	0.58%	(3,276)
MGE Energy, Inc.	877	0.74%	(3,559)
Total Utilities			2,670
Total MS Equity Long Custom Basket			$78,646

MS EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
Viad Corp.	2,381	(0.36)%	51,780
ASGN, Inc.	1,116	(0.59)%	46,243
Equifax, Inc.	1,187	(1.50)%	39,774
Healthcare Services Group, Inc.	7,258	(0.57)%	34,753
FTI Consulting, Inc.	957	(0.99)%	16,762
CoStar Group, Inc.	2,066	(1.04)%	15,053
TransUnion	3,588	(1.32)%	13,192
Driven Brands Holdings, Inc.	5,894	(1.05)%	12,089

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Patterson Companies, Inc.	2,351	(0.43)%	$6,245
Rollins, Inc.	1,889	(0.45)%	5,861
GXO Logistics, Inc.	1,510	(0.42)%	3,389
ABM Industries, Inc.	4,802	(1.39)%	(2,661)
Quanta Services, Inc.	582	(0.54)%	(6,007)
Cintas Corp.	526	(1.54)%	(13,996)
ICU Medical, Inc.	1,304	(1.33)%	(28,081)
Total Consumer, Non-cyclical			194,396
Utilities
AES Corp.	2,893	(0.54)%	(1,030)
Vistra Corp.	4,533	(0.68)%	(1,658)
Public Service Enterprise Group, Inc.	3,959	(1.58)%	(6,689)
Exelon Corp.	5,395	(1.51)%	(9,020)
Edison International	3,686	(1.52)%	(18,022)
Total Utilities			(36,419)
Basic Materials
Alcoa Corp.	1,741	(0.51)%	3,218
Freeport-McMoRan, Inc.	2,327	(0.57)%	2,215
ATI, Inc.	2,431	(0.47)%	1,696
Total Basic Materials			7,129
Financial
Signature Bank	666	(0.50)%	96,061
Invitation Homes, Inc.	4,178	(0.80)%	53,611
Welltower, Inc.	1,645	(0.70)%	40,812
Sun Communities, Inc.	1,687	(1.57)%	38,781
Equinix, Inc.	277	(1.18)%	36,128
Crown Castle, Inc.	765	(0.67)%	35,930
Americold Realty Trust, Inc.	4,297	(0.79)%	31,610
Bank of America Corp.	6,881	(1.48)%	27,105
KKR & Company, Inc. — Class A	3,123	(0.94)%	26,182
Ares Management Corp. — Class A	2,543	(1.13)%	23,942
Kennedy-Wilson Holdings, Inc.	10,216	(1.04)%	19,379
Digital Realty Trust, Inc.	1,039	(0.68)%	17,937
Equitable Holdings, Inc.	7,707	(1.44)%	17,768
Raymond James Financial, Inc.	2,070	(1.44)%	17,678
American Tower Corp. — Class A	1,097	(1.51)%	17,220
Ryman Hospitality Properties, Inc.	1,990	(1.06)%	15,032
Independence Realty Trust, Inc.	5,627	(0.62)%	14,882
Assurant, Inc.	744	(0.60)%	14,141
Host Hotels & Resorts, Inc.	5,633	(0.59)%	9,332
Pebblebrook Hotel Trust	3,772	(0.33)%	8,207
Alexandria Real Estate Equities, Inc.	1,586	(1.50)%	7,637
Kite Realty Group Trust	8,959	(1.22)%	7,165
KeyCorp	10,215	(1.16)%	7,120
Ventas, Inc.	2,147	(0.63)%	6,818
Wells Fargo & Co.	2,081	(0.56)%	6,297
Northern Trust Corp.	2,683	(1.54)%	6,068
UDR, Inc.	5,930	(1.49)%	4,445
Principal Financial Group, Inc.	824	(0.45)%	4,245
Howard Hughes Corp.	3,571	(1.77)%	4,093
Kimco Realty Corp.	7,931	(1.09)%	3,933
Iron Mountain, Inc.	3,789	(1.23)%	3,092
Citigroup, Inc.	3,643	(1.07)%	1,251
Cboe Global Markets, Inc.	720	(0.59)%	1,237
Willis Towers Watson plc	482	(0.77)%	1,073
Cullen/Frost Bankers, Inc.	564	(0.49)%	(1,141)
Progressive Corp.	1,834	(1.54)%	(1,763)
Cincinnati Financial Corp.	685	(0.46)%	(2,189)
American International Group, Inc.	1,702	(0.70)%	(3,297)
TFS Financial Corp.	6,481	(0.61)%	(4,497)
Intercontinental Exchange, Inc.	1,425	(0.95)%	(5,524)
BlackRock, Inc. — Class A	189	(0.87)%	(6,828)
Arthur J Gallagher & Co.	452	(0.55)%	(9,053)
CBRE Group, Inc. — Class A	1,584	(0.79)%	(10,287)
First Republic Bank	1,425	(1.13)%	(11,562)
Invesco Ltd.	8,524	(1.00)%	(12,316)
Allstate Corp.	1,507	(1.33)%	(13,566)
Apollo Global Management, Inc.	3,697	(1.53)%	(18,029)
Total Financial			526,160
Consumer, Cyclical
MillerKnoll, Inc.	4,118	(0.56)%	66,840
CarMax, Inc.	1,446	(0.57)%	32,100
American Airlines Group, Inc.	6,067	(0.50)%	31,392
Hawaiian Holdings, Inc.	5,405	(0.36)%	18,503
Live Nation Entertainment, Inc.	1,290	(0.58)%	4,953
Floor & Decor Holdings, Inc. — Class A	812	(0.37)%	4,378
Delta Air Lines, Inc.	6,025	(1.29)%	(1,696)
Walgreens Boots Alliance, Inc.	3,799	(0.92)%	(1,780)
Copart, Inc.	3,641	(1.44)%	(5,908)
Madison Square Garden Sports Corp. — Class A	533	(0.63)%	(22,220)
Total Consumer, Cyclical			126,562
Industrial
Stanley Black & Decker, Inc.	1,090	(0.53)%	48,833
Stericycle, Inc.	1,130	(0.37)%	27,033
Waste Management, Inc.	1,434	(1.46)%	18,949
TD SYNNEX Corp.	2,437	(1.50)%	8,684
Kirby Corp.	1,235	(0.52)%	5,027
Jacobs Solutions, Inc.	1,980	(1.54)%	3,073
General Electric Co.	1	0 .00%	9
J.B. Hunt Transport Services, Inc.	373	(0.42)%	(1,285)
Norfolk Southern Corp.	338	(0.54)%	(4,825)
TransDigm Group, Inc.	78	(0.32)%	(6,541)
FedEx Corp.	457	(0.51)%	(8,017)
Boeing Co.	424	(0.52)%	(10,583)
Casella Waste Systems, Inc. — Class A	1,870	(0.96)%	(30,338)
MSA Safety, Inc.	1,373	(1.29)%	(30,528)
Total Industrial			19,491
Energy
NOV, Inc.	4,405	(0.60)%	9,856
Helmerich & Payne, Inc.	1,554	(0.50)%	(921)
Patterson-UTI Energy, Inc.	6,939	(0.76)%	(2,253)
Halliburton Co.	6,411	(1.64)%	(7,021)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Liberty Energy, Inc. — Class A	5,305	(0.55)%	$(10,934)
ChampionX Corp.	1,625	(0.31)%	(11,513)
Hess Corp.	1,050	(0.97)%	(16,862)
Valaris Ltd.	1,736	(0.76)%	(28,712)
Schlumberger Ltd.	2,175	(0.75)%	(33,088)
EOG Resources, Inc.	1,700	(1.43)%	(37,583)
Total Energy			(139,031)
Communications
IAC, Inc.	2,532	(0.73)%	29,526
Walt Disney Co.	1,974	(1.11)%	23,013
Warner Bros Discovery, Inc.	8,156	(0.50)%	19,238
Paramount Global — Class B	5,061	(0.55)%	13,457
Uber Technologies, Inc.	4,888	(0.78)%	5,221
Interpublic Group of Companies, Inc.	4,932	(1.07)%	(18,849)
Total Communications			71,606
Technology
Take-Two Interactive Software, Inc.	1,485	(1.00)%	4,046
Science Applications International Corp.	1,806	(1.30)%	(2,495)
Total Technology			1,551
Total MS Equity Short Custom Basket			$771,445

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Patrick Industries, Inc.	615	0.45%	$9,049
Home Depot, Inc.	216	0.82%	8,183
GMS, Inc.	1,424	0.85%	6,947
Allison Transmission Holdings, Inc.	1,559	0.78%	6,729
Academy Sports & Outdoors, Inc.	647	0.41%	6,370
Buckle, Inc.	1,076	0.58%	5,896
Methode Electronics, Inc.	1,111	0.59%	3,981
Haverty Furniture Companies, Inc.	1,079	0.39%	1,801
Group 1 Automotive, Inc.	140	0.30%	1,707
Starbucks Corp.	388	0.46%	1,565
Ethan Allen Interiors, Inc.	730	0.23%	(342)
Watsco, Inc.	100	0.30%	(866)
Wyndham Hotels & Resorts, Inc.	1,197	1.02%	(898)
Boyd Gaming Corp.	673	0.44%	(1,041)
Lowe's Companies, Inc.	150	0.36%	(1,242)
Winnebago Industries, Inc.	390	0.25%	(1,560)
Yum! Brands, Inc.	663	1.02%	(1,649)
Columbia Sportswear Co.	972	1.02%	(1,703)
MSC Industrial Direct Company, Inc. — Class A	660	0.65%	(1,848)
Oxford Industries, Inc.	331	0.37%	(2,286)
Steven Madden Ltd.	1,072	0.41%	(2,697)
Brunswick Corp.	934	0.81%	(2,739)
Williams-Sonoma, Inc.	235	0.32%	(2,983)
Total Consumer, Cyclical			30,374
Technology
Rambus, Inc.	632	0.21%	10,078
Axcelis Technologies, Inc.	270	0.26%	4,229
CSG Systems International, Inc.	356	0.24%	3,778
Diodes, Inc.	401	0.37%	3,236
QUALCOMM, Inc.	217	0.29%	1,124
Maximus, Inc.	528	0.46%	512
NetApp, Inc.	374	0.27%	492
Adobe, Inc.	74	0.30%	188
Teradata Corp.	873	0.35%	(388)
Dropbox, Inc. — Class A	2,149	0.58%	(487)
Apple, Inc.	196	0.30%	(967)
Veeco Instruments, Inc.	1,069	0.24%	(1,028)
Synaptics, Inc.	282	0.32%	(1,223)
Kulicke & Soffa Industries, Inc.	483	0.26%	(1,689)
NetScout Systems, Inc.	834	0.32%	(1,691)
Avid Technology, Inc.	983	0.31%	(1,994)
Cirrus Logic, Inc.	1,129	1.01%	(2,187)
Microsoft Corp.	229	0.66%	(2,264)
Synopsys, Inc.	206	0.79%	(2,799)
ACI Worldwide, Inc.	834	0.23%	(2,943)
Applied Materials, Inc.	692	0.81%	(6,284)
Total Technology			(2,307)
Industrial
Standex International Corp.	809	0.99%	10,451
Dorian LPG Ltd.	2,235	0.51%	10,132
Vishay Intertechnology, Inc.	3,019	0.78%	8,326
Snap-on, Inc.	359	0.98%	6,854
Louisiana-Pacific Corp.	1,188	0.84%	6,599
Albany International Corp. — Class A	768	0.91%	5,351
Eagle Materials, Inc.	574	0.91%	5,092
Emerson Electric Co.	836	0.96%	4,749
Textron, Inc.	1,205	1.02%	3,779
Advanced Energy Industries, Inc.	615	0.63%	1,347
Lockheed Martin Corp.	132	0.77%	1,347
Donaldson Company, Inc.	1,447	1.02%	938
OSI Systems, Inc.	317	0.30%	375
General Dynamics Corp.	263	0.78%	20
Otis Worldwide Corp.	337	0.32%	(44)
AMETEK, Inc.	269	0.45%	(862)
3M Co.	264	0.38%	(1,312)
Graco, Inc.	1,260	1.01%	(2,241)
Mueller Industries, Inc.	748	0.53%	(2,475)
Sealed Air Corp.	854	0.51%	(2,757)
Acuity Brands, Inc.	316	0.63%	(4,733)
PGT Innovations, Inc.	1,368	0.29%	(6,691)
Sturm Ruger & Company, Inc.	1,100	0.67%	(14,614)
Total Industrial			29,631
Basic Materials
FMC Corp.	222	0.33%	3,030
Westlake Corp.	212	0.26%	2,516
American Vanguard Corp.	1,045	0.27%	764
NewMarket Corp.	135	0.50%	552
Olin Corp.	695	0.44%	(1,550)
Ingevity Corp.	345	0.29%	(1,869)
LyondellBasell Industries N.V. — Class A	431	0.43%	(2,109)
AdvanSix, Inc.	638	0.29%	(2,182)
Minerals Technologies, Inc.	972	0.71%	(2,806)
Balchem Corp.	443	0.65%	(4,373)
Huntsman Corp.	1,733	0.57%	(4,446)
Total Basic Materials			(12,473)
Financial
S&T Bancorp, Inc.	2,429	0.99%	14,517
Preferred Bank/Los Angeles CA	1,179	1.05%	9,029
Renasant Corp.	2,205	0.99%	8,977
TowneBank	2,624	0.97%	8,426
Associated Banc-Corp.	2,322	0.64%	7,246
PennyMac Financial Services, Inc.	390	0.26%	3,679
Virtus Investment Partners, Inc.	148	0.34%	3,486
Evercore, Inc. — Class A	479	0.63%	2,342
NMI Holdings, Inc. — Class A	888	0.22%	2,256
International Bancshares Corp.	951	0.52%	1,902
National Bank Holdings Corp. — Class A	1,993	1.00%	1,821
Bread Financial Holdings, Inc.	650	0.29%	1,784
Hilltop Holdings, Inc.	893	0.32%	1,472
Visa, Inc. — Class A	114	0.28%	(813)
Marcus & Millichap, Inc.	768	0.32%	(1,582)
Hope Bancorp, Inc.	6,545	1.00%	(3,468)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
BankUnited, Inc.	1,029	0.42%	$(4,164)
Heritage Financial Corp.	2,774	1.02%	(9,012)
Central Pacific Financial Corp.	1,743	0.42%	(9,524)
Stewart Information Services Corp.	780	0.40%	(10,704)
Office Properties Income Trust	2,863	0.46%	(20,841)
Total Financial			6,829
Communications
Cisco Systems, Inc.	957	0.55%	5,444
T-Mobile US, Inc.	494	0.83%	2,897
VeriSign, Inc.	175	0.43%	1,450
Alphabet, Inc. — Class C	285	0.30%	(2,347)
Gogo, Inc.	4,184	0.74%	(6,810)
Meta Platforms, Inc. — Class A	469	0.68%	(7,284)
Verizon Communications, Inc.	2,011	0.95%	(9,575)
InterDigital, Inc.	672	0.40%	(9,765)
Total Communications			(25,990)
Consumer, Non-cyclical
Perdoceo Education Corp.	5,653	0.94%	18,103
Ironwood Pharmaceuticals, Inc. — Class A	7,185	1.07%	10,528
Bristol-Myers Squibb Co.	1,067	0.92%	10,010
United Therapeutics Corp.	162	0.54%	9,519
Vertex Pharmaceuticals, Inc.	143	0.49%	8,518
Regeneron Pharmaceuticals, Inc.	35	0.30%	8,448
Coca-Cola Co.	1,359	1.03%	6,679
Amphastar Pharmaceuticals, Inc.	813	0.27%	6,438
Hologic, Inc.	1,150	1.03%	5,892
Jazz Pharmaceuticals plc	287	0.55%	5,879
Incyte Corp.	430	0.41%	4,766
Quest Diagnostics, Inc.	579	1.08%	4,230
Triton International Ltd.	777	0.64%	4,220
Altria Group, Inc.	1,401	0.77%	2,977
Supernus Pharmaceuticals, Inc.	1,202	0.51%	2,939
Eli Lilly & Co.	48	0.21%	2,652
Post Holdings, Inc.	656	0.71%	2,542
Innoviva, Inc.	2,469	0.39%	1,958
Lamb Weston Holdings, Inc.	369	0.39%	1,444
Prestige Consumer Healthcare, Inc.	1,133	0.85%	1,109
Quanex Building Products Corp.	977	0.28%	1,031
John B Sanfilippo & Son, Inc.	1,056	1.03%	911
Globus Medical, Inc. — Class A	602	0.54%	830
Monster Beverage Corp.	498	0.61%	(354)
Hershey Co.	370	1.03%	(487)
Inter Parfums, Inc.	255	0.29%	(561)
Danaher Corp.	255	0.81%	(849)
Gilead Sciences, Inc.	514	0.53%	(1,201)
Exelixis, Inc.	1,419	0.27%	(1,386)
IDEXX Laboratories, Inc.	192	0.94%	(2,524)
Varex Imaging Corp.	3,116	0.76%	(3,433)
Royalty Pharma plc — Class A	1,609	0.76%	(5,198)
EVERTEC, Inc.	1,593	0.62%	(5,327)
Eagle Pharmaceuticals, Inc.	1,304	0.46%	(13,909)
Vanda Pharmaceuticals, Inc.	3,188	0.28%	(22,071)
Tyson Foods, Inc. — Class A	1,008	0.75%	(22,331)
USANA Health Sciences, Inc.	1,197	0.76%	(25,716)
Total Consumer, Non-cyclical			16,276
Energy
Marathon Petroleum Corp.	756	1.05%	12,537
Exxon Mobil Corp.	798	1.05%	9,707
Phillips 66	431	0.54%	7,883
Valero Energy Corp.	437	0.66%	6,395
Antero Midstream Corp.	7,703	0.99%	5,269
Par Pacific Holdings, Inc.	938	0.26%	3,796
REX American Resources Corp.	887	0.34%	2,479
Kinder Morgan, Inc.	4,414	0.96%	1,896
ONEOK, Inc.	305	0.24%	1,789
SunCoke Energy, Inc.	3,176	0.33%	1,501
Equitrans Midstream Corp.	3,056	0.25%	6
Williams Companies, Inc.	1,461	0.58%	(464)
DT Midstream, Inc.	1,452	0.96%	(1,378)
Occidental Petroleum Corp.	527	0.40%	(3,820)
CVR Energy, Inc.	1,340	0.50%	(4,930)
Total Energy			42,666
Utilities
FirstEnergy Corp.	2,092	1.05%	9,314
ONE Gas, Inc.	634	0.57%	1,735
UGI Corp.	2,131	0.95%	828
OGE Energy Corp.	2,190	1.04%	197
National Fuel Gas Co.	367	0.28%	164
Black Hills Corp.	1,227	1.03%	102
Chesapeake Utilities Corp.	450	0.64%	(113)
Otter Tail Corp.	622	0.44%	(2,042)
Clearway Energy, Inc. — Class C	1,505	0.57%	(3,281)
MGE Energy, Inc.	877	0.74%	(3,616)
Total Utilities			3,288
Total GS Equity Long Custom Basket			$88,294

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Viad Corp.	2,381	(0.40)%	51,830
ASGN, Inc.	1,116	(0.59)%	46,157
Equifax, Inc.	1,187	(1.51)%	39,862
Healthcare Services Group, Inc.	7,258	(0.57)%	35,134
FTI Consulting, Inc.	957	(0.99)%	17,758
CoStar Group, Inc.	2,066	(1.04)%	14,673
TransUnion	3,588	(1.33)%	12,590
Driven Brands Holdings, Inc.	5,894	(1.05)%	12,464

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Patterson Companies, Inc.	2,351	(0.43)%	$6,036
Rollins, Inc.	1,889	(0.45)%	5,774
GXO Logistics, Inc.	1,510	(0.42)%	3,368
ABM Industries, Inc.	4,802	(1.40)%	(2,709)
Quanta Services, Inc.	582	(0.54)%	(5,909)
Cintas Corp.	526	(1.55)%	(14,749)
ICU Medical, Inc.	1,304	(1.34)%	(28,276)
Total Consumer, Non-cyclical			194,003
Utilities
AES Corp.	2,893	(0.54)%	(879)
Vistra Corp.	4,533	(0.69)%	(2,025)
Public Service Enterprise Group, Inc.	3,959	(1.59)%	(5,753)
Exelon Corp.	5,395	(1.53)%	(9,186)
Edison International	3,686	(1.53)%	(19,326)
Total Utilities			(37,169)
Basic Materials
Alcoa Corp.	1,741	(0.52)%	3,525
Freeport-McMoRan, Inc.	2,327	(0.58)%	2,260
ATI, Inc.	2,431	(0.47)%	1,953
Total Basic Materials			7,738
Financial
Signature Bank	666	(0.50)%	95,979
Invitation Homes, Inc.	4,178	(0.81)%	53,555
Welltower, Inc.	1,645	(0.71)%	40,857
Sun Communities, Inc.	1,687	(1.58)%	38,636
Crown Castle, Inc.	765	(0.68)%	35,940
Equinix, Inc.	277	(1.19)%	35,864
Americold Realty Trust, Inc.	4,297	(0.80)%	31,391
Howard Hughes Corp.	2,045	(1.02)%	27,731
Bank of America Corp.	6,881	(1.49)%	27,051
KKR & Company, Inc. — Class A	3,123	(0.95)%	26,325
Ares Management Corp. — Class A	2,543	(1.14)%	23,955
Kennedy-Wilson Holdings, Inc.	10,216	(1.05)%	19,309
Digital Realty Trust, Inc.	1,039	(0.68)%	17,802
American Tower Corp. — Class A	1,097	(1.52)%	17,675
Equitable Holdings, Inc.	7,707	(1.45)%	17,385
Raymond James Financial, Inc.	2,070	(1.45)%	17,329
Ryman Hospitality Properties, Inc.	1,990	(1.06)%	14,991
Independence Realty Trust, Inc.	5,627	(0.62)%	14,754
Assurant, Inc.	744	(0.61)%	14,128
Host Hotels & Resorts, Inc.	5,633	(0.59)%	9,533
Pebblebrook Hotel Trust	3,772	(0.33)%	8,286
Kite Realty Group Trust	8,959	(1.23)%	7,281
Ventas, Inc.	2,147	(0.63)%	6,402
Alexandria Real Estate Equities, Inc.	1,586	(1.51)%	6,385
Wells Fargo & Co.	2,081	(0.56)%	6,270
KeyCorp	10,215	(1.16)%	6,161
Northern Trust Corp.	2,683	(1.55)%	4,908
UDR, Inc.	5,930	(1.50)%	4,419
Principal Financial Group, Inc.	824	(0.45)%	4,276
Kimco Realty Corp.	7,931	(1.10)%	3,421
Iron Mountain, Inc.	3,789	(1.24)%	3,067
Citigroup, Inc.	3,643	(1.08)%	1,529
Cboe Global Markets, Inc.	720	(0.59)%	1,334
Willis Towers Watson plc	482	(0.77)%	1,297
Cullen/Frost Bankers, Inc.	564	(0.49)%	(1,131)
Progressive Corp.	1,834	(1.56)%	(1,904)
Cincinnati Financial Corp.	685	(0.46)%	(2,735)
American International Group, Inc.	1,702	(0.70)%	(3,119)
TFS Financial Corp.	6,481	(0.61)%	(4,476)
Intercontinental Exchange, Inc.	1,425	(0.96)%	(5,807)
BlackRock, Inc. — Class A	189	(0.88)%	(6,861)
Arthur J Gallagher & Co.	452	(0.56)%	(8,914)
CBRE Group, Inc. — Class A	1,584	(0.80)%	(11,250)
First Republic Bank	1,425	(1.14)%	(12,022)
Invesco Ltd.	8,524	(1.00)%	(12,593)
Allstate Corp.	1,507	(1.34)%	(13,553)
Apollo Global Management, Inc.	3,697	(1.54)%	(18,261)
Total Financial			542,600
Consumer, Cyclical
MillerKnoll, Inc.	4,118	(0.57)%	66,814
CarMax, Inc.	1,446	(0.58)%	32,025
American Airlines Group, Inc.	6,067	(0.50)%	31,506
Hawaiian Holdings, Inc.	5,405	(0.36)%	18,366
Live Nation Entertainment, Inc.	1,290	(0.59)%	5,152
Floor & Decor Holdings, Inc. — Class A	812	(0.37)%	4,394
Delta Air Lines, Inc.	6,025	(1.30)%	(1,857)
Walgreens Boots Alliance, Inc.	3,799	(0.93)%	(2,714)
Copart, Inc.	3,641	(1.45)%	(7,217)
Madison Square Garden Sports Corp. — Class A	533	(0.64)%	(22,729)
Total Consumer, Cyclical			123,740
Industrial
Stanley Black & Decker, Inc.	1,090	(0.54)%	48,694
Stericycle, Inc.	1,130	(0.37)%	27,011
Waste Management, Inc.	1,434	(1.47)%	18,858
TD SYNNEX Corp.	2,437	(1.51)%	8,457
Kirby Corp.	1,235	(0.52)%	5,375
Jacobs Solutions, Inc.	1,980	(1.56)%	2,421
General Electric Co.	1	0.00%	9
J.B. Hunt Transport Services, Inc.	373	(0.43)%	(1,558)
Norfolk Southern Corp.	338	(0.54)%	(4,874)
TransDigm Group, Inc.	78	(0.32)%	(6,395)
FedEx Corp.	457	(0.52)%	(8,133)
Boeing Co.	424	(0.53)%	(10,755)
MSA Safety, Inc.	1,373	(1.30)%	(29,835)
Casella Waste Systems, Inc. — Class A	1,870	(0.97)%	(30,353)
Total Industrial			18,922
Energy
NOV, Inc.	4,405	(0.60)%	9,931
Helmerich & Payne, Inc.	1,554	(0.50)%	(885)
Patterson-UTI Energy, Inc.	6,939	(0.76)%	(1,918)
Halliburton Co.	6,411	(1.65)%	(7,846)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Liberty Energy, Inc. — Class A	5,305	(0.56)%	$(11,277)
ChampionX Corp.	1,625	(0.31)%	(11,389)
Hess Corp.	1,050	(0.97)%	(16,728)
Valaris Ltd.	1,736	(0.77)%	(28,948)
Schlumberger Ltd.	2,175	(0.76)%	(33,256)
EOG Resources, Inc.	1,700	(1.44)%	(38,370)
Total Energy			(140,686)
Communications
IAC, Inc.	2,532	(0.74)%	28,250
Walt Disney Co.	1,974	(1.12)%	22,610
Warner Bros Discovery, Inc.	8,156	(0.51)%	18,305
Paramount Global — Class B	5,061	(0.56)%	13,684
Uber Technologies, Inc.	4,888	(0.79)%	5,384
Interpublic Group of Companies, Inc.	4,932	(1.07)%	(20,436)
Total Communications			67,797
Technology
Take-Two Interactive Software, Inc.	1,485	(1.01)%	4,403
Science Applications International Corp.	1,806	(1.31)%	(2,862)
Total Technology			1,541
Total GS Equity Short Custom Basket			$778,486

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2022.
[2]	Rate indicated is the 7-day yield as of December 31, 2022.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,644,208	$—	$—	$29,644,208
Money Market Fund	700,247	—	—	700,247
Equity Custom Basket Swap Agreements**	—	1,716,871	—	1,716,871
Total Assets	$30,344,455	$1,716,871	$—	$32,061,326

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.2%
Consumer, Non-cyclical - 28.8%
Johnson & Johnson	25,093	$4,432,678
Gilead Sciences, Inc.	39,824	3,418,890
General Mills, Inc.	40,762	3,417,894
Bristol-Myers Squibb Co.	37,497	2,697,909
Hershey Co.	11,013	2,550,280
UnitedHealth Group, Inc.	4,768	2,527,898
Cigna Corp.	6,668	2,209,375
Becton Dickinson and Co.	8,412	2,139,172
Colgate-Palmolive Co.	26,654	2,100,069
Automatic Data Processing, Inc.	8,609	2,056,346
Amgen, Inc.	6,500	1,707,160
CVS Health Corp.	16,328	1,521,606
Quest Diagnostics, Inc.	9,667	1,512,306
Merck & Company, Inc.	13,166	1,460,768
Hologic, Inc.*	19,161	1,433,435
Kellogg Co.	20,113	1,432,850
Campbell Soup Co.	23,306	1,322,615
Humana, Inc.	2,565	1,313,767
J M Smucker Co.	8,284	1,312,683
PepsiCo, Inc.	6,812	1,230,656
AbbVie, Inc.	7,441	1,202,540
Pfizer, Inc.	20,787	1,065,126
Coca-Cola Co.	14,878	946,389
Vertex Pharmaceuticals, Inc.*	2,578	744,475
Organon & Co.	25,963	725,147
McKesson Corp.	1,902	713,478
Eli Lilly & Co.	1,878	687,048
United Therapeutics Corp.*	2,080	578,427
Regeneron Pharmaceuticals, Inc.*	765	551,940
Hormel Foods Corp.	12,020	547,511
Avery Dennison Corp.	2,967	537,027
Booz Allen Hamilton Holding Corp.	4,562	476,820
Procter & Gamble Co.	3,079	466,653
Corteva, Inc.	7,077	415,986
Kimberly-Clark Corp.	2,683	364,217
Brown-Forman Corp. — Class B	2,026	133,068
Total Consumer, Non-cyclical		51,954,209
Technology - 20.1%
Microsoft Corp.	41,139	9,865,955
Apple, Inc.	75,586	9,820,889
Texas Instruments, Inc.	18,872	3,118,032
NetApp, Inc.	20,282	1,218,137
Dropbox, Inc. — Class A*	51,829	1,159,933
Jack Henry & Associates, Inc.	6,195	1,087,594
Applied Materials, Inc.	10,449	1,017,524
QUALCOMM, Inc.	9,114	1,001,993
KLA Corp.	2,597	979,147
VMware, Inc. — Class A*	7,398	908,178
Seagate Technology Holdings plc	14,632	769,790
Dell Technologies, Inc. — Class C	18,796	755,975
Adobe, Inc.*	2,239	753,491
HP, Inc.	28,007	752,548
Lumentum Holdings, Inc.*	12,102	631,361
Broadcom, Inc.	1,109	620,075
Micron Technology, Inc.	10,160	507,797
Autodesk, Inc.*	2,407	449,796
ON Semiconductor Corp.*	6,477	403,970
Paychex, Inc.	2,086	241,058
Analog Devices, Inc.	1,094	179,449
Total Technology		36,242,692
Financial - 10.6%
Travelers Companies, Inc.	11,552	2,165,884
Toronto-Dominion Bank	32,643	2,113,961
JPMorgan Chase & Co.	13,789	1,849,105
Bank of Montreal	20,361	1,844,707
Visa, Inc. — Class A	7,835	1,627,800
Principal Financial Group, Inc.	18,874	1,583,906
Bank of New York Mellon Corp.	33,060	1,504,891
U.S. Bancorp	25,900	1,129,499
Mastercard, Inc. — Class A	2,839	987,205
Aflac, Inc.	10,917	785,369
Popular, Inc.	8,932	592,370
Marsh & McLennan Companies, Inc.	3,474	574,877
Prudential Financial, Inc.	5,747	571,597
Allstate Corp.	3,907	529,789
PNC Financial Services Group, Inc.	2,731	431,334
MetLife, Inc.	4,037	292,158
Prologis, Inc. REIT	2,568	289,491
Huntington Bancshares, Inc.	19,850	279,885
Total Financial		19,153,828
Consumer, Cyclical - 9.8%
Home Depot, Inc.	8,815	2,784,306
Cummins, Inc.	9,605	2,327,196
Ulta Beauty, Inc.*	4,108	1,926,939
Dollar General Corp.	6,626	1,631,652
Yum! Brands, Inc.	11,783	1,509,167
Lowe's Companies, Inc.	7,457	1,485,733
WW Grainger, Inc.	2,474	1,376,163
AutoNation, Inc.*	7,600	815,480
Walmart, Inc.	5,211	738,868
Starbucks Corp.	7,181	712,355
Williams-Sonoma, Inc.	5,716	656,883
Tesla, Inc.*	4,923	606,415
Penske Automotive Group, Inc.	3,465	398,232
Tractor Supply Co.	1,503	338,130
Lear Corp.	1,732	214,803
Gentex Corp.	6,772	184,672
Total Consumer, Cyclical		17,706,994
Energy - 9.2%
Chevron Corp.	21,080	3,783,649
Phillips 66	32,483	3,380,831
Valero Energy Corp.	26,230	3,327,538
Exxon Mobil Corp.	24,424	2,693,967
Kinder Morgan, Inc.	119,597	2,162,314
Cheniere Energy, Inc.	5,396	809,184
Williams Companies, Inc.	13,454	442,636
Total Energy		16,600,119
Industrial - 9.0%
General Dynamics Corp.	14,101	3,498,599
Lockheed Martin Corp.	4,660	2,267,043
Waste Management, Inc.	12,572	1,972,295
3M Co.	14,237	1,707,301
Raytheon Technologies Corp.	12,157	1,226,885
Illinois Tool Works, Inc.	5,247	1,155,914
Keysight Technologies, Inc.*	5,385	921,212

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Industrial - 9.0% (continued)
CH Robinson Worldwide, Inc.	7,405	$678,002
Jabil, Inc.	9,843	671,293
Caterpillar, Inc.	2,591	620,700
Amphenol Corp. — Class A	8,001	609,196
Littelfuse, Inc.	2,008	442,162
Expeditors International of Washington, Inc.	3,017	313,526
Avnet, Inc.	4,962	206,320
Total Industrial		16,290,448
Communications - 7.5%
Alphabet, Inc. — Class A*	40,357	3,560,698
Amazon.com, Inc.*	24,291	2,040,444
Motorola Solutions, Inc.	7,729	1,991,841
Cisco Systems, Inc.	32,155	1,531,864
Meta Platforms, Inc. — Class A*	7,880	948,279
VeriSign, Inc.*	3,812	783,138
GoDaddy, Inc. — Class A*	9,782	731,889
TELUS Corp.	36,998	714,431
Verizon Communications, Inc.	15,657	616,886
FactSet Research Systems, Inc.	1,490	597,803
Total Communications		13,517,273
Basic Materials - 2.5%
Huntsman Corp.	51,408	1,412,692
Dow, Inc.	27,967	1,409,257
Chemours Co.	26,460	810,205
FMC Corp.	3,469	432,931
Reliance Steel & Aluminum Co.	1,990	402,856
Total Basic Materials		4,467,941
Utilities - 1.7%
Duke Energy Corp.	17,107	1,761,850
Exelon Corp.	16,032	693,063
WEC Energy Group, Inc.	6,072	569,311
Total Utilities		3,024,224
Total Common Stocks
(Cost $173,320,052)		178,957,728

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	3,500	1,338,505
Total Exchange-Traded Funds
(Cost $1,518,699)		1,338,505

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[1]	970,094	970,094
Total Money Market Fund
(Cost $970,094)		970,094
Total Investments - 100.5%
(Cost $175,808,845)		$181,266,327
Other Assets & Liabilities, net - (0.5)%		(904,235)
Total Net Assets - 100.0%		$180,362,092

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$178,957,728	$—	$—	$178,957,728
Exchange-Traded Funds	1,338,505	—	—	1,338,505
Money Market Fund	970,094	—	—	970,094
Total Assets	$181,266,327	$—	$—	$181,266,327

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 0.2%
Financial - 0.2%
TPG Pace Beneficial II Corp.*,1	64,278	$631,531
MSD Acquisition Corp. — Class A*,1	46,697	471,640
AfterNext HealthTech Acquisition Corp. — Class A*,1	38,300	383,766
Conyers Park III Acquisition Corp. — Class A*,1	35,600	351,016
Waverley Capital Acquisition Corp. 1 — Class A*,1	28,200	282,564
Acropolis Infrastructure Acquisition Corp. — Class A*,1	24,900	246,759
Blue Whale Acquisition Corp. I — Class A*,1	20,700	202,653
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	622,890	62
Total Financial		2,569,991
Communications - 0.0%
Figs, Inc. — Class A*	12,590	84,731
Vacasa, Inc. — Class A*	31,926	40,227
Total Communications		124,958
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $3,108,403)		2,694,949

PREFERRED STOCKS†† - 5.0%
Financial - 5.0%
Wells Fargo & Co.
4.38%	210,000	3,576,300
3.90%*	3,250,000	2,844,611
4.70%	148,000	2,721,720
Charles Schwab Corp.
4.00%*	8,500,000	6,778,325
First Republic Bank
4.25%	362,850	5,961,626
4.13%	47,350	757,600
W R Berkley Corp.
4.13%	282,142	5,002,378
4.25%	11,828	219,054
Markel Corp.
6.00%*	5,210,000	5,040,675
MetLife, Inc.
3.85%*	3,520,000	3,269,200
Bank of New York Mellon Corp.
3.75%*	3,900,000	3,141,282
Bank of America Corp.
6.13%*	1,650,000	1,619,062
4.38%	42,275	741,926
4.13%	37,275	622,492
Globe Life, Inc.
4.25%	159,450	2,854,155
JPMorgan Chase & Co.
3.65%*	2,350,000	2,012,188
Arch Capital Group Ltd.
4.55%	97,040	1,675,881
PartnerRe Ltd.
4.88%	78,457	1,476,561
American Financial Group, Inc.
4.50%	77,955	1,449,183
Public Storage
4.63%	70,003	1,337,758
RenaissanceRe Holdings Ltd.
4.20%	78,825	1,279,330
Kuvare US Holdings, Inc.
7.00%*,4	1,000,000	1,010,000
Lincoln National Corp.
9.25%*	850,000	903,125
CNO Financial Group, Inc.
5.13%	48,000	811,680
Depository Trust & Clearing Corp.
3.38%*4	1,000,000	790,000
Assurant, Inc.
5.25%	38,000	767,220
Total Financial		58,663,332
Industrial - 0.0%
Constar International Holdings LLC *,†††	7	–
Total Preferred Stocks
(Cost $75,930,183)		58,663,332

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*,1	11,866	1,768
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	6,510	1,302
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	8,300	996
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	12,766	957
MSD Acquisition Corp. — Class A
Expiring 05/13/23*,1	9,339	700
Waverley Capital Acquisition Corp. 1 — Class A
Expiring 04/30/27*,††,1	9,400	377
Blue Whale Acquisition Corp. I — Class A
Expiring 07/09/23*,1	5,174	369
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $83,105)		6.476

MONEY MARKET FUNDS† - 2.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[5]	22,397,390	22,397,390

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MONEY MARKET FUNDS†2.5% (continued)
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[5]	6,952,234	$6,952,234
Total Money Market Funds
(Cost $29,349,624)		29,349,624

	Face Amount~
CORPORATE BONDS†† - 35.0%
Financial - 17.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	6,200,000	4,663,888
3.25% due 11/15/30[4]	4,500,000	3,503,565
JPMorgan Chase & Co.
3.11% due 04/22/41[3]	3,530,000	2,565,340
2.52% due 04/22/31[3]	2,210,000	1,808,414
2.96% due 05/13/31[3]	1,870,000	1,540,797
4.49% due 03/24/31[3]	1,600,000	1,494,330
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	8,150,000	6,540,356
Liberty Mutual Group, Inc.
4.13% due 12/15/51[3,4]	5,800,000	4,724,680
3.95% due 05/15/60[4]	2,150,000	1,408,107
BPCE S.A.
2.28% due 01/20/32[3,4]	8,200,000	6,130,295
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	7,470,000	6,038,025
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	3,988,770
5.30% due 01/15/29	1,900,000	1,798,046
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	5,989,000	5,621,511
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	7,410,000	5,534,654
Wilton RE Ltd.
6.00% [3,4,6]	6,350,000	5,498,275
GA Global Funding Trust
1.63% due 01/15/26[4]	5,450,000	4,838,624
American Equity Investment Life Holding Co.
5.00% due 06/15/27	5,036,000	4,768,563
Bank of America Corp.
2.59% due 04/29/31[3]	5,400,000	4,397,954
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	4,000,000	3,277,328
5.63% due 08/16/32[4]	1,000,000	938,613
Reinsurance Group of America, Inc.
3.15% due 06/15/30	4,565,000	3,877,241
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,378,000	2,851,295
2.45% due 03/15/31	1,210,000	923,059
Allianz SE
3.20% [3,4,6]	5,000,000	3,716,301
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[4]	5,150,000	3,560,470
Iron Mountain, Inc.
4.50% due 02/15/31[4]	1,917,000	1,575,659
5.25% due 07/15/30[4]	1,283,000	1,114,927
5.63% due 07/15/32[4]	1,000,000	866,616
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	4,040,000	3,495,809
Safehold Operating Partnership, LP
2.85% due 01/15/32	2,428,000	1,842,717
2.80% due 06/15/31	1,931,000	1,481,958
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	1,794,896
3.25% due 07/15/27	1,800,000	1,514,095
Macquarie Group Ltd.
2.87% due 01/14/33[3,4]	2,150,000	1,649,443
2.69% due 06/23/32[3,4]	2,000,000	1,534,709
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	4,750,000	3,183,098
Jefferies Financial Group, Inc.
2.75% due 10/15/32	2,720,000	2,045,475
2.63% due 10/15/31	1,400,000	1,067,975
Ares Finance Company II LLC
3.25% due 06/15/30[4]	3,660,000	3,019,314
Corebridge Financial, Inc.
3.90% due 04/05/32[4]	1,600,000	1,397,388
6.88% due 12/15/52[3,4]	1,000,000	924,035
4.35% due 04/05/42[4]	750,000	615,262
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,385,000	2,793,532
Assurant, Inc.
2.65% due 01/15/32	2,300,000	1,701,098
4.90% due 03/27/28	1,100,000	1,053,769
First American Financial Corp.
4.00% due 05/15/30	3,180,000	2,663,129
KKR Group Finance Company VI LLC
3.75% due 07/01/29[4]	2,915,000	2,621,410
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	3,620,000	2,575,748
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	3,150,000	2,404,318
UBS Group AG
2.10% due 02/11/32[3,4]	2,950,000	2,221,034
Equitable Holdings, Inc.
7.00% due 04/01/28	2,050,000	2,190,630
Old Republic International Corp.
3.85% due 06/11/51	3,166,000	2,171,410
Belrose Funding Trust
2.33% due 08/15/30[4]	2,780,000	2,105,257

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 35.0% (continued)
Financial - 17.2% (continued)
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	2,500,000	$2,085,596
National Australia Bank Ltd.
2.33% due 08/21/30[4]	1,500,000	1,141,919
2.99% due 05/21/31[4]	1,150,000	900,191
Standard Chartered plc
4.64% due 04/01/31[3,4]	2,250,000	2,021,933
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	2,450,000	1,998,539
Ceamer Finance LLC
6.92% due 05/15/38†††	2,000,000	1,911,820
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	2,560,000	1,732,727
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	1,724,236
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[4]	2,450,000	1,693,462
QBE Insurance Group Ltd.
5.88% [3,4,6]	1,750,000	1,649,687
Westpac Banking Corp.
3.02% due 11/18/36[3]	1,200,000	892,161
2.96% due 11/16/40	1,100,000	726,291
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,615,463
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	2,360,000	1,577,704
Americo Life, Inc.
3.45% due 04/15/31[4]	2,060,000	1,566,557
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	1,750,000	1,508,672
HS Wildcat LLC
3.83% due 12/31/50†††	1,997,584	1,492,974
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,436,645
Primerica, Inc.
2.80% due 11/19/31	1,750,000	1,424,417
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	1,750,000	1,359,699
Toronto-Dominion Bank
8.13% due 10/31/82[3]	1,300,000	1,352,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[3,4]	1,350,000	1,344,937
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[3,4]	1,800,000	1,320,708
Global Atlantic Finance Co.
3.13% due 06/15/31[4]	1,800,000	1,320,666
Brookfield Finance, Inc.
3.50% due 03/30/51	1,250,000	793,431
4.70% due 09/20/47	650,000	522,394
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	830,000	698,563
3.60% due 09/15/51	800,000	520,526
Lincoln National Corp.
4.38% due 06/15/50	1,580,000	1,175,985
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	1,400,000	1,132,079
Kemper Corp.
2.40% due 09/30/30	1,298,000	1,009,160
Societe Generale S.A.
2.89% due 06/09/32[3,4]	1,300,000	1,000,125
Bank of Nova Scotia
8.63% due 10/27/82[3]	950,000	987,655
Prudential Financial, Inc.
3.70% due 10/01/50[3]	1,160,000	978,912
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	809,805
Central Storage Safety Project Trust
4.82% due 02/01/38[7]	896,960	806,358
Intercontinental Exchange, Inc.
2.65% due 09/15/40	1,100,000	762,892
Apollo Management Holdings, LP
2.65% due 06/05/30[4]	930,000	755,500
CNO Financial Group, Inc.
5.25% due 05/30/29	700,000	666,893
Protective Life Corp.
3.40% due 01/15/30[4]	740,000	643,555
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	950,000	626,531
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	600,000	614,113
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	608,667
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	850,000	567,110
New York Life Insurance Co.
3.75% due 05/15/50[4]	600,000	458,797
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	400,000	394,122
Cooperatieve Rabobank UA
4.66% due 08/22/28[3,4]	400,000	383,912
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	368,742
Brookfield Finance LLC
3.45% due 04/15/50	470,000	296,851
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	296,000	282,491

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 35.0% (continued)
Financial - 17.2% (continued)
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	100,000	$86,782
Total Financial		203,384,167
Consumer, Cyclical - 4.3%
Hyatt Hotels Corp.
5.63% due 04/23/25	3,950,000	3,919,523
6.00% due 04/23/30	3,010,000	2,944,458
Marriott International, Inc.
4.63% due 06/15/30	2,830,000	2,640,712
2.85% due 04/15/31	2,020,000	1,635,761
3.50% due 10/15/32	1,854,000	1,542,275
2.75% due 10/15/33	1,000,000	762,908
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,221,780
Whirlpool Corp.
4.60% due 05/15/50	6,145,000	4,884,651
Alt-2 Structured Trust
2.95% due 05/14/31†††	3,561,886	3,139,340
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	3,014,000	3,080,129
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	3,150,000	3,073,083
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,647,543
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]	2,088,104	1,867,883
2.90% due 03/15/35[4]	836,418	680,867
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	2,295,148	2,281,840
BorgWarner, Inc.
2.65% due 07/01/27	2,310,000	2,054,912
Steelcase, Inc.
5.13% due 01/18/29	2,224,000	1,937,571
Ferguson Finance plc
3.25% due 06/02/30[4]	1,204,000	1,020,826
4.65% due 04/20/32[4]	600,000	546,037
Warnermedia Holdings, Inc.
5.14% due 03/15/52[4]	1,650,000	1,199,495
Northern Group Housing LLC
6.80% due 08/15/53[4]	1,100,000	1,153,349
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	1,541,000	1,133,629
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	719,500	623,966
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	200,000	193,000
Total Consumer, Cyclical		51,185,538
Industrial - 3.9%
Boeing Co.
5.81% due 05/01/50	7,340,000	6,805,471
5.71% due 05/01/40	4,380,000	4,176,603
5.04% due 05/01/27	2,150,000	2,126,302
2.20% due 02/04/26	1,000,000	908,563
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	4,303,845	3,295,368
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,230,000
TD SYNNEX Corp.
2.65% due 08/09/31	2,550,000	1,931,462
2.38% due 08/09/28	1,600,000	1,290,765
Cellnex Finance Company S.A.
3.88% due 07/07/41[4]	4,150,000	2,838,600
Vontier Corp.
2.95% due 04/01/31	3,450,000	2,492,860
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,508,743
2.80% due 01/15/32	1,150,000	861,402
IP Lending II Ltd.
3.65% due 07/15/25†††,4	2,450,000	2,339,750
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	3,000,000	2,303,847
Owens Corning
3.88% due 06/01/30	2,380,000	2,114,723
GATX Corp.
4.00% due 06/30/30	2,110,000	1,869,746
Fortune Brands Innovations, Inc.
4.00% due 03/25/32	2,050,000	1,777,435
Stadco LA, LLC
3.75% due 05/15/56†††	2,000,000	1,378,400
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,000,894
IP Lending V Ltd.
5.13% due 04/02/26†††,4	1,050,000	963,375
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	414,942
Sonoco Products Co.
5.75% due 11/01/40	150,000	143,736
Total Industrial		45,772,987
Consumer, Non-cyclical - 3.8%
Altria Group, Inc.
3.70% due 02/04/51	4,650,000	2,912,391
3.40% due 05/06/30	2,510,000	2,145,428
4.45% due 05/06/50	390,000	276,157
CoStar Group, Inc.
2.80% due 07/15/30[4]	5,810,000	4,744,967
Quanta Services, Inc.
2.90% due 10/01/30	4,175,000	3,432,773

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 35.0% (continued)
Consumer, Non-cyclical - 3.8% (continued)
BAT Capital Corp.
3.98% due 09/25/50		2,800,000	$1,832,198
4.70% due 04/02/27		1,410,000	1,351,613
Global Payments, Inc.
2.90% due 05/15/30		1,620,000	1,327,375
2.90% due 11/15/31		1,650,000	1,301,138
Smithfield Foods, Inc.
2.63% due 09/13/31[4]		2,400,000	1,716,497
3.00% due 10/15/30[4]		970,000	738,551
Becle, SAB de CV
2.50% due 10/14/31[4]		2,700,000	2,097,900
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[4]		1,750,000	1,341,989
4.38% due 02/02/52[4]		600,000	424,154
Royalty Pharma plc
3.55% due 09/02/50		2,690,000	1,719,054
Triton Container International Ltd.
3.15% due 06/15/31[4]		2,100,000	1,634,767
Emory University
2.97% due 09/01/50		2,000,000	1,351,781
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		2,250,000	1,345,939
California Institute of Technology
3.65% due 09/01/19		2,000,000	1,273,878
Anheuser-Busch InBev Worldwide, Inc.
6.63% due 08/15/33		1,100,000	1,211,992
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]		1,500,000	1,199,115
Universal Health Services, Inc.
2.65% due 10/15/30[4]		1,320,000	1,050,552
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]		1,300,000	1,022,551
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[4]		1,480,000	1,013,449
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	1,000,000	938,256
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		925,000	798,446
Kraft Heinz Foods Co.
7.13% due 08/01/39[4]		650,000	714,390
OhioHealth Corp.
3.04% due 11/15/50		1,000,000	701,601
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		1,000,000	681,282
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		1,000,000	662,484
Johns Hopkins University
2.81% due 01/01/60		1,000,000	624,385
Children's Hospital Corp.
2.59% due 02/01/50		1,000,000	608,683
Children's Health System of Texas
2.51% due 08/15/50		1,000,000	597,174
Duke University
2.83% due 10/01/55		506,000	341,312
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		200,000	154,410
Total Consumer, Non-cyclical			45,288,632
Communications - 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31		3,325,000	2,588,538
3.90% due 06/01/52		3,350,000	2,103,219
2.25% due 01/15/29		2,400,000	1,931,705
British Telecommunications plc
4.88% due 11/23/81[3,4]		2,900,000	2,281,410
4.25% due 11/23/81[3,4]		500,000	418,290
9.63% due 12/15/30		150,000	179,629
Level 3 Financing, Inc.
4.25% due 07/01/28[4]		2,175,000	1,713,247
3.88% due 11/15/29[4]		1,150,000	907,506
Paramount Global
4.95% due 05/19/50		2,490,000	1,811,271
2.90% due 01/15/27		450,000	403,838
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]		2,350,000	1,963,249
Vodafone Group plc
4.13% due 06/04/81[3]		2,550,000	1,892,639
Rogers Communications, Inc.
4.55% due 03/15/52[4]		2,000,000	1,550,572
VeriSign, Inc.
2.70% due 06/15/31		1,132,000	921,919
Fox Corp.
3.05% due 04/07/25		450,000	430,185
CSC Holdings LLC
4.13% due 12/01/30[4]		600,000	423,498
Altice France S.A.
5.13% due 01/15/29[4]		250,000	187,978
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		200,000	180,000
Total Communications			21,888,693
Energy - 1.3%
BP Capital Markets plc
4.88%[3,6]		7,530,000	6,588,750

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 35.0% (continued)
Energy - 1.3% (continued)
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	2,986,000	$2,308,739
2.94% due 09/30/40[4]	1,297,083	1,041,425
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	2,158,000	2,175,173
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	1,463,540
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	1,050,000	948,565
NuStar Logistics, LP
6.38% due 10/01/30	658,000	608,429
6.00% due 06/01/26	200,000	192,582
Total Energy		15,327,203
Technology - 1.2%
Broadcom, Inc.
4.93% due 05/15/37[4]	2,306,000	2,011,674
4.15% due 11/15/30	1,702,000	1,525,251
3.19% due 11/15/36[4]	217,000	155,869
Entegris Escrow Corp.
4.75% due 04/15/29[4]	3,700,000	3,374,168
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	2,600,000	2,142,494
Oracle Corp.
3.95% due 03/25/51	2,450,000	1,745,476
Leidos, Inc.
2.30% due 02/15/31	1,750,000	1,340,597
4.38% due 05/15/30	200,000	180,352
CGI, Inc.
2.30% due 09/14/31	1,300,000	987,081
Fidelity National Information Services, Inc.
5.63% due 07/15/52	750,000	688,064
Total Technology		14,151,026
Basic Materials - 0.8%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]	3,600,000	3,004,364
4.20% due 05/13/50[4]	3,235,000	2,285,123
Anglo American Capital plc
5.63% due 04/01/30[4]	1,800,000	1,786,925
3.95% due 09/10/50[4]	970,000	708,424
2.63% due 09/10/30[4]	250,000	203,171
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	896,068
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	810,000	637,846
WR Grace Holdings LLC
4.88% due 06/15/27[4]	713,000	631,811
Total Basic Materials		10,153,732
Utilities - 0.7%
Jersey Central Power & Light Co.
2.75% due 03/01/32[4]	3,220,000	2,600,265
AES Corp.
3.95% due 07/15/30[4]	1,760,000	1,552,320
NRG Energy, Inc.
2.45% due 12/02/27[4]	1,750,000	1,449,971
Alexander Funding Trust
1.84% due 11/15/23[4]	950,000	910,054
Enel Finance America LLC
2.88% due 07/12/41[4]	1,250,000	749,847
Xcel Energy, Inc.
2.35% due 11/15/31	690,000	551,233
Total Utilities		7,813,690
Total Corporate Bonds
(Cost $517,717,183)		414,965,668

ASSET-BACKED SECURITIES†† - 28.5%
Collateralized Loan Obligations - 18.8%
LoanCore Issuer Ltd.
2021-CRE5 C, 6.67% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 07/15/36◊,4	7,500,000	6,818,868
2021-CRE4 D, 6.42% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊	4,426,000	4,244,403
2021-CRE6 C, 6.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,4	4,000,000	3,773,228
2021-CRE4 C, 5.62% (30 Day Average SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/35◊,4	1,000,000	953,267
Woodmont Trust
2020-7A A1A, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,4	12,000,000	11,891,579
2020-7A B, 6.68% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,4	3,750,000	3,627,961
Octagon Investment Partners 49 Ltd.
2021-5A B, 5.63% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,4	8,500,000	8,186,687
2021-5A C, 6.13% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 01/15/33◊,4	7,450,000	7,067,635
Cerberus Loan Funding XXX, LP
2020-3A A, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,4	13,500,000	13,205,415

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.5% (continued)
Collateralized Loan Obligations - 18.8% (continued)
2020-3A B, 6.58% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,4	2,000,000	$1,917,217
LCCM Trust
2021-FL3 A, 5.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,4	6,000,000	5,753,041
2021-FL3 AS, 6.12% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,4	3,950,000	3,722,754
2021-FL2 C, 6.47% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38◊,4	3,100,000	2,917,730
AMMC CLO XIV Ltd.
2021-14A A2R2, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,4	8,000,000	7,859,305
Dryden 36 Senior Loan Fund
2020-36A CR3, 6.13% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29◊,4	8,000,000	7,667,208
Madison Park Funding XLVIII Ltd.
2021-48A B, 5.68% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,4	4,000,000	3,867,751
2021-48A C, 6.23% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,4	4,000,000	3,790,910
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.88% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36◊	4,000,000	3,740,457
2021-FL6 C, 6.18% (1 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/16/36◊,4	3,400,000	3,126,428
Palmer Square Loan Funding Ltd.
2021-1A A2, 5.49% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29◊,4	2,000,000	1,941,433
2021-1A B, 6.04% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,4	2,000,000	1,917,930
2021-3A C, 6.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,4	2,000,000	1,824,241
2021-2A C, 7.08% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,4	1,000,000	951,896
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.62% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,4	6,500,000	6,054,881
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 5.97% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,4	4,000,000	3,832,127
2021-16A A2R2, 6.16% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,4	2,000,000	1,908,960
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 5.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,4	5,500,000	5,298,944
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.70% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,4	4,250,000	4,084,935
2021-2A C, 6.93% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,4	1,250,000	1,159,544
KREF Funding V LLC
6.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	4,459,653	4,438,023
0.15% due 06/25/26†††,8	21,818,182	873
Cerberus Loan Funding XXXI, LP
2021-1A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,4	4,419,158	4,346,410

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.5% (continued)
Collateralized Loan Obligations - 18.8% (continued)
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,4	4,250,000	$4,146,679
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.83% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,4	4,100,000	4,015,162
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 5.88% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,4	3,250,000	3,047,865
2021-9A A1TR, 5.63% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 10/15/33◊,4	1,000,000	956,253
FS Rialto Issuer LLC
2022-FL6 B, 7.96% (1 Month Term SOFR + 3.63%, Rate Floor: 3.63%) due 08/17/37◊,4	2,500,000	2,489,789
2022-FL6 AS, 7.46% (1 Month Term SOFR + 3.13%, Rate Floor: 3.13%) due 08/17/37◊,4	1,500,000	1,493,834
BSPDF Issuer Ltd.
2021-FL1 C, 6.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,4	4,000,000	3,732,664
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 5.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,4	3,750,000	3,605,420
PFP Ltd.
2021-7 D, 6.73% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,4	3,749,813	3,491,513
Cerberus Loan Funding XXVI, LP
2021-1A AR, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,4	3,500,000	3,448,454
BXMT Ltd.
2020-FL2 A, 5.34% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,4	3,267,326	3,226,127
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,4	3,250,000	3,164,528
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.28% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,4	3,250,000	3,105,206
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A C, 6.04% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,4	3,000,000	2,801,518
VOYA CLO
2021-2A A2AR, 5.73% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 06/07/30◊,4	2,550,000	2,472,237
Apres Static CLO Ltd.
2020-1A A2R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,4	2,000,000	1,967,888
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 5.38% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,4	2,000,000	1,953,499
MidOcean Credit CLO VII
2020-7A BR, 5.68% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,4	2,000,000	1,927,535
ABPCI Direct Lending Fund IX LLC
2021-9A A2R, 6.16% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,4	2,000,000	1,918,948
ACRES Commercial Realty Ltd.
2021-FL2 AS, 6.08% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊	2,000,000	1,911,553

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.5% (continued)
Collateralized Loan Obligations - 18.8% (continued)
FS Rialto
2021-FL3 C, 6.38% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,4	2,000,000	$1,890,934
Magnetite XXIX Ltd.
2021-29A C, 5.73% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,4	2,000,000	1,877,590
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 5.83% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,4	2,000,000	1,868,480
BRSP Ltd.
2021-FL1 C, 6.49% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38◊,4	2,000,000	1,856,836
Cerberus Loan Funding XXXIII, LP
2021-3A B, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,4	2,000,000	1,832,117
Canyon Capital CLO Ltd.
2018-1A A2R, 5.92% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/30/31◊,4	1,900,000	1,812,109
OCP CLO Ltd.
2020-4A A2RR, 5.78% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,4	1,500,000	1,470,141
Golub Capital Partners CLO 54M L.P
2021-54A B, 6.38% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,4	1,500,000	1,399,059
STWD Ltd.
2019-FL1 D, 6.79% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 07/15/38◊,4	1,459,000	1,386,247
Marathon CLO V Ltd.
2017-5A A2R, 6.13% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,4	1,000,000	993,041
2017-5A A1R, 5.55% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,4	29,051	28,983
Owl Rock CLO I Ltd.
2019-1A A, 6.48% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,4	1,000,000	978,425
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.51% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,4	989,329	974,943
Owl Rock CLO II Ltd.
2021-2A ALR, 5.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,4	1,000,000	965,897
KREF
2021-FL2 C, 6.33% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,4	1,000,000	955,619
BSPRT Issuer Ltd.
2021-FL7 C, 6.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊	1,000,000	952,233
Northwoods Capital XII-B Ltd.
2018-12BA B, 6.62% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,4	1,000,000	942,731
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,9]	1,000,000	777,266
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.01% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,4	750,000	737,844
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 6.94% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37◊,4	773,000	732,205
Cerberus Loan Funding XXXVI, LP
2021-6A A, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,4	469,063	466,981
FS Rialto Issuer LLC
2022-FL7 B, 7.82% (1 Month Term SOFR + 3.91%, Rate Floor: 3.91%) due 10/19/39◊	250,000	248,253

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 28.5% (continued)
Collateralized Loan Obligations - 18.8% (continued)
Newfleet CLO Ltd.
2018-1A A1R, 5.19% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,4		246,255	$245,431
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,9]		650,000	30,550
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,9]		162,950	9,749
Copper River CLO Ltd.
2007-1A INC, due 01/20/21†††,7,9		700,000	274
Total Collateralized Loan Obligations			222,202,651
Whole Business - 2.4%
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]		5,143,500	4,713,632
2021-1A, 3.15% due 04/25/51[4]		1,132,750	905,512
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]		6,598,125	5,576,511
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[4]		3,628,125	3,308,066
2021-1A, 2.79% due 11/20/51[4]		1,980,000	1,525,285
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]		3,543,750	3,399,038
2021-1A, 2.29% due 08/25/51[4]		1,415,700	1,137,328
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[4]		3,930,000	3,148,241
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]		3,447,500	2,696,655
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]		1,332,240	1,225,538
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[4]		997,500	857,269
Total Whole Business			28,493,075
Financial - 2.1%
Strategic Partners Fund VIII LP
6.68% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		3,500,000	3,502,765
6.33% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		1,300,000	1,301,027
KKR Core Holding Company LLC
4.00% due 08/12/31†††		5,158,835	4,380,315
Madison Avenue Secured Funding Trust
2021-1, 5.07% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,4		4,250,000	4,250,000
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	3,500,000	3,748,528
HarbourVest Structured Solutions IV Holdings, LP
6.12% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		1,831,749	1,832,317
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	1,000,000	1,071,008
Thunderbird A
5.50% due 03/01/37†††		1,275,778	1,243,883
Lightning A
5.50% due 03/01/37†††		1,247,333	1,216,150
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		863,185	829,417
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		752,963	716,237
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	393,590	421,538
Total Financial			24,513,185
Transport-Aircraft - 2.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]		3,903,681	3,117,990
2020-1A, 3.35% due 01/16/40[4]		996,350	798,108
2017-1A, 3.97% due 05/16/42[4]		238,817	185,204
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]		3,714,242	3,120,112
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]		2,776,786	2,332,366

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.5% (continued)
Transport-Aircraft - 2.0% (continued)
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	2,531,656	$2,007,175
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	2,028,420	1,755,976
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]	2,185,568	1,751,865
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[4]	2,069,463	1,671,754
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	1,408,635	1,140,603
2017-1, 4.58% due 02/15/42[4]	281,757	255,561
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	1,754,582	1,326,671
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	1,374,458	1,226,820
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	1,341,299	1,039,547
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,4	984,943	972,478
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	810,497	613,186
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	627,798	550,257
Total Transport-Aircraft		23,865,673
Net Lease - 1.5%
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[4]	2,713,548	2,548,284
2020-1, 2.28% due 07/15/60[4]	681,226	594,558
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	2,232,656	1,829,208
2020-1A, 4.95% due 02/15/50[4]	1,500,000	1,200,397
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[4]	3,570,000	2,790,286
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	2,549,985	2,359,006
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	2,500,000	2,196,324
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]	2,504,188	1,974,192
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	1,240,365	1,080,675
2021-1A, 2.76% due 08/15/51[4]	998,542	739,474
Total Net Lease		17,312,404
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	7,250,000	6,180,260
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[4]	2,664,963	2,329,813
Total Collateralized Debt Obligations		8,510,073
Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	3,462,087	3,134,606
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	3,600,000	3,129,334
Total Transport-Container		6,263,940
Single Family Residence - 0.3%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]	1,400,000	1,228,861
2020-SFR2, 4.50% due 10/19/37[4]	1,350,000	1,198,085
2020-SFR2, 3.37% due 10/19/37[4]	900,000	779,838
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[4]	934,639	774,470
Total Single Family Residence		3,981,254
Infrastructure - 0.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	2,500,000	2,193,782

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.5% (continued)
Infrastructure - 0.2% (continued)
SBA Tower Trust
6.56% due 01/15/28[4]	239,000	$239,374
Total Infrastructure		2,433,156
Total Asset-Backed Securities
(Cost $363,790,403)		337,575,411

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.4%
Government Agency - 10.2%
Uniform MBS 30 Year due 02/01/23[14]	76,466,000	71,677,393
Fannie Mae
2.81% due 05/01/51	8,250,000	5,866,731
2.17% due 03/01/51	8,347,000	5,628,799
2.24% due 01/01/51	5,762,425	4,087,780
2.00% due 09/01/50	4,936,292	3,386,455
2.36% due 08/01/50	4,500,000	3,106,870
2.78% due 05/01/51	2,685,607	2,013,834
2.59% due 06/01/51	2,434,346	1,792,593
2.32% due 02/01/51	2,036,283	1,439,474
2.40% due 03/01/40	2,000,000	1,430,544
2.11% due 10/01/50	1,823,481	1,269,843
2.27% due 02/01/51	1,696,115	1,191,287
2.39% due 02/01/51	1,412,137	1,009,851
4.24% due 08/01/48	1,000,000	908,916
2.58% due 10/01/51	1,178,702	852,963
3.83% due 05/01/49	1,000,000	846,440
3.46% due 08/01/49	945,655	793,241
2.99% due 01/01/40	1,000,000	781,511
2.68% due 04/01/50	948,596	721,823
4.07% due 05/01/49	760,607	680,951
1.76% due 08/01/40	1,000,000	670,132
2.27% due 10/01/41	1,000,000	667,252
2.10% due 07/01/50	953,739	666,806
4.37% due 10/01/48	708,536	660,626
due 12/25/43[10,12]	792,932	598,973
4.25% due 05/01/48	624,187	572,017
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,427,743	2,833,777
2.00% due 11/25/59	1,305,386	1,074,531
Fannie Mae-Aces
1.47% (WAC) due 03/25/35◊,8	18,369,268	1,916,492
Freddie Mac
1.98% due 05/01/50	1,354,768	898,372
4.00% due 01/15/46	114,749	112,851
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	893,144	738,061
Total Government Agency		120,897,189
Commercial Mortgage-Backed Securities - 3.5%
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.16% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,4	4,000,000	3,789,194
2016-JP3, 3.40% (WAC) due 08/15/49◊	4,000,000	3,303,753
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	5,559,443
2020-GC45, 0.67% (WAC) due 02/13/53◊,8	18,891,334	614,624
2019-GC42, 0.81% (WAC) due 09/01/52◊,8	14,870,998	575,988
DBGS Mortgage Trust
2018-C1, 4.63% (WAC) due 10/15/51◊	7,000,000	6,162,672
CD Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50◊	4,750,000	4,108,478
2016-CD1, 1.37% (WAC) due 08/10/49◊,8	2,118,839	75,310
KKR Industrial Portfolio Trust
2021-KDIP, 5.57% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 12/15/37◊,4	3,450,000	3,249,718
BX Commercial Mortgage Trust
2021-VOLT, 6.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,4	3,450,000	3,208,391
Life Mortgage Trust
2021-BMR, 5.72% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38◊,4	1,965,940	1,862,335
SMRT
2022-MINI, 6.29% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	2,000,000	1,859,679
GS Mortgage Securities Corporation Trust
2020-DUNE, 5.67% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,4	1,000,000	968,015

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.4% (continued)
Commercial Mortgage-Backed Securities - 3.5% (continued)
2020-UPTN, 3.25% (WAC) due 02/10/37◊,4	1,000,000	$875,535
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,8	19,746,030	626,984
2018-B6, 0.41% (WAC) due 10/10/51◊,8	29,315,086	427,819
Extended Stay America Trust
2021-ESH, 6.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,4	1,073,811	1,028,019
Citigroup Commercial Mortgage Trust
2019-GC43, 0.62% (WAC) due 11/10/52◊,8	19,877,203	631,177
2016-GC37, 1.65% (WAC) due 04/10/49◊,8	2,858,644	116,292
2016-C2, 1.73% (WAC) due 08/10/49◊,8	2,347,432	107,508
2016-P5, 1.38% (WAC) due 10/10/49◊,8	1,582,227	62,095
COMM Mortgage Trust
2015-CR24, 0.69% (WAC) due 08/10/48◊,8	38,111,093	540,755
2015-CR26, 0.90% (WAC) due 10/10/48◊,8	8,340,995	160,684
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,8	12,119,657	522,243
SG Commercial Mortgage Securities Trust
2016-C5, 1.88% (WAC) due 10/10/48◊,8	8,068,280	360,046
UBS Commercial Mortgage Trust
2017-C2, 1.08% (WAC) due 08/15/50◊,8	8,089,642	300,608
Morgan Stanley Capital I Trust
2016-UB11, 1.44% (WAC) due 08/15/49◊,8	5,902,608	239,955
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.49% (WAC) due 06/15/49◊,8	6,420,750	237,339
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.42% (WAC) due 01/15/59◊,8	3,591,815	115,370
2016-C37, 0.81% (WAC) due 12/15/49◊,8	2,700,648	61,310
CFCRE Commercial Mortgage Trust
2016-C3, 0.98% (WAC) due 01/10/48◊,8	5,363,886	130,670
Total Commercial Mortgage-Backed Securities		41,882,009
Residential Mortgage-Backed Securities - 2.5%
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,4	4,800,000	3,880,054
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,4	3,339,314	3,084,764
Nationstar Home Equity Loan Trust
2007-C, 4.56% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37◊	3,070,069	2,982,433
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,964,402	2,679,980
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,4	4,000,000	2,196,182
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,4	2,472,000	2,132,621
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	936,505	839,912
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	936,505	830,377
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,4	862,887	824,291
2020-1, 2.56% (WAC) due 02/25/50◊,4	862,887	820,367
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	1,250,000	1,132,748
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,4	893,497	856,968
2020-NQM1, 1.72% due 05/25/65[4,11]	242,907	216,252
BRAVO Residential Funding Trust
2021-HE1, 5.43% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	1,000,000	964,230

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.4% (continued)
Residential Mortgage-Backed Securities - 2.5% (continued)
OBX Trust
2022-NQM8, 6.10% due 09/25/62[4,11]	975,341	$957,117
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[8]	6,296,071	741,938
OBX Trust
2022-NQM9, 6.45% due 09/25/62[4,11]	643,772	640,626
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	1,447,469	594,908
Verus Securitization Trust
2019-4, 2.85% due 11/25/59[4,11]	618,716	586,901
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,4	700,000	498,392
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59◊,4	498,145	458,315
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59◊,4	380,916	348,712
RALI Series Trust
2006-QO2, 4.83% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	315,087
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.02% (WAC) due 11/25/33◊	247,033	212,357
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.89% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	249,379	196,882
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60◊,4	227,403	196,131
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,4	184,459	176,222
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	38,841	38,335
Total Residential Mortgage-Backed Securities		29,403,102
Military Housing - 1.2%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,4	6,918,550	6,221,980
2015-R1, 4.44% (WAC) due 11/25/52◊,4	2,819,964	2,540,398
2015-R1, 0.70% (WAC) due 11/25/55◊,4,8	10,125,825	654,205
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	2,266,866	2,133,416
2007-ROBS, 6.06% due 10/10/52†††,4	455,245	427,321
2007-AETC, 5.75% due 02/10/52†††,4	268,110	253,916
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	1,431,466	1,417,051
Total Military Housing		13,648,287
Total Collateralized Mortgage Obligations
(Cost $243,131,773)		205,830,587

U.S. GOVERNMENT SECURITIES†† - 10.8%
U.S. Treasury Notes
4.13% due 11/15/32	46,978,000	47,939,581
2.63% due 05/31/27[2]	15,580,000	14,685,976
3.88% due 11/30/27	11,200,000	11,138,750
U.S. Treasury Bonds
due 02/15/52[10,12]	29,980,000	9,635,856
due 02/15/46[10,12]	22,605,000	8,672,648
due 05/15/44[10,12]	19,265,000	7,907,148
due 11/15/44[2,10,12]	4,520,000	1,807,469
U.S. Treasury Bonds
3.00% due 08/15/52	16,000,000	13,182,500
2.88% due 05/15/52	10,000,000	8,012,500
1.88% due 11/15/51	8,000,000	5,066,875
Total U.S. Government Securities
(Cost $140,879,922)		128,049,303

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.1%
Industrial - 0.9%
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		7,605,000	$7,812,237
SkyMiles IP Ltd.
7.99% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		1,700,000	1,730,600
Air Canada
8.13% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		850,314	838,622
Service Logic Acquisition, Inc.
8.41% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27		303,873	287,160
Total Industrial			10,668,619
Technology - 0.4%
Datix Bidco Ltd.
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	2,900,000	3,424,117
RLDatix
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/27/25†††		1,252,544	1,223,360
Total Technology			4,647,477
Consumer, Cyclical - 0.3%
Amaya Holdings BV
4.70% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,000,000	4,147,499
Consumer, Non-cyclical - 0.2%
Southern Veterinary Partners LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		1,236,956	1,182,320
HAH Group Holding Co. LLC
9.43% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		631,184	600,413
Total Consumer, Non-cyclical			1,782,733
Financial - 0.1%
Nexus Buyer LLC
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		599,397	573,066
Cross Financial Corp.
8.44% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27		562,002	551,700
Total Financial			1,124,766
Utilities - 0.1%
Hamilton Projects Acquiror LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27		979,456	962,727
Energy - 0.1%
Venture Global Calcasieu Pass LLC
7.01% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††		841,798	843,902
Communications - 0.0%
Radiate Holdco LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		162,739	131,599
Total Senior Floating Rate Interests
(Cost $25,581,917)			24,309,322

FEDERAL AGENCY BONDS†† - 1.4%
Tennessee Valley Authority Principal Strips
due 06/15/38[10,12]		9,400,000	4,262,655
due 01/15/48[10,12]		9,700,000	2,602,908
due 01/15/[10,12]		4,000,000	1,863,892
due 06/15/35[10,12]		1,583,000	869,743
due 12/15/42[10,12]		1,600,000	567,393
Federal Farm Credit Bank
3.51% due 06/11/40		3,300,000	2,742,838
2.70% due 01/30/45		1,053,000	728,709
Tennessee Valley Authority
4.25% due 09/15/65		2,450,000	2,109,908
5.38% due 04/01/56		600,000	631,745
U.S. International Development Finance Corp.
due 01/17/26[12]		800,000	789,905
Total Federal Agency Bonds
(Cost $25,538,160)			17,169,696

MUNICIPAL BONDS†† - 1.1%
Texas - 0.3%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40		2,100,000	1,582,643
2.78% due 09/01/34		700,000	542,585
2.69% due 09/01/33		500,000	391,969
2.57% due 09/01/32		475,000	376,285
2.41% due 09/01/31		450,000	360,001

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.1% (continued)
Texas - 0.3% (continued)
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	$1,043,635
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,000,000	699,937
Total Texas		4,997,055
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	2,700,000	1,863,077
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	1,370,000	969,290
Total New York		2,832,367
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	1,200,000	1,270,174
2.68% due 02/01/39	1,200,000	819,201
Total California		2,089,375
Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40	1,150,000	833,480
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	1,000,000	703,253
Ohio - 0.1%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	1,000,000	602,556
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	1,000,000	594,249
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	444,444	435,282
Total Municipal Bonds
(Cost $17,898,423)		13,087,617

FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63	2,600,000	1,830,677
4.50% due 04/16/50	1,450,000	1,093,060
Bermuda Government International Bond
3.38% due 08/20/50[4]	500,000	353,680
Total Foreign Government Debt
(Cost $4,706,735)		3,277,417

SENIOR FIXED RATE INTERESTS††† - 0.2%
Industrial - 0.2%
CTL Logistics
2.65% due 10/10/42	3,618,171	2,771,374
Total Senior Fixed Rate Interests
(Cost $3,618,171)		2,771,374

COMMERCIAL PAPER†† - 1.4%
McCormick & Co, Inc.
4.25% due 01/03/23[4,13]	13,100,000	13,096,907
Dollar General Corp.
4.45% due 01/03/23[4,13]	2,530,000	2,529,374
Avangrid, Inc.
4.33% due 01/19/23[4,13]	1,212,000	1,209,243
Total Commercial Paper
(Cost $16,835,524)		16,835,524
	Notional Value

OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 34,200,000	144,941
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 33,900,000	143,670
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 34,250,000	127,631
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD 34,200,000	127,444
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 17,150,000	72,682
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 16,800,000	71,199
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 13,950,000	59,121
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 13,950,000	51,984
Total Interest Rate Options		798,672
Total OTC Options Purchased
(Cost $846,473)		798,672
Total Investments - 106.0%
(Cost $1,469,015,999)		$1,255,384,972
Other Assets & Liabilities, net - (6.0)%		(71,346,066)
Total Net Assets - 100.0%		$1,184,038,906

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	306	Mar 2024	$73,015,425	$(194,863)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$110,800,000	$(4,647,157)	$697	$(4,647,854)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	2,867,000	3,552,958 USD	01/17/23	$85,732
Barclays Bank plc	EUR	Sell	400,000	427,823 USD	03/31/23	(3,177)
Barclays Bank plc	EUR	Sell	9,354,000	9,964,452 USD	01/17/23	(63,373)
						$19,182

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	All or a portion of this security is pledged as interest rate swap collateral at December 31, 2022.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $562,772,552 (cost $643,022,905), or 47.5% of total net assets.
[5]	Rate indicated is the 7-day yield as of December 31, 2022.
[6]	Perpetual maturity.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $806,632 (cost $917,008), or 0.1% of total net assets — See Note 6.
[8]	Security is an interest-only strip.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is a principal-only strip.
[11]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
[12]	Zero coupon rate security.
[13]	Rate indicated is the effective yield at the time of purchase.
[14]	Security is unsettled at period end and does not have a stated effective rate.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,694,887	$—	$62		$2,694,949
Preferred Stocks	—	58,663,332	—	*	58,663,332
Warrants	6,092	377	7		6,476
Money Market Funds	29,349,624	—	—		29,349,624
Corporate Bonds	—	399,007,996	15,957,672		414,965,668
Asset-Backed Securities	—	309,339,293	28,236,118		337,575,411
Collateralized Mortgage Obligations	—	201,598,883	4,231,704		205,830,587
U.S. Government Securities	—	128,049,303	—		128,049,303
Senior Floating Rate Interests	—	18,817,943	5,491,379		24,309,322
Federal Agency Bonds	—	17,169,696	—		17,169,696
Municipal Bonds	—	13,087,617	—		13,087,617
Foreign Government Debt	—	3,277,417	—		3,277,417
Senior Fixed Rate Interests	—	—	2,771,374		2,771,374
Commercial Paper	—	16,835,524	—		16,835,524
Options Purchased	—	798,672	—		798,672
Forward Foreign Currency Exchange Contracts**	—	85,732	—		85,732
Total Assets	$32,050,603	$1,166,731,785	$56,688,316		$1,255,470,704

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$194,863	$—	$—	$194,863
Interest Rate Swap Agreements**	—	4,647,854	—	4,647,854
Forward Foreign Currency Exchange Contracts**	—	66,550	—	66,550
Total Liabilities	$194,863	$4,714,404	$—	$4,909,267

*	Security has a market value of $0.

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$12,566,678	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	7,669,765	Yield Analysis	Yield	6.0%-6.8%	6.5%
Asset-Backed Securities	4,250,873	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	3,748,528	Third Party Pricing	Vendor Price	—	—
Asset-Backed Securities	274	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	4,231,704	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	62	Model Price	Liquidation Value	—	—
Corporate Bonds	9,515,207	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	3,303,125	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	3,139,340	Yield Analysis	Yield	6.1%	—
Senior Fixed Rate Interests	2,771,374	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	4,647,477	Yield Analysis	Yield	10.2%	—
Senior Floating Rate Interests	843,902	Third Party Pricing	Vendor Price	—	—
Warrants	7	Model Price	Liquidation Value	—	—
Total Assets	$56,688,316

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had no securities transfer into Level 3 from Level 2 or out of Level 3 into Level 2.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments

Beginning Balance	$24,147,212	$4,110,384	$24,819,063	$5,218,034	$7	$62	$2,788,277	$61,083,039	$(84,249)
Purchases/(Receipts)	4,994,690	-	-	-	-	-	-	4,994,690	-
(Sales, maturities and paydowns)/Fundings	(939,006)	(6,310)	(9,175,305)	-	-	-	(21,298)	(10,141,919)	110
Amortization of premiums/discounts	15,399	(2,591)	497	12,240	-	-	-	25,545	-
Total realized gains (losses) included in earnings	(31,991)	-	(1,525,822)	-	-	-	-	(1,557,813)	-
Total change in unrealized appreciation (depreciation) included in earnings	49,814	130,221	1,839,239	261,105	-	-	4,395	2,284,774	84,139
Transfers into Level 3	-	-	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-	-	-	-
Ending Balance	$28,236,118	$4,231,704	$15,957,672	$5,491,379	$7	$62	$2,771,374	$56,688,316	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$49,814	$130,221	$145,214	$252,996	$-	$-	$4,395	$582,640	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 89.3%
Guggenheim High Yield Fund — R6-Class[1]	204,791	$1,908,649
Guggenheim RBP Large-Cap Market Fund — Institutional Class1,*	153,543	1,506,254
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	32,560	771,670
Guggenheim RBP Dividend Fund — Institutional Class[1]	66,619	765,453
Guggenheim Core Bond Fund — Institutional Class[1]	46,960	749,958
Guggenheim World Equity Income Fund — Institutional Class[1]	27,936	386,633
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	38,747	373,521
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	12,632	372,781
Total Mutual Funds
(Cost $7,656,297)		6,834,919

CLOSED-END FUNDS† - 8.9%
ClearBridge MLP & Midstream Total Return Fund, Inc.	800	22,616
First Trust Energy Income and Growth Fund	1,500	21,285
PIMCO Corporate & Income Strategy Fund	1,700	20,145
Neuberger Berman High Yield Strategies Fund, Inc.	2,317	19,741
BlackRock Enhanced Equity Dividend Trust	2,100	18,921
John Hancock Premium Dividend Fund	1,450	18,763
Voya Global Equity Dividend and Premium Opportunity Fund	3,400	18,394
Western Asset High Income Fund II, Inc.	3,798	18,382
BlackRock Limited Duration Income Trust	1,400	18,298
Eaton Vance Tax-Advantaged Dividend Income Fund	797	18,172
BlackRock Floating Rate Income Strategies Fund, Inc.	1,600	18,016
Delaware Ivy High Income Opportunities Fund	1,600	17,536
BlackRock Floating Rate Income Trust	1,600	17,504
Voya Infrastructure Industrials and Materials Fund	1,850	16,965
John Hancock Preferred Income Fund	1,050	16,852
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,370	16,824
Calamos Convertible Opportunities and Income Fund	1,594	16,753
Cohen & Steers REIT and Preferred and Income Fund, Inc.	815	16,610
PIMCO High Income Fund	3,500	16,555
Western Asset Premier Bond Fund	1,550	16,492
Eaton Vance Tax-Managed Buy-Write Income Fund	1,250	16,437
Blackstone Strategic Credit Fund	1,550	16,399
Invesco High Income Trust II	1,525	15,646
PIMCO Dynamic Income Fund	845	15,616
Reaves Utility Income Fund	550	15,548
DoubleLine Income Solutions Fund	1,400	15,526
Eaton Vance Limited Duration Income Fund	1,650	15,494
John Hancock Income Securities Trust	1,450	15,442
PGIM High Yield Bond Fund, Inc.	1,300	15,431
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,200	15,324
Pioneer High Income Fund, Inc.	2,350	15,275
Royce Value Trust, Inc.	1,150	15,249
BlackRock Credit Allocation Income Trust	1,500	15,150
Western Asset Emerging Markets Debt Fund, Inc.	1,650	15,032
Eaton Vance Enhanced Equity Income Fund II	908	15,027
KKR Income Opportunities Fund	1,350	14,864
John Hancock Investors Trust	1,178	14,772
PIMCO Dynamic Income Opportunities Fund	1,150	14,685
Virtus Diversified Income & Co.	779	14,458
Apollo Senior Floating Rate Fund, Inc.	1,100	13,574
Western Asset Mortgage Opportunity Fund, Inc.	1,250	13,463
Total Closed-End Funds
(Cost $778,715)		683,236

MONEY MARKET FUND† - 1.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 3.93%[2]	82,813	82,813
Total Money Market Fund
(Cost $82,813)		82,813
Total Investments - 99.3%
(Cost $8,517,825)		$7,600,968
Other Assets & Liabilities, net - 0.7%		52,192
Total Net Assets - 100.0%		$7,653,160

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,834,919	$—	$—	$6,834,919
Closed-End Funds	683,236	—	—	683,236
Money Market Fund	82,813	—	—	82,813
Total Assets	$7,600,968	$—	$—	$7,600,968

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Core Bond Fund — Institutional Class	$704,685	$42,981	$–	$–	$2,292	$749,958	46,960	$7,974	$–
Guggenheim Floating Rate Strategies Fund — R6-Class	747,554	13,870	–	–	10,246	771,670	32,560	13,816	–
Guggenheim High Yield Fund — R6-Class	1,837,726	30,706	–	–	40,217	1,908,649	204,791	30,693	–
Guggenheim RBP Dividend Fund — Institutional Class	685,303	14,627	(15,149)	(3,823)	84,495	765,453	66,619	2,637	–
Guggenheim RBP Large-Cap Market Fund — Institutional Class*	1,383,590	82,845	–	–	39,819	1,506,254	153,543	5,578	40,807
Guggenheim Risk Managed Real Estate Fund — Institutional Class	337,666	39,897	–	–	(4,782)	372,781	12,632	2,444	15,483
Guggenheim Ultra Short Duration Fund — Institutional Class	367,906	3,686	–	–	1,929	373,521	38,747	3,652	–
Guggenheim World Equity Income Fund — Institutional Class	344,667	1,940	–	–	40,026	386,633	27,936	1,728	212
	$6,409,097	$230,552	$(15,149)	$(3,823)	$214,242	$6,834,919		$68,522	$56,502

*	Non-income producing security.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS††† - 0.1%
Energy - 0.1%
Permian Production Partners LLC	401,481	$329,214
Industrial - 0.0%
BP Holdco LLC*,1	244,278	148,128
Vector Phoenix Holdings, LP*	244,278	58,370
API Heat Transfer Parent LLC*	4,994,727	499
Total Industrial		206,997
Industrials - 0.0%
Targus Inc	12,773	4,849
Targus Inc*	12,773	377
Targus Inc*	12,773	377
Targus Inc*	12,773	124
Targus Inc*	12,773	1
Targus Inc*	12,773	1
Total Industrials		5,729
Total Common Stocks
(Cost $1,542,008)		541,940

PREFERRED STOCKS†† - 0.0%
Financial - 0.0%
B Riley Financial, Inc.
6.75% due 05/31/24	401	9,784
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	618	–
Total Preferred Stocks
(Cost $503,945)		9,784

EXCHANGE-TRADED FUNDS† - 3.0%
SPDR Blackstone Senior Loan ETF	847,140	34,648,026
Total Exchange-Traded Funds
(Cost $36,532,679)		34,648,026

MONEY MARKET FUND† - 2.4%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.82%[2]	27,306,190	27,306,190
Total Money Market Fund
(Cost $27,306,190)		27,306,190

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2%
Industrial - 22.1%
Hunter Douglas, Inc.
7.86% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	11,741,000	10,283,825
STS Operating, Inc. (SunSource)
8.63% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	10,031,618	9,550,903
American Bath Group LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/23/27	10,852,214	9,476,153
TransDigm, Inc.
6.98% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	4,910,878	4,844,974
6.98% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	4,316,933	4,266,036
Arcline FM Holdings LLC
9.48% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	9,494,813	9,004,216
Park River Holdings, Inc.
6.99% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	9,810,903	8,547,750
Pelican Products, Inc.
8.71% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	9,073,869	8,075,743
Beacon Roofing Supply, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/19/28	7,880,000	7,799,939
BWAY Holding Co.
7.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	7,634,138	7,444,353
Atlantic Aviation
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/22/28	7,375,500	7,263,687
CPG International LLC
6.92% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/29	7,000,000	6,790,000
Engineered Machinery Holdings, Inc.
8.48% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/19/28	6,930,000	6,696,113
Icebox Holdco III, Inc.
8.23% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28	7,201,839	6,625,692
LTI Holdings, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	6,902,008	6,593,558
PECF USS Intermediate Holding III Corp.
8.63% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	7,866,287	6,536,649
Aegion Corp.
9.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	6,947,227	6,466,687

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2% (continued)
Industrial - 22.1% (continued)
Alliance Laundry Systems LLC
7.41% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27		6,603,497	$6,466,474
Titan Acquisition Ltd. (Husky)
8.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25		6,781,345	6,320,417
Cushman & Wakefield US Borrower LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25		6,166,401	6,014,461
TricorBraun Holdings, Inc.
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28		6,221,101	5,922,364
Mirion Technologies, Inc.
7.48% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 10/20/28		5,984,887	5,865,189
USIC Holding, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28		5,290,550	5,040,201
Standard Industries, Inc.
6.43% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 09/22/28		5,042,000	4,975,395
Gardner Denver, Inc.
6.17% (1 Month Term SOFR + 1.75%, Rate Floor: 2.75%) due 03/01/27		4,899,244	4,853,338
White Cap Supply Holdings LLC
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/19/27		5,000,000	4,826,800
Reynolds Group Holdings, Inc.
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26		4,855,900	4,790,637
Duran Group Holding GMBH
5.65% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/29/24†††	EUR	3,791,039	3,852,263
6.34% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/20/24†††	EUR	736,721	748,619
Pro Mach Group, Inc.
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28		4,357,229	4,230,869
US Farathane LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24		4,155,995	3,740,395
DG Investment Intermediate Holdings 2, Inc.
7.82% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28		3,841,627	3,668,754
Brown Group Holding LLC
6.88% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 06/07/28		3,732,823	3,658,689
Hillman Group, Inc.
7.14% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28		3,653,750	3,538,913
Osmose Utility Services, Inc.
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28		3,505,266	3,321,871
Berlin Packaging LLC
7.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 03/13/28		3,406,875	3,271,145
Core & Main, LP
7.06% ((1 Month USD LIBOR + 2.50%) and (6 Month USD LIBOR + 2.50%), Rate Floor: 2.50%) due 07/27/28		2,992,424	2,948,466
Berry Global, Inc.
6.02% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		2,956,400	2,929,526
Quikrete Holdings, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/12/28		2,952,563	2,925,813
Savage Enterprises LLC
7.64% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 09/15/28		2,850,252	2,821,749
DXP Enterprises, Inc.
9.95% (6 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 12/23/27		2,892,621	2,744,374
Ravago Holdings America, Inc.
7.23% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28		2,800,125	2,709,121
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		2,520,000	2,588,670

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2% (continued)
Industrial - 22.1% (continued)
API Heat Transfer
14.67% (3 Month USD LIBOR) (in-kind rate was 14.67%) due 01/01/24†††,3	3,909,563	$1,993,877
14.67% (3 Month USD LIBOR) (in-kind rate was 14.67%) due 10/02/23†††,3	697,508	592,882
APi Group DE, Inc.
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/03/29	2,562,809	2,538,462
United Airlines, Inc.
8.11% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	2,326,226	2,292,635
Anchor Packaging LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/18/26	2,321,091	2,213,740
Air Canada
8.13% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	2,189,000	2,158,901
Charter Next Generation, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	2,164,541	2,098,934
TK Elevator Midco GmbH
6.87% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	1,857,675	1,784,538
Protective Industrial Products, Inc.
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	1,832,237	1,667,335
Sundyne (Star US Bidco)
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	1,472,727	1,399,091
Filtration Group Corp.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	1,335,410	1,319,278
Griffon Corporation
7.01% ((3 Month Term SOFR + 2.50%) and (Commercial Prime Lending Rate + 1.50%), Rate Floor: 3.00%) due 01/24/29	401,375	393,600
YAK MAT (YAK ACCESS LLC)
13.64% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000	267,750
Total Industrial		251,761,814
Consumer, Non-cyclical - 17.3%
Osmosis Holdings Australia II Pty Ltd.
7.97% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 07/30/28	5,970,000	5,614,307
7.84% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 07/31/28	5,310,764	4,992,118
8.09% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/31/28	738,889	694,556
Del Monte Foods, Inc.
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/16/29	10,000,000	9,690,600
Bombardier Recreational Products, Inc.
6.38% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	9,927,733	9,592,672
VC GB Holdings I Corp.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/21/28	9,850,500	8,853,137
Medical Solutions Parent Holdings, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28	9,237,326	8,634,960
Grifols Worldwide Operations USA, Inc.
6.38% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	8,730,304	8,428,411
Hayward Industries, Inc.
6.88% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 05/30/28	7,683,000	7,332,502
Triton Water Holdings, Inc.
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	7,880,011	7,300,830
Kronos Acquisition Holdings, Inc.
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	7,301,000	6,926,824
Electron BidCo, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.76%) due 11/01/28	7,067,091	6,870,979

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2% (continued)
Consumer, Non-cyclical - 17.3% (continued)
Medline Borrower LP
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28		7,146,000	$6,781,411
Perrigo Investments LLC
6.92% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 04/20/29		6,467,500	6,418,994
National Mentor Holdings, Inc.
8.33% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28		8,799,310	6,125,287
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28		276,228	192,285
Quirch Foods Holdings LLC
8.99% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††		6,668,962	6,068,755
HAH Group Holding Co. LLC
9.43% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		6,252,750	5,947,928
Mission Veterinary Partners
7.37% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28†††		6,426,193	5,719,312
Recess Holdings, Inc.
8.16% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24		5,492,196	5,447,599
Weber-Stephen Products LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27		6,439,947	5,409,555
Froneri US, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27		5,478,925	5,322,940
Dermatology Intermediate Holdings III, Inc.
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29†††		5,125,959	4,984,995
Chefs' Warehouse, Inc.
9.17% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 08/23/29		4,837,875	4,783,449
Phoenix Newco, Inc.
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 11/15/28		4,962,500	4,770,898
DaVita, Inc.
6.13% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26		4,886,650	4,754,124
Southern Veterinary Partners LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		4,723,310	4,514,682
KDC US Holdings, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25		4,475,075	4,308,199
Resonetics LLC
8.41% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28		3,572,864	3,394,221
Aramark Services, Inc.
6.13% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25		3,000,000	2,976,570
CHG PPC Parent LLC
7.44% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 12/08/28		3,027,125	2,921,176
Elanco Animal Health, Inc.
5.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27		2,953,808	2,831,491
Sigma Holding BV (Flora Food)
3.74% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	3,000,000	2,772,454
Energizer Holdings, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27		2,740,750	2,682,509
TGP Holdings LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		2,863,740	2,276,673
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		186,494	148,263
Pearl Intermediate Parent LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25		2,517,474	2,358,999
Blue Ribbon LLC
10.12% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		2,692,308	1,995,673
Arctic Glacier Group Holdings, Inc.
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24		2,272,564	1,994,175
Cambrex Corp.
7.92% (1 Month Term SOFR + 3.50%, Rate Floor: 5.25%) due 12/04/26		1,831,226	1,775,831

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2% (continued)
Consumer, Non-cyclical - 17.3% (continued)
Endo Luxembourg Finance Company I SARL
13.50% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28		1,896,000	$1,512,060
Upstream Newco, Inc.
9.09% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26		738,750	634,712
Mamba Purchaser, Inc.
7.89% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/16/28		315,366	300,518
Aveanna Healthcare LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/17/28		220,203	171,208
Total Consumer, Non-cyclical			197,228,842
Consumer, Cyclical - 14.9%
First Brands Group LLC
7.94% (3 Month Term SOFR + 5.00%, Rate Floor: 7.00%) due 03/30/27		9,934,590	9,378,253
9.60% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		2,013,585	1,895,287
Fertitta Entertainment LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29		9,428,750	8,946,752
AlixPartners, LLP
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28		8,106,525	8,028,378
Packers Holdings LLC
7.54% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		8,969,530	7,809,142
Truck Hero, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28		8,912,908	7,609,395
Congruex Group LLC
9.99% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29		6,965,000	6,756,050
Power Solutions (Panther)
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26		6,867,314	6,715,684
WIRB - Copernicus Group, Inc.
8.38% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27		7,332,456	6,635,872
Alterra Mountain Co.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28		6,606,983	6,512,041
Mavis Tire Express Services TopCo Corp.
8.50% (1 Month Term SOFR + 4.00%, Rate Floor: 5.75%) due 05/04/28		6,825,529	6,498,859
American Tire Distributors, Inc.
10.61% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28		6,965,000	6,338,150
Eagle Parent Corp.
8.83% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29		6,327,188	6,200,644
PetSmart LLC
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28		6,270,625	6,123,642
Thevelia US LLC
8.73% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/18/29		6,254,784	6,035,867
Stars Group (Amaya)
6.98% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		5,958,415	5,866,537
Scientific Games Holdings, LP
7.10% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/04/29		5,935,125	5,650,417
1011778 BC Unlimited Liability Co.
6.14% ((1 Month USD LIBOR + 1.75%) and (3 Month USD LIBOR + 1.75%), Rate Floor: 1.75%) due 11/19/26		5,733,261	5,625,762
Zephyr Bidco Ltd.
8.21% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.44%) due 07/23/25	GBP	5,265,000	5,187,349
Entain Holdings (Gibraltar) Ltd.
7.23% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/29/27		5,187,832	5,147,315
Penn National Gaming, Inc.
7.17% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/03/29		4,776,000	4,720,933
Burlington Stores, Inc.
6.39% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/26/28†††		4,678,750	4,631,962
EG Finco Ltd.
6.20% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR	3,289,819	3,183,412
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25		761,604	717,340

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2% (continued)
Consumer, Cyclical - 14.9% (continued)
Galaxy US Opco, Inc.
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/30/29		4,000,000	$3,610,000
Rent-A-Center, Inc.
7.69% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		3,243,470	3,117,785
PCI Gaming Authority, Inc.
6.88% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/29/26		3,007,140	2,984,586
Michaels Stores, Inc.
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/14/28		3,228,080	2,777,957
TTF Holdings Intermediate LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/31/28		2,661,120	2,621,203
Peloton Interactive, Inc.
11.76% (6 Month Term SOFR + 6.50%, Rate Floor: 7.00%) due 05/25/27		2,487,500	2,439,815
Seren BidCo AB
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/16/28		2,178,000	2,096,325
BCPE Empire Holdings, Inc.
9.05% (1 Month Term SOFR + 4.63%, Rate Floor: 5.13%) due 06/11/26		2,034,625	1,973,586
Alexander Mann
8.46% (3 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	1,540,000	1,754,654
Sweetwater Sound
8.69% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/07/28		1,203,097	1,112,864
WW International, Inc.
7.89% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28		1,653,750	934,369
American Trailer World Corp.
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 5.50%) due 03/03/28		1,085,951	933,017
SHO Holding I Corp.
9.66% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/27/24†††		555,685	416,764
9.64% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/27/24†††		9,357	7,018
Petco Health And Wellness Company, Inc.
8.09% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/03/28		416,440	403,731
New Trojan Parent, Inc.
7.55% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28		207,178	142,435
Total Consumer, Cyclical			169,541,152
Technology - 11.2%
Conair Holdings LLC
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28		11,977,263	10,015,987
Polaris Newco LLC
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28		10,262,906	9,342,939
Ascend Learning LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/11/28		9,009,000	8,502,244
Misys Ltd.
6.87% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24		9,218,903	8,131,810
Athenahealth Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/15/29		8,312,288	7,484,051
due 02/15/29		353,986	352,640
Emerald TopCo, Inc. (Press Ganey)
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		8,484,921	7,753,097
Peraton Corp.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		7,475,142	7,286,694
CoreLogic, Inc.
7.94% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28		8,609,317	7,156,495
RealPage, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 04/24/28		7,011,250	6,653,676
Entegris, Inc.
7.52% ((1 Month Term SOFR + 3.00%) and (3 Month Term SOFR + 3.00%), Rate Floor: 3.00%) due 07/06/29		6,500,000	6,475,625
Boxer Parent Company, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25		6,030,490	5,763,942

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2% (continued)
Technology - 11.2% (continued)
Atlas CC Acquisition Corp.
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	6,804,533	$5,701,246
Wrench Group LLC
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	5,440,099	5,239,522
Sabre GLBL, Inc.
9.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	3,388,383	3,115,211
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	1,379,000	1,251,442
CCC Intelligent Solutions, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 09/21/28	3,950,050	3,910,550
Epicor Software
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	3,693,325	3,538,870
Taxware Holdings (Sovos Compliance LLC)
8.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	3,764,798	3,460,941
Park Place Technologies, LLC
9.42% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	3,628,814	3,409,561
Project Ruby Ultimate Parent Corp.
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	3,438,750	3,244,082
WEX, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/31/28	2,992,386	2,970,362
CDK Global, Inc.
9.08% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 07/06/29	3,000,000	2,969,310
Verscend Holding Corp.
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25	2,992,405	2,967,299
Imprivata, Inc.
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/01/27	646,750	622,297
Ep Purchaser LLC
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/06/28	249,823	246,545
Total Technology		127,566,438
Financial - 10.3%
Teneo Holdings LLC
9.67% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25	9,743,634	9,353,888
AqGen Island Holdings, Inc.
8.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/02/28	9,163,628	8,732,205
NFP Corp.
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	7,667,656	7,321,231
Alliant Holdings Intermediate LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	7,169,430	7,067,266
Jane Street Group LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	7,252,000	7,027,623
AmWINS Group, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	6,889,861	6,758,540
FleetCor Technologies Operating Company LLC
6.13% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/28/28	5,998,660	5,929,315
Aretec Group, Inc.
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/01/25	6,039,896	5,891,919
USI, Inc.
8.33% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/22/29	5,549,664	5,490,227
Apex Group Treasury LLC
8.26% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/27/28	3,456,250	3,283,438
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/27/28	2,100,000	2,037,000
Duff & Phelps
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	4,923,033	4,589,202
Nexus Buyer LLC
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	4,624,994	4,421,818

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2% (continued)
Financial - 10.3% (continued)
Citadel Securities, LP
6.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	4,432,500	$4,340,526
Focus Financial Partners, LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/30/28	4,239,375	4,182,864
Franchise Group, Inc.
8.69% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	3,955,564	3,797,341
HarbourVest Partners, LP
6.59% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	3,599,217	3,571,323
Virtu Financial
7.42% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 01/13/29	3,600,000	3,497,400
Ryan Specialty Group LLC
7.42% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 09/01/27	3,519,000	3,489,687
Trans Union LLC
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	3,424,742	3,386,693
Cobham Ultra SeniorCo SARL
7.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 08/06/29	3,291,750	3,192,998
Blackstone Mortgage Trust, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 05/09/29†††	3,213,301	3,141,002
HighTower Holding LLC
8.28% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,666,250	2,435,166
HUB International Ltd.
7.53% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25	2,122,922	2,101,204
Zodiac Pool Solutions LLC
6.42% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/29/29	1,683,000	1,595,063
Total Financial		116,634,939
Communications - 8.6%
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	9,428,750	8,996,630
Zayo Group Holdings, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,648,468	5,366,710
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/09/27	3,970,000	3,278,347
Xplornet Communications, Inc.
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	10,805,081	8,355,894
McGraw Hill LLC
8.32% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	8,595,210	8,071,418
Virgin Media Bristol LLC
6.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	7,916,233	7,772,078
WMG Acquisition Corp.
6.51% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	7,000,000	6,909,560
Ziggo Financing Partnership
6.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	6,685,000	6,507,446
CSC Holdings LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 07/17/25	6,762,075	6,373,256
Playtika Holding Corp.
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	6,482,844	6,175,622
SFR Group S.A.
7.77% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	3,327,346	3,075,034
7.16% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25	1,628,057	1,540,549
Cengage Learning Acquisitions, Inc.
7.81% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	5,119,238	4,592,929
UPC Broadband Holding BV
7.24% (1 Month USD LIBOR + 2.93%, Rate Floor: 2.93%) due 01/31/29	4,449,704	4,338,461
Telenet Financing USD LLC
6.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	4,000,000	3,886,000
Radiate Holdco LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	4,639,635	3,751,841

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.2% (continued)
Communications - 8.6% (continued)
Authentic Brands
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24		3,004,469	$2,981,935
Level 3 Financing, Inc.
6.13% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27		2,588,000	2,474,775
Recorded Books, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 08/29/25		2,200,000	2,147,354
Cincinnati Bell, Inc.
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/28		990,000	970,200
Total Communications			97,566,039
Basic Materials - 3.8%
CTEC III GmbH
5.70% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR	7,500,000	7,538,074
Illuminate Buyer LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		7,620,554	7,284,411
Messer Industries USA, Inc.
7.23% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26		5,788,637	5,730,750
Diamond BC BV
7.16% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/29/28		5,247,000	5,063,355
Ascend Performance Materials Operations LLC
8.83% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 08/27/26		3,377,257	3,172,089
NIC Acquisition Corp.
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27		3,988,012	2,867,381
INEOS Ltd.
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26		2,561,000	2,511,701
Axalta Coating Systems Dutch Holding B B.V.
7.51% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/07/29		2,500,000	2,500,000
GrafTech Finance, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		1,921,721	1,897,700
W.R. Grace Holdings LLC
8.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28		1,732,500	1,696,776
DCG Acquisition Corp.
8.92% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26		1,695,766	1,594,020
Trinseo Materials Operating S.C.A.
6.88% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		1,576,000	1,463,710
Total Basic Materials			43,319,967
Energy - 0.7%
TransMontaigne Operating Company LP
7.87% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28		3,861,000	3,778,954
AL GCX Holdings LLC
7.57% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/29		3,690,750	3,653,842
Permian Production Partners LLC
12.39% (1 Month USD LIBOR + 6.00%, Rate Floor: 10.39%) (in-kind rate was 2.00%) due 11/24/25†††,3		810,783	806,729
Total Energy			8,239,525
Utilities - 0.3%
Granite Generation LLC
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26		3,336,103	3,233,418
Total Senior Floating Rate Interests
(Cost $1,078,633,724)			1,015,092,134

CORPORATE BONDS†† - 3.9%
Consumer, Non-cyclical - 1.9%
Nathan's Famous, Inc.
6.63% due 11/01/25[4]		3,135,000	3,048,787
Sotheby's
7.38% due 10/15/27[4]		2,875,000	2,695,685
CPI CG, Inc.
8.63% due 03/15/26[4]		2,689,000	2,642,420
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]		2,875,000	2,558,750
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]		2,975,000	2,487,695
ADT Security Corp.
4.13% due 08/01/29[4]		2,875,000	2,445,061
Tenet Healthcare Corp.
4.38% due 01/15/30[4]		2,800,000	2,423,582

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 3.9% (continued)
Consumer, Non-cyclical - 1.9% (continued)
HCA, Inc.
4.50% due 02/15/27		1,500,000	$1,445,666
WW International, Inc.
4.50% due 04/15/29[4]		2,875,000	1,436,321
Total Consumer, Non-cyclical			21,183,967
Communications - 0.8%
VZ Secured Financing BV
5.00% due 01/15/32[4]		3,500,000	2,844,175
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]		2,875,000	2,688,125
Altice France S.A.
5.50% due 10/15/29[4]		2,850,000	2,173,210
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]		1,575,000	1,323,583
Total Communications			9,029,093
Consumer, Cyclical - 0.4%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]		5,000,000	4,231,175
Industrial - 0.3%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]		2,875,000	2,552,916
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]		1,412,000	1,287,244
Total Industrial			3,840,160
Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[4]		1,850,000	1,554,948
Lincoln Financing SARL
5.04% (3 Month EURIBOR + 3.88%, Rate Floor: 3.88%) due 04/01/24◊,4	EUR	350,000	372,042
Total Financial			1,926,990
Energy - 0.2%
Sabine Pass Liquefaction LLC
5.63% due 04/15/23		1,900,000	1,900,342
Basic Materials - 0.1%
WR Grace Holdings LLC
4.88% due 06/15/27[4]		1,975,000	1,750,107
Mirabela Nickel Ltd.
due 06/24/19†††,5,6		1,279,819	25,596
Total Basic Materials			1,775,703
Total Corporate Bonds
(Cost $51,401,236)			43,887,430

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.8%
Residential Mortgage-Backed Securities - 0.8%
RALI Series Trust
2006-QO6, 4.75% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊		10,472,375	2,383,541
2006-QO2, 4.83% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊		416,751	88,294
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 2.86% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊		2,385,688	1,899,455
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.89% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊		1,608,493	1,269,886
American Home Mortgage Assets Trust
2006-4, 4.60% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46◊		2,280,565	1,220,298
Lehman XS Trust Series
2006-16N, 4.77% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊		1,300,827	1,091,785
Nomura Resecuritization Trust
2015-4R, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4		649,079	582,011
Alliance Bancorp Trust
2007-OA1, 4.87% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊		369,043	301,858
Morgan Stanley Re-REMIC Trust
2010-R5, 2.18% due 06/26/36[4]		280,918	244,934
New Century Home Equity Loan Trust
2004-4, 5.18% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊		153,248	145,767
GSAA Home Equity Trust
2007-7, 4.93% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊		128,201	121,554
Total Residential Mortgage-Backed Securities			9,349,383
Total Collateralized Mortgage Obligations
(Cost $12,598,246)			9,349,383

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 0.1%
Collateralized Loan Obligations - 0.1%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,7]	2,071,948	$578,125
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	977,702	58,496
Avery Point II CLO Ltd.
2013-3X COM , due 01/18/25[7]	1,361,673	9,750
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,7]	1,808,219	1,971
Total Collateralized Loan Obligations		648,342
Total Asset-Backed Securities
(Cost $254,317)		648,342
Total Investments - 99.5%
(Cost $1,208,772,345)		$1,131,483,229
Other Assets & Liabilities, net - 0.5%		5,954,800
Total Net Assets - 100.0%		$1,137,438,029

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	5,947,000	7,369,879 USD	01/17/23	$177,833
Barclays Bank plc	GBP	Buy	78,000	93,928 USD	01/17/23	402
Barclays Bank plc	EUR	Sell	20,745,000	22,100,582 USD	01/17/23	(138,805)
						$39,430

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2022.
[3]	Payment-in-kind security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $41,981,363 (cost $47,964,050), or 3.7% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $25,596 (cost $1,160,811), or less than 0.01% of total net assets — See Note 6.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$541,940		$541,940
Preferred Stocks	—	9,784	—	*	9,784
Exchange-Traded Funds	34,648,026	—	—		34,648,026
Money Market Fund	27,306,190	—	—		27,306,190
Senior Floating Rate Interests	—	982,127,956	32,964,178		1,015,092,134
Corporate Bonds	—	43,861,834	25,596		43,887,430
Collateralized Mortgage Obligations	—	9,349,383	—		9,349,383
Asset-Backed Securities	—	648,342	—		648,342
Forward Foreign Currency Exchange Contracts**	—	178,235	—		178,235
Total Assets	$61,954,216	$1,036,175,534	$33,531,714		$1,131,661,464

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$138,805	$—	$138,805
Unfunded Loan Commitments (Note 5)	—	—	183,021	183,021
Total Liabilities	$—	$138,805	$183,021	$321,826

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$535,712	Enterprise Value	Valuation Multiple	2.7x-11.8x	3.7	x
Common Stocks	6,228	Model Price	Liquidation Value	—	—
Corporate Bonds	25,596	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,586,759	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	25,776,537	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	4,600,882	Yield Analysis	Yield	—	—
Total Assets	$33,531,714
Liabilities:
Unfunded Loan Commitments	$183,021	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had securities with a total value of $14,654,720 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $51,459,566 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$-	$71,470,738	$568,337	$72,039,075	$(542,584)
Purchases/(Receipts)	-	314,425	10,693	325,118	(20,405)
(Sales, maturities and paydowns)/Fundings	-	(2,034,360)	(34,345)	(2,068,705)	(24,689)
Amortization of premiums/discounts	-	73,770	-	73,770	7,276
Total realized gains (losses) included in earnings	-	(90,211)	29,321	(60,890)	60,707
Total change in unrealized appreciation (depreciation) included in earnings	-	60,258	(32,066)	28,192	336,674
Transfers into Level 3	25,596	14,629,124	-	14,654,720	-
Transfers out of Level 3	-	(51,459,566)	-	(51,459,566)	-
Ending Balance	$25,596	$32,964,178	$541,940	$33,531,714	$(183,021)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$-	$179,036	$(4,967)	$174,069	$138,411

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22
Common Stocks
BP Holdco LLC *	$148,128	$–	$–	$–	$–	$148,128	244,278
Targus Group International Equity, Inc. *	32,125	–	(34,346)	29,321	(27,100)	–	–
	$180,253	$–	$(34,346)	$29,321	$(27,100)	$148,128

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 1.0%
Financial - 0.5%
TPG Pace Beneficial II Corp.*,1	46,138	$453,306
Acropolis Infrastructure Acquisition Corp. — Class A*,1	38,845	384,954
MSD Acquisition Corp. — Class A*,1	721	7,282
Total Financial		845,542
Utilities - 0.4%
TexGen Power LLC*,††	26,665	693,290
Energy - 0.1%
Permian Production Partners LLC†††	57,028	46,763
Legacy Reserves, Inc.*,†††	3,452	30,205
Bruin E&P Partnership Units*,†††	44,023	986
Total Energy		77,954
Consumer, Cyclical - 0.0%
Metro-Goldwyn-Mayer, Inc.††	7,040	31,152
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	2,107	23,573
Save-A-Lot*,††	17,185	5,723
Total Consumer, Non-cyclical		29,296
Industrial - 0.0%
BP Holdco LLC*,†††,2	23,711	14,378
Vector Phoenix Holdings, LP*,†††	23,711	5,666
Targus Inc†††	12,825	4,869
Targus Inc*,†††	12,825	378
Targus Inc*,†††	12,825	378
Targus Inc*,†††	12,825	124
Targus Inc*,†††	12,825	1
Targus Inc*,†††	12,825	1
Total Industrial		25,795
Total Common Stocks
(Cost $1,435,156)		1,703,029

PREFERRED STOCKS†† - 2.1%
Financial - 2.1%
American Equity Investment Life Holding Co.
5.95%	54,000	1,085,942
Charles Schwab Corp.
4.00%*	1,325,000	1,056,621
Arch Capital Group Ltd.
4.55%	55,000	949,850
Assurant, Inc.
5.25%	30,000	605,700
B Riley Financial, Inc.
6.75%	403	9,833
Total Financial		3,707,944
Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	—
Total Preferred Stocks
(Cost $5,185,075)		3,707,946

WARRANTS† - 0.0%
Acropolis Infrastructure Acquisition Corp. — Class A Expiring 03/31/26*,1	12,947	1,555
MSD Acquisition Corp. — Class A Expiring 05/13/23*,1	143	11
Ginkgo Bioworks Holdings, Inc. Expiring 08/01/26*	4	–
Total Warrants
(Cost $10,857)		1,566

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[4]	5,121,058	5,121,058
Total Money Market Fund
(Cost $5,121,058)		5,121,058

	Face Amount~
CORPORATE BONDS†† - 78.3%
Communications - 14.9%
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	2,575,000	2,163,953
8.00% due 08/01/29[5]	1,525,000	1,261,125
Altice France S.A.
5.13% due 07/15/29[5]	1,450,000	1,087,128
5.50% due 10/15/29[5]	1,250,000	953,162
8.13% due 02/01/27[5]	900,000	819,792
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	1,850,000	1,472,600
4.25% due 01/15/34[5]	975,000	719,594
4.25% due 02/01/31[5]	400,000	320,846
6.38% due 09/01/29[5]	275,000	258,429
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	1,825,000	1,336,340
4.25% due 07/01/28[5]	1,150,000	905,855
VZ Secured Financing BV
5.00% due 01/15/32[5]	2,175,000	1,767,452
Cengage Learning, Inc.
9.50% due 06/15/24[5]	1,739,000	1,658,571
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,125,000	910,704
4.75% due 07/15/31[5]	850,000	690,498
CSC Holdings LLC
4.13% due 12/01/30[5]	975,000	688,184
3.38% due 02/15/31[5]	1,025,000	668,439
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	1,417,000	1,324,895
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	1,400,000	1,260,000
UPC Broadband Finco BV
4.88% due 07/15/31[5]	1,200,000	998,154
AMC Networks, Inc.
4.25% due 02/15/29	1,550,000	965,801
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	775,000	759,444
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	800,000	660,168
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	675,000	563,912
Match Group Holdings II LLC
4.63% due 06/01/28[5]	600,000	534,876

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 78.3% (continued)
Communications - 14.9% (continued)
CSC Holdings LLC
4.63% due 12/01/30†††,5	950,000	$511,266
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	550,000	456,351
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	300,000	221,571
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	200,000	167,439
Total Communications		26,106,549
Consumer, Non-cyclical - 12.5%
CPI CG, Inc.
8.63% due 03/15/26[5]	2,572,000	2,527,446
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,200,000	2,040,808
Rent-A-Center, Inc.
6.38% due 02/15/29[5,6]	2,281,000	1,845,211
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	1,525,000	1,316,356
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	961,000	790,423
5.00% due 12/31/26[5]	350,000	302,750
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	827,000	794,780
9.25% due 04/15/25[5]	250,000	249,032
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	1,200,000	1,007,640
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	956,000	934,490
Par Pharmaceutical, Inc.
due 04/01/27[5,7]	1,210,000	919,570
DaVita, Inc.
3.75% due 02/15/31[5]	1,225,000	914,279
ADT Security Corp.
4.13% due 08/01/29[5]	1,050,000	892,979
Tenet Healthcare Corp.
4.38% due 01/15/30[5]	625,000	540,978
6.13% due 06/15/30[5]	275,000	262,020
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	1,200,000	763,250
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	850,000	756,500
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,7]	950,000	720,697
Medline Borrower, LP
5.25% due 10/01/29[5]	850,000	675,129
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR 736,000	658,199
Post Holdings, Inc.
4.63% due 04/15/30[5]	600,000	517,644
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	475,000	451,573
WW International, Inc.
4.50% due 04/15/29[5]	825,000	412,162
Lamb Weston Holdings, Inc.
4.13% due 01/31/30[5]	425,000	375,360
GXO Logistics, Inc.
2.65% due 07/15/31	250,000	184,588
1.65% due 07/15/26	175,000	149,831
Garden Spinco Corp.
8.63% due 07/20/30[5]	300,000	318,000
Service Corporation International
3.38% due 08/15/30	325,000	264,195
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	259,000	251,877
Ingles Markets, Inc.
4.00% due 06/15/31[5]	75,000	63,078
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[5,7]	171,000	23,940
Total Consumer, Non-cyclical		21,924,785
Financial - 12.2%
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,150,000	2,647,614
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	1,475,000	1,173,333
5.75% due 06/15/27[5]	1,300,000	1,119,159
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	2,500,000	2,039,325
Iron Mountain, Inc.
5.63% due 07/15/32[5]	1,275,000	1,104,936
4.88% due 09/15/29[5]	530,000	462,266
5.25% due 07/15/30[5]	475,000	412,775
NFP Corp.
6.88% due 08/15/28[5]	2,213,000	1,824,129
OneMain Finance Corp.
3.88% due 09/15/28	1,225,000	974,144
4.00% due 09/15/30	750,000	559,605
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	875,000	667,866
4.00% due 10/15/33[5]	350,000	261,401
HUB International Ltd.
7.00% due 05/01/26[5]	575,000	562,919
5.63% due 12/01/29[5]	375,000	327,519
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	1,000,000	830,700
SLM Corp.
3.13% due 11/02/26	900,000	765,405
USI, Inc.
6.88% due 05/01/25[5]	775,000	746,592

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 78.3% (continued)
Financial - 12.2% (continued)
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]	825,000	$721,937
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	725,000	714,019
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]	650,000	643,174
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	625,000	610,783
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	650,000	557,570
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	750,000	457,500
Kennedy-Wilson, Inc.
4.75% due 03/01/29	575,000	455,714
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	450,000	429,462
AmWINS Group, Inc.
4.88% due 06/30/29[5]	275,000	233,240
Home Point Capital, Inc.
5.00% due 02/01/26[5]	101,000	69,841
Total Financial		21,372,928
Industrial - 10.6%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	1,725,000	1,593,796
5.25% due 07/15/28[5]	675,000	599,380
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	2,500,000	2,053,057
Artera Services LLC
9.03% due 12/04/25[5]	2,350,000	1,957,762
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	2,076,000	1,892,577
Mauser Packaging Solutions Holding Co.
5.50% due 04/15/24[5]	1,050,000	1,020,964
7.25% due 04/15/25[5]	500,000	462,358
8.50% due 04/15/24[5]	175,000	171,493
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	1,325,000	1,030,055
Standard Industries, Inc.
5.00% due 02/15/27[5]	900,000	830,460
Masonite International Corp.
5.38% due 02/01/28[5]	850,000	785,918
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	750,000	704,434
4.25% due 02/01/32[5]	100,000	81,073
Amsted Industries, Inc.
4.63% due 05/15/30[5]	900,000	767,250
Ball Corp.
6.88% due 03/15/28	700,000	719,019
Arcosa, Inc.
4.38% due 04/15/29[5]	700,000	607,026
TransDigm, Inc.
6.25% due 03/15/26[5]	500,000	493,095
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[5]	500,000	489,473
Howmet Aerospace, Inc.
5.95% due 02/01/37	475,000	461,105
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	425,000	416,488
Harsco Corp.
5.75% due 07/31/27[5]	500,000	394,783
Stericycle, Inc.
5.38% due 07/15/24[5]	375,000	369,409
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]	375,000	364,373
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[5]	300,000	266,130
Total Industrial		18,531,478
Energy - 8.5%
NuStar Logistics, LP
5.63% due 04/28/27	1,585,000	1,482,066
6.38% due 10/01/30	850,000	785,965
Parkland Corp.
4.50% due 10/01/29[5]	1,275,000	1,062,415
4.63% due 05/01/30[5]	1,100,000	910,250
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/26	1,200,000	1,139,552
6.88% due 01/15/29	900,000	824,463
CVR Energy, Inc.
5.75% due 02/15/28[5]	1,725,000	1,501,612
5.25% due 02/15/25[5]	250,000	230,000
ITT Holdings LLC
6.50% due 08/01/29[5]	1,875,000	1,579,013
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	1,250,000	1,162,500
EnLink Midstream LLC
6.50% due 09/01/30[5]	925,000	915,473
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,000,000	860,000
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[5]	825,000	810,556
PDC Energy, Inc.
6.13% due 09/15/24	776,000	771,577
Southwestern Energy Co.
5.38% due 02/01/29	425,000	394,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 78.3% (continued)
Energy - 8.5% (continued)
Kinetik Holdings, LP
5.88% due 06/15/30[5]		350,000	$328,224
Basic Energy Services, Inc.
due 10/15/23†††,7		1,175,000	35,250
Total Energy			14,792,916
Basic Materials - 8.2%
Carpenter Technology Corp.
6.38% due 07/15/28		2,475,000	2,353,799
7.63% due 03/15/30		650,000	651,552
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]		1,650,000	1,398,375
Minerals Technologies, Inc.
5.00% due 07/01/28[5]		1,547,000	1,377,758
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]		790,000	689,374
4.50% due 06/01/31[5]		725,000	582,719
Clearwater Paper Corp.
4.75% due 08/15/28[5]		1,375,000	1,208,179
SK Invictus Intermediate II Sarl
5.00% due 10/30/29[5]		1,350,000	1,107,000
WR Grace Holdings LLC
4.88% due 06/15/27[5]		1,000,000	886,130
Diamond BC BV
4.63% due 10/01/29[5]		1,050,000	842,625
Compass Minerals International, Inc.
6.75% due 12/01/27[5]		875,000	840,000
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]		900,000	753,504
Valvoline, Inc.
3.63% due 06/15/31[5]		600,000	492,318
4.25% due 02/15/30[5]		250,000	242,530
Ingevity Corp.
3.88% due 11/01/28[5]		675,000	580,409
Yamana Gold, Inc.
4.63% due 12/15/27		256,000	239,635
Mirabela Nickel Ltd.
due 06/24/19†††,7,8		278,115	5,562
Total Basic Materials			14,251,469
Consumer, Cyclical - 7.9%
Crocs, Inc.
4.25% due 03/15/29[5]		1,769,000	1,498,520
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]		1,225,000	1,182,125
United Airlines, Inc.
4.63% due 04/15/29[5]		1,025,000	892,463
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]		950,000	859,750
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]		1,100,000	833,316
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]		925,000	793,761
Scotts Miracle-Gro Co.
4.38% due 02/01/32		1,050,000	791,385
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]		875,000	739,112
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		875,000	686,897
Newell Brands, Inc.
6.63% due 09/15/29		500,000	494,180
4.45% due 04/01/26		200,000	188,159
Hanesbrands, Inc.
4.88% due 05/15/26[5]		650,000	580,821
Wabash National Corp.
4.50% due 10/15/28[5]		675,000	574,820
Clarios Global, LP
6.75% due 05/15/25[5]		527,000	528,218
Michaels Companies, Inc.
5.25% due 05/01/28[5]		600,000	482,719
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		550,000	452,485
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]		475,000	432,082
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]		500,000	424,991
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	550,000	353,515
Air Canada
3.88% due 08/15/26[5]		350,000	310,006
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]		215,000	216,465
Penn Entertainment, Inc.
4.13% due 07/01/29[5]		250,000	197,501
Allison Transmission, Inc.
4.75% due 10/01/27[5]		200,000	185,468
Yum! Brands, Inc.
4.75% due 01/15/30[5]		200,000	183,500
Total Consumer, Cyclical			13,882,259
Utilities - 1.9%
Terraform Global Operating, LP
6.13% due 03/01/26[5]		2,630,000	2,465,625
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		625,000	600,515
Clearway Energy Operating LLC
4.75% due 03/15/28[5]		175,000	161,516
Total Utilities			3,227,656
Technology - 1.6%
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]		1,025,000	996,824
Qorvo, Inc.
3.38% due 04/01/31[5]		1,150,000	923,955
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[5]		700,000	684,685

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 78.3% (continued)
Technology - 1.6% (continued)
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		300,000	$247,211
Total Technology			2,852,675
Total Corporate Bonds
(Cost $158,864,578)			136,942,715

SENIOR FLOATING RATE INTERESTS††,◊ - 14.4%
Consumer, Cyclical - 3.4%
First Brands Group LLC
7.94% (3 Month Term SOFR + 5.00%, Rate Floor: 7.00%) due 03/30/27		1,026,935	969,427
Alexander Mann
8.46% (3 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	749,100	853,514
American Tire Distributors, Inc.
10.61% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28		870,625	792,269
Holding SOCOTEC
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/30/28		603,900	566,156
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
8.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		748,956	518,652
FR Refuel LLC
9.19% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/08/28		536,825	512,668
Accuride Corp.
9.98% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		579,500	485,876
Congruex Group LLC
9.99% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29		497,328	482,408
Flutter Financing B.V.
8.09% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 07/24/28		299,250	297,547
Sweetwater Sound
8.69% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/07/28		316,867	293,102
WW International, Inc.
7.89% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28		401,625	226,918
Total Consumer, Cyclical			5,998,537
Industrial - 3.1%
Arcline FM Holdings LLC
9.48% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28		1,505,938	1,428,126
Dispatch Terra Acquisition LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28		1,182,617	993,398
Pelican Products, Inc.
8.71% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28		829,608	738,351
Aegion Corp.
9.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28		691,249	643,435
PECF USS Intermediate Holding III Corp.
8.63% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28		544,997	452,877
ASP Dream Acquisiton Co. LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28		398,000	382,080
Osmose Utility Services, Inc.
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28		320,191	303,439
US Farathane LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24		267,667	240,900
Sundyne (Star US Bidco)
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27		198,469	188,546
YAK MAT (YAK ACCESS LLC)
13.64% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		1,025,000	107,625
Total Industrial			5,478,777
Consumer, Non-cyclical - 2.6%
Quirch Foods Holdings LLC
8.99% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††		955,500	869,505
Blue Ribbon LLC
10.12% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		1,082,872	802,679
Gibson Brands, Inc.
9.13% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††		861,300	628,749
Women's Care Holdings, Inc.
7.87% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		664,660	620,214

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.4% (continued)
Consumer, Non-cyclical - 2.6% (continued)
Moran Foods LLC
11.73% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 04/01/24		311,449	$252,274
15.48% (3 Month USD LIBOR + 10.75%, Rate Floor: 11.75%) due 10/01/24		407,847	236,551
1.00% (3 Month USD LIBOR - –%, Rate Floor: 1.00%) due 04/01/24		40,545	32,841
Confluent Health LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		458,671	388,343
Kronos Acquisition Holdings, Inc.
10.51% (3 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26		296,250	285,141
Florida Food Products LLC
9.38% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28		223,313	203,214
TGP Holdings LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		221,198	175,852
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		14,293	11,363
Total Consumer, Non-cyclical			4,506,726
Technology - 1.8%
Datix Bidco Ltd.
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	1,300,000	1,534,949
9.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 8.44%) due 04/27/26†††	GBP	650,000	769,675
Atlas CC Acquisition Corp.
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		566,375	474,543
24-7 Intouch, Inc.
9.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25		267,902	247,139
Park Place Technologies, LLC
9.42% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27		168,538	158,355
Total Technology			3,184,661
Financial - 1.7%
Franchise Group, Inc.
8.69% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		938,947	901,389
Claros Mortgage Trust, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/10/26		907,830	895,348
Avison Young (Canada), Inc.
10.19% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 01/31/26		528,000	432,960
Eisner Advisory Group
9.69% (1 Month Term SOFR + 5.25%, Rate Floor: 6.00%) due 07/28/28		444,377	417,715
Teneo Holdings LLC
9.67% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25		321,239	308,389
Total Financial			2,955,801
Basic Materials - 1.2%
LTI Holdings, Inc.
9.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		745,262	709,862
Ascend Performance Materials Operations LLC
8.83% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 08/27/26		641,765	602,778
NIC Acquisition Corp.
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27		738,850	531,233
DCG Acquisition Corp.
8.92% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26		248,737	233,813
Total Basic Materials			2,077,686
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
7.81% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26		617,188	553,735
Utilities - 0.2%
TerraForm Power Operating LLC
7.43% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/21/29		248,750	246,573
Energy - 0.1%
Permian Production Partners LLC
12.39% (1 Month USD LIBOR + 6.00%, Rate Floor: 10.39%) (in-kind rate was 2.00%) due 11/24/25†††,9		115,168	114,592
Total Senior Floating Rate Interests
(Cost $28,878,962)			25,117,088

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 0.6%
Collateralized Loan Obligations - 0.4%
WhiteHorse X Ltd.
2015-10A E, 9.38% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,5	753,007	$705,417
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]	400,000	326,102
Total Asset-Backed Securities
(Cost $1,072,382)		1,031,519
Total Investments - 99.3%
(Cost $200,568,068)		$173,624,921
Other Assets & Liabilities, net - 0.7%		1,245,589
Total Net Assets - 100.0%		$174,870,510

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	2,659,000	3,295,192 USD	01/17/23	$79,512
Bank of America, N.A.	CAD	Sell	475,000	350,455 USD	01/17/23	(501)
Barclays Bank plc	EUR	Sell	622,000	662,645 USD	01/17/23	(4,162)
						$74,849

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $117,319,786 (cost $135,258,277), or 67.1% of total net assets.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2022, the total market value of segregated or earmarked securities was $1,845,211 — See Note 2.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $5,562 (cost $252,369), or less than 0.01% of total net assets — See Note 6.
[9]	Payment-in-kind security.

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$845,542	$753,738	$103,749		$1,703,029
Preferred Stocks	—	3,707,946	—	*	3,707,946
Warrants	1,566	—	—		1,566
Money Market Fund	5,121,058	—	—		5,121,058
Corporate Bonds	—	136,390,637	552,078		136,942,715
Senior Floating Rate Interests	—	21,199,618	3,917,470		25,117,088
Asset-Backed Securities	—	1,031,519	—		1,031,519
Forward Foreign Currency Exchange Contracts**	—	79,512	—		79,512
Total Assets	$5,968,166	$163,162,970	$4,573,297		$173,704,433

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts**	$—	$4,663	$—		$4,663
Unfunded Loan Commitments (Note 5)	—	—	8,803		8,803
Total Liabilities	$—	$4,663	$8,803		$13,466

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,449,132 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$97,012	Enterprise Value	Valuation Multiple	2.7x-11.8x	3.2x
Common Stocks	6,737	Model Price	Liquidation Value	—	—
Corporate Bonds	511,266	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	40,812	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	1,612,846	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,304,624	Yield Analysis	Yield	10.2%-13.3%	11.2%
Total Assets	$4,573,297
Liabilities:
Unfunded Loan Commitments	$8,803	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had securities with a total value of $516,828 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $5,823,549 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$378,860	$12,689,191	$130,253	$13,198,304	$(12,748)
Purchases/(Receipts)	-	28,567	10,738	39,305	-
(Sales, maturities and paydowns)/Fundings	-	(3,220,304)	(34,485)	(3,254,789)	1,611
Amortization of premiums/discounts	-	22,328	-	22,328	(314)
Total realized gains (losses) included in earnings	-	(96,142)	30,129	(66,013)	116
Total change in unrealized appreciation (depreciation) included in earnings	9,905	(36,136)	(32,886)	(59,117)	2,532
Transfers into Level 3	516,828	-	-	516,828	-
Transfers out of Level 3	(353,515)	(5,470,034)	-	(5,823,549)	-
Ending Balance	$552,078	$3,917,470	$103,749	$4,573,297	$(8,803)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$2,938	$105,777	$(4,987)	$103,728	$2,532

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22
Common Stocks
BP Holdco LLC*	$14,378	$–	$–	$–	$–	$14,378	23,711
Targus Group International Equity, Inc.*	32,255	–	(34,485)	30,129	(27,899)	–	–
	$46,633	$–	$(34,485)	$30,129	$(27,899)	$14,378

*	Non-income producing security.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 93.5%
Consumer, Non-cyclical - 22.2%
Johnson & Johnson	5,891	$1,040,645
Humana, Inc.	1,783	913,235
Quest Diagnostics, Inc.	4,551	711,958
Tyson Foods, Inc. — Class A	11,064	688,734
Merck & Company, Inc.	5,702	632,637
Archer-Daniels-Midland Co.	6,608	613,553
Ingredion, Inc.	5,963	583,957
J M Smucker Co.	3,422	542,250
Medtronic plc	6,416	498,651
Bunge Ltd.	4,570	455,949
Henry Schein, Inc.*	5,653	451,505
Encompass Health Corp.	6,123	366,217
HCA Healthcare, Inc.	1,346	322,986
Moderna, Inc.*	1,739	312,359
Pfizer, Inc.	5,946	304,673
McKesson Corp.	794	297,846
Bristol-Myers Squibb Co.	3,336	240,025
Euronet Worldwide, Inc.*	2,372	223,869
Total Consumer, Non-cyclical		9,201,049
Financial - 15.5%
JPMorgan Chase & Co.	9,980	1,338,318
Berkshire Hathaway, Inc. — Class B*	3,695	1,141,386
Bank of America Corp.	28,931	958,195
Charles Schwab Corp.	6,546	545,020
Wells Fargo & Co.	12,050	497,545
Mastercard, Inc. — Class A	1,295	450,310
Goldman Sachs Group, Inc.	1,059	363,639
Voya Financial, Inc.	5,223	321,162
Gaming and Leisure Properties, Inc. REIT	4,284	223,154
STAG Industrial, Inc. REIT	6,837	220,903
American Tower Corp. — Class A REIT	971	205,716
T. Rowe Price Group, Inc.	1,638	178,640
Total Financial		6,443,988
Energy - 9.6%
Chevron Corp.	6,700	1,202,583
ConocoPhillips	6,696	790,128
Coterra Energy, Inc. — Class A	17,152	421,425
Pioneer Natural Resources Co.	1,695	387,121
Diamondback Energy, Inc.	2,535	346,737
Kinder Morgan, Inc.	18,532	335,059
Marathon Oil Corp.	12,079	326,978
Equities Corp.	5,018	169,759
Total Energy		3,979,790
Utilities - 8.6%
OGE Energy Corp.	19,951	789,062
Edison International	8,141	517,930
Exelon Corp.	11,707	506,094
Pinnacle West Capital Corp.	6,376	484,831
Duke Energy Corp.	3,752	386,418
Black Hills Corp.	5,047	355,006
NiSource, Inc.	12,480	342,202
PPL Corp.	6,676	195,073
Total Utilities		3,576,616
Industrial - 8.4%
Curtiss-Wright Corp.	3,913	653,432
Johnson Controls International plc	8,932	571,648
Knight-Swift Transportation Holdings, Inc.	9,555	500,778
Valmont Industries, Inc.	1,384	457,647
L3Harris Technologies, Inc.	2,153	448,276
FedEx Corp.	2,144	371,341
Teledyne Technologies, Inc.*	710	283,936
Advanced Energy Industries, Inc.	2,506	214,965
Total Industrial		3,502,023
Communications - 8.2%
Verizon Communications, Inc.	18,704	736,937
Alphabet, Inc. — Class A*	8,073	712,281
Comcast Corp. — Class A	12,661	442,755
Cisco Systems, Inc.	8,837	420,995
Walt Disney Co.*	4,030	350,126
Fox Corp. — Class B	9,888	281,314
Juniper Networks, Inc.	8,031	256,671
T-Mobile US, Inc.*	1,466	205,240
Total Communications		3,406,319
Technology - 7.9%
Micron Technology, Inc.	13,267	663,085
Microsoft Corp.	2,281	547,029
KLA Corp.	1,291	486,746
Leidos Holdings, Inc.	4,450	468,095
Teradyne, Inc.	4,240	370,364
Fiserv, Inc.*	3,397	343,335
Amdocs Ltd.	3,001	272,791
MACOM Technology Solutions Holdings, Inc.*	1,783	112,293
Total Technology		3,263,738
Consumer, Cyclical - 6.7%
Walmart, Inc.	4,802	680,876
PACCAR, Inc.	3,884	384,400
Delta Air Lines, Inc.*	11,162	366,783
Whirlpool Corp.	2,259	319,558
Southwest Airlines Co.	9,056	304,916
Home Depot, Inc.	947	299,119
Ralph Lauren Corp. — Class A	2,214	233,953
PVH Corp.	2,805	198,005
Total Consumer, Cyclical		2,787,610
Basic Materials - 6.4%
Westlake Corp.	6,132	628,775
Huntsman Corp.	20,921	574,909
Reliance Steel & Aluminum Co.	1,872	378,968
Freeport-McMoRan, Inc.	9,948	378,024
Nucor Corp.	2,686	354,041
International Flavors & Fragrances, Inc.	1,327	139,123
Dow, Inc.	2,118	106,726
DuPont de Nemours, Inc.	1,392	95,533
Total Basic Materials		2,656,099
Total Common Stocks
(Cost $32,208,372)		38,817,232

EXCHANGE-TRADED FUNDS† - 3.8%
iShares Russell 1000 Value ETF	10,524	1,595,964
Total Exchange-Traded Funds
(Cost $1,527,011)		1,595,964

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[1]	1,126,976	$1,126,976
Total Money Market Fund
(Cost $1,126,976)		1,126,976
Total Investments - 100.0%
(Cost $34,862,359)		$41,540,172
Other Assets & Liabilities, net - 0.0%		(227)
Total Net Assets - 100.0%		$41,539,945

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,817,232	$—	$—	$38,817,232
Exchange-Traded Funds	1,595,964	—	—	1,595,964
Money Market Fund	1,126,976	—	—	1,126,976
Total Assets	$41,540,172	$—	$—	$41,540,172

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 0.2%
Financial - 0.2%
TPG Pace Beneficial II Corp.*,1	148,829	$1,462,245
MSD Acquisition Corp. — Class A*,1	136,871	1,382,397
AfterNext HealthTech Acquisition Corp. — Class A*,1	135,000	1,352,700
Conyers Park III Acquisition Corp. — Class A*,1	125,300	1,235,458
Waverley Capital Acquisition Corp. 1 — Class A*,1	99,000	991,980
Acropolis Infrastructure Acquisition Corp. — Class A*,1	86,600	858,206
Blue Whale Acquisition Corp. I — Class A*,1	72,300	707,817
Total Financial		7,990,803
Communications - 0.0%
Figs, Inc. — Class A*	43,750	294,437
Vacasa, Inc. — Class A*	81,407	102,573
Total Communications		397,010
Total Common Stocks
(Cost $9,572,667)		8,387,813

PREFERRED STOCKS†† - 0.6%
Financial - 0.6%
Wells Fargo & Co.
3.90%*	12,100,000	10,590,706
Markel Corp.
6.00%*	7,210,000	6,975,675
MetLife, Inc.
3.85%*	4,620,000	4,290,825
American Financial Group, Inc.
4.50% due 09/15/60	102,052	1,897,147
First Republic Bank
4.13%	61,950	991,200
American Equity Investment Life Holding Co.
5.95%	8,000	160,880
Total Financial		24,906,433
Total Preferred Stocks
(Cost $28,213,425)		24,906,433

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*,1	41,766	6,223
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	19,663	3,933
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	28,866	3,464
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	45,000	3,375
MSD Acquisition Corp. — Class A
Expiring 05/13/23*,1	27,374	2,053
Waverley Capital Acquisition Corp. — Class A
Expiring 04/30/27*,††,1	33,000	1,323
Blue Whale Acquisition Corp. I — Class A
Expiring 07/09/23*,1	18,074	1,288
Total Warrants
(Cost $275,213)		21,659

MUTUAL FUNDS† - 2.2%
Guggenheim Strategy Fund III[3]	1,237,343	29,770,468
Guggenheim Strategy Fund II3	1,234,878	29,686,466
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	3,007,023	28,987,701
Total Mutual Funds
(Cost $90,303,554)		88,444,635

MONEY MARKET FUNDS† - 2.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[4]	87,508,683	87,508,682
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[4]	8,745,763	8,745,763
Total Money Market Funds
(Cost $96,254,445)		96,254,445

	Face Amount~
CORPORATE BONDS†† - 37.0%
Financial - 16.4%
Athene Global Funding
4.41% (SOFR Compounded Index + 0.72%) due 01/07/25◊,5	30,000,000	29,192,014
1.99% due 08/19/28[5]	15,850,000	12,752,474
1.73% due 10/02/26[5]	14,700,000	12,620,501
F&G Global Funding
0.90% due 09/20/24[5]	42,100,000	38,470,151
1.75% due 06/30/26[5]	14,250,000	12,687,708
Societe Generale S.A.
1.79% due 06/09/27[2,5]	28,000,000	24,091,483
1.49% due 12/14/26[2,5]	10,500,000	9,126,214
3.88% due 03/28/24[5]	350,000	341,855
GA Global Funding Trust
1.95% due 09/15/28[5]	16,600,000	13,764,717
2.25% due 01/06/27[5]	15,000,000	13,203,404
1.63% due 01/15/26[5]	7,300,000	6,481,093
Macquarie Group Ltd.
1.63% due 09/23/27[2,5]	16,750,000	14,267,502
1.20% due 10/14/25[2,5]	13,550,000	12,434,715
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	15,000,000	13,601,509
1.80% due 03/08/28[5]	12,000,000	9,981,770
Cooperatieve Rabobank UA
1.34% due 06/24/26[2,5]	15,000,000	13,486,948
1.98% due 12/15/27[2,5]	10,000,000	8,691,912
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	20,850,000	19,570,630

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 37.0% (continued)
Financial - 16.4% (continued)
Pershing Square Holdings Ltd.
3.25% due 10/01/31	25,600,000	$19,257,344
BNP Paribas S.A.
1.32% due 01/13/27[2,5]	21,350,000	18,660,452
2.22% due 06/09/26[2,5]	400,000	367,255
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	18,630,469
American International Group, Inc.
2.50% due 06/30/25	17,754,000	16,713,616
Credit Agricole S.A.
1.25% due 01/26/27[2,5]	17,950,000	15,698,005
1.91% due 06/16/26[2,5]	400,000	364,610
Bank of Nova Scotia
4.78% (SOFR Compounded Index + 0.96%) due 03/11/24◊	14,250,000	14,227,380
Ares Finance Company LLC
4.00% due 10/08/24[5]	14,617,000	13,951,454
Jackson National Life Global Funding
1.75% due 01/12/25[5]	15,000,000	13,921,289
FS KKR Capital Corp.
4.25% due 02/14/25[5]	7,600,000	7,123,571
2.63% due 01/15/27	7,400,000	6,177,780
Regions Financial Corp.
2.25% due 05/18/25	14,000,000	13,083,152
JPMorgan Chase & Co.
1.47% due 09/22/27[2]	15,000,000	12,986,445
CNO Global Funding
1.75% due 10/07/26[5]	14,400,000	12,625,766
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[5]	10,800,000	9,257,354
3.88% due 03/01/31[5]	4,100,000	3,129,429
American Equity Investment Life Holding Co.
5.00% due 06/15/27	13,075,000	12,380,651
ABN AMRO Bank N.V.
1.54% due 06/16/27[2,5]	14,000,000	12,040,566
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[5]	11,450,000	11,281,753
Deloitte LLP
4.35% due 11/17/23†††	7,300,000	7,184,295
3.46% due 05/07/27†††	4,500,000	4,094,010
American Tower Corp.
1.60% due 04/15/26	12,500,000	11,113,608
CBS Studio Center
6.81% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	10,000,000	10,100,000
Iron Mountain, Inc.
4.88% due 09/15/27[5]	7,360,000	6,768,256
5.00% due 07/15/28[5]	3,085,000	2,770,887
Essex Portfolio, LP
1.70% due 03/01/28	10,450,000	8,698,864
ING Groep N.V.
1.73% due 04/01/27[2]	9,800,000	8,648,292
Apollo Management Holdings, LP
4.40% due 05/27/26[5]	7,115,000	6,730,526
4.00% due 05/30/24[5]	1,846,000	1,790,807
BPCE S.A.
1.65% due 10/06/26[2,5]	9,500,000	8,442,511
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	5,837,189
6.13% due 03/15/24	1,500,000	1,450,905
7.13% due 03/15/26	50,000	47,544
Morgan Stanley
2.19% due 04/28/26[2]	7,000,000	6,504,857
3.77% due 01/24/29[2]	361,000	330,587
Goldman Sachs Group, Inc.
3.50% due 04/01/25	6,900,000	6,635,333
First American Financial Corp.
4.00% due 05/15/30	7,860,000	6,582,451
LPL Holdings, Inc.
4.00% due 03/15/29[5]	4,450,000	3,871,945
4.63% due 11/15/27[5]	2,000,000	1,868,162
KKR Group Finance Company VI LLC
3.75% due 07/01/29[5]	6,355,000	5,714,944
SLM Corp.
3.13% due 11/02/26	6,643,000	5,649,538
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,404,685
Belrose Funding Trust
2.33% due 08/15/30[5]	7,100,000	5,376,736
Starwood Property Trust, Inc.
3.75% due 12/31/24[5]	5,375,000	5,047,208
Brighthouse Financial Global Funding
4.50% (SOFR + 0.76%) due 04/12/24◊,5	5,050,000	5,000,912
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,235,727
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	3,880,000	3,494,405
5.50% due 04/15/29[5]	275,000	218,757
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	4,300,000	3,507,639
Peachtree Corners Funding Trust
3.98% due 02/15/25[5]	3,450,000	3,330,215
Fairfax Financial Holdings Ltd.
4.85% due 04/17/28	3,100,000	2,929,780
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,250,000	2,731,665
CNA Financial Corp.
4.50% due 03/01/26	2,298,000	2,258,877

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 37.0% (continued)
Financial - 16.4% (continued)
Equitable Holdings, Inc.
4.35% due 04/20/28	1,700,000	$1,619,700
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,283,668
CNO Financial Group, Inc.
5.25% due 05/30/25	1,200,000	1,190,481
Trinity Acquisition plc
4.40% due 03/15/26	881,000	854,576
Newmark Group, Inc.
6.13% due 11/15/23	775,000	767,647
Old Republic International Corp.
3.88% due 08/26/26	700,000	662,685
Equinix, Inc.
1.55% due 03/15/28	700,000	578,561
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	400,000	387,355
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	350,000	342,039
Assurant, Inc.
4.90% due 03/27/28	350,000	335,290
PNC Bank North America
3.88% due 04/10/25	150,000	145,883
Total Financial		669,184,943
Consumer, Non-cyclical - 5.3%
Triton Container International Ltd.
1.15% due 06/07/24[5]	26,000,000	24,045,251
0.80% due 08/01/23[5]	14,550,000	14,041,756
2.05% due 04/15/26[5]	1,800,000	1,564,339
Global Payments, Inc.
2.90% due 05/15/30	31,000,000	25,400,388
Baxter International, Inc.
1.92% due 02/01/27	15,500,000	13,742,101
GXO Logistics, Inc.
1.65% due 07/15/26	15,000,000	12,842,657
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	12,479,018
Laboratory Corporation of America Holdings
1.55% due 06/01/26	13,700,000	12,133,666
BAT International Finance plc
1.67% due 03/25/26	13,000,000	11,518,708
Element Fleet Management Corp.
1.60% due 04/06/24[5]	10,250,000	9,710,011
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	11,200,000	9,667,668
PRA Health Sciences, Inc.
2.88% due 07/15/26[5]	10,280,000	9,303,946
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[5]	8,000,000	7,578,981
Altria Group, Inc.
2.35% due 05/06/25	8,000,000	7,535,297
Block, Inc.
2.75% due 06/01/26	7,600,000	6,789,840
Spectrum Brands, Inc.
5.75% due 07/15/25	6,780,000	6,703,279
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,045,254
3.56% due 08/15/27	2,000,000	1,827,124
US Foods, Inc.
6.25% due 04/15/25[5]	3,750,000	3,710,749
4.75% due 02/15/29[5]	1,011,000	897,687
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,358,926
Olympus Corp.
2.14% due 12/08/26[5]	4,350,000	3,846,124
DaVita, Inc.
4.63% due 06/01/30[5]	3,086,000	2,482,461
3.75% due 02/15/31[5]	784,000	585,138
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,828,000	2,623,366
Bunge Limited Finance Corp.
1.63% due 08/17/25	1,900,000	1,730,198
Molina Healthcare, Inc.
4.38% due 06/15/28[5]	1,115,000	1,017,538
Avantor Funding, Inc.
4.63% due 07/15/28[5]	1,050,000	954,072
IQVIA, Inc.
5.00% due 05/15/27[5]	850,000	810,305
Edwards Lifesciences Corp.
4.30% due 06/15/28	420,000	401,521
Zimmer Biomet Holdings, Inc.
3.05% due 01/15/26	400,000	377,151
Service Corporation International
3.38% due 08/15/30	450,000	365,808
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	343,000	329,637
Smithfield Foods, Inc.
4.25% due 02/01/27[5]	350,000	322,262
Performance Food Group, Inc.
5.50% due 10/15/27[5]	100,000	94,317
Total Consumer, Non-cyclical		215,836,544
Industrial - 4.7%
Boeing Co.
4.88% due 05/01/25	50,500,000	50,113,323
2.20% due 02/04/26	10,450,000	9,494,479
CNH Industrial Capital LLC
1.45% due 07/15/26	12,500,000	11,016,329
1.88% due 01/15/26	4,960,000	4,497,694
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	10,467,085
4.88% due 07/15/26[5]	5,165,000	4,972,633
Sealed Air Corp.
1.57% due 10/15/26[5]	16,450,000	14,204,583
TD SYNNEX Corp.
1.25% due 08/09/24	14,400,000	13,373,849

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 37.0% (continued)
Industrial - 4.7% (continued)
Silgan Holdings, Inc.
1.40% due 04/01/26[5]	12,600,000	$11,116,377
Teledyne Technologies, Inc.
2.25% due 04/01/28	12,000,000	10,332,328
Ryder System, Inc.
3.35% due 09/01/25	10,600,000	10,063,226
Vontier Corp.
1.80% due 04/01/26	7,050,000	5,957,598
2.40% due 04/01/28	3,900,000	3,116,239
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[5]	5,475,000	5,269,121
4.20% due 04/01/27[5]	500,000	469,129
Graphic Packaging International LLC
1.51% due 04/15/26[5]	6,500,000	5,669,996
IP Lending V Ltd.
5.13% due 04/02/26†††,5	3,900,000	3,578,250
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,367,355
GATX Corp.
3.85% due 03/30/27	2,900,000	2,707,176
3.50% due 03/15/28	200,000	181,466
Standard Industries, Inc.
4.75% due 01/15/28[5]	2,671,000	2,403,606
Weir Group plc
2.20% due 05/13/26[5]	2,610,000	2,314,668
Xylem, Inc.
1.95% due 01/30/28	2,050,000	1,762,931
Mueller Water Products, Inc.
4.00% due 06/15/29[5]	1,300,000	1,142,375
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	800,000	729,317
JELD-WEN, Inc.
6.25% due 05/15/25[5]	535,000	500,409
Amsted Industries, Inc.
4.63% due 05/15/30[5]	350,000	298,375
5.63% due 07/01/27[5]	100,000	94,866
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[5]	451,000	357,430
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[5]	275,000	256,032
6.50% due 03/15/27[5]	75,000	73,498
Stericycle, Inc.
5.38% due 07/15/24[5]	225,000	221,645
EnerSys
5.00% due 04/30/23[5]	175,000	174,290
Harsco Corp.
5.75% due 07/31/27[5]	125,000	98,696
Total Industrial		190,396,374
Technology - 3.3%
HCL America, Inc.
1.38% due 03/10/26[5]	38,700,000	34,218,936
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	19,842,732
3.25% due 02/15/29	810,000	689,869
NetApp, Inc.
2.38% due 06/22/27	17,800,000	15,818,629
Fidelity National Information Services, Inc.
1.65% due 03/01/28	11,000,000	9,106,264
4.70% due 07/15/27	5,000,000	4,877,986
Infor, Inc.
1.75% due 07/15/25[5]	13,800,000	12,466,287
1.45% due 07/15/23[5]	1,100,000	1,074,218
Qorvo, Inc.
1.75% due 12/15/24[5]	10,600,000	9,762,070
4.38% due 10/15/29	1,380,000	1,220,251
3.38% due 04/01/31[5]	1,200,000	964,127
Oracle Corp.
2.30% due 03/25/28	12,400,000	10,740,514
Microchip Technology, Inc.
0.98% due 09/01/24	8,750,000	8,102,152
NCR Corp.
5.13% due 04/15/29[5]	2,850,000	2,383,521
Leidos, Inc.
3.63% due 05/15/25	1,950,000	1,872,520
Twilio, Inc.
3.63% due 03/15/29	994,000	807,526
MSCI, Inc.
3.88% due 02/15/31[5]	379,000	315,110
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	150,000	145,877
Total Technology		134,408,589
Consumer, Cyclical - 2.7%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[5]	33,600,000	31,952,335
Hyatt Hotels Corp.
1.80% due 10/01/24	12,300,000	11,525,234
5.63% due 04/23/25	7,220,000	7,164,293
6.00% due 04/23/30	4,320,000	4,225,933
Alt-2 Structured Trust
2.95% due 05/14/31†††	11,130,895	9,810,436
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	10,000,000	9,755,818
Marriott International, Inc.
5.75% due 05/01/25	6,610,000	6,666,987
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,230,256
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	5,400,000	4,324,320
4.00% due 05/01/31[5]	300,000	250,989
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	4,300,000	4,394,345

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 37.0% (continued)
Consumer, Cyclical - 2.7% (continued)
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,647,575	$2,285,618
3.00% due 10/15/28	1,624,842	1,407,892
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	3,015,194	2,997,712
Newell Brands, Inc.
6.38% due 09/15/27	1,548,000	1,536,390
4.45% due 04/01/26	1,552,000	1,460,114
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,185,462
Air Canada
3.88% due 08/15/26[5]	2,350,000	2,081,472
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[5]	700,000	694,539
Tempur Sealy International, Inc.
4.00% due 04/15/29[5]	375,000	315,060
Total Consumer, Cyclical		111,265,205
Communications - 2.0%
FactSet Research Systems, Inc.
2.90% due 03/01/27	22,750,000	20,651,629
T-Mobile USA, Inc.
2.25% due 02/15/26	8,150,000	7,413,574
3.50% due 04/15/25	5,000,000	4,808,526
2.63% due 04/15/26	3,200,000	2,932,516
Rogers Communications, Inc.
2.95% due 03/15/25[5]	14,400,000	13,720,545
Ziggo BV
4.88% due 01/15/30[5]	10,571,000	8,845,496
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	5,070,000	3,712,462
4.25% due 07/01/28[5]	2,277,000	1,793,593
3.75% due 07/15/29[5]	2,150,000	1,546,646
Cogent Communications Group, Inc.
3.50% due 05/01/26[5]	4,204,000	3,819,092
Paramount Global
4.75% due 05/15/25	3,590,000	3,534,273
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	2,530,150
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	1,850,000	1,617,098
Thomson Reuters Corp.
3.35% due 05/15/26	1,550,000	1,466,308
Fox Corp.
3.05% due 04/07/25	1,360,000	1,300,114
AMC Networks, Inc.
4.75% due 08/01/25	500,000	380,000
4.25% due 02/15/29	225,000	140,197
TripAdvisor, Inc.
7.00% due 07/15/25[5]	400,000	395,214
CSC Holdings LLC
4.13% due 12/01/30[5]	250,000	176,458
3.38% due 02/15/31[5]	225,000	146,730
Sirius XM Radio, Inc.
5.50% due 07/01/29[5]	75,000	68,459
Match Group Holdings II LLC
4.63% due 06/01/28[5]	75,000	66,860
Total Communications		81,065,940
Basic Materials - 1.2%
Anglo American Capital plc
2.25% due 03/17/28[5]	14,000,000	11,773,322
4.00% due 09/11/27[5]	750,000	706,586
5.38% due 04/01/25[5]	600,000	593,295
Valvoline, Inc.
3.63% due 06/15/31[5]	11,161,000	9,157,935
4.25% due 02/15/30[5]	125,000	121,265
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	9,643,000	8,414,730
Arconic Corp.
6.00% due 05/15/25[5]	7,811,000	7,678,967
Nucor Corp.
2.00% due 06/01/25	5,000,000	4,653,185
Alcoa Nederland Holding BV
5.50% due 12/15/27[5]	3,675,000	3,541,453
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,088,929
Steel Dynamics, Inc.
2.40% due 06/15/25	1,050,000	984,564
ArcelorMittal S.A.
4.55% due 03/11/26	400,000	386,285
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	140,000	124,684
Total Basic Materials		49,225,200
Utilities - 1.1%
Alexander Funding Trust
1.84% due 11/15/23[5]	19,050,000	18,248,982
CenterPoint Energy, Inc.
4.78% (SOFR Compounded Index + 0.65%) due 05/13/24◊	10,400,000	10,278,907
Terraform Global Operating, LP
6.13% due 03/01/26[5]	6,170,000	5,784,375
Southern Co.
1.75% due 03/15/28	5,000,000	4,209,590
AES Corp.
3.30% due 07/15/25[5]	4,250,000	4,007,328
Total Utilities		42,529,182
Energy - 0.3%
BP Capital Markets plc
4.88% [2,6]	7,500,000	6,562,500
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	4,983,050

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 37.0% (continued)
Energy - 0.3% (continued)
Sabine Pass Liquefaction LLC
5.63% due 03/01/25	500,000	$500,706
5.00% due 03/15/27	300,000	294,157
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	550,000	556,827
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[5]	400,000	386,861
Parkland Corp.
5.88% due 07/15/27[5]	80,000	75,960
Total Energy		13,360,061
Collateralized Loan Obligations - 0.0%
Fontainbleau Vegas
2.29% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 09/30/25◊	1,203,074	1,206,394
Total Corporate Bonds
(Cost $1,678,947,997)		1,508,478,432

ASSET-BACKED SECURITIES†† - 35.4%
Collateralized Loan Obligations - 23.7%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,5	48,500,000	47,320,926
2021-1A A2R, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/33◊,5	6,250,000	5,802,119
BXMT Ltd.
2020-FL2 A, 5.34% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,5	19,313,356	19,069,827
2020-FL2 AS, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,5	14,310,000	14,036,016
2020-FL3 AS, 5.67% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,5	4,500,000	4,374,227
2020-FL2 B, 5.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38◊,5	2,000,000	1,945,103
2020-FL3 B, 6.07% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37◊,5	2,000,000	1,942,485
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 5.77% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,5	36,500,000	35,003,204
CHCP Ltd.
2021-FL1 A, 5.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,5	32,608,363	31,642,050
Shackleton CLO Ltd.
2017-8A A1R, 5.16% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,5	30,845,849	30,586,547
LCM XXIV Ltd.
2021-24A AR, 5.22% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,5	30,399,878	30,019,880
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,5	30,750,000	29,869,883
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.06% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,5	29,000,000	27,647,257
LCCM Trust
2021-FL3 A, 5.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,5	22,250,000	21,334,194
2021-FL2 B, 6.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,5	6,000,000	5,694,608
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.83% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,5	27,500,000	26,930,967
Parliament CLO II Ltd.
2021-2A B, 6.38% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 08/20/32◊,5	22,250,000	20,975,389
2021-2A A, 6.03% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,5	5,250,000	5,164,352

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Collateralized Loan Obligations - 23.7% (continued)
2021-2A C, 7.23% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 08/20/32◊,5	500,000	$467,446
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.28% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,5	24,250,000	23,169,614
2021-4A A2R, 6.58% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,5	3,650,000	3,411,314
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 5.97% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,5	27,650,000	26,489,579
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A2R, 6.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,5	15,500,000	14,768,650
2021-5A A1R, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,5	11,500,000	11,197,559
Cerberus Loan Funding XXVI, LP
2021-1A AR, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,5	23,000,000	22,661,270
2021-1A BR, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31◊,5	3,250,000	3,170,638
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.39% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	22,750,000	21,952,012
2021-FL1 B, 5.94% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,5	3,750,000	3,491,359
Palmer Square Loan Funding Ltd.
2021-1A A1, 5.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,5	11,937,114	11,806,591
2022-1A A2, 5.46% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,5	5,000,000	4,810,694
2021-3A B, 5.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,5	5,000,000	4,733,902
2021-2A B, 6.08% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,5	4,000,000	3,821,157
LoanCore Issuer Ltd.
2019-CRE2 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,5	7,470,738	7,389,776
2021-CRE5 B, 6.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,5	7,900,000	7,388,431
2021-CRE4 B, 5.17% (30 Day Average SOFR + 1.36%, Rate Floor: 1.25%) due 07/15/35◊,5	7,500,000	7,231,619
2018-CRE1 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,5	2,073,092	2,068,924
Cerberus Loan Funding XXXI, LP
2021-1A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,5	13,257,473	13,039,231
2021-1A B, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/32◊,5	9,600,000	9,400,402
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.62% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,5	23,000,000	21,424,962
Madison Park Funding XLVIII Ltd.
2021-48A B, 5.68% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,5	22,000,000	21,272,632
Cerberus Loan Funding XXX, LP
2020-3A A, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,5	18,000,000	17,607,220

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Collateralized Loan Obligations - 23.7% (continued)
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.70% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,5	14,250,000	$13,696,546
2021-2A B, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,5	4,000,000	3,787,554
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 5.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,5	15,250,000	14,692,526
2021-1A BR, 6.39% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 04/20/32◊,5	2,250,000	2,135,182
2021-1A A2R, 6.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/32◊,5	300,000	294,296
Woodmont Trust
2020-7A A1A, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,5	16,250,000	16,103,180
BRSP Ltd.
2021-FL1 C, 6.49% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38◊,5	10,000,000	9,284,179
2021-FL1 B, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,5	6,400,000	5,956,030
ACRES Commercial Realty Ltd.
2021-FL1 B, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 06/15/36◊,5	11,200,000	10,660,981
2021-FL1 C, 6.33% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36◊,5	4,800,000	4,547,047
AMMC CLO XI Ltd.
2020-11A A2R3, 1.83% due 04/30/31[5]	14,300,000	13,266,307
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 5.38% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,5	13,450,000	13,137,283
Cerberus Loan Funding XXXIII, LP
2021-3A A, 5.64% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,5	11,500,000	11,022,991
2021-3A B, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,5	2,250,000	2,061,132
BDS Ltd.
2021-FL8 D, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,5	7,000,000	6,421,985
2021-FL9 C, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,5	5,000,000	4,667,654
2020-FL5 B, 6.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊	1,400,000	1,374,094
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 5.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,5	12,250,000	11,777,705
Lake Shore MM CLO III LLC
2021-2A A1R, 5.56% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,5	11,250,000	11,023,501
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 5.88% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,5	11,500,000	10,784,752
FS Rialto
2021-FL3 B, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	7,500,000	7,137,983
2021-FL2 C, 6.38% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊,5	3,250,000	3,096,186
KREF
2021-FL2 B, 5.98% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/39◊,5	10,700,000	10,233,067

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Collateralized Loan Obligations - 23.7% (continued)
Madison Park Funding LIII Ltd.
2022-53A B, 5.74% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,5	10,750,000	$10,227,751
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,5	10,200,000	9,719,892
Recette CLO Ltd.
2021-1A BRR, 5.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,5	10,000,000	9,498,667
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 5.79% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,5	9,250,000	8,914,420
PFP Ltd.
2021-7 B, 5.73% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/14/38◊,5	4,599,770	4,370,767
2021-7 D, 6.73% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,5	4,104,795	3,822,043
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,5	7,000,000	6,731,863
2021-9A C, 6.04% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,5	1,000,000	933,839
Cerberus Loan Funding XXXV, LP
2021-5A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,5	8,000,000	7,628,218
BCC Middle Market CLO LLC
2021-1A A1R, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,5	6,750,000	6,516,972
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.51% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,5	6,529,571	6,434,625
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,5	6,000,000	5,782,273
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 5.98% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/16/36◊,5	6,000,000	5,717,162
Cerberus Loan Funding XXXVI, LP
2021-6A A, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,5	5,628,758	5,603,774
KREF Funding V LLC
6.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	5,574,566	5,547,529
0.15% due 06/25/26†††,7	27,272,727	1,091
STWD Ltd.
2019-FL1 C, 6.39% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊	3,200,000	3,105,633
2021-FL2 B, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,5	2,187,000	2,048,311
Owl Rock CLO II Ltd.
2021-2A ALR, 5.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,5	5,000,000	4,829,488
BSPRT Issuer Ltd.
2021-FL6 C, 6.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊	5,000,000	4,704,253
CIFC Funding Ltd.
2021-4A A1B2, 5.49% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/34◊,5	5,000,000	4,688,717

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Collateralized Loan Obligations - 23.7% (continued)
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 5.08% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,5	4,681,009	$4,624,460
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.44% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,5	4,500,000	4,321,860
VOYA CLO
2021-2A BR, 6.23% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,5	4,500,000	4,246,521
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 5.63% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,5	4,000,000	3,866,370
Magnetite XXIX Ltd.
2021-29A B, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,5	4,000,000	3,860,964
Owl Rock CLO VI Ltd.
2021-6A B1, 6.50% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,5	3,500,000	3,371,446
AMMC CLO XIV Ltd.
2021-14A A2R2, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,5	3,250,000	3,192,843
Boyce Park CLO Ltd.
2022-1A B1, 5.74% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,5	3,000,000	2,859,636
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.01% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,5	2,500,000	2,459,480
Greystone Commercial Real Estate Notes
2021-FL3 B, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,5	2,200,000	2,035,275
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 5.63% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,5	2,000,000	1,902,449
HGI CRE CLO Ltd.
2021-FL2 B, 5.83% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊	2,000,000	1,878,802
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[5,8]	1,500,000	1,165,900
Stratus CLO 2021-1 Ltd.
2021-1A B, 5.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/29/29◊,5	1,000,000	958,216
Marathon CLO V Ltd.
2017-5A A1R, 5.55% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,5	535,945	534,695
Newfleet CLO Ltd.
2018-1A A1R, 5.19% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,5	369,383	368,147
TRTX Issuer Ltd.
2019-FL3 A, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34◊	354,967	351,063
Carlyle GMS Finance MM CLO LLC
2018-1A A12R, 5.86% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 10/15/31◊,5	250,000	245,702
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,8]	325,901	19,499
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[5,8]	301,370	328
Copper River CLO Ltd.
2007-1A INC, due 01/20/21†††,8,9	500,000	196
Total Collateralized Loan Obligations		968,387,317
Financial - 3.1%
Strategic Partners Fund VIII LP
6.33% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	23,500,000	23,518,565

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Financial - 3.1% (continued)
6.68% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		4,000,000	$4,003,160
Madison Avenue Secured Funding Trust
2021-1, 5.07% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,5		20,900,000	20,900,000
Madison Avenue Secured Funding Trust Series
2022-1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,5		16,550,000	16,550,000
Station Place Securitization Trust
2022-SP1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,5		16,550,000	16,550,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		17,933,093	15,226,810
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	12,400,000	13,280,497
Project Onyx
5.99% (3 Month Term SOFR + 2.40%, Rate Floor: 2.30%) due 01/26/27◊,†††		7,000,000	7,007,510
Ceamer Finance LLC
3.69% due 03/22/31†††		4,363,380	3,997,336
Thunderbird A
5.50% due 03/01/37†††		2,401,464	2,341,427
Lightning A
5.50% due 03/01/37†††		2,347,922	2,289,224
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	393,590	421,538
Total Financial			126,086,067
Transport-Container - 2.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[5]		34,475,625	28,744,531
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[5]		9,642,667	8,099,168
2020-1A, 2.73% due 08/21/45[5]	4,318,302	3,909,831
2020-2A, 2.10% due 09/20/45[5]	3,917,775	3,411,696
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[5]	14,155,000	12,285,541
2020-1A, 2.08% due 09/18/45[5]	1,532,500	1,326,744
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[5]	15,241,518	12,996,045
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[5]	15,581,687	12,922,604
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	3,032,813	2,620,556
Total Transport-Container		86,316,716
Whole Business - 2.0%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[5]	31,042,440	30,501,929
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[5]	18,562,500	15,685,739
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	11,918,500	9,322,722
2019-1A, 3.88% due 10/25/49[5]	6,062,500	5,369,950
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[5]	9,088,125	7,280,306
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	7,781,400	6,575,906
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	7,086,875	5,989,586
Domino's Pizza Master Issuer LLC
2019-1A, 3.67% due 10/25/49[5]	1,701,875	1,470,148
Total Whole Business		82,196,286
Net Lease - 1.6%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[5]	39,269,500	34,852,918
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	10,289,833	9,653,024
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[5]	6,897,875	5,573,547

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Net Lease - 1.6% (continued)
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[5]	5,805,495	$4,840,313
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[5]	3,000,000	2,468,100
2021-1, 2.51% due 07/20/51[5]	2,500,000	2,059,114
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[5]	3,969,167	3,708,487
2020-1A, 3.25% due 02/15/50[5]	893,145	760,900
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[5]	2,500,000	2,112,424
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[5]	1,984,583	1,729,079
Total Net Lease		67,757,906
Transport-Aircraft - 1.4%
AASET Trust
2021-1A, 2.95% due 11/16/41[5]	14,587,440	11,651,438
2017-1A, 3.97% due 05/16/42[5]	2,335,098	1,810,882
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	11,745,706	9,312,359
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	8,194,118	6,350,687
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	7,711,426	5,822,280
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	5,772,723	5,152,645
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	6,159,703	4,657,462
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[5]	4,952,323	4,160,150
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	4,133,004	3,622,525
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	2,347,725	1,901,006
2017-1, 4.58% due 02/15/42[5]	960,535	871,230
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,5	1,969,886	1,944,957
Total Transport-Aircraft		57,257,621
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[5]	24,650,000	21,012,882
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[5]	6,997,810	6,117,755
Total Collateralized Debt Obligations		27,130,637
Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[5]	5,050,000	4,432,678
2020-SFR2, 4.50% due 10/19/37[5]	4,900,000	4,348,606
2021-SFR1, 2.19% due 08/17/38[5]	4,000,000	3,357,824
2020-SFR2, 3.37% due 10/19/37[5]	3,200,000	2,772,756
Total Single Family Residence		14,911,864
Infrastructure - 0.4%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[5]	9,250,000	8,116,994
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	6,826,310	6,753,483
Total Infrastructure		14,870,477
Total Asset-Backed Securities
(Cost $1,540,269,087)		1,444,914,891

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.2%
Residential Mortgage-Backed Securities - 14.8%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,5	30,493,434	28,768,125
2021-RPL7, 1.93% (WAC) due 07/27/61◊,5	13,694,263	12,362,430
2020-RPL5, 3.02% (WAC) due 08/25/60◊,5	12,803,114	12,233,408
2021-RPL4, 1.80% (WAC) due 12/27/60◊,5	8,333,529	7,613,682
2018-RPL9, 3.85% (WAC) due 09/25/57◊,5	5,360,979	5,141,808

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.2% (continued)
Residential Mortgage-Backed Securities - 14.8% (continued)
2020-NQM1, 1.41% due 05/25/65[5,10]	2,322,965	$2,097,331
PRPM LLC
2021-5, 1.79% due 06/25/26[5,10]	22,970,136	20,798,967
2022-1, 3.72% due 02/25/27[5,10]	20,717,623	19,371,043
2021-8, 1.74% (WAC) due 09/25/26◊,5	10,595,645	9,493,069
2021-RPL2, 2.49% (WAC) due 10/25/51◊,5	2,500,000	2,147,451
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[5,10]	22,665,922	20,487,593
2021-GS4, 1.65% due 11/25/60[5,10]	19,377,056	17,320,992
2021-GS2, 1.75% due 04/25/61[5,10]	8,410,842	7,602,485
2021-GS5, 2.25% due 07/25/67[5,10]	5,396,554	4,830,709
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[5,10]	23,244,038	20,890,974
2022-R1, 3.13% due 01/29/70[5,10]	17,860,226	15,818,561
2021-HE2, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,5	3,007,106	2,972,241
2021-HE2, 4.98% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,5	2,761,346	2,729,370
2021-HE1, 4.88% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,5	2,428,487	2,387,532
2021-HE1, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,5	1,823,426	1,796,481
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[5,10]	35,619,119	31,923,525
2022-SP1, 5.25% due 07/25/62[5,10]	10,220,788	9,840,193
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[5,10]	43,949,193	40,566,085
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[5]	28,950,000	27,881,884
FKRT
2.21% due 11/30/58†††,9	25,700,000	24,668,916
Verus Securitization Trust
2020-5, 1.58% due 05/25/65[5,10]	5,668,037	5,150,671
2021-4, 1.35% (WAC) due 07/25/66◊,5	6,732,749	5,017,134
2021-5, 1.37% (WAC) due 09/25/66◊,5	6,594,160	4,998,044
2021-3, 1.44% (WAC) due 06/25/66◊,5	4,032,514	3,189,113
2021-6, 1.89% (WAC) due 10/25/66◊,5	3,195,523	2,561,580
2019-4, 2.64% due 11/25/59[5,10]	1,632,183	1,548,217
2020-1, 2.42% due 01/25/60[5,10]	864,165	813,540
Towd Point Revolving Trust
4.83% due 09/25/64[9]	18,500,000	17,808,081
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,5	8,155,370	7,777,385
2018-2, 3.25% (WAC) due 03/25/58◊,5	4,426,555	4,236,351
2017-5, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,5	2,781,936	2,753,063
2018-1, 3.00% (WAC) due 01/25/58◊,5	562,252	536,660
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[5]	15,750,000	15,199,207
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.02% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	12,764,465	12,231,022
2006-BC4, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	602,507	583,147
2007-BC1, 4.52% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37◊	28,904	28,642
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,5	12,642,824	11,338,814
LSTAR Securities Investment Ltd.
2021-1, 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,9	7,137,539	6,364,458

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.2% (continued)
Residential Mortgage-Backed Securities - 14.8% (continued)
2021-2, 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,9	4,952,569	$4,868,208
Home Equity Loan Trust
2007-FRE1, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	11,439,869	10,672,941
Soundview Home Loan Trust
2006-OPT5, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	9,367,876	8,838,670
2005-OPT3, 5.09% (1 Month USD LIBOR + 0.71%, Rate Floor: 0.71%) due 11/25/35◊	1,709,806	1,658,527
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,5	6,207,193	5,795,211
2018-1A, 4.00% (WAC) due 12/25/57◊,5	1,938,985	1,818,380
2019-6A, 3.50% (WAC) due 09/25/59◊,5	1,494,434	1,374,946
2017-5A, 5.89% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,5	581,744	568,845
CFMT LLC
2021-HB5, 1.37% (WAC) due 02/25/31◊,5	6,950,000	6,504,513
2022-HB9, 3.25% (WAC) due 09/25/37◊,9	2,223,301	2,009,985
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,9	5,893,346	5,672,042
2019-RM3, 2.80% (WAC) due 06/25/69◊,9	1,374,878	1,327,141
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,5	8,589,747	6,978,223
NovaStar Mortgage Funding Trust Series
2007-2, 4.59% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	6,769,590	6,515,125
Alternative Loan Trust
2007-OA7, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	4,622,630	3,860,537
2007-OH3, 4.97% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	2,220,365	1,897,018
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 4.64% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/36◊	4,740,719	2,438,170
2007-HE3, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	3,396,251	1,746,655
2007-HE5, 4.57% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	1,624,309	720,595
2006-NC1, 4.96% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	459,382	451,403
American Home Mortgage Investment Trust
2006-3, 4.75% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	5,716,072	4,639,533
Banc of America Funding Trust
2015-R2, 4.65% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,5	4,319,821	4,212,298
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,5	4,406,169	4,039,761
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[5,10]	3,640,349	3,557,902
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.53% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	3,638,636	3,501,884
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	3,750,000	3,398,245

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.2% (continued)
Residential Mortgage-Backed Securities - 14.8% (continued)
HarborView Mortgage Loan Trust
2006-14, 4.64% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	2,050,509	$1,747,957
2006-12, 4.72% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38◊	1,695,191	1,481,764
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	3,137,436	3,037,774
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 4.61% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 12/25/36◊	13,182,277	2,931,510
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	2,858,955	2,755,260
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,5	2,246,458	1,691,089
2020-2, 1.64% (WAC) due 10/25/65◊,5	1,150,385	1,024,179
IXIS Real Estate Capital Trust
2006-HE1, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	4,907,765	2,507,164
First NLC Trust
2005-4, 5.17% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	2,470,971	2,394,466
OBX Trust
2022-NQM9, 6.45% due 09/25/62[5,10]	2,377,004	2,365,387
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,5	2,496,976	2,175,911
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,5	2,789,928	2,130,913
CIT Mortgage Loan Trust
2007-1, 5.74% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,5	1,925,404	1,914,412
Citigroup Mortgage Loan Trust, Inc.
2006-WF1, 5.03% due 03/25/36	3,710,745	1,864,828
Morgan Stanley Home Equity Loan Trust
2006-2, 4.95% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	1,853,215	1,809,140
Structured Asset Investment Loan Trust
2006-3, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	1,743,982	1,665,603
2005-2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	77,877	77,073
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,5	1,930,587	1,728,689
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 4.77% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	1,593,344	1,481,907
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	3,847,720	1,315,702
GSAA Home Equity Trust
2006-3, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	2,352,631	1,276,241
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 5.33% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	1,282,845	1,268,249

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.2% (continued)
Residential Mortgage-Backed Securities - 14.8% (continued)
Nationstar Home Equity Loan Trust
2007-B, 4.61% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	1,175,461	$1,165,831
Lehman XS Trust Series
2006-16N, 4.77% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,309,704	1,099,235
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,5	1,106,751	1,053,519
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 5.41% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35◊	1,059,705	1,009,100
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,5	1,067,994	935,379
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,5	1,500,000	823,568
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 4.97% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	740,444	705,455
Long Beach Mortgage Loan Trust
2006-8, 4.71% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	2,379,813	666,312
FBR Securitization Trust
2005-2, 5.14% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	518,052	514,062
First Franklin Mortgage Loan Trust
2004-FF10, 5.66% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34◊	489,970	465,073
Nomura Resecuritization Trust
2015-4R, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,5	432,720	388,007
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,5	355,516	335,716
Countrywide Asset-Backed Certificates
2006-6, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	149,715	149,379
2006-5, 4.97% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 08/25/36◊	36,583	36,491
CSMC Series
2015-12R, 3.38% (WAC) due 11/30/37◊,5	101,497	101,068
2014-2R, 3.34% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,5	43,165	42,584
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	99,434	98,138
Morgan Stanley Re-REMIC Trust
2010-R5, 2.18% due 06/26/36[5]	49,941	43,544
Total Residential Mortgage-Backed Securities		603,224,421
Commercial Mortgage-Backed Securities - 2.3%
BX Commercial Mortgage Trust
2021-VOLT, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,5	25,000,000	23,389,325
2022-LP2, 5.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,5	15,132,757	14,250,084
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,5	10,200,000	9,713,608

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.2% (continued)
Commercial Mortgage-Backed Securities - 2.3% (continued)
2016-JP2, 1.77% (WAC) due 08/15/49◊,7	33,821,051	$1,614,725
BXHPP Trust
2021-FILM, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,5	8,250,000	7,420,731
MHP
2022-MHIL, 5.60% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,5	7,773,268	7,325,254
Life Mortgage Trust
2021-BMR, 5.72% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38◊,5	6,880,791	6,518,172
Extended Stay America Trust
2021-ESH, 6.02% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,5	3,904,769	3,748,041
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.97% (WAC) due 07/15/50◊,7	22,741,708	735,890
2016-C37, 0.81% (WAC) due 12/15/49◊,7	26,902,613	610,743
2017-C42, 0.86% (WAC) due 12/15/50◊,7	14,445,682	492,300
2017-RB1, 1.20% (WAC) due 03/15/50◊,7	8,015,952	321,278
2015-LC22, 0.76% (WAC) due 09/15/58◊,7	18,927,810	306,222
2016-NXS5, 1.42% (WAC) due 01/15/59◊,7	5,028,540	161,518
KKR Industrial Portfolio Trust
2021-KDIP, 5.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,5	2,662,500	2,526,310
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.75% (WAC) due 12/15/49◊,7	37,099,251	862,814
2018-C8, 0.67% (WAC) due 06/15/51◊,7	34,214,330	669,581
2016-C2, 1.49% (WAC) due 06/15/49◊,7	6,420,750	237,339
2017-C5, 0.89% (WAC) due 03/15/50◊,7	3,110,578	83,731
BENCHMARK Mortgage Trust
2018-B2, 0.41% (WAC) due 02/15/51◊,7	100,362,005	1,556,585
DBJPM Mortgage Trust
2017-C6, 0.91% (WAC) due 06/10/50◊,7	51,396,047	1,507,405
COMM Mortgage Trust
2015-CR24, 0.69% (WAC) due 08/10/48◊,7	53,083,308	753,194
2018-COR3, 0.44% (WAC) due 05/10/51◊,7	35,217,174	668,602
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,7	29,313,314	965,997
2016-UB10, 1.75% (WAC) due 07/15/49◊,7	10,527,782	453,457
UBS Commercial Mortgage Trust
2017-C2, 1.08% (WAC) due 08/15/50◊,7	22,381,343	831,682
2017-C5, 1.07% (WAC) due 11/15/50◊,7	10,930,547	358,765
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.77% (WAC) due 11/15/52◊,7	23,486,754	631,519
2015-C27, 0.87% (WAC) due 12/15/47◊,7	29,490,475	502,810
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,7	19,391,452	835,589
2016-C6, 1.86% (WAC) due 01/15/49◊,7	6,092,798	285,869
BBCMS Mortgage Trust
2018-C2, 0.76% (WAC) due 12/15/51◊,7	29,473,818	1,009,293
CD Mortgage Trust
2017-CD6, 0.88% (WAC) due 11/13/50◊,7	12,808,194	356,800
2016-CD1, 1.37% (WAC) due 08/10/49◊,7	5,786,059	205,654
CGMS Commercial Mortgage Trust
2017-B1, 0.74% (WAC) due 08/15/50◊,7	19,989,607	550,618
CD Commercial Mortgage Trust
2017-CD4, 1.23% (WAC) due 05/10/50◊,7	13,659,210	540,921
Citigroup Commercial Mortgage Trust
2016-C2, 1.73% (WAC) due 08/10/49◊,7	6,385,015	292,423
2016-GC37, 1.65% (WAC) due 04/10/49◊,7	2,858,644	116,292
GS Mortgage Securities Trust
2017-GS6, 1.01% (WAC) due 05/10/50◊,7	11,126,224	395,562

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.2% (continued)
Commercial Mortgage-Backed Securities - 2.3% (continued)
BANK
2017-BNK6, 0.77% (WAC) due 07/15/60◊,7	13,852,528	$366,183
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.69% (WAC) due 01/15/47◊,7	19,599,058	85,322
Total Commercial Mortgage-Backed Securities		94,258,208
Government Agency - 0.1%
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,427,743	2,833,778
2.00% due 11/25/59	1,958,080	1,611,796
Fannie Mae-Aces
1.47% (WAC) due 03/25/35◊,7	6,310,054	658,337
Freddie Mac Multifamily Structured Pass-Through Certificates
0.45% (WAC) due 08/25/23◊,7	96,715,374	162,220
Total Government Agency		5,266,131
Total Collateralized Mortgage Obligations
(Cost $766,527,582)		702,748,760

SENIOR FLOATING RATE INTERESTS††,◊ - 4.0%
Technology - 1.2%
Project Boost Purchaser LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26	12,663,752	12,196,840
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	1,778,585	1,711,052
RLDatix
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/27/25†††	13,798,857	13,477,344
Dun & Bradstreet
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/18/29	8,535,500	8,380,837
7.64% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	699,691	692,072
Boxer Parent Company, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	7,167,300	6,850,505
Peraton Corp.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		2,979,337	2,904,228
MACOM Technology Solutions Holdings, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24		1,549,149	1,541,403
Upland Software, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26		540,634	513,602
Emerald TopCo, Inc. (Press Ganey)
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		308,328	281,734
Total Technology			48,549,617
Consumer, Cyclical - 0.6%
Verisure Holding AB
5.38% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	4,970,000	4,927,949
3.75% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	430,000	433,670
Amaya Holdings BV
4.70% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,500,000	4,665,937
BGIS (BIFM CA Buyer, Inc.)
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		4,424,374	4,214,216
Packers Holdings LLC
7.54% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		4,176,271	3,635,987
Pacific Bells LLC
9.34% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		2,424,446	2,270,906
Rent-A-Center, Inc.
7.69% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		2,235,188	2,148,574

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.0% (continued)
Consumer, Cyclical - 0.6% (continued)
New Trojan Parent, Inc.
7.55% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	2,708,750	$1,862,266
Entain Holdings (Gibraltar) Ltd.
7.23% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/29/27	1,477,500	1,465,961
Fertitta Entertainment LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29	865,583	821,334
PAI Holdco, Inc.
8.16% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 10/28/27	460,208	403,547
Samsonite IP Holdings SARL
6.13% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25	292,722	285,623
Total Consumer, Cyclical		27,135,970
Industrial - 0.5%
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	8,509,950	8,741,846
Harsco Corporation
6.69% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 03/10/28	3,940,000	3,670,543
TransDigm, Inc.
6.98% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	1,811,702	1,787,389
6.98% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	657,497	649,745
Ravago Holdings America, Inc.
7.23% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28	1,965,000	1,901,137
TAMKO Building Products, Inc.
7.57% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/29/26	1,763,544	1,699,616
CPM Holdings, Inc.
7.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25		1,498,407	1,468,439
Cushman & Wakefield US Borrower LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25		1,367,847	1,334,144
Filtration Group Corp.
5.40% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	793,223	819,108
Total Industrial			22,071,967
Basic Materials - 0.5%
Trinseo Materials Operating S.C.A.
6.88% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,933,500	10,154,488
6.38% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24		1,807,342	1,750,863
INEOS Ltd.
4.65% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	8,100,000	8,093,233
GrafTech Finance, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		541,139	534,375
Total Basic Materials			20,532,959
Consumer, Non-cyclical - 0.5%
Women's Care Holdings, Inc.
7.87% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		4,583,461	4,276,965
Bombardier Recreational Products, Inc.
6.38% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		4,125,262	3,986,035
Sigma Holding BV (Flora Food)
3.74% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	3,700,000	3,419,360

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.0% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Spectrum Brands, Inc.
6.60% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28	3,254,272	$3,189,186
Hearthside Group Holdings LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	2,057,143	1,823,513
Agiliti
6.88% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26	740,385	720,950
Froneri US, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	438,750	426,259
EyeCare Partners LLC
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	490,000	390,368
Outcomes Group Holdings, Inc.
7.98% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	383,719	370,530
Pearl Intermediate Parent LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/14/25	391,775	364,598
Utz Quality Foods LLC
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/20/28	294,001	290,740
Kronos Acquisition Holdings, Inc.
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	75,369	71,506
Total Consumer, Non-cyclical		19,330,010
Communications - 0.4%
Playtika Holding Corp.
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	10,441,000	9,946,201
UPC Broadband Holding BV
7.24% (1 Month USD LIBOR + 2.93%, Rate Floor: 2.93%) due 01/31/29	1,746,034	1,702,383
McGraw Hill LLC
8.32% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	1,709,147	1,604,992
Zayo Group Holdings, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,500,000	1,210,815
Altice US Finance I Corp.
6.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	457,188	425,184
Ziggo Financing Partnership
6.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	389,376
Virgin Media Bristol LLC
6.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	200,000	196,358
Total Communications		15,475,309
Financial - 0.2%
Nexus Buyer LLC
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	3,558,219	3,401,907
Jane Street Group LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	2,604,582	2,523,996
Trans Union LLC
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	1,600,481	1,582,700
Total Financial		7,508,603
Energy - 0.1%
ITT Holdings LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	2,913,125	2,869,428

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.0% (continued)
Energy - 0.1% (continued)
Venture Global Calcasieu Pass LLC
7.01% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††	841,798	$843,902
Total Energy		3,713,330
Total Senior Floating Rate Interests
(Cost $175,224,467)		164,317,765

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000	2,700,458
Total Municipal Bonds
(Cost $3,145,000)		2,700,458

COMMERCIAL PAPER†† - 0.1%
McCormick & Co, Inc.
4.25% due 01/03/23[5,11]	6,000,000	5,998,583
Total Commercial Paper
(Cost $5,998,583)		5,998,583

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	120,100,000	508,990
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	119,000,000	504,328
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	120,100,000	447,545
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	120,000,000	447,173
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	59,950,000	254,071
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	58,950,000	249,833
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	48,900,000	207,241
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	48,900,000	182,223
Total Interest Rate Options			2,801,404
Total OTC Options Purchased
(Cost $2,968,935)			2,801,404
Total Investments - 99.3%
(Cost $4,397,700,955)			$4,049,975,278
Other Assets & Liabilities, net - 0.7%			29,840,681
Total Net Assets - 100.0%			$4,079,815,959

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	1,075	Mar 2024	$256,508,438	$(684,650)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	$30,000,000	$209,071	$418,347	$(209,276)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.68%	Annually	04/22/37	$3,157,000	$299,187	$316	$298,871
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.79%	Annually	10/03/27	115,000,000	40,224	(42,680)	82,904
								$339,411	$(42,364)	$381,775

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Buy	2,420,000	2,574,121 USD	01/17/23	$20,206
Barclays Bank plc	EUR	Sell	400,000	427,823 USD	03/31/23	(3,177)
Barclays Bank plc	EUR	Sell	37,488,000	39,936,866 USD	01/17/23	(251,620)
						$(234,591)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Affiliated issuer.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,689,691,056 (cost $2,929,557,121), or 65.9% of total net assets.
[6]	Perpetual maturity.
[7]	Security is an interest-only strip.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $62,719,027 (cost $65,584,357), or 1.5% of total net assets — See Note 6.
[10]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
[11]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America

CDX.NA.IG.33.V1 — Credit Default Swap North American Investment Grade Series 33 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

EUR — Euro

EURIBOR — European Interbank Offered Rate

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,387,813	$—	$—	$8,387,813
Preferred Stocks	—	24,906,433	—	24,906,433
Warrants	20,336	1,323	—	21,659
Mutual Funds	88,444,635	—	—	88,444,635
Money Market Funds	96,254,445	—	—	96,254,445
Corporate Bonds	—	1,473,711,441	34,766,991	1,508,478,432
Asset-Backed Securities	—	1,313,280,008	131,634,883	1,444,914,891
Collateralized Mortgage Obligations	—	678,079,844	24,668,916	702,748,760
Senior Floating Rate Interests	—	149,996,519	14,321,246	164,317,765
Municipal Bonds	—	2,700,458	—	2,700,458
Commercial Paper	—	5,998,583	—	5,998,583
Options Purchased	—	2,801,404	—	2,801,404
Interest Rate Swap Agreements**	—	381,775	—	381,775
Forward Foreign Currency Exchange Contracts**	—	20,206	—	20,206
Total Assets	$193,107,229	$3,651,877,994	$205,392,036	$4,050,377,259

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$684,650	$—	$—	$684,650
Credit Default Swap Agreements**	—	209,276	—	209,276
Forward Foreign Currency Exchange Contracts**	—	254,797	—	254,797
Total Liabilities	$684,650	$464,073	$—	$1,148,723

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$54,001,091	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	44,495,638	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	19,857,461	Yield Analysis	Yield	6.2%-6.8%	6.7%
Asset-Backed Securities	13,280,497	Third Party Pricing	Vendor Price	—	—
Asset-Backed Securities	196	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	24,668,916	Model Price	Market Comparable Yields	7.7%	—
Corporate Bonds	19,910,436	Yield Analysis	Yield	6.1%-6.4%	6.3%
Corporate Bonds	11,278,305	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	3,578,250	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	843,902	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	13,477,344	Yield Analysis	Yield	10.2%	—
Total Assets	$205,392,036

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had securities with a total value of $33,100,000 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,862,266 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets
Beginning Balance	$138,990,860	$24,443,994	$39,180,570	$16,423,965	$219,039,389
Purchases/(Receipts)	22,094,110	-	-	-	22,094,110
(Sales, maturities and paydowns)/Fundings	(63,945,998)	-	(4,396,936)	(6,875)	(68,349,809)
Amortization of premiums/discounts	24,116	31	(37,431)	28,545	15,261
Total realized gains (losses) included in earnings	(2,618,039)	-	(503,065)	-	(3,121,104)
Total change in unrealized appreciation (depreciation) included in earnings	3,989,834	224,891	523,853	(262,123)	4,476,455
Transfers into Level 3	33,100,000	-	-	-	33,100,000
Transfers out of Level 3	-	-	-	(1,862,266)	(1,862,266)
Ending Balance	$131,634,883	$24,668,916	$34,766,991	$14,321,246	$205,392,036
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$(158,972)	$224,891	$(27,832)	$(88,736)	$(50,649)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,251,332	$348,862	$–	$–	$86,272	$29,686,466	1,234,878	$347,124
Guggenheim Strategy Fund III	29,345,878	374,997	–	–	49,593	29,770,468	1,237,343	373,537
Guggenheim Ultra Short Duration Fund — Institutional Class	28,551,935	286,022	–	–	149,744	28,987,701	3,007,023	283,372
	$87,149,145	$1,009,881	$–	$–	$285,609	$88,444,635		$1,004,033

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 1.3%
Financial - 1.1%
Aequi Acquisition Corp. — Class A*,1	999,157	$9,791,738
AfterNext HealthTech Acquisition Corp. — Class A*,1	895,600	8,973,912
MSD Acquisition Corp. — Class A*,1	833,026	8,413,563
Conyers Park III Acquisition Corp. — Class A*,1	832,100	8,204,506
TPG Pace Beneficial II Corp.*,1	807,638	7,935,043
Waverley Capital Acquisition Corp. 1 — Class A*,1	786,700	7,882,734
Acropolis Infrastructure Acquisition Corp. — Class A*,1	578,278	5,730,735
Blue Whale Acquisition Corp. I — Class A*,1	477,700	4,676,683
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	6,864,930	687
Total Financial		61,609,601
Utilities - 0.1%
Texgen Power LLC*,††	180,169	4,684,394
Consumer, Cyclical - 0.1%
ATD New Holdings, Inc.*,††	42,478	2,973,460
Communications - 0.0%
Vacasa, Inc. — Class A*	503,817	634,810
Figs, Inc. — Class A*	55,695	374,827
Total Communications		1,009,637
Industrial - 0.0%
Schur Flexibles GmbH — Class A*	1,661	863,720
BP Holdco LLC*,†††,3	37,539	22,763
Vector Phoenix Holdings, LP*,†††	37,539	8,970
Targus, Inc.*,†††	12,773	4,849
Targus, Inc.*,†††	12,773	377
Targus, Inc.*,†††	12,773	377
API Heat Transfer Parent LLC*,†††	1,763,707	176
Targus, Inc.*,†††	12,773	124
Targus, Inc.*,†††	12,773	1
Targus, Inc.*,†††	12,773	1
Total Industrial		901,358
Energy - 0.0%
Permian Production Partners LLC†††	573,522	470,288
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	266,674
Qlik Technologies, Inc. - Class B*,†††	43,738	5
Total Technology		266,679
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	21,660	242,332
Save-A-Lot*,††	22,703	7,560
Total Consumer, Non-cyclical		249,892
Total Common Stocks
(Cost $70,450,370)		72,165,309

PREFERRED STOCKS†† - 6.6%
Financial - 6.2%
Wells Fargo & Co.
3.90%*	25,750,000	22,538,074
4.70%	982,000	18,058,980
Citigroup, Inc.
3.88%*	30,600,000	26,086,500
4.00%*	13,100,000	11,411,672
First Republic Bank
4.25%	1,139,250	18,717,878
4.50%	699,775	12,078,116
4.13%	328,975	5,263,600
Equitable Holdings, Inc.
4.95%*	24,550,000	23,143,285
4.30%	616,000	10,897,040
Markel Corp.
6.00%*	32,370,000	31,317,975
Bank of America Corp.
4.38%*	14,143,475	16,880,478
6.13%*	5,800,000	5,691,250
4.13%	271,500	4,534,050
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,4	19,150,000	19,341,500
W R Berkley Corp.
4.13% due 03/30/61	878,365	15,573,411
4.25% due 09/30/60	115,042	2,130,578
Goldman Sachs Group, Inc.
4.13%*	20,500,000	17,064,269
Bank of New York Mellon Corp.
3.75%*	20,550,000	16,552,138
Charles Schwab Corp.
4.00%*	18,700,000	14,912,315
MetLife, Inc.
3.85%*	12,200,000	11,330,750
Public Storage
4.63%	571,245	10,916,492
Reinsurance Group of America, Inc.
7.13% due 10/15/52	300,400	7,795,380
CNO Financial Group, Inc.
5.13% due 11/25/60	324,000	5,478,840
Assurant, Inc.
5.25% due 01/15/61	258,000	5,209,020
American Financial Group, Inc.
4.50% due 09/15/60	270,159	5,022,256
Selective Insurance Group, Inc.
4.60%	246,000	4,120,500
PartnerRe Ltd.
4.88%	208,352	3,921,185
Prudential Financial, Inc.
4.13% due 09/01/60	202,225	3,670,384
B Riley Financial, Inc.
6.75% due 05/31/24	401	9,784
Total Financial		349,667,700
Government - 0.4%
CoBank ACB
4.25%*	20,000,000	16,966,519

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
PREFERRED STOCKS†† - 6.6% (continued)
Government - 0.4% (continued)
Farmer Mac
5.75%	378,000	$8,151,570
Total Government		25,118,089
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	218	–
Total Preferred Stocks
(Cost $459,158,205)		374,785,789

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*,1	277,366	41,328
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	128,004	25,601
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	192,759	23,131
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	298,533	22,390
MSD Acquisition Corp. — Class A
Expiring 05/13/23*,1	166,604	12,495
Waverley Capital Acquisition Corp. 1 — Class A
Expiring 04/30/27*,††,1	262,232	10,516
Aequi Acquisition Corp. — Class A
Expiring 11/30/27*,1	333,052	9,325
Blue Whale Acquisition Corp. I — Class A
Expiring 07/09/23*,1	119,424	8,515
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	762,770	76
Total Warrants
(Cost $3,400,900)		153,377

EXCHANGE-TRADED FUNDS† - 0.7%
VanEck Gold Miners ETF	1,430,590	41,000,709
Total Exchange-Traded Funds
(Cost $54,624,676)		41,000,709

MUTUAL FUNDS† - 3.0%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[3]	2,029,045	59,877,128
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	4,821,853	46,482,662
Guggenheim Alpha Opportunity Fund — Institutional Class[3]	1,017,008	26,686,286
Guggenheim Strategy Fund II3	760,561	18,283,883
Guggenheim Strategy Fund III[3]	738,417	17,766,313
Total Mutual Funds
(Cost $180,156,634)		169,096,272

CLOSED-END FUNDS† - 0.5%
Blackstone Strategic Credit Fund	1,008,093	10,665,624
BlackRock Credit Allocation Income Trust	603,036	6,090,664
BlackRock Corporate High Yield Fund, Inc.	561,368	4,906,356
Ares Dynamic Credit Allocation Fund, Inc.	345,728	4,006,988
BlackRock Debt Strategies Fund, Inc.	279,789	2,574,059
Western Asset High Income Opportunity Fund, Inc.	351,953	1,390,214
Eaton Vance Limited Duration Income Fund	91,098	855,410
Total Closed-End Funds
(Cost $33,263,060)		30,489,315

MONEY MARKET FUNDS† - 0.3%
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 3.96%[5]	7,447,179	7,447,178
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[5]	6,757,310	6,757,311
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.82%[5]	1,301,928	1,301,928
Total Money Market Funds
(Cost $15,506,417)		15,506,417

	Face Amount~
CORPORATE BONDS†† - 33.2%
Financial - 10.0%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	33,500,000	25,200,040
3.25% due 11/15/30[4]	15,100,000	11,756,407
NFP Corp.
6.88% due 08/15/28[4]	28,700,000	23,656,807
7.50% due 10/01/30[4]	4,150,000	3,902,592
4.88% due 08/15/28[4]	3,950,000	3,362,618
Wilton RE Ltd.
6.00%[4,6,7]	31,350,000	27,145,025
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	19,420,592
5.30% due 01/15/29	6,950,000	6,577,063
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	21,650,000	16,524,913
2.88% due 10/15/26[4]	8,750,000	7,500,171
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	36,940,000	22,533,400
Iron Mountain, Inc.
5.63% due 07/15/32[4]	25,025,000	21,687,069
4.50% due 02/15/31[4]	925,000	760,295

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 33.2% (continued)
Financial - 10.0% (continued)
CBS Studio Center
6.81% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††		22,000,000	$22,220,000
United Wholesale Mortgage LLC
5.50% due 11/15/25[4]		12,600,000	11,347,811
5.50% due 04/15/29[4]		7,150,000	5,687,683
5.75% due 06/15/27[4]		4,550,000	3,917,055
Host Hotels & Resorts, LP
3.50% due 09/15/30		24,000,000	19,806,430
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]		23,000,000	18,761,790
FS KKR Capital Corp.
3.25% due 07/15/27		21,000,000	17,664,445
LPL Holdings, Inc.
4.00% due 03/15/29[4]		14,788,000	12,867,039
4.38% due 05/15/31[4]		5,500,000	4,675,822
Global Atlantic Finance Co.
4.70% due 10/15/51[4,7]		22,350,000	17,023,275
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]		19,000,000	16,626,433
JPMorgan Chase & Co.
5.72% due 09/14/33[7]		16,800,000	16,397,698
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]		21,150,000	15,797,292
Hampton Roads PPV LLC
6.62% due 06/15/53[4]		16,735,000	14,235,097
Sherwood Financing plc
4.50% due 11/15/26[4]	EUR	15,600,000	13,428,832
Kennedy-Wilson, Inc.
5.00% due 03/01/31		16,825,000	12,664,896
4.75% due 02/01/30		250,000	190,625
4.75% due 03/01/29		25,000	19,814
Wilton Re Finance LLC
5.88% due 03/30/33[4,7]		11,815,000	11,690,915
Hunt Companies, Inc.
5.25% due 04/15/29[4]		13,700,000	11,515,020
Ceamer Finance LLC
6.92% due 05/15/38†††		11,050,000	10,562,805
Corebridge Financial, Inc.
6.88% due 12/15/52[4,7]		10,750,000	9,933,373
First American Financial Corp.
4.00% due 05/15/30		11,760,000	9,848,553
OneMain Finance Corp.
4.00% due 09/15/30		11,750,000	8,767,141
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[4]		9,650,000	8,299,000
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]		11,550,000	8,218,203
Home Point Capital, Inc.
5.00% due 02/01/26[4]		11,576,000	8,004,690
SLM Corp.
3.13% due 11/02/26		8,857,000	7,532,434
HUB International Ltd.
5.63% due 12/01/29[4]		8,500,000	7,423,751
QBE Insurance Group Ltd.
5.88%[4,6,7]		7,550,000	7,117,220
Toronto-Dominion Bank
8.13% due 10/31/82[7]		6,300,000	6,552,000
PartnerRe Finance B LLC
4.50% due 10/01/50[7]		6,460,000	5,589,833
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]		5,303,000	5,060,971
Bank of Nova Scotia
8.63% due 10/27/82[7]		4,650,000	4,834,311
American Equity Investment Life Holding Co.
5.00% due 06/15/27		4,813,000	4,557,405
AmWINS Group, Inc.
4.88% due 06/30/29[4]		4,065,000	3,447,716
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]		3,000,000	3,070,564
SBA Communications Corp.
3.13% due 02/01/29		3,100,000	2,577,619
Prudential Financial, Inc.
5.13% due 03/01/52[7]		2,750,000	2,502,500
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]		1,700,000	1,674,252
Platinum for Belize Blue Investment Company LLC
2.10% due 10/20/40†††,4,8		1,900,000	1,595,202
Atlas Mara Ltd.
due 12/31/21†††,9,10		4,642,499	1,559,880
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]		1,726,000	1,433,789
Total Financial			566,728,176
Communications - 5.0%
British Telecommunications plc
4.88% due 11/23/81[4,7]		28,200,000	22,184,748
4.25% due 11/23/81[4,7]		5,250,000	4,392,042
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]		26,800,000	22,162,729
5.75% due 08/01/28[4]		4,550,000	3,823,683
Level 3 Financing, Inc.
4.25% due 07/01/28[4]		21,627,000	17,035,588
3.75% due 07/15/29[4]		7,600,000	5,467,213
3.88% due 11/15/29[4]		2,600,000	2,051,752
Altice France S.A.
5.13% due 07/15/29[4]		13,250,000	9,934,097
5.50% due 10/15/29[4]		11,760,000	8,967,353
Virgin Media Finance plc
5.00% due 07/15/30[4,11]		21,400,000	17,164,084

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 33.2% (continued)
Communications - 5.0% (continued)
CSC Holdings LLC
4.13% due 12/01/30[4]		20,950,000	$14,787,138
3.38% due 02/15/31[4]		3,275,000	2,135,743
UPC Broadband Finco BV
4.88% due 07/15/31[4]		20,200,000	16,802,259
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[4]		16,250,000	13,461,633
6.75% due 10/15/27[4]		2,070,000	1,935,450
Vodafone Group plc
5.13% due 06/04/81[7]		16,875,000	12,292,256
VZ Secured Financing BV
5.00% due 01/15/32[4]		15,050,000	12,229,952
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[4]		14,265,000	10,944,536
Cable One, Inc.
4.00% due 11/15/30[4]		12,575,000	9,867,801
Rogers Communications, Inc.
4.55% due 03/15/52[4]		9,800,000	7,597,804
Paramount Global
4.95% due 05/19/50		10,340,000	7,521,503
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]		8,900,000	7,344,369
Match Group Holdings II LLC
4.63% due 06/01/28[4]		7,700,000	6,864,242
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]		7,950,000	6,641,629
AMC Networks, Inc.
4.25% due 02/15/29		10,200,000	6,355,594
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		7,000,000	6,300,000
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]		7,054,000	5,182,574
Cengage Learning, Inc.
9.50% due 06/15/24[4]		5,039,000	4,805,946
Ziggo BV
4.88% due 01/15/30[4]		5,164,000	4,321,080
Cogent Communications Group, Inc.
7.00% due 06/15/27[4]		3,750,000	3,674,730
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]		3,650,000	3,190,492
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52		3,500,000	2,197,393
TripAdvisor, Inc.
7.00% due 07/15/25[4]		1,800,000	1,778,463
CSC Holdings LLC
4.63% due 12/01/30†††,4		2,715,000	1,461,145
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]		700,000	516,999
Total Communications			283,394,020
Consumer, Non-cyclical - 3.5%
Medline Borrower, LP
3.88% due 04/01/29[4]		20,825,000	16,784,117
5.25% due 10/01/29[4]		7,200,000	5,718,744
DaVita, Inc.
4.63% due 06/01/30[4]		9,649,000	7,761,913
3.75% due 02/15/31[4]		5,928,000	4,424,363
US Foods, Inc.
4.75% due 02/15/29[4]		6,550,000	5,815,876
6.25% due 04/15/25[4]		4,203,000	4,159,008
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]		15,600,000	9,922,252
Block, Inc.
2.75% due 06/01/26		9,711,000	8,675,807
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		7,300,000	6,301,248
5.25% due 04/15/24[4]		1,900,000	1,866,389
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR	9,000,000	8,048,624
Sabre GLBL, Inc.
7.38% due 09/01/25[4]		8,222,000	7,901,671
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		9,400,000	7,893,182
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[4]		6,500,000	4,595,008
3.75% due 12/01/31[4,11]		3,400,000	2,777,463
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[4]		5,500,000	4,757,500
7.00% due 12/31/27[4]		2,991,000	2,460,098
Option Care Health, Inc.
4.38% due 10/31/29[4]		7,736,000	6,766,756
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]		8,085,000	6,760,677
TreeHouse Foods, Inc.
4.00% due 09/01/28		7,575,000	6,438,750
HealthEquity, Inc.
4.50% due 10/01/29[4]		6,900,000	6,029,910
Smithfield Foods, Inc.
3.00% due 10/15/30[4]		7,000,000	5,329,751
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]		5,232,000	4,853,412
Central Garden & Pet Co.
4.13% due 04/30/31[4]		5,300,000	4,387,472

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 33.2% (continued)
Consumer, Non-cyclical - 3.5% (continued)
ADT Security Corp.
4.88% due 07/15/32[4]		5,150,000	$4,376,619
Chrome Bidco
3.50% due 05/31/28[4]	EUR	4,800,000	4,305,451
CPI CG, Inc.
8.63% due 03/15/26[4]		4,269,000	4,195,050
Spectrum Brands, Inc.
5.50% due 07/15/30[4]		4,726,000	4,170,854
Carriage Services, Inc.
4.25% due 05/15/29[4]		4,575,000	3,632,999
WW International, Inc.
4.50% due 04/15/29[4]		7,050,000	3,522,109
CAB SELAS
3.38% due 02/01/28[4]	EUR	4,100,000	3,517,560
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[4,9]		4,400,000	3,337,966
Post Holdings, Inc.
4.63% due 04/15/30[4]		1,725,000	1,488,227
5.50% due 12/15/29[4]		1,300,000	1,176,389
Service Corporation International
3.38% due 08/15/30		3,160,000	2,568,786
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]		2,775,000	2,469,750
Molina Healthcare, Inc.
4.38% due 06/15/28[4]		1,770,000	1,615,284
Par Pharmaceutical, Inc.
due 04/01/27[4,9]		1,825,000	1,386,954
Tenet Healthcare Corp.
4.63% due 06/15/28[4]		975,000	872,373
5.13% due 11/01/27[4]		550,000	511,632
Syneos Health, Inc.
3.63% due 01/15/29[4]		1,600,000	1,274,152
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,182,517
Rent-A-Center, Inc.
6.38% due 02/15/29[4]		1,450,000	1,172,975
Performance Food Group, Inc.
6.88% due 05/01/25[4]		304,000	304,000
Total Consumer, Non-cyclical			197,511,638
Industrial - 3.5%
Boeing Co.
5.71% due 05/01/40		16,010,000	15,266,535
5.81% due 05/01/50		16,010,000	14,844,085
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]		10,989,000	9,757,910
9.75% due 07/15/28[4]		5,350,000	4,943,077
IP Lending I LLC
4.00% due 09/08/25†††,4		15,347,531	13,927,885
Standard Industries, Inc.
4.38% due 07/15/30[4]		11,025,000	8,984,543
3.38% due 01/15/31[4]		6,552,000	4,930,402
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]		15,785,000	12,271,259
Artera Services LLC
9.03% due 12/04/25[4]		14,385,000	11,984,000
TopBuild Corp.
4.13% due 02/15/32[4]		8,850,000	7,191,598
3.63% due 03/15/29[4]		5,550,000	4,550,472
Flowserve Corp.
3.50% due 10/01/30		10,270,000	8,560,658
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	8,399,855
GrafTech Finance, Inc.
4.63% due 12/15/28[4]		10,000,000	8,212,226
Arcosa, Inc.
4.38% due 04/15/29[4]		9,400,000	8,151,498
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[4]		8,436,000	7,483,579
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[4]		6,550,000	6,418,725
5.50% due 04/15/24[4]		800,000	777,878
IP Lending II Ltd.
3.65% due 07/15/25†††,4		7,450,000	7,114,750
Deuce FinCo plc
5.50% due 06/15/27[4]	GBP	7,350,000	7,068,333
Atkore, Inc.
4.25% due 06/01/31[4]		6,875,000	5,895,312
PGT Innovations, Inc.
4.38% due 10/01/29[4]		5,240,000	4,387,151
Adevinta ASA
3.00% due 11/15/27	EUR	3,433,000	3,244,749
Harsco Corp.
5.75% due 07/31/27[4]		4,075,000	3,217,484
Howmet Aerospace, Inc.
5.95% due 02/01/37		2,925,000	2,839,436
TK Elevator US Newco, Inc.
5.25% due 07/15/27[4]		3,000,000	2,662,620
EnerSys
5.00% due 04/30/23[4]		1,900,000	1,892,286
Builders FirstSource, Inc.
6.38% due 06/15/32[4]		800,000	751,397
Waste Pro USA, Inc.
5.50% due 02/15/26[4]		600,000	529,860
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]		525,000	478,614
TransDigm, Inc.
8.00% due 12/15/25[4]		225,000	228,328
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[4]		172,000	136,314

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 33.2% (continued)
Industrial - 3.5% (continued)
JELD-WEN, Inc.
6.25% due 05/15/25[4]		100,000	$93,534
Total Industrial			197,196,353
Consumer, Cyclical - 3.1%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		17,731,143	17,628,335
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[4]		15,900,000	13,302,417
3.63% due 02/15/32[4]		4,150,000	3,323,320
5.75% due 05/01/28[4]		525,000	509,250
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]		15,975,000	13,518,604
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]		11,725,000	11,314,625
Delta Air Lines, Inc.
7.00% due 05/01/25[4]		10,536,000	10,767,167
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]		11,350,000	9,647,301
5.88% due 03/01/27		660,000	627,133
Boyne USA, Inc.
4.75% due 05/15/29[4]		10,820,000	9,576,179
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]		10,660,000	8,632,575
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]		7,839,386	7,012,609
Hyatt Hotels Corp.
6.00% due 04/23/30[11]		6,530,000	6,387,810
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[4]		6,495,000	5,877,975
Papa John's International, Inc.
3.88% due 09/15/29[4]		7,025,000	5,865,875
Penn Entertainment, Inc.
4.13% due 07/01/29[4]		6,975,000	5,510,275
Wabash National Corp.
4.50% due 10/15/28[4]		5,857,000	4,987,739
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28		2,326,734	2,076,912
3.35% due 10/15/29		1,210,320	1,044,854
3.65% due 02/15/29		1,087,418	967,537
3.15% due 02/15/32		1,037,315	858,435
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[4]		4,800,000	4,104,000
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[4]		4,589,000	3,813,419
Asbury Automotive Group, Inc.
4.63% due 11/15/29[4]		4,472,000	3,768,286
Station Casinos LLC
4.63% due 12/01/31[4]		3,800,000	3,048,259
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]		3,500,000	2,956,450
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]		2,757,000	2,775,781
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[4]		2,795,997	2,640,139
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]		2,800,000	2,535,420
Michaels Companies, Inc.
5.25% due 05/01/28[4]		3,114,000	2,505,308
Air Canada
4.63% due 08/15/29[4]	CAD	3,550,000	2,289,436
Allison Transmission, Inc.
3.75% due 01/30/31[4]		2,111,000	1,736,297
United Airlines, Inc.
4.63% due 04/15/29[4]		1,700,000	1,480,183
Aramark Services, Inc.
6.38% due 05/01/25[4]		1,200,000	1,185,252
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		1,005,170	889,077
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]		950,000	815,214
WMG Acquisition Corp.
3.00% due 02/15/31[4]		851,000	680,026
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[4]		700,000	628,040
Tempur Sealy International, Inc.
3.88% due 10/15/31[4]		375,000	294,385
Total Consumer, Cyclical			177,581,899
Energy - 3.1%
BP Capital Markets plc
4.88% [6,7]		39,360,000	34,440,000
ITT Holdings LLC
6.50% due 08/01/29[4,11]		38,952,000	32,803,037
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29		12,632,000	12,732,525
4.88% due 02/01/31		5,000,000	4,514,750

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 33.2% (continued)
Energy - 3.1% (continued)
NuStar Logistics, LP
6.38% due 10/01/30		17,895,000	$16,546,875
5.63% due 04/28/27		450,000	420,776
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]		18,763,000	16,950,407
Parkland Corp.
4.63% due 05/01/30[4]		20,000,000	16,550,000
Occidental Petroleum Corp.
7.95% due 06/15/39		12,735,000	13,810,471
4.50% due 07/15/44		2,850,000	2,262,706
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29		7,750,000	7,099,542
7.00% due 08/01/26		2,200,000	2,089,180
Kinetik Holdings, LP
5.88% due 06/15/30[4]		6,100,000	5,720,476
DT Midstream, Inc.
4.13% due 06/15/29[4]		5,250,000	4,510,327
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[4]		3,710,000	3,645,045
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26		700,000	602,000
Basic Energy Services, Inc.
due 10/15/23†††,9		1,438,000	43,140
Total Energy			174,741,257
Technology - 2.0%
AthenaHealth Group, Inc.
6.50% due 02/15/30[4]		26,650,000	19,639,242
Qorvo, Inc.
4.38% due 10/15/29		11,220,000	9,921,173
3.38% due 04/01/31[4,11]		9,225,000	7,411,725
NCR Corp.
5.25% due 10/01/30[4]		10,825,000	8,930,625
5.13% due 04/15/29[4]		6,350,000	5,310,652
6.13% due 09/01/29[4]		25,000	23,377
Twilio, Inc.
3.88% due 03/15/31		15,100,000	11,979,661
TeamSystem SpA
5.13% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28◊	EUR	11,750,000	11,884,376
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		14,000,000	11,536,507
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]		11,800,000	10,454,359
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR	8,500,000	8,643,563
7.13% due 10/02/25[4]		375,000	364,692
Playtika Holding Corp.
4.25% due 03/15/29[4]		8,750,000	6,868,312
MSCI, Inc.
3.88% due 02/15/31[4]		883,000	734,148
ACI Worldwide, Inc.
5.75% due 08/15/26[4]		400,000	387,500
Total Technology			114,089,912
Basic Materials - 1.7%
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]		15,125,000	14,575,369
6.13% due 05/15/28[4]		7,450,000	7,339,144
4.13% due 03/31/29[4]		4,900,000	4,347,077
Kaiser Aluminum Corp.
4.50% due 06/01/31[4]		13,250,000	10,649,687
4.63% due 03/01/28[4]		650,000	567,207
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		11,230,000	10,001,438
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]		11,525,000	9,450,500
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]		10,675,000	9,047,063
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	7,907,814
WR Grace Holdings LLC
4.88% due 06/15/27[4]		7,906,000	7,005,744
Clearwater Paper Corp.
4.75% due 08/15/28[4]		5,539,000	4,866,986
HB Fuller Co.
4.25% due 10/15/28		5,250,000	4,646,250
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	4,093,617
Compass Minerals International, Inc.
6.75% due 12/01/27[4]		1,820,000	1,747,200
Ingevity Corp.
3.88% due 11/01/28[4]		1,000,000	859,865
Mirabela Nickel Ltd.
due 06/24/19†††,9,10		1,885,418	37,708
Total Basic Materials			97,142,669
Utilities - 1.2%
Midcap Funding XLVI Trust
7.67% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/23◊,†††		43,400,000	43,423,436
Clearway Energy Operating LLC
3.75% due 02/15/31[4]		11,373,000	9,442,422
AES Corp.
3.95% due 07/15/30[4]		9,760,000	8,608,320
Terraform Global Operating, LP
6.13% due 03/01/26[4]		8,285,000	7,767,187

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 33.2% (continued)
Utilities - 1.2% (continued)
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[4]	1,550,000	$1,374,051
Total Utilities		70,615,416
Collateralized Loan Obligations - 0.1%
Fontainbleau Vegas
2.29% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 09/30/25◊	5,313,577	5,328,242
Total Corporate Bonds
(Cost $2,249,354,390)		1,884,329,582

ASSET-BACKED SECURITIES†† - 20.6%
Collateralized Loan Obligations - 11.9%
LoanCore Issuer Ltd.
2021-CRE4 D, 6.42% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊	20,500,000	19,658,895
2019-CRE2 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,4	11,227,951	11,106,271
2021-CRE6 D, 7.17% (1 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 11/15/38◊,4	11,300,000	10,260,695
2021-CRE5 D, 7.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,4	8,250,000	7,524,848
2022-CRE7 D, 6.91% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,4	6,400,000	6,156,748
FS Rialto
2021-FL3 D, 6.83% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/16/36◊,4	36,500,000	33,654,358
2021-FL2 D, 7.13% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 05/16/38◊,4	8,850,000	8,316,908
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 6.88% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 10/15/33◊,4	35,000,000	32,294,321
2021-9A DR, 8.03% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33◊,4	7,750,000	6,816,103
2021-9A A2TR, 5.88% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,4	2,950,000	2,766,523
Palmer Square Loan Funding Ltd.
2022-1A B, 5.86% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,4	26,200,000	24,821,644
2021-3A C, 6.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,4	8,300,000	7,570,599
2022-1A C, 6.46% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,4	3,400,000	3,170,983
LCCM Trust
2021-FL3 C, 6.92% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/15/38◊,4	28,865,000	27,389,935
2021-FL2 D, 7.22% (1 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 12/13/38◊,4	5,750,000	5,343,442
BXMT Ltd.
2020-FL2 C, 6.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,4	15,640,000	15,058,802
2020-FL2 D, 6.39% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/15/38◊,4	8,000,000	7,572,335

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Collateralized Loan Obligations - 11.9% (continued)
2020-FL3 D, 6.72% (30 Day Average SOFR + 2.91%, Rate Floor: 2.80%) due 11/15/37◊,4	7,350,000	$7,035,566
ACRES Commercial Realty Ltd.
2021-FL2 D, 7.43% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,4	8,350,000	8,032,994
2021-FL1 D, 6.98% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36◊,4	7,250,000	6,869,896
2021-FL2 C, 6.98% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 01/15/37◊,4	5,250,000	5,071,059
MidOcean Credit CLO VII
2020-7A CR, 6.28% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29◊,4	21,000,000	19,746,972
Voya CLO Ltd.
2021-2A CR, 7.68% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 06/07/30◊,4	16,500,000	14,655,836
2013-1A INC, due 10/15/30[4,12]	28,970,307	4,794,876
BSPRT Issuer Ltd.
2021-FL6 D, 7.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/15/36◊,4	18,425,000	17,321,230
2021-FL7 D, 7.07% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 12/15/38◊,4	1,600,000	1,496,504
Golub Capital Partners CLO Ltd.
2018-36A C, 6.63% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31◊,4	20,000,000	18,437,032
BSPDF Issuer Ltd.
2021-FL1 D, 7.07% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊	19,975,000	17,735,996
Anchorage Capital CLO 6 Ltd.
2021-6A DRR, 7.53% (3 Month USD LIBOR + 3.45%, Rate Floor: 3.45%) due 07/15/30◊,4	17,350,000	16,399,763
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 8.09% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,4	18,100,000	16,007,513
Diamond CLO Ltd.
2021-1A DR, 7.76% (3 Month USD LIBOR + 3.40%, Rate Floor: 3.40%) due 04/25/29◊,4	5,500,000	5,254,928
2018-1A D, 8.03% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30◊,4	5,000,000	4,922,156
2018-1A C, 6.93% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30◊,4	4,572,648	4,562,655
2021-1A CR, 6.76% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,4	796,194	787,951
KREF Funding V LLC
6.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	15,051,327	14,978,328
0.15% due 06/25/26†††,13	73,636,363	2,945
STWD Ltd.
2022-FL3 D, 6.56% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,4	11,900,000	11,230,380
2021-FL2 D, 7.13% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/18/38◊,4	3,750,000	3,537,195

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Collateralized Loan Obligations - 11.9% (continued)
Cerberus Loan Funding XXX, LP
2020-3A C, 7.73% (3 Month USD LIBOR + 3.65%, Rate Cap/Floor: 14.50%/3.65%) due 01/15/33◊,4	14,500,000	$13,975,216
FS Rialto Issuer LLC
2022-FL5 C, 8.25% (1 Month Term SOFR + 3.92%, Rate Floor: 3.92%) due 06/19/37◊,4	6,950,000	6,896,618
2022-FL6 C, 8.56% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,4	6,150,000	6,129,254
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 6.86% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31◊,4	11,550,000	10,668,728
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 6.93% (3 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 01/20/32◊,4	11,500,000	10,646,517
Atlas Senior Loan Fund IX Ltd.
2018-9A C, 6.04% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28◊,4	10,250,000	9,919,658
2018-9A SUB, due 04/20/28[4,12]	9,600,000	473,664
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 7.08% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/15/33◊,4	9,900,000	9,099,730
Cerberus Loan Funding XXXVI, LP
2021-6A B, 5.83% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/22/33◊,4	9,000,000	8,836,246
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A D, 7.14% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 01/20/33◊,4	9,950,000	8,716,494
BCC Middle Market CLO LLC
2021-1A A1R, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,4	9,000,000	8,689,297
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A BR, 7.14% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/20/31◊,4	9,200,000	8,545,133
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 7.26% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 07/25/33◊,4	9,300,000	8,513,713
Magnetite XXIX Ltd.
2021-29A D, 6.68% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/34◊,4	8,800,000	8,381,565
Marathon CLO V Ltd.
2017-5A A2R, 6.13% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,4	7,920,233	7,865,118
2013-5A SUB, due 11/21/27[4,12]	5,500,000	257,400
Venture XIV CLO Ltd.
2020-14A CRR, 6.99% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,4	8,000,000	7,724,654
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,12]	9,500,000	7,384,031
ABPCI Direct Lending Fund CLO VII, LP
2021-7A BR, 6.91% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 10/20/31◊,4	7,950,000	7,318,379

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Collateralized Loan Obligations - 11.9% (continued)
CIFC Funding 2017-II Ltd.
2021-2A DR, 7.34% (3 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 04/20/30◊,4	8,100,000	$7,206,565
Madison Park Funding XLVIII Ltd.
2021-48A D, 7.23% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/19/33◊,4	7,500,000	7,060,855
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 6.94% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37◊,4	7,350,000	6,962,102
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,12]	19,435,737	5,423,057
Cerberus Loan Funding XXXIII, LP
2021-3A C, 6.88% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 07/23/33◊,4	5,900,000	5,230,083
CHCP Ltd.
2021-FL1 D, 7.44% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 02/15/38◊,4	5,500,000	5,113,283
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 7.24% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/20/33◊,4	5,550,000	5,039,699
WhiteHorse X Ltd.
2015-10A E, 9.38% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,4	4,999,970	4,683,968
Cerberus Loan Funding XXXV, LP
2021-5A C, 6.68% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 09/22/33◊,4	5,150,000	4,665,311
Hull Street CLO Ltd.
2014-1A D, 7.79% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26◊,4	3,885,030	3,840,180
Cerberus Loan Funding XXVI, LP
2021-1A CR, 6.98% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/15/31◊,4	4,000,000	3,782,211
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 6.83% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/16/33◊,4	4,050,000	3,741,607
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[4,12]	7,895,000	3,124,367
BNPP IP CLO Ltd.
2014-2A E, 9.67% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25◊,4	5,945,346	3,020,236
Telos CLO Ltd.
2017-6A CR, 6.68% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27◊,4	2,987,839	2,975,551
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[4,12]	11,700,000	2,705,800
TCP Waterman CLO LLC
2016-1A A2, 7.77% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/15/28◊,4	2,724,245	2,696,284
HGI CRE CLO Ltd.
2021-FL2 D, 6.48% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 09/17/36◊,4	1,600,000	1,481,964
2021-FL2 E, 6.78% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/17/36◊,4	1,200,000	1,100,330

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Collateralized Loan Obligations - 11.9% (continued)
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,12]	6,400,000	$1,912,960
2013-3X SUB, due 10/15/30[12]	4,938,326	594,772
BDS Ltd.
2021-FL9 E, 6.94% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/16/38◊,4	2,700,000	2,465,559
Denali Capital CLO XI Ltd.
2018-1A BRR, 6.39% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28◊,4	2,500,000	2,450,665
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[4,12]	11,900,000	2,074,170
Goldentree Loan Management US CLO 4 Ltd.
2021-4A DR, 7.48% (3 Month USD LIBOR + 3.15%, Rate Floor: 3.15%) due 04/24/31◊,4	2,000,000	1,848,562
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[4,12]	5,650,000	1,753,766
PFP Ltd.
2021-7 E, 7.33% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/14/38◊,4	1,789,911	1,675,339
Monroe Capital CLO Ltd.
2017-1A DR, 7.93% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26◊,4	1,453,597	1,434,691
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,12]	18,918,010	1,131,865
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,12]	13,790,000	1,003,291
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,12]	11,900,000	559,300
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,12]	1,500,000	550,905
Dryden Senior Loan Fund
due 01/15/31[12]	1,897,598	458,213
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[12]	6,270,000	44,893
West CLO Ltd.
2013-1A SUB, due 11/07/25[4,12]	5,300,000	6,837
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,12]	4,219,178	4,599
Copper River CLO Ltd.
2007-1A INC, due 01/20/21†††,10,12	8,150,000	3,189
Total Collateralized Loan Obligations		678,233,629
Transport-Aircraft - 3.6%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]	19,107,492	15,261,743
2017-1A, 3.97% due 05/16/42[4]	17,553,041	13,612,482
2021-2A, 3.54% due 01/15/47[4]	3,783,784	2,756,350
2020-1A, 4.34% due 01/16/40[4]	3,751,347	1,616,481
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	40,778,018	30,788,219
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	13,396,259	12,150,749
2019-1, 3.60% due 09/15/39[4]	5,766,012	4,668,870
2017-1, 6.30% due 02/15/42[4]	3,838,675	3,313,494
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	10,846,956	9,507,217
2019-1A, 3.97% due 04/15/39[4]	5,769,028	4,875,599
2016-1, 4.45% due 08/15/41	1,541,091	1,341,573
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	18,030,400	15,608,672
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,4	15,020,380	14,830,297
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	16,680,883	12,928,185
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	13,247,037	10,502,660

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Transport-Aircraft - 3.6% (continued)
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]		10,562,805	$8,628,883
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[4]		9,480,688	7,466,421
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[4]		9,117,555	5,338,490
2020-1A, 3.23% due 03/15/40[4]		559,973	423,406
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,8]		6,913,328	5,719,027
WAVE LLC
2019-1, 3.60% due 09/15/44[4]		7,245,847	5,481,879
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[4]		5,910,603	4,827,368
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[4]		5,361,332	4,106,741
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]		4,371,326	3,901,779
Slam Ltd.
2021-1A, 3.42% due 06/15/46[4]		3,262,320	2,651,789
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[4]		2,538,516	1,942,066
Stripes Aircraft Ltd.
2013-1 A1, 7.85% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23◊,†††		360,124	348,063
Total Transport-Aircraft			204,598,503
Financial - 2.5%
HarbourVest Structured Solutions IV Holdings, LP
6.12% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		23,234,292	23,241,494
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	12,900,000	13,816,001
Madison Avenue Secured Funding Trust
2021-1, 5.07% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,4		20,750,000	20,750,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		23,976,300	20,358,036
Thunderbird A
5.50% due 03/01/37†††		13,057,961	12,731,512
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		13,206,731	12,690,084
Lightning A
5.50% due 03/01/37†††		12,766,824	12,447,653
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		12,499,190	11,889,536
Ceamer Finance LLC
3.69% due 03/22/31†††		5,817,840	5,329,782
Thunderbird B
7.50% due 03/01/37†††		2,626,601	2,521,537
Lightning B
7.50% due 03/01/37†††		2,568,039	2,465,318
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	1,653,079	1,770,460
Total Financial			140,011,413
Infrastructure - 0.9%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]		39,650,000	32,929,428
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[4]		11,750,000	9,579,239
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[10]		6,507,746	6,431,641
Total Infrastructure			48,940,308
Whole Business - 0.8%
TSGE
2017-1, 6.25% due 09/25/31†††		42,342,819	39,171,765
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]		2,669,625	2,560,608
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[4]		2,079,000	2,042,801

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Whole Business - 0.8% (continued)
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[4]		380,000	$342,284
Total Whole Business			44,117,458
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]		13,550,000	11,893,621
2020-SFR2, 4.50% due 10/19/37[4]		13,250,000	11,758,986
2020-SFR2, 3.37% due 10/19/37[4]		8,550,000	7,408,456
Total Single Family Residence			31,061,063
Net Lease - 0.3%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[4]		21,105,000	16,889,580
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[4]		4,250,000	3,431,380
Total Asset-Backed Securities
(Cost $1,268,328,433)			1,167,283,334

SENIOR FLOATING RATE INTERESTS††,◊ - 20.5%
Consumer, Cyclical - 5.1%
MB2 Dental Solutions LLC
10.42% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		35,472,455	34,836,132
Zephyr Bidco Ltd.
8.21% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.44%) due 07/23/25	GBP	20,850,000	20,542,493
10.96% (1 Month GBP SONIA + 7.50%, Rate Floor: 8.19%) due 07/23/26	GBP	1,540,417	1,379,894
FR Refuel LLC
9.19% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/08/28		21,115,122	20,164,941
Packers Holdings LLC
7.54% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		22,726,554	19,786,420
Pacific Bells LLC
9.34% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		18,649,585	17,468,507
BCPE Empire Holdings, Inc.
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/11/26		16,731,000	16,249,984
Rent-A-Center, Inc.
7.69% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		10,421,666	10,017,826
SP PF Buyer LLC
8.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		15,228,928	9,951,191
Mavis Tire Express Services TopCo Corp.
8.50% (1 Month Term SOFR + 4.00%, Rate Floor: 5.75%) due 05/04/28		9,864,434	9,392,322
BCP V Modular Services Holdings IV Ltd.
6.70% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR	8,200,000	8,151,083
NFM & J LLC
10.13% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27		8,342,030	8,148,981
Flamingo
5.64% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/24/28	EUR	7,945,312	7,738,361
Loire Finco Luxembourg SARL
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 04/21/27		7,705,412	7,178,901
First Brands Group LLC
7.94% (3 Month Term SOFR + 5.00%, Rate Floor: 7.00%) due 03/30/27		7,393,064	6,979,053

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 20.5% (continued)
Consumer, Cyclical - 5.1% (continued)
The Facilities Group
10.27% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27		6,966,852	$6,805,627
Holding SOCOTEC
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/30/28		7,078,500	6,636,094
CNT Holdings I Corp.
7.24% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27		6,867,010	6,635,248
Camin Cargo Control, Inc.
10.88% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26†††		6,562,602	6,414,221
BGIS (BIFM CA Buyer, Inc.)
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		6,721,725	6,402,443
ImageFIRST Holdings LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28		6,725,099	6,321,593
Accuride Corp.
9.98% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		6,961,543	5,836,836
PAI Holdco, Inc.
8.16% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 10/28/27		5,923,189	5,193,926
Galls LLC
11.19% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 01/31/25†††		3,462,025	3,375,474
11.16% (3 Month USD LIBOR + 6.75%, Rate Floor: 8.25%) due 01/31/25†††		465,007	453,381
10.98% ((1 Month USD LIBOR + 6.75%) and (3 Month USD LIBOR + 6.75%), Rate Floor: 7.75%) due 01/31/24†††		408,028	398,404
Verisure Holding AB
3.75% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	3,051,053	3,077,096
5.38% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	1,070,000	1,060,947
Congruex Group LLC
9.99% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29		4,218,713	4,092,152
Breitling Financing SARL
5.63% (3 Month EURIBOR + 3.43%, Rate Floor: 3.43%) due 10/25/28	EUR	3,800,000	3,924,008
CD&R Firefly Bidco Ltd.
6.54% (3 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP	3,350,000	3,694,315
Alexander Mann
8.46% (3 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	3,000,000	3,418,158
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
8.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		4,703,612	3,257,251
Eagle Parent Corp.
8.83% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29		3,176,000	3,112,480
SHO Holding I Corp.
9.66% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/27/24†††		3,585,256	2,688,942
9.64% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/27/24†††		60,373	45,280
Checkers Drive-In Restaurants, Inc.
8.99% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24		3,261,671	2,641,954
Adevinta ASA
5.20% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 06/26/28	EUR	2,123,333	2,209,363

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 20.5% (continued)
Consumer, Cyclical - 5.1% (continued)
CCRR Parent, Inc.
8.14% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28		1,866,750	$1,772,628
Fertitta Entertainment LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29		1,216,200	1,154,027
EG Finco Ltd.
8.30% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP	952,500	1,030,984
Total Consumer, Cyclical			289,638,921
Consumer, Non-cyclical - 4.4%
Women's Care Holdings, Inc.
7.87% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		30,911,712	28,844,646
Mission Veterinary Partners
7.37% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28†††		21,181,875	18,851,869
Quirch Foods Holdings LLC
8.99% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††		19,509,282	17,753,447
National Mentor Holdings, Inc.
8.33% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28		20,876,663	14,532,454
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28		479,283	333,633
Dhanani Group, Inc.
10.44% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 06/10/27†††		14,566,364	14,420,700
HAH Group Holding Co. LLC
9.43% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		14,718,352	14,000,833
PetIQ LLC
8.57% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28		14,282,756	12,854,480
Southern Veterinary Partners LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		13,166,611	12,585,042
Blue Ribbon LLC
10.12% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		16,692,308	12,373,173
LaserAway Intermediate Holdings II LLC
9.76% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27		12,409,189	12,129,982
Florida Food Products LLC
9.38% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28		12,857,456	11,700,285
Sigma Holding BV (Flora Food)
3.74% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	12,019,549	11,107,881
Hearthside Group Holdings LLC
8.07% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25		6,653,844	5,885,325
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		4,975,263	4,410,222
EyeCare Partners LLC
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28		8,064,063	6,761,716
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27		2,145,066	1,708,910
Nidda Healthcare Holding GmbH
5.39% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	7,897,239	7,717,929
Endo Luxembourg Finance Company I SARL
13.50% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28		7,653,125	6,103,367

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 20.5% (continued)
Consumer, Non-cyclical - 4.4% (continued)
Gibson Brands, Inc.
9.13% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††		8,217,000	$5,998,410
Pearl Intermediate Parent LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25		6,368,354	5,967,466
Confluent Health LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		5,091,245	4,310,604
Zep, Inc.
8.58% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24		3,672,376	3,161,915
Del Monte Foods, Inc.
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/16/29		3,094,674	2,998,925
Fender Musical Instruments Corp.
8.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/01/28		3,508,398	2,824,261
Mascot Bidco Oy
5.13% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 03/30/26	EUR	2,575,000	2,541,244
Medical Solutions Parent Holdings, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28		2,257,335	2,110,134
Kronos Acquisition Holdings, Inc.
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		2,029,014	1,925,027
Resonetics LLC
8.41% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28		1,784,502	1,695,277
Moran Foods LLC
11.73% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 04/01/24		411,446	333,271
15.48% (3 Month USD LIBOR + 10.75%, Rate Floor: 11.75%) due 10/01/24		538,794	312,501
1.00% (3 Month USD LIBOR, Rate Floor: 1.00%) due 04/01/24		53,562	43,386
Weber-Stephen Products LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 10/30/27		421,813	358,541
TGP Holdings LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		198,723	157,985
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		13,040	10,367
Total Consumer, Non-cyclical			248,825,208
Industrial - 4.1%
CapStone Acquisition Holdings, Inc.
9.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27†††		25,999,028	24,894,069
United Airlines, Inc.
8.11% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		25,053,750	24,691,974
Arcline FM Holdings LLC
9.48% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28		20,935,000	19,853,288
Hunter Douglas, Inc.
7.86% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29		20,895,000	18,301,722
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		13,725,000	14,099,006

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 20.5% (continued)
Industrial - 4.1% (continued)
DXP Enterprises, Inc.
9.95% (6 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 12/23/27		12,838,896	$12,180,903
Minerva Bidco Ltd.
6.81% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 07/30/25	GBP	11,000,000	12,156,516
American Bath Group LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/23/27		13,749,487	12,006,052
Merlin Buyer, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		11,011,363	10,295,624
TransDigm, Inc.
6.98% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25		9,945,913	9,828,650
Fugue Finance BV
5.20% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	9,279,690	9,590,769
Dispatch Terra Acquisition LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28		10,241,221	8,602,626
Air Canada
8.13% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		6,172,652	6,087,778
Pelican Products, Inc.
8.71% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28		6,325,908	5,630,058
Valcour Packaging LLC
7.98% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/04/28†††		6,252,750	5,127,255
TK Elevator Midco GmbH
4.90% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27	EUR	4,615,721	4,599,369
Service Logic Acquisition, Inc.
8.41% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27		4,432,969	4,189,155
Saverglass
6.24% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/19/29	EUR	3,700,000	3,623,440
ILPEA Parent, Inc.
8.89% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28†††		3,626,909	3,427,429
Integrated Power Services Holdings, Inc.
8.88% ((1 Month USD LIBOR + 4.50%) and (Commercial Prime Lending Rate + 3.50%), Rate Floor: 5.25%) due 11/22/28†††		3,467,983	3,346,604
Rinchem Company LLC
9.18% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 03/02/29†††		3,532,250	3,329,146
Protective Industrial Products, Inc.
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27		3,230,149	2,939,436
MI Windows And Doors LLC
7.92% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/18/27		2,447,280	2,416,689
DG Investment Intermediate Holdings 2, Inc.
7.82% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28		2,487,275	2,375,347
LTI Holdings, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25		2,329,255	2,225,161
Filtration Group Corp.
5.40% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	1,247,440	1,288,148
YAK MAT (YAK ACCESS LLC)
13.64% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		12,220,199	1,283,121

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 20.5% (continued)
Industrial - 4.1% (continued)
AI Convoy Luxembourg SARL
5.53% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR	1,153,168	$1,173,299
Icebox Holdco III, Inc.
8.23% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28		1,184,917	1,090,124
API Heat Transfer
14.67% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 14.67%) due 01/01/24†††,14		1,380,520	704,065
14.67% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 14.67%) due 10/02/23†††,14		246,299	209,354
Schur Flexibles GmbH
3.47% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR	787,500	626,938
Duran Group Holding GMBH
5.65% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/29/24†††	EUR	416,090	422,809
6.34% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/20/24†††	EUR	81,858	83,180
Transcendia Holdings, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24		557,598	401,470
Total Industrial			233,100,574
Technology - 3.0%
Planview Parent, Inc.
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		21,389,622	19,804,437
Sitecore Holding III A/S
9.02% (3 Month EURIBOR + 7.00%, Rate Floor: 7.00%) due 03/12/26†††	EUR	8,839,973	9,377,039
11.72% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††		7,240,077	7,170,762
Avalara, Inc.
11.83% (3 Month Term SOFR + 7.25%, Rate Floor: 8.00%) due 10/19/28		16,000,000	15,775,328
Datix Bidco Ltd.
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		9,112,505	8,900,184
9.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 8.44%) due 04/27/26†††	GBP	4,225,000	5,002,886
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	1,000,000	1,180,730
12.20% (6 Month Term SOFR + 7.75%, Rate Floor: 9.26%) due 04/27/26†††		461,709	452,244
Polaris Newco LLC
7.67% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††		16,879,300	15,432,635
RLDatix
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 10/28/24†††	GBP	8,500,000	10,036,206
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/27/25†††		3,400,533	3,321,301
12.20% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††		912,001	893,305
Aston FinCo SARL
8.20% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP	12,805,650	14,242,261
Team.Blue Finco SARL
5.90% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR	10,339,869	10,395,793
Peraton Corp.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		7,895,247	7,696,208
Project Boost Purchaser LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26		6,690,285	6,443,614

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 20.5% (continued)
Technology - 3.0% (continued)
Apttus Corp.
8.66% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		6,154,005	$5,738,610
Imprivata, Inc.
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/01/27		4,825,750	4,643,288
VT TopCo, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25		4,299,347	4,156,050
Sitecore USA, Inc.
11.72% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††		4,104,291	4,064,998
AVS Group GmbH
5.37% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 09/10/26	EUR	3,750,000	3,731,123
Atlas CC Acquisition Corp.
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		3,077,031	2,578,121
Greenway Health LLC
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24		3,427,708	2,310,275
Misys Ltd.
6.87% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24		2,365,595	2,086,644
24-7 Intouch, Inc.
9.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25		2,215,481	2,043,782
Boxer Parent Company, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25		1,805,970	1,726,147
Total Technology			169,203,971
Financial - 2.1%
Jones Deslauriers Insurance Management, Inc.
8.81% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	39,588,679	27,200,673
Orion Advisor Solutions, Inc.
8.16% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27		21,242,752	19,304,351
HighTower Holding LLC
8.28% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		18,614,375	17,001,067
Higginbotham Insurance Agency, Inc.
9.63% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 11/25/26†††		15,344,271	14,897,753
Camelia Bidco Banc Civica
8.20% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	12,975,000	13,567,910
Eisner Advisory Group
9.69% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/28/28†††		10,922,625	10,267,268
Teneo Holdings LLC
9.67% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25		6,284,304	6,032,932
Duff & Phelps
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27		4,324,041	4,030,828
Alter Domus
8.06% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 02/17/28		3,840,770	3,725,547
Cross Financial Corp.
8.44% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27		3,343,485	3,282,199

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 20.5% (continued)
Financial - 2.1% (continued)
Eisner Advisory Group
9.69% (1 Month Term SOFR + 5.25%, Rate Floor: 6.00%) due 07/28/28		1,208,870	$1,136,338
Nexus Buyer LLC
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		1,024,005	979,020
Total Financial			121,425,886
Communications - 1.2%
Syndigo LLC
8.84% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27		24,912,603	22,421,343
Xplornet Communications, Inc.
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		25,110,907	19,419,017
FirstDigital Communications LLC
8.69% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/17/26		10,550,000	10,299,843
Radiate Holdco LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		7,645,859	6,182,824
Zayo Group Holdings, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,146,447	4,961,474
McGraw Hill LLC
8.32% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28		1,068,370	1,003,264
Cincinnati Bell, Inc.
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/28		990,000	970,200
Flight Bidco, Inc.
11.88% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26		1,000,000	903,330
SFR Group S.A.
8.65% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26		432,000	400,861
Total Communications			66,562,156
Basic Materials - 0.4%
CTEC III GmbH
5.70% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR	3,800,000	3,819,291
LTI Holdings, Inc.
9.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		3,875,361	3,691,282
GrafTech Finance, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		3,379,917	3,337,668
Illuminate Buyer LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		3,237,829	3,095,008
American Rock Salt Company LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/09/28		2,711,727	2,542,244
Vectra Co.
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25		2,470,242	1,935,434
Ascend Performance Materials Operations LLC
8.83% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 08/27/26		1,481,704	1,391,691
Total Basic Materials			19,812,618
Utilities - 0.1%
Hamilton Projects Acquiror LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27		7,785,086	7,652,117

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 20.5% (continued)
Utilities - 0.1% (continued)
Granite Generation LLC
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	668,327	$647,756
Total Utilities		8,299,873
Energy - 0.1%
Venture Global Calcasieu Pass LLC
7.01% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††	5,471,685	5,485,364
Permian Production Partners LLC
12.39% (1 Month USD LIBOR + 6.00%, Rate Floor: 10.39%) (in-kind rate was 2.00%) due 11/24/25†††,14	1,137,860	1,132,171
Total Energy		6,617,535
Total Senior Floating Rate Interests
(Cost $1,291,877,258)		1,163,486,742

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.4%
Residential Mortgage-Backed Securities - 6.7%
FKRT
2.21% due 11/30/58†††,10	33,850,000	32,491,939
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	21,710,376	11,668,888
2006-WMC3, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,594,002	5,993,722
2006-HE3, 4.71% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36◊	5,344,977	4,603,023
2006-WMC4, 4.51% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	7,472,903	4,006,598
2006-WMC4, 4.47% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36◊	3,159,805	1,687,966
Ameriquest Mortgage Securities Trust
2006-M3, 4.56% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36◊	19,819,785	11,379,468
2006-M3, 4.63% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 10/25/36◊	32,106,352	10,458,680
2006-M3, 4.49% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	13,347,203	4,348,022
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,8]	25,342,212	22,445,255
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 4.75% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37◊	24,076,836	9,174,729
2007-HE2, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	18,346,336	6,957,659
2007-HE4, 4.56% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	6,829,425	4,855,178
2007-HE4, 4.64% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	2,044,442	1,236,705
RALI Series Trust
2006-QO6, 4.75% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	6,981,577
2007-QO2, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	13,056,696	4,729,557
2006-QO8, 4.79% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 10/25/46◊	3,918,650	3,664,507
2006-QO6, 4.85% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,871,026
2006-QO2, 4.93% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	1,294,543

2006-QO6, 4.91% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,198,824
2006-QO2, 5.07% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	720,251
2006-QO2, 4.83% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	213,333	45,197
Long Beach Mortgage Loan Trust
2006-6, 4.89% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	13,886,443	5,609,073
2006-8, 4.71% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	16,658,692	4,664,184

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.4% (continued)
Residential Mortgage-Backed Securities - 6.7% (continued)
2006-4, 4.71% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 05/25/36◊	10,038,300	$3,102,208
2006-1, 4.77% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36◊	3,775,788	3,072,764
2006-6, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	4,324,070	1,739,723
2006-8, 4.57% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	4,514,192	1,259,505
2006-6, 4.59% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 07/25/36◊	2,503,113	1,004,376
American Home Mortgage Assets Trust
2006-6, 4.60% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46◊	7,677,975	6,182,537
2006-1, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/46◊	6,750,230	5,692,320
2006-3, 2.99% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	5,153,425	3,564,247
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,8]	13,981,266	13,460,641
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.61% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36◊	21,870,668	7,479,882
2006-2, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	16,684,583	5,705,181
OBX Trust
2022-NQM9, 6.45% due 09/25/62[4,8]	8,359,659	8,138,284
2022-NQM8, 6.10% due 09/25/62[4,8]	4,779,172	4,627,917
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 4.61% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36◊	19,582,237	9,237,824
2006-HE6, 4.59% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 09/25/36◊	4,356,535	1,632,254
2007-HE4, 4.62% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37◊	3,830,866	1,268,869
IXIS Real Estate Capital Trust
2007-HE1, 4.55% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	24,162,536	6,106,417
2007-HE1, 4.62% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	17,118,817	4,326,261
GSAMP Trust
2007-NC1, 4.52% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	18,560,923	9,853,738
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,8]	9,779,422	9,368,702
Master Asset-Backed Securities Trust
2006-WMC3, 4.71% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 08/25/36◊	10,177,766	3,564,862

2006-HE3, 4.59% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 08/25/36◊	9,561,313	2,902,259
2006-HE3, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,038,781	2,440,040
GSAA Home Equity Trust
2006-3, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	10,506,897	5,699,718
2006-9, 4.87% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	7,585,952	2,398,798

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.4% (continued)
Residential Mortgage-Backed Securities - 6.7% (continued)
2007-7, 4.93% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	483,959	$458,867
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 4.64% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	10,116,003	8,307,093
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,10	8,650,000	7,295,246
Home Equity Loan Trust
2007-FRE1, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	7,122,666	6,645,163
Argent Securities Trust
2006-W5, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	9,198,215	6,042,395
Lehman XS Trust Series
2006-18N, 4.75% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36◊	3,932,022	3,673,232
2006-10N, 4.81% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	2,522,288	2,297,269
First NLC Trust
2007-1, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37◊,4	6,648,473	3,095,520
2007-1, 4.46% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37◊,4	5,041,750	2,346,107
Alternative Loan Trust
2007-OA7, 4.75% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	6,459,829	5,407,040
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.81% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 02/25/37◊	7,078,715	2,110,370
2007-HE2, 4.91% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37◊	5,123,976	1,527,687
2007-HE2, 4.63% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 02/25/37◊	4,074,086	1,214,310
2007-HE2, 5.23% (1 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 02/25/37◊	1,657,891	494,314
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.62% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	7,457,099	3,387,931
2007-HE4, 4.56% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	2,863,364	1,730,745
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[4,8]	4,950,875	4,838,747
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[4,8]	4,933,813	4,782,304
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 5.15% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 03/25/37◊	10,772,468	4,254,620
HSI Asset Securitization Corporation Trust
2007-HE1, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37◊	5,934,083	4,218,983
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 04/25/26◊,4	3,850,000	3,721,079
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	3,802,039	3,632,858
First Franklin Mortgage Loan Trust
2006-FF16, 4.81% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	7,605,149	3,265,302

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.4% (continued)
Residential Mortgage-Backed Securities - 6.7% (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.89% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,915,247	$3,091,040
Morgan Stanley Mortgage Loan Trust
2006-9AR, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,384,696	2,504,651
Alliance Bancorp Trust
2007-OA1, 4.87% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	2,029,739	1,660,217
Nomura Resecuritization Trust
2015-4R, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	1,671,084	1,498,413
Morgan Stanley Re-REMIC Trust
2010-R5, 2.18% due 06/26/36[4]	549,705	479,290
Asset-Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	149,858	147,041
Total Residential Mortgage-Backed Securities		380,043,731
Commercial Mortgage-Backed Securities - 1.2%
BX Commercial Mortgage Trust
2021-VOLT, 6.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,4	19,750,000	18,366,876
2019-XL, 6.75% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 10/15/36◊,4	1,989,000	1,903,867
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,4	8,256,000	7,048,916
2020-DUNE, 6.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36◊,4	7,340,000	6,861,800
2020-DUNE, 6.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,4	2,750,000	2,595,650
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.96% (1 Month USD LIBOR + 2.64%, Rate Floor: 2.64%) due 06/15/38◊,4	15,000,000	13,897,310
SMRT
2022-MINI, 6.29% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	10,000,000	9,298,397
MHP
2022-MHIL, 6.95% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,4	8,744,927	8,065,677

Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	96,395	96,191
Total Commercial Mortgage-Backed Securities		68,134,684
Military Housing - 0.5%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52◊,4,13	220,648,835	13,353,543
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,4	9,000,000	9,011,610

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.4% (continued)
Military Housing - 0.5% (continued)
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,4		5,521,214	$5,003,379
Total Military Housing			27,368,532
Total Collateralized Mortgage Obligations
(Cost $605,162,339)			475,546,947

U.S. GOVERNMENT SECURITIES†† - 1.7%
U.S. Treasury Bonds
due 08/15/51[11,15,16]		164,620,000	53,513,974
U.S. Treasury Notes
4.38% due 10/31/24[11]		23,000,000	22,934,414
4.25% due 10/15/25[11]		18,300,000	18,285,703
Total U.S. Government Securities
(Cost $109,588,536)			94,734,091

FOREIGN GOVERNMENT DEBT†† - 1.1%
Government of Japan
(0.24)% due 01/30/23[17]	JPY	1,375,000,000	10,476,918
(0.24)% due 01/11/23[17]	JPY	1,100,000,000	8,380,620
(0.28)% due 01/06/23[17]	JPY	832,000,000	6,338,682
Province of New Brunswick Canada T-Bill
4.15% due 02/02/23[17]	CAD	13,000,000	9,565,284
Newfoundland T-Bill
3.90% due 01/16/23[17]	CAD	9,000,000	6,635,817
4.23% due 01/09/23[17]	CAD	985,000	726,872
4.11% due 01/12/23[17]	CAD	750,000	553,245
European Stability Mechanism Treasury Bill
1.13% due 01/12/23[17]	EUR	5,000,000	5,353,004
Kingdom of Sweden
1.49% due 01/18/23[17]	SEK	50,000,000	4,789,966
Quebec T-Bill
4.14% due 01/27/23[17]	CAD	4,000,000	2,945,381
4.24% due 01/06/23[17]	CAD	670,000	494,594
4.11% due 01/20/23[17]	CAD	475,000	350,059
Ontario T-Bill
4.04% due 01/04/23[17]	CAD	2,015,000	1,487,829
4.11% due 01/18/23[17]	CAD	600,000	442,286
4.23% due 02/01/23[17]	CAD	357,000	262,720
Province of Manitoba Canada T-Bill
4.13% due 01/25/23[17]	CAD	939,000	691,823
3.85% due 01/11/23[17]	CAD	381,000	281,133
Alberta T-Bill
4.23% due 01/31/23[17]	CAD	1,000,000	735,968
Nova Scotia T-Bill
4.13% due 01/24/23[17]	CAD	830,000	611,424
Total Foreign Government Debt
(Cost $60,343,870)			61,123,625

CONVERTIBLE BONDS†† - 0.3%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[15]		12,240,000	9,908,280
Communications - 0.1%
Cable One, Inc.
due 03/15/26[15]		5,750,000	4,516,625
Total Convertible Bonds
(Cost $15,240,603)			14,424,905

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
4.28% due 04/20/23[2,17]		5,000,000	4,934,812
2.82% due 01/12/23[17]		3,600,000	3,596,875
Total U.S. Treasury Bills
(Cost $8,532,073)			8,531,687

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
12.20% due 09/30/26	EUR	404,966	418,542
11.30% due 09/30/26	EUR	274,888	284,103
11.94% due 09/30/26	EUR	71,585	73,984
Total Industrial			776,629
Total Senior Fixed Rate Interests
(Cost $764,982)			776,629

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Contracts/ Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	164,200,000	$611,882
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	164,200,000	611,881
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	164,200,000	695,888
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	162,650,000	689,319
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	82,100,000	347,944
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	80,550,000	341,375
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	66,950,000	283,737
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	66,950,000	249,485
Total Interest Rate Options			3,831,511
Foreign Exchange Options
Morgan Stanley Capital Services LLC Foreign Exchange EUR/GBP Expiring January 2023 with strike price of EUR 0.88 (Notional Value $11,739,750)	EUR	11,000,000	160,398
Barclays Bank plc Foreign Exchange EUR/GBP Expiring January 2023 with strike price of EUR 0.86 (Notional Value $5,016,075)	EUR	4,700,000	154,455
Morgan Stanley Capital Services LLC Foreign Exchange USD/SEK Expiring January 2023 with strike price of $10.42	USD	12,100,000	121,291
J.P. Morgan Securities plc Foreign Exchange EUR/CAD Expiring January 2023 with strike price of EUR 1.42 (Notional Value $4,002,187)	EUR	3,750,000	80,197
J.P. Morgan Securities plc Foreign Exchange USD/SEK Expiring January 2023 with strike price of $10.28	USD	4,000,000	72,269
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.76	USD	4,000,000	60,636
Citibank, N.A. Foreign Exchange NOK/SEK Expiring January 2023 with strike price of NOK 1.05 (Notional Value $3,958,989)	NOK	39,000,000	57,621
Deutsche Bank AG Foreign Exchange NOK/SEK Expiring January 2023 with strike price of NOK 1.06 (Notional Value $11,470,917)	NOK	113,000,000	54,884
Morgan Stanley Capital Services LLC Foreign Exchange USD/NOK Expiring January 2023 with strike price of $10.07	USD	11,600,000	50,958
Barclays Bank plc Foreign Exchange EUR/USD Expiring January 2023 with strike price of EUR 1.08 (Notional Value $11,472,938)	EUR	10,750,000	41,894

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Contracts/ Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.1% (continued)
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.92	USD	4,100,000	$37,475
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $10.16	USD	11,250,000	35,301
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2023 with strike price of EUR 1.07 (Notional Value $4,002,187)	EUR	3,750,000	29,306
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.87	USD	4,200,000	23,266
Bank of America, N.A. Foreign Exchange EUR/CAD Expiring January 2023 with strike price of EUR 1.46 (Notional Value $11,739,750)	EUR	11,000,000	14,315
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $10.06	USD	11,000,000	4,755
Total Foreign Exchange Options			999,021
Put Options on:
Foreign Exchange Options
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.92	USD	4,100,000	68,042
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.66	USD	11,250,000	51,048
Morgan Stanley Capital Services LLC Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.59	USD	11,600,000	33,089
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2023 with strike price of EUR 1.07 (Notional Value $4,002,187)	EUR	3,750,000	30,776
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.87	USD	4,200,000	30,345
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.76	USD	4,000,000	26,290
J.P. Morgan Securities plc Foreign Exchange USD/SEK Expiring January 2023 with strike price of $10.28	USD	4,000,000	23,789
Barclays Bank plc Foreign Exchange EUR/USD Expiring January 2023 with strike price of EUR 1.05 (Notional Value $11,472,938)	EUR	10,750,000	22,740
Citibank, N.A. Foreign Exchange NOK/SEK Expiring January 2023 with strike price of NOK 1.05 (Notional Value $3,958,989)	NOK	39,000,000	14,877
Deutsche Bank AG Foreign Exchange NOK/SEK Expiring January 2023 with strike price of NOK 1.03 (Notional Value $11,470,917)	NOK	113,000,000	12,314

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Contracts/ Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.1% (continued)
Morgan Stanley Capital Services LLC Foreign Exchange USD/SEK Expiring January 2023 with strike price of $9.96	USD	12,100,000	$4,768
Bank of America, N.A. Foreign Exchange EUR/CAD Expiring January 2023 with strike price of EUR 1.41 (Notional Value $11,739,750)	EUR	11,000,000	873
J.P. Morgan Securities plc Foreign Exchange EUR/CAD Expiring January 2023 with strike price of EUR 1.42 (Notional Value $4,002,187)	EUR	3,750,000	309
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring January 2023 with strike price of $9.47	USD	11,000,000	97
Barclays Bank plc Foreign Exchange EUR/GBP Expiring January 2023 with strike price of EUR 0.86 (Notional Value $5,016,075)	EUR	4,700,000	7
Morgan Stanley Capital Services LLC Foreign Exchange EUR/GBP Expiring January 2023 with strike price of EUR 0.85 (Notional Value $11,739,750)	EUR	11,000,000	2
Total Foreign Exchange Options			319,366
Total OTC Options Purchased
(Cost $5,743,260)			5,149,898

OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.7%
Call Swaptions on:
Interest Rate Swaptions
Citibank, N.A. 5-Year Interest Rate Swap Expiring October 2027 with exercise rate of 3.10% (Notional Value $114,729,375)	EUR	107,500,000	4,926,050
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2027 with exercise rate of 2.69%	USD	92,814,000	2,761,172
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2032 with exercise rate of 2.39%	USD	72,235,000	2,020,308
Citibank, N.A. 20-Year Interest Rate Swap Expiring April 2029 with exercise rate of 2.38%	USD	24,141,000	1,699,377
Barclays Bank plc 20-Year Interest Rate Swap Expiring April 2027 with exercise rate of 1.58% (Notional Value $22,554,375)	GBP	18,750,000	991,567
Total Interest Rate Swaptions			12,398,474
Put Swaptions on:
Interest Rate Swaptions
Barclays Bank plc 20-Year Interest Rate Swap Expiring April 2027 with exercise rate of 1.58% (Notional Value $22,554,375)	GBP	18,750,000	6,694,955
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2032 with exercise rate of 2.39%	USD	72,235,000	5,555,379
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2027 with exercise rate of 2.69%	USD	92,814,000	5,383,123
Citibank, N.A. 5-Year Interest Rate Swap Expiring October 2027 with exercise rate of 3.10% (Notional Value $114,729,375)	EUR	107,500,000	4,946,595
Citibank, N.A. 20-Year Interest Rate Swap Expiring April 2029 with exercise rate of 2.38%	USD	24,141,000	4,340,465
Total Interest Rate Swaptions			26,920,517
Total OTC Interest Rate Swaptions Purchased
(Cost $36,571,675)			39,318,991
Total Investments - 99.1%
(Cost $6,468,067,681)			5,617,903,619

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Contracts/ Notional Value		Value
OTC OPTIONS WRITTEN†† - (0.1)%
Call Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring January 2023 with strike price of $139.45	USD	3,000,000	$(39)
J.P. Morgan Securities plc Foreign Exchange AUD/JPY Expiring January 2023 with strike price of AUD 93.90 (Notional Value $3,051,675)	AUD	4,500,000	(107)
UBS AG Foreign Exchange USD/CAD Expiring January 2023 with strike price of $1.39	USD	2,750,000	(328)
J.P. Morgan Securities plc Foreign Exchange CAD/JPY Expiring January 2023 with strike price of CAD 100.55 (Notional Value $19,262,703)	CAD	26,100,000	(855)
UBS AG Foreign Exchange NZD/JPY Expiring January 2023 with strike price of NZD 88.84 (Notional Value $2,687,913)	NZD	4,250,000	(1,001)
Goldman Sachs International Foreign Exchange CAD/JPY Expiring January 2023 with strike price of CAD 102.60 (Notional Value $2,767,630)	CAD	3,750,000	(1,114)
Barclays Bank plc Foreign Exchange AUD/JPY Expiring January 2023 with strike price of AUD 93.76 (Notional Value $2,034,450)	AUD	3,000,000	(2,272)
J.P. Morgan Securities plc Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.08 (Notional Value $3,051,675)	AUD	4,500,000	(4,177)
Morgan Stanley Capital Services LLC Foreign Exchange AUD/CAD Expiring January 2023 with strike price of AUD 0.93 (Notional Value $2,848,230)	AUD	4,200,000	(10,078)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Contracts/ Notional Value		Value
OTC OPTIONS WRITTEN†† - (0.1%) (continued)
J.P. Morgan Securities plc Foreign Exchange AUD/JPY Expiring January 2023 with strike price of AUD 91.40 (Notional Value $19,666,350)	AUD	29,000,000	$(13,210)
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.07 (Notional Value $2,882,137)	AUD	4,250,000	(14,953)
UBS AG Foreign Exchange NZD/JPY Expiring January 2023 with strike price of NZD 87.02 (Notional Value $19,289,725)	NZD	30,500,000	(25,845)
Bank of America, N.A. Foreign Exchange USD/CAD Expiring January 2023 with strike price of $1.36	USD	20,500,000	(41,092)
Barclays Bank plc Foreign Exchange CAD/JPY Expiring January 2023 with strike price of CAD 99.52 (Notional Value $20,295,952)	CAD	27,500,000	(47,854)
Deutsche Bank AG Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.07 (Notional Value $10,172,250)	AUD	15,000,000	(101,295)
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.07 (Notional Value $20,344,500)	AUD	30,000,000	(157,693)
Deutsche Bank AG Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.06 (Notional Value $10,172,250)	AUD	15,000,000	(170,214)
J.P. Morgan Securities plc Foreign Exchange NZD/USD Expiring January 2023 with strike price of NZD 0.64 (Notional Value $19,605,950)	NZD	31,000,000	(194,345)
UBS AG Foreign Exchange AUD/CAD Expiring January 2023 with strike price of AUD 0.92 (Notional Value $19,666,350)	AUD	29,000,000	(197,238)
Total Foreign Exchange Options			(983,710)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Contracts/ Notional Value		Value
Put Options on:
Foreign Exchange Options
J.P. Morgan Securities plc Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.05 (Notional Value $3,051,675)	AUD	4,500,000	$(108)
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.05 (Notional Value $2,882,137)	AUD	4,250,000	(959)
UBS AG Foreign Exchange USD/CAD Expiring January 2023 with strike price of $1.34	USD	2,750,000	(2,078)
Morgan Stanley Capital Services LLC Foreign Exchange AUD/CAD Expiring January 2023 with strike price of AUD 0.90 (Notional Value $2,848,230)	AUD	4,200,000	(5,317)
J.P. Morgan Securities plc Foreign Exchange AUD/JPY Expiring January 2023 with strike price of AUD 88.95 (Notional Value $3,051,675)	AUD	4,500,000	(15,193)
Deutsche Bank AG Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.06 (Notional Value $10,172,250)	AUD	15,000,000	(17,088)
Goldman Sachs International Foreign Exchange USD/JPY Expiring January 2023 with strike price of $132.05	USD	3,000,000	(24,064)
Barclays Bank plc Foreign Exchange AUD/JPY Expiring January 2023 with strike price of AUD 89.09 (Notional Value $2,034,450)	AUD	3,000,000	(25,856)
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.07 (Notional Value $20,344,500)	AUD	30,000,000	(26,788)
Deutsche Bank AG Foreign Exchange AUD/NZD Expiring January 2023 with strike price of AUD 1.07 (Notional Value $10,172,250)	AUD	15,000,000	(28,855)
Goldman Sachs International Foreign Exchange CAD/JPY Expiring January 2023 with strike price of CAD 98.15 (Notional Value $2,767,630)	CAD	3,750,000	(47,342)
UBS AG Foreign Exchange NZD/JPY Expiring January 2023 with strike price of NZD 84.41 (Notional Value $2,687,913)	NZD	4,250,000	(56,077)
UBS AG Foreign Exchange AUD/CAD Expiring January 2023 with strike price of AUD 0.92 (Notional Value $19,666,350)	AUD	29,000,000	(145,868)
Bank of America, N.A. Foreign Exchange USD/CAD Expiring January 2023 with strike price of $1.36	USD	20,500,000	(163,412)
J.P. Morgan Securities plc Foreign Exchange NZD/USD Expiring January 2023 with strike price of NZD 0.64 (Notional Value $19,605,950)	NZD	31,000,000	(285,414)
J.P. Morgan Securities plc Foreign Exchange AUD/JPY Expiring January 2023 with strike price of AUD 91.40 (Notional Value $19,666,350)	AUD	29,000,000	(439,327)
Barclays Bank plc Foreign Exchange CAD/JPY Expiring January 2023 with strike price of CAD 99.52 (Notional Value $20,295,952)	CAD	27,500,000	(525,514)
J.P. Morgan Securities plc Foreign Exchange CAD/JPY Expiring January 2023 with strike price of CAD 100.55 (Notional Value $19,262,703)	CAD	26,100,000	(628,564)
UBS AG Foreign Exchange NZD/JPY Expiring January 2023 with strike price of NZD 87.02 (Notional Value $19,289,725)	NZD	30,500,000	(889,295)
Total Foreign Exchange Options			(3,327,119)
Total OTC Options Written
(Premiums received $4,522,730)			(4,310,829)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Contracts/ Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,18 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
J.P. Morgan Securities plc 5-Year Interest Rate Swap Expiring April 2025 with exercise rate of 2.70%	USD	22,032,000	$(539,837)
Total Interest Rate Swaptions			(539,837)
Put Swaptions on:
Interest Rate Swaptions
J.P. Morgan Securities plc 5-Year Interest Rate Swap Expiring April 2025 with exercise rate of 2.70%	USD	22,032,000	(1,096,665)
Total Interest Rate Swaptions			(1,096,665)
Total OTC Interest Rate Swaptions Written
(Premiums received $1,546,646)			(1,636,502)
Other Assets & Liabilities, net - 1.0%			59,506,576
Total Net Assets - 100.0%			$5,671,462,864

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Silver Futures Contracts	571	Mar 2023	$68,919,700	$8,315,832
Gold 100 oz. Futures Contracts	389	Feb 2023	71,183,110	2,796,698
			$140,102,810	$11,112,530

Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	1,470	Mar 2024	$350,760,375	$(936,233)

Centrally Cleared Credit Default Swap Agreements††
Counterparty	Exchange	Index	Protection	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.33.V1	Sold	1.00%	Quarterly	12/20/24	70,000,000	$487,832	$975,858	$(488,026)
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.38.V1	Purchased	1.00%	Quarterly	12/20/27	EUR 116,000,000	(533,176)	(329,228)	(203,948)
								$(45,344)	$646,630	$(691,974)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31		180,000,000	$27,496,636	$1,387	$27,495,249
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	1.78%	Annually	03/11/32		23,700,000	3,288,979	404	3,288,575
J.P. Morgan Securities LLC	LCH	Receive	6-Month Budapest Interbank Offering Rate	9.08%	Semi-Annually	07/26/25	HUF	18,000,000,000	550,282	12,357	537,925
J.P. Morgan Securities LLC	LCH	Receive	6-Month EURIBOR	3.10%	Semi-Annually	11/02/32	EUR	12,119,000	(32,150)	(274,903)	242,753
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	2.38%	Annually	04/16/49		472,000	–	(78,319)	78,319
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	2.39%	Annually	04/12/37		2,030,000	–	(73,064)	73,064
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	2.69%	Annually	04/21/32		5,398,000	(87,403)	(127,693)	40,290
J.P. Morgan Securities LLC	LCH	Pay	Swiss Average Rate O/N	2.15%	Annually	10/21/27	CHF	20,250,000	29,838	79	29,759
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	2.70%	Annually	04/22/30		3,932,000	90,026	62,458	27,568
J.P. Morgan Securities LLC	LCH	Pay	6-Month Australian Bank Bill Rate	4.66%	Semi-Annually	10/20/28	AUD	37,450,000	26,518	122	26,396
J.P. Morgan Securities LLC	LCH	Pay	Sterling Overnight Interbank Average Rate	1.58%	Annually	04/12/47	GBP	6,504,000	(1,663,348)	(1,606,427)	(56,921)
J.P. Morgan Securities LLC	LCH	Pay	Overnight Tokyo Average Rate	0.19%	Annually	10/20/24	JPY	5,720,000,000	(61,414)	1,571	(62,985)
J.P. Morgan Securities LLC	LCH	Receive	3-Month CZK PRIBOR	4.94%	Quarterly	10/21/25	CZK	1,100,000,000	(224,225)	(39,100)	(185,125)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	2.67%	Annually	04/19/27		7,583,000	(345,814)	241	(346,055)
J.P. Morgan Securities LLC	LCH	Pay	1D Euro Short Term Rate	0.92%	Annually	04/12/27	EUR	6,017,000	(531,825)	987	(532,812)
J.P. Morgan Securities LLC	LCH	Pay	Sterling Overnight Interbank Average Rate	0.85%	Annually	12/03/26	GBP	4,491,000	(645,744)	(47,419)	(598,325)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.08%	Annually	12/06/28		6,071,000	(829,845)	(100,091)	(729,754)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.23%	Annually	12/03/31		6,975,000	(1,236,795)	(174,065)	(1,062,730)
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27		664,200,000	(27,857,777)	2,938	(27,860,715)
									$(2,034,061)	$(2,438,537)	$404,476

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	79,500,000	98,521,170 USD	01/17/23	$2,377,287
JPMorgan Chase Bank, N.A.	JPY	Buy	12,415,167,540	93,632,951 USD	01/06/23	979,105
JPMorgan Chase Bank, N.A.	AUD	Buy	84,756,765	57,114,057 USD	01/05/23	597,231
JPMorgan Chase Bank, N.A.	USD	Sell	23,681,102	233,737,347 NOK	01/13/23	189,340
Goldman Sachs International	USD	Sell	11,000,000	1,460,112,500 JPY	01/20/23	149,109
Goldman Sachs International	EUR	Buy	20,680,000	22,033,399 USD	01/13/23	129,763
Barclays Bank plc	EUR	Buy	15,350,000	16,342,222 USD	01/17/23	113,531
JPMorgan Chase Bank, N.A.	NZD	Buy	33,520,000	21,184,566 USD	01/06/23	104,202
UBS AG	EUR	Buy	9,550,000	10,137,848 USD	01/13/23	97,073
Citibank, N.A.	CAD	Buy	11,800,000	8,645,855 USD	01/17/23	72,637
Deutsche Bank AG	EUR	Buy	5,740,000	6,097,513 USD	01/13/23	54,158
Deutsche Bank AG	JPY	Buy	238,735,600	1,857,032 USD	12/07/23	52,834
JPMorgan Chase Bank, N.A.	NOK	Buy	64,384,973	6,524,913 USD	01/13/23	50,406
Barclays Bank plc	CAD	Sell	9,000,000	6,692,520 USD	01/17/23	42,823
Bank of America, N.A.	USD	Sell	6,500,000	856,776,050 JPY	01/20/23	42,160
Morgan Stanley Capital Services LLC	EUR	Buy	4,630,000	4,923,516 USD	01/13/23	38,546
JPMorgan Chase Bank, N.A.	CAD	Buy	14,112,000	10,389,228 USD	01/18/23	37,559
JPMorgan Chase Bank, N.A.	EUR	Buy	17,510,000	183,403,226 NOK	01/13/23	35,743
Bank of America, N.A.	USD	Sell	3,300,000	32,624,680 NOK	01/13/23	31,797
JPMorgan Chase Bank, N.A.	USD	Sell	10,895,250	113,874,277 SEK	01/13/23	27,441
Bank of America, N.A.	AUD	Buy	2,670,000	1,791,493 USD	01/05/23	26,523
JPMorgan Chase Bank, N.A.	EUR	Buy	2,280,000	25,228,276 SEK	01/13/23	23,653
JPMorgan Chase Bank, N.A.	SEK	Sell	50,000,000	4,813,246 USD	01/18/23	15,754
Barclays Bank plc	CAD	Buy	5,250,000	3,863,504 USD	01/11/23	15,347
Deutsche Bank AG	CAD	Buy	2,201,549	1,621,289 USD	12/28/23	12,926
JPMorgan Chase Bank, N.A.	EUR	Buy	1,405,000	1,493,721 USD	01/17/23	12,490
JPMorgan Chase Bank, N.A.	EUR	Buy	1,440,000	1,532,462 USD	01/13/23	10,814
JPMorgan Chase Bank, N.A.	USD	Sell	18,440,000	2,416,258,453 JPY	01/20/23	10,038
UBS AG	GBP	Sell	950,000	1,155,115 USD	01/09/23	6,494
Morgan Stanley Capital Services LLC	GBP	Buy	1,140,000	1,372,833 USD	01/09/23	5,512
Barclays Bank plc	GBP	Sell	740,000	899,324 USD	01/09/23	4,609
Bank of America, N.A.	USD	Sell	1,190,000	12,440,957 SEK	01/13/23	3,323
Barclays Bank plc	EUR	Buy	420,000	447,430 USD	01/13/23	2,692
Barclays Bank plc	GBP	Buy	2,020,000	2,439,645 USD	01/09/23	2,685
Barclays Bank plc	GBP	Buy	750,000	904,132 USD	01/09/23	2,673
Citibank, N.A.	EUR	Buy	310,000	329,564 USD	01/13/23	2,669
UBS AG	CHF	Buy	4,619,553	4,995,894 USD	01/06/23	2,496
Morgan Stanley Capital Services LLC	GBP	Sell	460,000	558,491 USD	01/09/23	2,317
JPMorgan Chase Bank, N.A.	NZD	Buy	4,300,000	2,729,171 USD	01/13/23	2,156
UBS AG	USD	Sell	200,000	2,097,487 SEK	01/13/23	1,189
Goldman Sachs International	AUD	Buy	2,000,000	1,360,870 USD	01/05/23	940
JPMorgan Chase Bank, N.A.	EUR	Buy	750,000	803,591 USD	01/13/23	198
JPMorgan Chase Bank, N.A.	GBP	Buy	130,000	156,987 USD	01/09/23	192
Morgan Stanley Capital Services LLC	EUR	Sell	540,000	578,596 USD	01/13/23	(133)
JPMorgan Chase Bank, N.A.	USD	Buy	960,000	1,299,600 CAD	01/05/23	(148)
Morgan Stanley Capital Services LLC	GBP	Sell	120,000	144,914 USD	01/09/23	(175)
Barclays Bank plc	GBP	Buy	400,000	484,074 USD	01/17/23	(331)
Citibank, N.A.	EUR	Sell	140,000	149,673 USD	01/13/23	(368)
UBS AG	CAD	Sell	515,000	379,695 USD	01/04/23	(786)
JPMorgan Chase Bank, N.A.	AUD	Buy	12,450,000	8,478,218 USD	01/05/23	(952)
Citibank, N.A.	CAD	Sell	172,000	126,122 USD	01/18/23	(962)
UBS AG	CAD	Sell	670,000	493,980 USD	01/06/23	(1,020)
Barclays Bank plc	CAD	Sell	250,000	183,618 USD	01/12/23	(1,091)
Goldman Sachs International	USD	Buy	2,960,000	4,008,047 CAD	01/05/23	(1,155)
JPMorgan Chase Bank, N.A.	CAD	Sell	4,000,000	2,954,428 USD	01/27/23	(1,169)
Citibank, N.A.	CAD	Sell	1,000,000	737,500 USD	01/31/23	(1,416)
Deutsche Bank AG	GBP	Buy	2,660,000	3,217,739 USD	01/09/23	(1,601)
Barclays Bank plc	CAD	Sell	381,000	279,832 USD	01/11/23	(1,662)
Citibank, N.A.	EUR	Sell	240,000	255,511 USD	01/13/23	(1,702)
Morgan Stanley Capital Services LLC	USD	Buy	500,000	4,913,590 NOK	01/19/23	(1,938)
Deutsche Bank AG	USD	Buy	4,010,000	5,430,466 CAD	01/05/23	(2,041)
Citibank, N.A.	CAD	Sell	357,000	261,640 USD	02/01/23	(2,154)
JPMorgan Chase Bank, N.A.	CAD	Sell	500,000	366,799 USD	01/12/23	(2,618)
Barclays Bank plc	NOK	Sell	3,112,449	315,194 USD	01/13/23	(2,665)
UBS AG	CAD	Sell	2,750,000	2,029,052 USD	01/11/23	(2,728)
Citibank, N.A.	CAD	Sell	475,000	348,064 USD	01/20/23	(2,899)
UBS AG	GBP	Buy	2,720,000	3,292,039 USD	01/09/23	(3,357)
JPMorgan Chase Bank, N.A.	USD	Buy	450,000	4,450,950 NOK	01/20/23	(4,698)
Morgan Stanley Capital Services LLC	EUR	Sell	620,000	659,496 USD	01/13/23	(4,970)
Citibank, N.A.	CAD	Sell	830,000	608,071 USD	01/24/23	(5,205)
JPMorgan Chase Bank, N.A.	CAD	Sell	985,000	722,524 USD	01/09/23	(5,213)
Citibank, N.A.	CAD	Sell	939,000	687,720 USD	01/25/23	(6,099)
JPMorgan Chase Bank, N.A.	GBP	Sell	1,450,000	1,746,828 USD	01/09/23	(6,329)
UBS AG	EUR	Sell	3,030,000	3,240,491 USD	01/13/23	(6,819)
Bank of America, N.A.	GBP	Sell	1,350,000	1,625,181 USD	01/09/23	(7,070)
Bank of America, N.A.	USD	Buy	5,460,000	7,400,921 CAD	01/05/23	(7,818)
UBS AG	EUR	Sell	2,000,000	1,765,914 GBP	01/13/23	(8,069)
Deutsche Bank AG	CAD	Sell	2,050,000	1,505,504 USD	01/18/23	(9,158)
JPMorgan Chase Bank, N.A.	CAD	Sell	1,500,000	1,098,056 USD	01/04/23	(10,141)
JPMorgan Chase Bank, N.A.	USD	Buy	5,000,000	4,630,465 CHF	01/06/23	(10,196)
Bank of America, N.A.	NZD	Sell	1,500,000	942,093 USD	01/06/23	(10,567)
JPMorgan Chase Bank, N.A.	EUR	Sell	13,450,000	141,018,899 NOK	01/13/23	(13,066)
Barclays Bank plc	EUR	Sell	1,678,000	1,794,717 USD	03/31/23	(13,326)
Barclays Bank plc	EUR	Sell	1,610,000	1,712,101 USD	01/13/23	(13,367)
JPMorgan Chase Bank, N.A.	CAD	Sell	2,500,000	1,830,154 USD	01/11/23	(16,918)
JPMorgan Chase Bank, N.A.	USD	Buy	10,874,072	113,573,451 SEK	01/13/23	(19,764)
JPMorgan Chase Bank, N.A.	CAD	Sell	27,075,382	19,981,389 USD	01/05/23	(21,967)
Morgan Stanley Capital Services LLC	AUD	Sell	5,170,000	3,497,972 USD	01/05/23	(22,305)
UBS AG	SEK	Buy	45,125,782	4,356,864 USD	01/13/23	(28,450)
Deutsche Bank AG	EUR	Sell	3,540,000	3,765,143 USD	01/13/23	(28,745)
JPMorgan Chase Bank, N.A.	NZD	Sell	30,310,000	19,217,666 USD	01/06/23	(32,410)
UBS AG	EUR	Sell	5,000,000	5,316,125 USD	01/12/23	(42,078)
Goldman Sachs International	NZD	Sell	6,670,000	4,192,846 USD	01/06/23	(43,315)
JPMorgan Chase Bank, N.A.	GBP	Buy	7,267,568	8,837,312 USD	01/09/23	(50,283)
UBS AG	EUR	Sell	9,430,000	10,052,127 USD	01/13/23	(54,190)
Bank of America, N.A.	CAD	Sell	52,760,000	38,926,295 USD	01/17/23	(55,706)
Deutsche Bank AG	USD	Buy	1,000,000	138,690,000 JPY	01/04/23	(56,613)
JPMorgan Chase Bank, N.A.	EUR	Sell	8,480,000	9,021,316 USD	01/13/23	(66,866)
UBS AG	NZD	Buy	2,300,000	200,284,000 JPY	01/20/23	(68,186)
JPMorgan Chase Bank, N.A.	CAD	Buy	2,510,000	252,631,500 JPY	01/05/23	(70,558)
JPMorgan Chase Bank, N.A.	CAD	Sell	12,490,000	9,152,541 USD	01/18/23	(75,817)
UBS AG	NZD	Sell	11,000,000	6,904,678 USD	01/06/23	(81,493)
UBS AG	CAD	Sell	13,000,000	9,523,817 USD	02/02/23	(82,217)
JPMorgan Chase Bank, N.A.	NZD	Sell	14,410,000	9,062,451 USD	01/06/23	(89,433)
Goldman Sachs International	EUR	Sell	10,800,000	11,477,680 USD	01/13/23	(96,892)
JPMorgan Chase Bank, N.A.	EUR	Sell	10,360,000	114,647,737 SEK	01/13/23	(106,136)
Citibank, N.A.	JPY	Sell	1,375,000,000	10,405,672 USD	01/30/23	(108,371)
JPMorgan Chase Bank, N.A.	EUR	Sell	22,678,922	24,163,688 USD	01/06/23	(129,202)
Goldman Sachs International	USD	Buy	6,700,000	896,800,360 JPY	01/20/23	(147,777)
JPMorgan Chase Bank, N.A.	USD	Buy	7,600,000	1,016,121,520 JPY	01/20/23	(158,889)
Goldman Sachs International	AUD	Sell	18,970,000	12,748,536 USD	01/05/23	(168,227)
Bank of America, N.A.	JPY	Sell	1,651,055,045	12,402,431 USD	01/20/23	(204,675)
JPMorgan Chase Bank, N.A.	USD	Buy	40,370,000	397,458,350 NOK	01/13/23	(220,461)
Barclays Bank plc	NZD	Sell	48,183,933	30,344,795 USD	01/06/23	(257,132)
UBS AG	JPY	Sell	832,000,000	6,026,016 USD	01/06/23	(314,392)
Citibank, N.A.	JPY	Sell	1,100,000,000	8,023,537 USD	01/11/23	(365,149)
JPMorgan Chase Bank, N.A.	AUD	Sell	59,060,000	39,780,271 USD	01/05/23	(433,965)
Barclays Bank plc	EUR	Sell	209,420,000	223,104,550 USD	01/17/23	(1,401,233)
						$93,438

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Citibank, N.A. 5-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-Annually	3.10%	10/29/27	3.10%	$114,729,375	$4,926,050
Deutsche Bank AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.69%	04/19/27	2.69%	92,814,000	2,761,172
Deutsche Bank AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.39%	04/08/32	2.39%	72,235,000	2,020,308
Citibank, N.A. 20-Year Interest Rate Swap	Pay	SOFR	Annual	2.38%	04/12/29	2.38%	24,141,000	1,699,377
Barclays Bank plc 20-Year Interest Rate Swap	Pay	SONIA	Annual	1.58%	04/12/27	1.58%	22,554,375	991,567
								$12,398,474
Put
Barclays Bank plc 20-Year Interest Rate Swap	Receive	SONIA	Annual	1.58%	04/12/27	1.58%	22,554,375	6,694,955
Deutsche Bank AG 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.39%	04/08/32	2.39%	72,235,000	5,555,379
Deutsche Bank AG 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.69%	04/19/27	2.69%	92,814,000	5,383,123
Citibank, N.A. 5-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-Annually	3.10%	10/29/27	3.10%	114,729,375	4,946,595
Citibank, N.A. 20-Year Interest Rate Swap	Receive	SOFR	Annual	2.38%	04/12/29	2.38%	24,141,000	4,340,465
								$26,920,517

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
J.P. Morgan Securities plc 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.70%	04/17/25	2.70%	$22,032,000	$(539,837)
Put
J.P. Morgan Securities plc 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.70%	04/17/25	2.70%	22,032,000	(1,096,665)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[3]	Affiliated issuer.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,500,858,618 (cost $2,882,170,494), or 44.1% of total net assets.
[5]	Rate indicated is the 7-day yield as of December 31, 2022.
[6]	Perpetual maturity.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
[9]	Security is in default of interest and/or principal obligations.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $47,819,602 (cost $55,732,002), or 0.8% of total net assets — See Note 6.
[11]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements At December 31, 2022, the total market value of segregated or earmarked securities was $161,278,210 — See Note 2.
[12]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[13]	Security is an interest-only strip.
[14]	Payment-in-kind security.
[15]	Zero coupon rate security.
[16]	Security is a principal-only strip.
[17]	Rate indicated is the effective yield at the time of purchase.
[18]	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

AUD — Australian Dollar

CAD — Canadian Dollar

CDX.NA.IG.33.V1 — Credit Default Swap North American Investment Grade Series 33 Index Version 1

CHF — Swiss Franc

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

CZK — Czech Koruna

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1

JPY — Japanese Yen

LCH — London Clearing House

LIBOR — London Interbank Offered Rate

NOK — Norwegian Krone

plc — Public Limited Company

PPV — Public-Private Venture

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$63,482,271	$7,907,746	$775,292		$72,165,309
Preferred Stocks	—	374,785,789	—	*	374,785,789
Warrants	142,785	10,516	76		153,377
Exchange-Traded Funds	41,000,709	—	—		41,000,709
Mutual Funds	169,096,272	—	—		169,096,272
Closed-End Funds	30,489,315	—	—		30,489,315
Money Market Funds	15,506,417	—	—		15,506,417
Corporate Bonds	—	1,773,983,776	110,345,806		1,884,329,582
Asset-Backed Securities	—	984,657,167	182,626,167		1,167,283,334
Senior Floating Rate Interests	—	904,849,464	258,637,278		1,163,486,742
Collateralized Mortgage Obligations	—	429,040,019	46,506,928		475,546,947
U.S. Government Securities	—	94,734,091	—		94,734,091
Foreign Government Debt	—	61,123,625	—		61,123,625
Convertible Bonds	—	14,424,905	—		14,424,905
U.S. Treasury Bills	—	8,531,687	—		8,531,687
Senior Fixed Rate Interests	—	776,629	—		776,629
Options Purchased	—	5,149,898	—		5,149,898
Interest Rate Swaptions Purchased	—	39,318,991	—		39,318,991
Commodity Futures Contracts**	11,112,530	—	—		11,112,530
Interest Rate Swap Agreements**	—	31,839,898	—		31,839,898
Forward Foreign Currency Exchange Contracts**	—	5,390,435	—		5,390,435
Total Assets	$330,830,299	$4,736,524,636	$598,891,547		$5,666,246,482

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$4,310,829	$—	$4,310,829
Interest Rate Swaptions Written	—	1,636,502	—	1,636,502
Interest Rate Futures Contracts**	936,233	—	—	936,233
Credit Default Swap Agreements**	—	691,974	—	691,974
Interest Rate Swap Agreements**	—	31,435,422	—	31,435,422
Forward Foreign Currency Exchange Contracts**	—	5,296,997	—	5,296,997
Unfunded Loan Commitments (Note 5)	—	—	1,735,842	1,735,842
Total Liabilities	$936,233	$43,371,724	$1,735,842	$46,043,799

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $115,475,042 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$102,385,905	Yield Analysis	Yield	6.0%-8.6%	7.3%
Asset-Backed Securities	59,484,128	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	20,752,945	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	3,189	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	32,491,938	Model Price	Market Comparable Yields	7.7%	—
Collateralized Mortgage Obligations	14,014,990	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	768,695	Enterprise Value	Valuation Multiple	2.7x-12.7x	6.3x
Common Stocks	6,597	Model Price	Liquidation Value	—	—
Corporate Bonds	63,981,298	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	22,503,780	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	22,220,000	Yield Analysis	Yield	6.4%	—
Corporate Bonds	1,559,880	Model Price	Purchase Price	—	—
Corporate Bonds	80,848	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	111,104,151	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	121,474,450	Yield Analysis	Yield	10.1%-13.3%	11.0%
Senior Floating Rate Interests	16,744,458	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	5,485,364	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	3,828,855	Model Price	Market Comparable Yields	12.9%	—
Warrants	76	Model Price	Liquidation Value	—	—
Total Assets	$598,891,547
Liabilities:
Unfunded Loan Commitments	$1,735,842	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had securities with a total value of $38,479,467 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $182,352,619 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$207,143,109	$46,238,951	$127,361,189	$468,693,415	$76	$801,687	$2,750,527	$852,988,954	$(2,356,646)
Purchases/(Receipts)	8,814,119	-	-	1,447,395	-	10,695	-	10,272,209	(561,503)
(Sales, maturities and paydowns)/Fundings	(34,169,227)	(15,766)	(17,600,013)	(70,283,870)	-	(34,345)	(2,801,412)	(124,904,633)	879,706
Amortization of premiums/discounts	58,781	(5,739)	11,673	674,420	-	-	4,225	743,360	125,137
Total realized gains (losses) included in earnings	(3,582,426)	(26)	(4,199,988)	(2,422,648)	-	29,321	(132,088)	(10,307,855)	53,719
Total change in unrealized appreciation (depreciation) included in earnings	4,361,811	289,508	5,563,528	3,611,135	-	(32,066)	178,748	13,972,664	123,745
Transfers into Level 3	-	-	1,498,853	36,980,614	-	-	-	38,479,467	-
Transfers out of Level 3	-	-	(2,289,436)	(180,063,183)	-	-	-	(182,352,619)	-
Ending Balance	$182,626,167	$46,506,928	$110,345,806	$258,637,278	$76	$775,292	$-	$598,891,547	$(1,735,842)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$(1,162,851)	$289,508	$715,028	$1,404,477	$-	$(4,967)	$-	$1,241,195	$19,183

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which is scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	–	–
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	–	–
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	–	–
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	–	–
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	–	–
Platinum for Belize Blue Investment Company LLC, 2.10% due 10/20/40	3.60%	10/21/23	4.47%	10/21/25
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	–	–

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*	$22,763	$–	$–	$–	$–	$22,763	37,539	$–	$–
Targus Group International Equity, Inc.*	32,125	–	(34,345)	29,321	(27,101)	–	–	–	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	24,848,949	168,795	–	–	1,668,542	26,686,286	1,017,008	168,795	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	67,397,011	2,879,592	(10,000,000)	1,896,894	(2,296,369)	59,877,128	2,029,045	392,621	2,486,971
Guggenheim Strategy Fund II	18,015,885	214,864	–	–	53,134	18,283,883	760,561	213,793	–
Guggenheim Strategy Fund III	17,512,927	223,790	–	–	29,596	17,766,313	738,417	222,930	–
Guggenheim Ultra Short Duration Fund — Institutional Class	45,783,897	458,644	–	–	240,121	46,482,662	4,821,853	454,422	–
	$173,613,557	$3,945,685	$(10,034,345)	$1,926,215	$(332,077)	$169,119,035		$1,452,561	$2,486,971

*	Non-income producing security.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 45.9%
REITs - 45.9%
REITs-Diversified - 7.2%
Gaming and Leisure Properties, Inc.	30,823	$1,605,570
InvenTrust Properties Corp.	39,151	926,704
SBA Communications Corp.	1,807	506,520
American Tower Corp. — Class A	2,282	483,465
Total REITs-Diversified		3,522,259
REITs-Shopping Centers - 6.6%
NETSTREIT Corp.	76,315	1,398,854
SITE Centers Corp.	72,111	985,036
Brixmor Property Group, Inc.	37,426	848,447
Total REITs-Shopping Centers		3,232,337
REITs-Hotels - 5.6%
Ryman Hospitality Properties, Inc.	21,304	1,742,241
Xenia Hotels & Resorts, Inc.	74,965	988,039
Total REITs-Hotels		2,730,280
REITs-Single Tenant - 5.6%
Agree Realty Corp.	20,483	1,452,859
Four Corners Property Trust, Inc.	48,249	1,251,097
Total REITs-Single Tenant		2,703,956
REITs-Apartments - 4.9%
AvalonBay Communities, Inc.	7,540	1,217,861
Equity Residential	19,941	1,176,519
Total REITs-Apartments		2,394,380
REITs-Office Property - 4.8%
Alexandria Real Estate Equities, Inc.	9,230	1,344,534
Piedmont Office Realty Trust, Inc. — Class A	38,903	356,740
Cousins Properties, Inc.	14,009	354,288
Boston Properties, Inc.	4,972	336,008
Total REITs-Office Property		2,391,570
REITs-Health Care - 4.9%
CareTrust REIT, Inc.	68,119	1,265,651
Ventas, Inc.	24,568	1,106,788
Total REITs-Health Care		2,372,439
REITs-Warehouse/Industries - 3.9%
Rexford Industrial Realty, Inc.	35,301	1,928,847
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	8,184	1,170,312
Total REITs		22,446,380
Total Common Stocks
(Cost $23,323,713)		22,446,380

MONEY MARKET FUND† - 51.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 3.93%[1]	25,136,112	25,136,112
Total Money Market Fund
(Cost $25,136,112)		25,136,112
Total Investments - 97.3%
(Cost $48,459,825)		$47,582,492
Other Assets & Liabilities, net - 2.7%		1,343,187
Total Net Assets - 100.0%		$48,925,679

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	07/22/24	$10,695,196	$1,847,344
Goldman Sachs International	GS Equity Custom Basket	Receive	4.11% (Federal Funds Rate - 0.22%)	At Maturity	05/06/24	10,695,205	1,832,129
						$21,390,401	$3,679,473

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	46,301	(6.79)%	$430,468
Office Properties Income Trust	36,782	(4.59)%	376,821
Broadstone Net Lease, Inc.	39,264	(5.95)%	273,231
Essex Property Trust, Inc.	3,244	(6.43)%	176,953
Necessity Retail REIT, Inc.	62,021	(3.44)%	148,322
Apartment Income REIT Corp.	9,405	(3.02)%	96,401
Camden Property Trust	2,985	(3.12)%	87,530
Host Hotels & Resorts, Inc.	21,419	(3.21)%	59,746
Realty Income Corp.	17,784	(10.55)%	39,314
Federal Realty Investment Trust	5,951	(5.62)%	(1,024)
Phillips Edison & Company, Inc.	38,136	(11.35)%	(12,575)
Apple Hospitality REIT, Inc.	38,313	(5.65)%	(19,780)
STAG Industrial, Inc.	29,787	(9.00)%	(25,125)
Welltower, Inc.	7,872	(4.82)%	(35,346)
Mid-America Apartment Communities, Inc.	3,844	(5.65)%	(45,570)
Total Financial			1,549,366
Exchange-Traded Funds
Vanguard Real Estate ETF	14,015	(10.81)%	282,763
Total GS Equity Short Custom Basket			$1,832,129

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	46,301	(6.79)%	$428,762
Office Properties Income Trust	36,782	(4.59)%	375,814
Broadstone Net Lease, Inc.	39,264	(5.95)%	280,909
Essex Property Trust, Inc.	3,244	(6.43)%	180,280
Necessity Retail REIT, Inc.	62,021	(3.44)%	147,504
Apartment Income REIT Corp.	9,405	(3.02)%	96,784
Camden Property Trust	2,985	(3.12)%	87,590
Host Hotels & Resorts, Inc.	21,419	(3.21)%	59,426
Realty Income Corp.	17,784	(10.55)%	40,245
Federal Realty Investment Trust	5,951	(5.62)%	(534)
Phillips Edison & Company, Inc.	38,136	(11.35)%	(6,010)
Apple Hospitality REIT, Inc.	38,313	(5.65)%	(19,673)
STAG Industrial, Inc.	29,787	(9.00)%	(24,455)
Welltower, Inc.	7,872	(4.82)%	(34,353)
Mid-America Apartment Communities, Inc.	3,844	(5.64)%	(45,774)
Total Financial			1,566,514
Exchange-Traded Funds
Vanguard Real Estate ETF	14,015	(10.81)%	280,830
Total MS Equity Short Custom Basket			$1,847,344

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2022.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,446,380	$—	$—	$22,446,380
Money Market Fund	25,136,112	—	—	25,136,112
Equity Custom Basket Swap Agreements**	—	3,679,473	—	3,679,473
Total Assets	$47,582,492	$3,679,473	$—	$51,261,965

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
CLOSED-END FUNDS† - 5.3%
Nuveen California Quality Municipal Income Fund	49,986	$553,345
Invesco Trust for Investment Grade Municipals	40,355	405,568
BlackRock MuniVest Fund, Inc.	53,502	375,049
Invesco Municipal Trust	36,338	359,746
Nuveen AMT-Free Quality Municipal Income Fund	29,451	334,858
DWS Municipal Income Trust	36,925	317,924
BlackRock Municipal Income Quality Trust	11,602	131,683
BlackRock Municipal Income Fund, Inc.	11,571	131,099
BlackRock MuniHoldings California Quality Fund, Inc.	12,045	129,363
BlackRock MuniYield Quality Fund, Inc.	11,046	128,134
Total Closed-End Funds
(Cost $3,596,001)		2,866,769

MONEY MARKET FUND† - 4.4%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares, 3.37%[1]	2,426,088	2,426,088
Total Money Market Fund
(Cost $2,426,088)		2,426,088

	Face Amount
MUNICIPAL BONDS†† - 86.8%
California - 24.0%
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	$2,500,000	1,980,994
Stockton Unified School District General Obligation Unlimited
due 08/01/33[2]	2,000,000	1,365,955
due 08/01/37[2]	810,000	449,512
due 08/01/42[2]	250,000	106,423
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	2,158,383	1,691,622
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/50	1,000,000	1,066,787
San Diego Unified School District General Obligation Unlimited
due 07/01/39[2]	1,000,000	500,115
due 07/01/46[2]	1,360,000	483,655
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,6]	1,000,000	722,968
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	664,929
Sonoma Valley Unified School District General Obligation Unlimited
4.00% due 08/01/44	600,000	588,432
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	540,515
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	526,020
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	427,211
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	263,262
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51[6]	500,000	238,880
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	204,663
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	194,592
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	175,000	193,689
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	164,483
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	161,165
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	141,960
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	115,633
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	107,399
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/44	100,000	106,319
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	105,750

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
MUNICIPAL BONDS†† - 86.8% (continued)
California - 24.0% (continued)
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	$100,000	$78,175
Total California		13,191,108
Texas - 16.1%
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	2,000,000	1,596,311
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,309,448
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	1,250,000	1,290,058
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/47	1,000,000	1,049,370
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	937,139
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	579,921
Southwest Independent School District General Obligation Unlimited
due 02/01/42[2]	500,000	222,468
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	214,565
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	214,565
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	207,911
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	206,755
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	200,485
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	182,787
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	115,000	121,058
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	107,238
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	106,687
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	105,504
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	103,912
San Antonio Education Facilities Corp. Revenue Bonds
5.00% due 06/01/23	10,000	9,983
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	5,000	5,125
Leander Independent School District General Obligation Unlimited
due 08/15/24[2]	5,000	2,809
Total Texas		8,774,099
New York - 8.9%
New York City Municipal Water Finance Authority Revenue Bonds
5.00% due 06/15/49	1,000,000	1,057,830
3.85% (VRDN) due 06/15/41[4]	480,000	480,000
3.78% (VRDN) due 06/15/51[4]	200,000	200,000
New York City Housing Development Corp. Revenue Bonds
3.85% (VRDN) due 05/01/61[4]	750,000	750,000
3.85% (VRDN) due 11/01/60[4]	250,000	250,000
State of New York Mortgage Agency Revenue Bonds
3.85% (VRDN) due 04/01/47[4]	750,000	750,000
New York City Industrial Development Agency Revenue Bonds
4.00% due 03/01/32	500,000	522,093
New York State Urban Development Corp. Revenue Bonds
3.82% (VRDN) due 03/15/33[4]	300,000	300,000
New York State Dormitory Authority Revenue Bonds
4.00% due 08/01/43	250,000	250,015
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	201,773

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
MUNICIPAL BONDS†† - 86.8% (continued)
New York - 8.9% (continued)
New York Power Authority Revenue Bonds
4.00% due 11/15/45	$100,000	$94,000
Total New York		4,855,711
North Carolina - 3.2%
University of North Carolina at Chapel Hill Revenue Bonds
3.73% (VRDN) due 02/01/24[4]	700,000	700,000
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	693,333
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	319,865
Total North Carolina		1,713,198
Ohio - 3.1%
Dayton-Montgomery County Port Authority Revenue Bonds
1.83% due 09/01/38	1,600,000	1,258,351
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	214,042
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	205,021
Total Ohio		1,677,414
Tennessee - 2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds
2.25% due 07/01/45	1,500,000	1,017,889
City of Shelbyville & Bedford County Health Educational & Housing Facility Board Revenue Bonds
2.21% due 06/01/38	500,000	394,656
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	165,350
Total Tennessee		1,577,895
Oregon - 2.6%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	577,387
due 06/15/50[2]	400,000	103,935
due 06/15/49[2]	350,000	95,871
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	558,092
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	105,055
Total Oregon		1,440,340
Arizona - 2.7%
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,157,785	854,781
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	258,107
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	208,990
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	108,625
Total Arizona		1,430,503
Colorado - 2.4%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	715,529
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	214,715
City & County of Denver Colorado Dedicated Excise Tax Revenue Bonds
due 08/01/30[2]	200,000	150,417
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	114,924
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	105,168
Total Colorado		1,300,753
Virginia - 2.3%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,290,000	1,103,562
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	159,627
Total Virginia		1,263,189
Massachusetts - 2.1%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds
3.50% (VRDN) due 01/01/37[4]	1,000,000	1,000,000

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
MUNICIPAL BONDS†† - 86.8% (continued)
Massachusetts - 2.1% (continued)
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	$150,000	$161,981
Total Massachusetts		1,161,981
District of Columbia - 1.8%
District of Columbia Revenue Bonds
4.00% due 03/01/39	1,000,000	1,014,212
West Virginia - 1.8%
West Virginia University Revenue Bonds
5.00% due 10/01/41	600,000	657,224
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	304,716
Total West Virginia		961,940
Illinois - 1.7%
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	410,688
Illinois Finance Authority Revenue Bonds
5.00% due 10/01/38	250,000	288,209
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	204,459
County of State Clair Illinois Highway Revenue Bonds
4.25% due 01/01/23	40,000	40,000
Total Illinois		943,356
Pennsylvania - 1.7%
Pennsylvania Turnpike Commission Revenue Bonds
3.80% (VRDN) due 12/01/39[4]	800,000	800,000
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	109,301
Owen J Roberts School District General Obligation Unlimited
5.00% due 05/15/23	25,000	25,184
Total Pennsylvania		934,485
Washington - 1.5%
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	216,186
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	212,289
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	210,900
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	179,594
Total Washington		818,969
New Jersey - 1.1%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	330,702
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	267,149
Total New Jersey		597,851
Oklahoma - 1.0%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	346,867
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	211,119
Total Oklahoma		557,986
Michigan - 0.9%
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	202,409
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	188,354
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	102,739
Total Michigan		493,502
Missouri - 0.7%
Industrial Development Authority of the City of State Louis Missouri Revenue Bonds
2.22% due 12/01/38	494,329	406,869
Arkansas - 0.6%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	344,720
Louisiana - 0.5%
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	271,003
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,294
Total Louisiana		276,297
Alaska - 0.5%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	265,620

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
MUNICIPAL BONDS†† - 86.8% (continued)
Nebraska - 0.4%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	$200,000	$212,045
South Carolina - 0.4%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	207,879
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	202,679
Connecticut - 0.4%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	245,971	200,027
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	108,779
Florida - 0.2%
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	100,000	107,395
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	106,799
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	104,670
Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/26[4]	100,000	102,386
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/23	60,000	60,000
New Mexico - 0.0%
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	20,000	20,458
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,221
Total Municipal Bonds
(Cost $54,589,888)		47,440,336

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.7%
Government Agency - 2.7%
Freddie Mac Multifamily
1.90% due 11/25/37	1,955,827	1,480,851
Total Collateralized Mortgage Obligations
(Cost $2,006,850)		1,480,851

U.S. TREASURY BILLS††,5 - 0.3%
U.S. Treasury Bills
2.91% due 01/19/23	120,000	119,807
2.83% due 01/19/23	50,000	49,920
Total U.S. Treasury Bills
(Cost $169,754)		169,727
Total Investments - 99.5%
(Cost $62,788,581)		$54,383,771
Other Assets & Liabilities, net - 0.5%		272,984
Total Net Assets - 100.0%		$54,656,755

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.67%	Quarterly	09/27/51	$2,850,000	$945,733	$335	$945,398
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.28%	Quarterly	11/04/50	800,000	318,634	199	318,435
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.48%	Annually	01/27/29	1,350,000	159,742	267	159,475
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.11%	Annually	10/26/27	2,400,000	35,705	146	35,559
								$1,459,814	$947	$1,458,867

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2022.
[2]	Zero coupon rate security.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
[4]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread.
[5]	Rate indicated is the rate effective at December 31, 2022.
[6]	Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR --- London Interbank Offered Rate
VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$2,866,769	$—	$—	$2,866,769
Money Market Fund	2,426,088	—	—	2,426,088
Municipal Bonds	—	47,440,336	—	47,440,336
Collateralized Mortgage Obligations	—	1,480,851	—	1,480,851
U.S. Treasury Bills	—	169,727	—	169,727
Interest Rate Swap Agreements**	—	1,458,867	—	1,458,867
Total Assets	$5,292,857	$50,549,781	$—	$55,842,638

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 92.1%
REITs - 92.1%
REITs-Diversified - 16.8%
Equinix, Inc.	36,836	$24,128,685
VICI Properties, Inc.[1]	410,411	13,297,316
Gaming and Leisure Properties, Inc.	204,238	10,638,757
Digital Realty Trust, Inc.	96,417	9,667,733
WP Carey, Inc.	79,885	6,243,013
American Tower Corp. — Class A	12,242	2,593,590
SBA Communications Corp.	9,086	2,546,897
InvenTrust Properties Corp.	103,115	2,440,732
EPR Properties	28,181	1,062,987
Total REITs-Diversified		72,619,710
REITs-Warehouse/Industries - 14.1%
Prologis, Inc.[1]	390,218	43,989,276
Rexford Industrial Realty, Inc.	172,492	9,424,963
Americold Realty Trust, Inc.[1]	105,460	2,985,573
First Industrial Realty Trust, Inc.	50,927	2,457,737
Terreno Realty Corp.	29,679	1,687,845
Total REITs-Warehouse/Industries		60,545,394
REITs-Apartments - 12.6%
AvalonBay Communities, Inc.	92,368	14,919,279
Equity Residential[1]	246,037	14,516,183
Invitation Homes, Inc.	247,478	7,335,248
Essex Property Trust, Inc.[1]	20,914	4,432,095
Mid-America Apartment Communities, Inc.	24,908	3,910,307
UDR, Inc.	100,633	3,897,516
American Homes 4 Rent — Class A	114,058	3,437,708
Camden Property Trust	17,253	1,930,266
Total REITs-Apartments		54,378,602
REITs-Health Care - 9.6%
Ventas, Inc.	264,345	11,908,742
Welltower, Inc.	154,500	10,127,475
Healthpeak Properties, Inc.	235,662	5,908,046
CareTrust REIT, Inc.	224,078	4,163,369
Sabra Health Care REIT, Inc.	284,113	3,531,525
Healthcare Realty Trust, Inc.	158,336	3,051,135
Medical Properties Trust, Inc.	244,538	2,724,153
Total REITs-Health Care		41,414,445
REITs-Storage - 9.1%
Public Storage	66,917	18,749,474
Extra Space Storage, Inc.	52,591	7,740,343
Iron Mountain, Inc.	116,388	5,801,942
Life Storage, Inc.	34,952	3,442,772
National Storage Affiliates Trust	90,061	3,253,003
Total REITs-Storage		38,987,534
REITs-Shopping Centers - 6.9%
Brixmor Property Group, Inc.[1]	241,269	5,469,568
Kimco Realty Corp.	246,424	5,219,260
NETSTREIT Corp.	259,990	4,765,617
Regency Centers Corp.	69,566	4,347,875
SITE Centers Corp.	312,737	4,271,987
Kite Realty Group Trust	181,850	3,827,942
Federal Realty Investment Trust	12,204	1,233,092
Acadia Realty Trust	37,779	542,129
Total REITs-Shopping Centers		29,677,470
REITs-Office Property - 6.7%
Alexandria Real Estate Equities, Inc.	99,521	14,497,224
Boston Properties, Inc.	83,769	5,661,109
Cousins Properties, Inc.	119,519	3,022,636
Kilroy Realty Corp.	48,486	1,874,954
Piedmont Office Realty Trust, Inc. — Class A	188,014	1,724,088
Highwoods Properties, Inc.[1]	42,328	1,184,337
Hudson Pacific Properties, Inc.	61,190	595,379
Empire State Realty Trust, Inc. — Class A1	57,917	390,361
Total REITs-Office Property		28,950,088
REITs-Single Tenant - 5.8%
Realty Income Corp.	163,543	10,373,532
Agree Realty Corp.[1]	100,086	7,099,100
Four Corners Property Trust, Inc.	204,514	5,303,048
National Retail Properties, Inc.	55,087	2,520,781
Total REITs-Single Tenant		25,296,461
REITs-Manufactured Homes - 3.9%
Sun Communities, Inc.	83,249	11,904,607
Equity LifeStyle Properties, Inc.	71,231	4,601,523
Total REITs-Manufactured Homes		16,506,130
REITs-Regional Malls - 3.7%
Simon Property Group, Inc.[1]	134,418	15,791,427
REITs-Hotels - 2.9%
Ryman Hospitality Properties, Inc.	71,092	5,813,904
Xenia Hotels & Resorts, Inc.	267,223	3,521,999
DiamondRock Hospitality Co.[1]	174,664	1,430,498
Park Hotels & Resorts, Inc.	92,423	1,089,667
Pebblebrook Hotel Trust	52,369	701,221
Total REITs-Hotels		12,557,289
Total REITs		396,724,550
Total Common Stocks
(Cost $422,598,163)		396,724,550

MONEY MARKET FUND† - 7.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[2]	30,418,304	30,418,304
Total Money Market Fund
(Cost $30,418,304)		30,418,304
Total Investments - 99.2%
(Cost $453,016,467)		427,142,854

COMMON STOCKS SOLD SHORT† - (4.6)%
REITs - (4.6)%
REITs-Health Care - (0.2)%
Welltower, Inc.	16,332	(1,070,563)
REITs-Hotels - (0.5)%
Host Hotels & Resorts, Inc.	43,586	(699,555)
Apple Hospitality REIT, Inc.	79,516	(1,254,762)
Total REITs-Hotels		(1,954,317)
REITs-Warehouse/Industries - (0.5)%
STAG Industrial, Inc.	61,823	(1,997,501)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS SOLD SHORT† - (4.6)% (continued)
REITs - (4.6)% (continued)
REITs-Diversified - (0.5)%
Necessity Retail REIT, Inc.	128,716	$(763,286)
Broadstone Net Lease, Inc.	81,489	(1,320,937)
Total REITs-Diversified		(2,084,223)
REITs-Single Tenant - (0.5)%
Realty Income Corp.	36,910	(2,341,201)
REITs-Office Property - (0.5)%
Office Properties Income Trust	76,339	(1,019,126)
Douglas Emmett, Inc.	94,147	(1,476,225)
Total REITs-Office Property		(2,495,351)
REITs-Shopping Centers - (0.9)%
Federal Realty Investment Trust	12,019	(1,214,400)
Phillips Edison & Company, Inc.	79,151	(2,520,168)
Total REITs-Shopping Centers		(3,734,568)
REITs-Apartments - (1.0)%
Apartment Income REIT Corp.	19,520	(669,731)
Camden Property Trust	6,196	(693,208)
Mid-America Apartment Communities, Inc.	7,978	(1,252,466)
Essex Property Trust, Inc.[1]	6,733	(1,426,857)
Total REITs-Apartments		(4,042,262)
Total REITs		(19,719,986)
Total Common Stocks Sold Short
(Proceeds $24,432,334)		(19,719,986)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.6)%
Vanguard Real Estate ETF	29,088	(2,399,178)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,750,621)		(2,399,178)
Total Securities Sold Short - (5.2)%
(Proceeds $27,182,955)		$(22,119,164)
Other Assets & Liabilities, net - 6.0%		25,695,665
Total Net Assets - 100.0%		$430,719,355

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$23,734,373	$(762,122)

Goldman Sachs International	GS Equity Custom Basket	Pay	4.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	23,734,382	(780,611)

						$47,468,755	$(1,542,733)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	06/12/24	$22,668,638	$6,206,126
Goldman Sachs International	GS Equity Custom Basket	Receive	4.11% (Federal Funds Rate - 0.22%)	At Maturity	05/06/24	22,668,649	6,143,369
						$45,337,287	$12,349,495

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Gaming and Leisure Properties, Inc.	32,419	7.10%	$442,989
Ryman Hospitality Properties, Inc.	22,404	7.72%	100,132
Brixmor Property Group, Inc.	39,359	3.76%	85,860
Sun Communities, Inc.	8,606	5.19%	66,686
Agree Realty Corp.	21,540	6.44%	49,684
CareTrust REIT, Inc.	71,638	5.61%	46,877
Ventas, Inc.	25,830	4.90%	38,821
InvenTrust Properties Corp.	41,174	4.11%	9,952
SITE Centers Corp.	75,835	4.36%	(20,923)
AvalonBay Communities, Inc.	7,760	5.28%	(68,430)
SBA Communications Corp.	1,900	2.24%	(76,549)
Four Corners Property Trust, Inc.	50,742	5.54%	(77,859)
American Tower Corp. — Class A	2,399	2.14%	(95,463)
Alexandria Real Estate Equities, Inc.	9,499	5.83%	(98,030)
Cousins Properties, Inc.	14,417	1.54%	(109,303)
Boston Properties, Inc.	5,116	1.46%	(117,043)
Equity Residential	24,882	6.19%	(129,795)
Rexford Industrial Realty, Inc.	37,124	8.55%	(131,081)
Piedmont Office Realty Trust, Inc. — Class A	40,036	1.55%	(150,407)
NETSTREIT Corp.	80,259	6.20%	(197,834)
Xenia Hotels & Resorts, Inc.	77,301	4.29%	(348,895)
Total Financial			(780,611)
Total GS Equity Long Custom Basket			$(780,611)

GS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	95,414	(6.58)%	1,174,956
Office Properties Income Trust	77,367	(4.56)%	1,037,950
Broadstone Net Lease, Inc.	82,586	(5.91)%	728,711
Essex Property Trust, Inc.	6,824	(6.38)%	439,988
Necessity Retail REIT, Inc.	130,448	(3.41)%	395,138
Apartment Income REIT Corp.	19,783	(2.99)%	333,307
Camden Property Trust	6,280	(3.10)%	246,436
Realty Income Corp.	37,407	(10.47)%	218,479
STAG Industrial, Inc.	62,655	(8.93)%	215,341
Mid-America Apartment Communities, Inc.	8,086	(5.60)%	166,854
Host Hotels & Resorts, Inc.	44,173	(3.13)%	148,574
Elme Communities	14,125	(1.11)%	114,895
Phillips Edison & Company, Inc.	80,216	(11.27)%	79,260
Apple Hospitality REIT, Inc.	80,586	(5.61)%	45,697
Federal Realty Investment Trust	12,181	(5.43)%	(2,039)
Welltower, Inc.	16,552	(4.79)%	(74,524)
Total Financial			5,269,023
Exchange Traded Funds
Vanguard Real Estate ETF	29,480	(10.73)%	874,346
Total GS Equity Short Custom Basket			$6,143,369

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Gaming and Leisure Properties, Inc.	32,419	7.10%	$442,419
Ryman Hospitality Properties, Inc.	22,404	7.72%	99,450
Brixmor Property Group, Inc.	39,359	3.76%	85,605
Sun Communities, Inc.	8,606	5.19%	65,546
Agree Realty Corp.	21,540	6.44%	57,320
CareTrust REIT, Inc.	71,638	5.61%	47,367
Ventas, Inc.	25,830	4.90%	38,559
InvenTrust Properties Corp.	41,174	4.11%	4,452
SITE Centers Corp.	75,835	4.36%	(11,731)
AvalonBay Communities, Inc.	7,760	5.28%	(67,418)
Four Corners Property Trust, Inc.	50,742	5.54%	(75,043)
SBA Communications Corp.	1,900	2.24%	(77,144)
Alexandria Real Estate Equities, Inc.	9,499	5.83%	(91,929)
American Tower Corp. — Class A	2,399	2.14%	(95,233)
Cousins Properties, Inc.	14,417	1.54%	(110,856)
Boston Properties, Inc.	5,116	1.46%	(115,364)
Equity Residential	24,882	6.19%	(126,220)
Rexford Industrial Realty, Inc.	37,124	8.55%	(132,702)
Piedmont Office Realty Trust, Inc. — Class A	40,036	1.55%	(149,495)
NETSTREIT Corp.	80,259	6.20%	(200,695)
Xenia Hotels & Resorts, Inc.	77,301	4.29%	(349,010)
Total Financial			(762,122)
Total MS Equity Long Custom Basket			$(762,122)

MS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	95,414	(6.58)%	1,171,122
Office Properties Income Trust	77,367	(4.56)%	1,033,484
Broadstone Net Lease, Inc.	82,586	(5.91)%	747,704
Essex Property Trust, Inc.	6,824	(6.38)%	449,845
Necessity Retail REIT, Inc.	130,448	(3.41)%	393,309
Apartment Income REIT Corp.	19,783	(2.99)%	333,690
Camden Property Trust	6,280	(3.10)%	246,247
Realty Income Corp.	37,407	(10.47)%	217,753
STAG Industrial, Inc.	62,655	(8.93)%	217,000
Mid-America Apartment Communities, Inc.	8,086	(5.60)%	165,815
Host Hotels & Resorts, Inc.	44,173	(3.13)%	147,321
Elme Communities	14,125	(1.11)%	114,205
Phillips Edison & Company, Inc.	80,216	(11.27)%	93,142
Apple Hospitality REIT, Inc.	80,586	(5.61)%	77,547
Federal Realty Investment Trust	12,181	(5.43)%	(1,015)
Welltower, Inc.	16,552	(4.79)%	(72,204)
Total Financial			5,334,965
Exchange - Traded Funds
Vanguard Real Estate ETF	29,480	(10.73)%	871,161
Total MS Equity Short Custom Basket			$6,206,126

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom equity basket swap collateral at December 31, 2022.
[2]	Rate indicated is the 7-day yield as of December 31, 2022.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$396,724,550	$—	$—	$396,724,550
Money Market Fund	30,418,304	—	—	30,418,304
Equity Custom Basket Swap Agreements**	—	12,349,495	—	12,349,495
Total Assets	$427,142,854	$12,349,495	$—	$439,492,349

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$19,719,986	$—	$—	$19,719,986
Exchange-Traded Funds Sold Short	2,399,178	—	—	2,399,178
Equity Custom Basket Swap Agreements**	—	1,542,733	—	1,542,733
Total Liabilities	$22,119,164	$1,542,733	$—	$23,661,897

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 93.9%
Financial - 29.7%
BOK Financial Corp.	1,208	$125,378
Prosperity Bancshares, Inc.	1,718	124,864
Hanmi Financial Corp.	4,023	99,569
Unum Group	2,258	92,646
First Merchants Corp.	2,215	91,059
Hancock Whitney Corp.	1,826	88,360
Physicians Realty Trust REIT	6,064	87,746
Cathay General Bancorp	2,149	87,658
Texas Capital Bancshares, Inc.*	1,395	84,132
Old Republic International Corp.	3,447	83,245
Axis Capital Holdings Ltd.	1,384	74,971
Banc of California, Inc.	4,241	67,559
Stifel Financial Corp.	1,124	65,608
STAG Industrial, Inc. REIT	2,020	65,266
Old National Bancorp	3,445	61,941
LXP Industrial Trust REIT	6,143	61,553
Simmons First National Corp. — Class A	2,800	60,424
CNO Financial Group, Inc.	2,622	59,913
MGIC Investment Corp.	4,422	57,486
First American Financial Corp.	1,065	55,742
Apple Hospitality REIT, Inc.	3,371	53,194
Independent Bank Group, Inc.	880	52,870
Trustmark Corp.	1,239	43,254
First Hawaiian, Inc.	1,543	40,180
United Bankshares, Inc.	950	38,466
Sunstone Hotel Investors, Inc. REIT	3,925	37,916
Wintrust Financial Corp.	424	35,837
United Community Banks, Inc.	1,018	34,408
Stewart Information Services Corp.	797	34,056
RMR Group, Inc. — Class A	797	22,515
Piedmont Office Realty Trust, Inc. — Class A REIT	2,297	21,064
Heritage Insurance Holdings, Inc.*	2,992	5,385
Total Financial		2,014,265
Industrial - 21.6%
MDU Resources Group, Inc.	2,979	90,383
Graphic Packaging Holding Co.	4,043	89,957
Mercury Systems, Inc.*	1,923	86,035
Altra Industrial Motion Corp.	1,426	85,203
GATX Corp.	791	84,115
Knight-Swift Transportation Holdings, Inc.	1,594	83,541
Valmont Industries, Inc.	251	82,998
Kirby Corp.*	1,239	79,730
Daseke, Inc.*	11,204	63,751
Arcosa, Inc.	1,158	62,926
Moog, Inc. — Class A	659	57,834
Curtiss-Wright Corp.	313	52,268
Enovis Corp.*	961	51,433
PGT Innovations, Inc.*	2,617	47,001
Belden, Inc.	647	46,519
Park Aerospace Corp.	3,377	45,286
Terex Corp.	1,001	42,763
Littelfuse, Inc.	183	40,297
EnerSys	540	39,873
Summit Materials, Inc. — Class A*	1,392	39,519
Sonoco Products Co.	615	37,336
Esab Corp.	711	33,360
Advanced Energy Industries, Inc.	384	32,939
Stoneridge, Inc.*	1,516	32,685
Coherent Corp.*	687	24,114
Smith-Midland Corp.*	939	19,250
AZEK Company, Inc.*	895	18,186
Total Industrial		1,469,302
Consumer, Cyclical - 11.9%
H&E Equipment Services, Inc.	2,510	113,954
Rush Enterprises, Inc. — Class A	2,066	108,010
MSC Industrial Direct Company, Inc. — Class A	1,184	96,733
Meritage Homes Corp.*	1,019	93,952
Methode Electronics, Inc.	1,878	83,327
Alaska Air Group, Inc.*	1,812	77,807
UniFirst Corp.	202	38,984
Hawaiian Holdings, Inc.*	3,481	35,715
Marriott Vacations Worldwide Corp.	256	34,455
Leggett & Platt, Inc.	1,004	32,359
Macy's, Inc.	1,539	31,780
Whirlpool Corp.	213	30,131
Lakeland Industries, Inc.*	2,166	28,808
Total Consumer, Cyclical		806,015
Consumer, Non-cyclical - 8.0%
Euronet Worldwide, Inc.*	1,141	107,688
Encompass Health Corp.	1,613	96,474
Ingredion, Inc.	865	84,709
Central Garden & Pet Co. — Class A*	1,768	63,294
Azenta, Inc.*	580	33,768
ICF International, Inc.	333	32,984
Perdoceo Education Corp.*	2,215	30,788
Jazz Pharmaceuticals plc*	158	25,171
Integer Holdings Corp.*	346	23,687
Ironwood Pharmaceuticals, Inc. — Class A*	1,840	22,798
Pacira BioSciences, Inc.*	517	19,961
Total Consumer, Non-cyclical		541,322
Utilities - 6.1%
OGE Energy Corp.	3,108	122,922
Black Hills Corp.	1,457	102,485
Spire, Inc.	798	54,950
Avista Corp.	1,052	46,646
ALLETE, Inc.	710	45,802
Pinnacle West Capital Corp.	543	41,290
Total Utilities		414,095
Energy - 5.7%
Pioneer Natural Resources Co.	1,159	264,704
CNX Resources Corp.*	5,066	85,312
Ranger Oil Corp. — Class A	847	34,244
Total Energy		384,260
Technology - 4.1%
Science Applications International Corp.	768	85,194

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 93.9% (continued)
Technology - 4.1% (continued)
MACOM Technology Solutions Holdings, Inc.*	923	$58,131
Conduent, Inc.*	10,165	41,169
Silicon Laboratories, Inc.*	253	34,324
Power Integrations, Inc.	453	32,489
Amkor Technology, Inc.	1,288	30,886
Total Technology		282,193
Basic Materials - 4.1%
Huntsman Corp.	3,321	91,261
Ashland, Inc.	710	76,346
Avient Corp.	1,900	64,144
Commercial Metals Co.	992	47,914
Total Basic Materials		279,665
Communications - 2.7%
Ciena Corp.*	1,787	91,101
Infinera Corp.*	8,638	58,220
Gray Television, Inc.	2,889	32,328
Total Communications		181,649
Total Common Stocks
(Cost $5,915,509)		6,372,766

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	–
Total Convertible Preferred Stocks
(Cost $5,968)		–

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp.*	17,705	10,109
Total Rights
(Cost $–)		10,109

EXCHANGE-TRADED FUNDS† - 3.7%
SPDR S&P Biotech ETF*	1,782	147,906
iShares Russell 2000 Value ETF	757	104,973
Total Exchange-Traded Funds
(Cost $268,059)		252,879

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[2]	79,618	79,618
Total Money Market Fund
(Cost $79,618)		79,618
Total Investments - 99.0%
(Cost $6,269,154)		$6,715,372
Other Assets & Liabilities, net - 1.0%		70,322
Total Net Assets - 100.0%		$6,785,694

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,372,766	$–	$–		$6,372,766
Convertible Preferred Stocks	–	–	–	*	–
Rights	10,109	–	–		10,109
Exchange-Traded Funds	252,879	–	–		252,879
Money Market Fund	79,618	–	–		79,618
Total Assets	$6,715,372	$–	$–		$6,715,372

*	Security has a market value of $0.

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 24.1%
Unum Group	228,069	$9,357,671
Prosperity Bancshares, Inc.	108,788	7,906,712
BOK Financial Corp.	64,412	6,685,321
Physicians Realty Trust REIT	382,791	5,538,986
First Merchants Corp.	132,480	5,446,253
Texas Capital Bancshares, Inc.*	83,797	5,053,797
Old Republic International Corp.	178,191	4,303,312
Alexandria Real Estate Equities, Inc. REIT	27,079	3,944,598
Axis Capital Holdings Ltd.	70,346	3,810,643
Hancock Whitney Corp.	77,597	3,754,919
Stifel Financial Corp.	61,030	3,562,321
Sun Communities, Inc. REIT	24,554	3,511,222
Old National Bancorp	186,883	3,360,156
Voya Financial, Inc.	50,320	3,094,177
Apple Hospitality REIT, Inc.	191,498	3,021,839
First American Financial Corp.	57,283	2,998,192
Gaming and Leisure Properties, Inc. REIT	46,248	2,409,058
Trustmark Corp.	64,832	2,263,285
SVB Financial Group*	9,334	2,148,127
STAG Industrial, Inc. REIT	62,191	2,009,391
Wintrust Financial Corp.	23,588	1,993,658
United Bankshares, Inc.	49,223	1,993,039
First Hawaiian, Inc.	76,443	1,990,576
VICI Properties, Inc. REIT	58,115	1,882,926
United Community Banks, Inc.	52,768	1,783,558
Heritage Insurance Holdings, Inc.*	146,821	264,278
Total Financial		94,088,015
Industrial - 23.8%
Curtiss-Wright Corp.	37,616	6,281,496
Graphic Packaging Holding Co.	279,720	6,223,770
Kirby Corp.*	90,242	5,807,073
Valmont Industries, Inc.	17,431	5,763,909
Knight-Swift Transportation Holdings, Inc.	99,408	5,209,973
Littelfuse, Inc.	23,620	5,201,124
Johnson Controls International plc	76,754	4,912,256
MDU Resources Group, Inc.	160,895	4,881,554
Terex Corp.	111,278	4,753,796
Arcosa, Inc.	81,506	4,429,036
Enovis Corp.*	63,654	3,406,762
Daseke, Inc.*	576,933	3,282,749
PGT Innovations, Inc.*	161,297	2,896,894
GATX Corp.	27,068	2,878,411
Mercury Systems, Inc.*	62,061	2,776,609
Teledyne Technologies, Inc.*	6,674	2,668,999
Altra Industrial Motion Corp.	42,912	2,563,992
Park Aerospace Corp.	174,887	2,345,235
Plexus Corp.*	22,485	2,314,381
Summit Materials, Inc. — Class A*	77,120	2,189,437
Advanced Energy Industries, Inc.	24,186	2,074,675
Sonoco Products Co.	34,129	2,071,972
EnerSys	26,876	1,984,524
Esab Corp.	41,571	1,950,511
Stoneridge, Inc.*	82,637	1,781,654
Coherent Corp.*	37,023	1,299,507
AZEK Company, Inc.*	52,347	1,063,691
Total Industrial		93,013,990
Consumer, Non-cyclical - 13.3%
Bunge Ltd.	95,532	9,531,227
Ingredion, Inc.	87,551	8,573,869
Euronet Worldwide, Inc.*	66,598	6,285,519
Encompass Health Corp.	96,089	5,747,083
Henry Schein, Inc.*	59,134	4,723,033
Integer Holdings Corp.*	53,596	3,669,182
Central Garden & Pet Co. — Class A*	100,456	3,596,325
Quest Diagnostics, Inc.	15,093	2,361,149
Azenta, Inc.*	33,889	1,973,018
ICF International, Inc.	19,374	1,918,995
Jazz Pharmaceuticals plc*	7,906	1,259,505
Ironwood Pharmaceuticals, Inc. — Class A*	101,303	1,255,144
Pacira BioSciences, Inc.*	26,794	1,034,516
Total Consumer, Non-cyclical		51,928,565
Consumer, Cyclical - 9.1%
H&E Equipment Services, Inc.	143,776	6,527,430
MSC Industrial Direct Company, Inc. — Class A	75,691	6,183,955
Methode Electronics, Inc.	102,055	4,528,180
Ralph Lauren Corp. — Class A	31,603	3,339,489
Alaska Air Group, Inc.*	75,819	3,255,668
UniFirst Corp.	11,005	2,123,855
PVH Corp.	28,203	1,990,850
Marriott Vacations Worldwide Corp.	13,418	1,805,929
Whirlpool Corp.	11,942	1,689,316
Leggett & Platt, Inc.	52,314	1,686,080
Meritage Homes Corp.*	12,155	1,120,691
Lakeland Industries, Inc.*	82,219	1,093,512
Total Consumer, Cyclical		35,344,955
Technology - 7.9%
Evolent Health, Inc. — Class A*	244,973	6,878,842
Science Applications International Corp.	54,403	6,034,925
Teradyne, Inc.	59,776	5,221,434
Leidos Holdings, Inc.	45,214	4,756,061
MACOM Technology Solutions Holdings, Inc.*	50,130	3,157,187
Silicon Laboratories, Inc.*	20,880	2,832,789
Power Integrations, Inc.	25,140	1,803,041
Total Technology		30,684,279
Basic Materials - 6.8%
Westlake Corp.	54,340	5,572,024
Huntsman Corp.	189,411	5,205,014
Reliance Steel & Aluminum Co.	22,854	4,626,564
Ashland, Inc.	41,548	4,467,656
Avient Corp.	109,330	3,690,981
Nucor Corp.	22,336	2,944,108
Total Basic Materials		26,506,347
Energy - 5.9%
Pioneer Natural Resources Co.	72,588	16,578,373
Diamondback Energy, Inc.	16,407	2,244,150
Kinder Morgan, Inc.	112,598	2,035,772
Patterson-UTI Energy, Inc.	116,563	1,962,921

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Energy - 5.9% (continued)
HydroGen Corp.*,†††,1	1,265,700	$1
Total Energy		22,821,217
Utilities - 4.9%
OGE Energy Corp.	186,889	7,391,460
Pinnacle West Capital Corp.	84,650	6,436,786
Black Hills Corp.	52,292	3,678,219
Spire, Inc.	22,032	1,517,124
Total Utilities		19,023,589
Communications - 3.2%
Ciena Corp.*	92,219	4,701,325
Infinera Corp.*	624,066	4,206,205
Fox Corp. — Class B	126,041	3,585,866
Total Communications		12,493,396
Total Common Stocks
(Cost $334,370,238)		385,904,353

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	5
Total Convertible Preferred Stocks
(Cost $1,577,635)		5

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	516,551	294,951
Total Rights
(Cost $–)		294,951

MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[3]	4,425,221	4,425,221
Total Money Market Fund
(Cost $4,425,221)		4,425,221
Total Investments - 100.2%
(Cost $340,373,094)		$390,624,530
Other Assets & Liabilities, net - (0.2)%		(622,269)
Total Net Assets - 100.0%		$390,002,261

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$385,904,352	$—	$1	$385,904,353
Convertible Preferred Stocks	—	—	5	5
Rights	294,951	—	—	294,951
Money Market Fund	4,425,221	—	—	4,425,221
Total Assets	$390,624,524	$—	$6	$390,624,530

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments result in that company being considered an affiliated issuer, as defined in the 1940 Act.

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22
Common Stock
HydroGen Corp. *	$2	$–	$–	$–	$(1)	$1	1,265,700

*	Non-income producing security.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 19.6%
Technology - 5.1%
Microsoft Corp.	9,961	$2,388,661
Apple, Inc.	18,224	2,367,844
QUALCOMM, Inc.	4,055	445,807
Applied Materials, Inc.	3,861	375,984
Skyworks Solutions, Inc.	4,118	375,273
NXP Semiconductor N.V.	2,275	359,518
Microchip Technology, Inc.	5,083	357,081
Texas Instruments, Inc.	2,134	352,580
Hewlett Packard Enterprise Co.	21,261	339,325
International Business Machines Corp.	2,292	322,920
KLA Corp.	841	317,082
NetApp, Inc.	5,243	314,895
HP, Inc.	10,866	291,969
Broadcom, Inc.	495	276,770
Seagate Technology Holdings plc	4,839	254,580
Adobe, Inc.*	700	235,571
ON Semiconductor Corp.*	3,368	210,062
Qorvo, Inc.*	2,266	205,390
Micron Technology, Inc.	3,294	164,634
NVIDIA Corp.	979	143,071
Total Technology		10,099,017
Consumer, Non-cyclical - 4.6%
Philip Morris International, Inc.	5,744	581,350
Bristol-Myers Squibb Co.	7,636	549,410
Gilead Sciences, Inc.	6,128	526,089
Quest Diagnostics, Inc.	2,886	451,486
Hershey Co.	1,936	448,320
Pfizer, Inc.	8,651	443,277
Johnson & Johnson	2,458	434,206
Vertex Pharmaceuticals, Inc.*	1,481	427,683
Hologic, Inc.*	5,698	426,267
Incyte Corp.*	5,181	416,138
Altria Group, Inc.	9,059	414,087
Tyson Foods, Inc. — Class A	5,999	373,438
Organon & Co.	13,287	371,106
Amgen, Inc.	1,312	344,584
Merck & Company, Inc.	3,053	338,730
General Mills, Inc.	3,479	291,714
UnitedHealth Group, Inc.	534	283,116
Regeneron Pharmaceuticals, Inc.*	392	282,824
AbbVie, Inc.	1,700	274,737
United Rentals, Inc.*	714	253,770
FleetCor Technologies, Inc.*	1,308	240,253
Campbell Soup Co.	3,698	209,861
Eli Lilly & Co.	553	202,310
Procter & Gamble Co.	822	124,582
Coca-Cola Co.	1,925	122,450
PepsiCo, Inc.	667	120,500
Total Consumer, Non-cyclical		8,952,288
Industrial - 2.7%
Lockheed Martin Corp.	1,110	540,004
Emerson Electric Co.	4,968	477,226
3M Co.	3,914	469,367
General Dynamics Corp.	1,882	466,943
Otis Worldwide Corp.	5,674	444,331
Textron, Inc.	5,873	415,808
Snap-on, Inc.	1,749	399,629
Packaging Corporation of America	3,108	397,544
Sealed Air Corp.	7,892	393,653
Keysight Technologies, Inc.*	2,035	348,128
Masco Corp.	6,760	315,489
Allegion plc	2,547	268,097
Fortune Brands Innovations, Inc.	2,379	135,865
A O Smith Corp.	2,353	134,686
Masterbrand, Inc.*	2,379	17,961
Total Industrial		5,224,731
Consumer, Cyclical - 1.9%
Home Depot, Inc.	2,230	704,368
McDonald's Corp.	2,390	629,837
Lowe's Companies, Inc.	2,684	534,760
Yum! Brands, Inc.	3,525	451,482
PACCAR, Inc.	3,762	372,325
NVR, Inc.*	74	341,331
Cummins, Inc.	1,324	320,792
Tesla, Inc.*	1,294	159,395
Bath & Body Works, Inc.	3,317	139,778
Walmart, Inc.	791	112,156
Total Consumer, Cyclical		3,766,224
Energy - 1.7%
Exxon Mobil Corp.	8,848	975,935
Marathon Petroleum Corp.	4,112	478,596
Valero Energy Corp.	3,749	475,598
Occidental Petroleum Corp.	6,969	438,977
Kinder Morgan, Inc.	19,140	346,051
Phillips 66	2,714	282,473
Chevron Corp.	1,571	281,979
Total Energy		3,279,609
Communications - 1.6%
Alphabet, Inc. — Class C*	13,733	1,218,529
Cisco Systems, Inc.	13,301	633,659
Amazon.com, Inc.*	7,439	624,876
VeriSign, Inc.*	1,902	390,747
Meta Platforms, Inc. — Class A*	2,508	301,813
Total Communications		3,169,624
Financial - 1.3%
Visa, Inc. — Class A	3,428	712,201
Mastercard, Inc. — Class A	1,250	434,663
Goldman Sachs Group, Inc.	1,087	373,254
Berkshire Hathaway, Inc. — Class B*	1,145	353,690
JPMorgan Chase & Co.	2,545	341,284
Bank of New York Mellon Corp.	5,394	245,535
Prologis, Inc. REIT	1,120	126,258
Total Financial		2,586,885
Basic Materials - 0.5%
LyondellBasell Industries N.V. — Class A	4,406	365,830
Dow, Inc.	6,790	342,148
FMC Corp.	1,007	125,674
Mosaic Co.	2,512	110,202
CF Industries Holdings, Inc.	1,187	101,132
Total Basic Materials		1,044,986
Utilities - 0.2%
FirstEnergy Corp.	10,410	436,595
Total Common Stocks
(Cost $38,903,576)		38,559,959

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 78.0%
Guggenheim Strategy Fund III[1]	2,768,017	$66,598,495
Guggenheim Strategy Fund II1	2,172,035	52,215,714
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,559,134	34,310,050
Total Mutual Funds
(Cost $157,670,161)		153,124,259

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[2]	1,584,196	1,584,196
Total Money Market Fund
(Cost $1,584,196)		1,584,196
Total Investments - 98.4%
(Cost $198,157,933)		$193,268,414
Other Assets & Liabilities, net - 1.6%		3,066,176
Total Net Assets - 100.0%		$196,334,590

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	50	Mar 2023	$9,653,750	$135,446

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	4.64% (Federal Funds Rate + 0.31%)	At Maturity	01/29/24	18,323	$149,842,929	$2,221,517

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,559,959	$—	$—	$38,559,959
Mutual Funds	153,124,259	—	—	153,124,259
Money Market Fund	1,584,196	—	—	1,584,196
Equity Futures Contracts**	135,446	—	—	135,446
Equity Index Swap Agreements**	—	2,221,517	—	2,221,517
Total Assets	$193,403,860	$2,221,517	$—	$195,625,377

**	This derivative is reported as unrealized appreciation/depreciation at period end.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$57,201,913	$7,205,104	$(12,410,984)	$(459,394)	$679,075	$52,215,714	2,172,035	$704,941
Guggenheim Strategy Fund III	67,311,123	840,573	(1,659,994)	(63,265)	170,058	66,598,495	2,768,017	837,648
Guggenheim Ultra Short Duration Fund — Institutional Class	33,794,274	338,537	–	–	177,239	34,310,050	3,559,134	335,397
	$158,307,310	$8,384,214	$(14,070,978)	$(522,659)	$1,026,372	$153,124,259		$1,877,986

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 22.2%
Industrial - 5.8%
Builders FirstSource, Inc.*	3,298	$213,974
Lincoln Electric Holdings, Inc.	1,388	200,552
Eagle Materials, Inc.	1,467	194,891
Carlisle Companies, Inc.	823	193,940
Donaldson Company, Inc.	3,153	185,617
Louisiana-Pacific Corp.	3,042	180,086
Simpson Manufacturing Company, Inc.	1,809	160,386
Toro Co.	1,269	143,651
Acuity Brands, Inc.	866	143,418
Littelfuse, Inc.	585	128,817
UFP Industries, Inc.	1,619	128,306
Mueller Industries, Inc.	2,074	122,366
nVent Electric plc	2,744	105,562
Hubbell, Inc.	435	102,086
Axon Enterprise, Inc.*	588	97,567
Middleby Corp.*	656	87,838
Sealed Air Corp.	1,749	87,240
TopBuild Corp.*	556	87,008
Masco Corp.	1,774	82,793
Jabil, Inc.	1,043	71,132
EMCOR Group, Inc.	473	70,056
Trex Company, Inc.*	1,641	69,463
Esab Corp.	1,473	69,113
Universal Display Corp.	618	66,769
Lennox International, Inc.	272	65,071
Graco, Inc.	940	63,225
Fortune Brands Innovations, Inc.	1,044	59,623
AECOM	660	56,054
Curtiss-Wright Corp.	333	55,608
AGCO Corp.	323	44,797
Otis Worldwide Corp.	542	42,444
Applied Industrial Technologies, Inc.	329	41,464
Silgan Holdings, Inc.	794	41,161
Knight-Swift Transportation Holdings, Inc.	758	39,727
Owens Corning	451	38,470
Masterbrand, Inc.*	1,044	7,882
Total Industrial		3,548,157
Technology - 4.6%
Fair Isaac Corp.*	344	205,912
Cirrus Logic, Inc.*	2,125	158,270
Lattice Semiconductor Corp.*	2,343	152,014
Power Integrations, Inc.	2,041	146,381
CommVault Systems, Inc.*	2,322	145,915
Genpact Ltd.	3,146	145,723
Synaptics, Inc.*	1,238	117,808
ACI Worldwide, Inc.*	4,971	114,333
ExlService Holdings, Inc.*	663	112,332
Concentrix Corp.	816	108,659
Dynatrace, Inc.*	2,798	107,163
Diodes, Inc.*	1,394	106,139
Maximus, Inc.	1,347	98,775
MACOM Technology Solutions Holdings, Inc.*	1,537	96,800
Lumentum Holdings, Inc.*	1,722	89,837
Qualys, Inc.*	790	88,662
Rambus, Inc.*	2,389	85,574
Teradata Corp.*	2,458	82,736
Qorvo, Inc.*	721	65,351
NetApp, Inc.	1,063	63,844
Manhattan Associates, Inc.*	516	62,642
Microchip Technology, Inc.	829	58,237
HP, Inc.	2,092	56,212
SiTime Corp.*	543	55,180
Amkor Technology, Inc.	2,205	52,876
Skyworks Solutions, Inc.	578	52,673
NXP Semiconductor N.V.	293	46,303
Onto Innovation, Inc.*	649	44,190
ON Semiconductor Corp.*	692	43,160
Seagate Technology Holdings plc	817	42,982
CACI International, Inc. — Class A*	137	41,181
Total Technology		2,847,864
Consumer, Non-cyclical - 3.5%
United Therapeutics Corp.*	770	214,129
Neurocrine Biosciences, Inc.*	1,414	168,888
Halozyme Therapeutics, Inc.*	2,900	165,010
Quest Diagnostics, Inc.	948	148,305
Darling Ingredients, Inc.*	2,306	144,332
Hologic, Inc.*	1,887	141,166
Exelixis, Inc.*	6,575	105,463
Shockwave Medical, Inc.*	503	103,422
Jazz Pharmaceuticals plc*	632	100,684
QuidelOrtho Corp.*	1,106	94,751
Repligen Corp.*	533	90,242
Service Corporation International	1,232	85,180
Medpace Holdings, Inc.*	394	83,690
H&R Block, Inc.	2,251	82,184
Globus Medical, Inc. — Class A*	1,080	80,212
Incyte Corp.*	851	68,353
Masimo Corp.*	324	47,936
Bruker Corp.	658	44,974
LHC Group, Inc.*	251	40,584
Acadia Healthcare Company, Inc.*	488	40,172
Lantheus Holdings, Inc.*	763	38,883
AMN Healthcare Services, Inc.*	369	37,941
Total Consumer, Non-cyclical		2,126,501
Consumer, Cyclical - 3.2%
Wyndham Hotels & Resorts, Inc.	2,284	162,872
Brunswick Corp.	2,106	151,801
Boyd Gaming Corp.	2,658	144,941
Yum! Brands, Inc.	1,013	129,745
Crocs, Inc.*	1,099	119,165
Tempur Sealy International, Inc.	3,310	113,632
AutoNation, Inc.*	1,011	108,480
Watsco, Inc.	424	105,745
Williams-Sonoma, Inc.	890	102,279
Churchill Downs, Inc.	453	95,778
Deckers Outdoor Corp.*	227	90,609
Academy Sports & Outdoors, Inc.	1,671	87,794
Wingstop, Inc.	614	84,499
Casey's General Stores, Inc.	342	76,728
Asbury Automotive Group, Inc.*	391	70,087
YETI Holdings, Inc.*	1,378	56,925

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 22.2% (continued)
Consumer, Cyclical - 3.2% (continued)
Murphy USA, Inc.	197	$55,069
Polaris, Inc.	531	53,631
Mattel, Inc.*	2,925	52,182
Choice Hotels International, Inc.	356	40,100
BJ's Wholesale Club Holdings, Inc.*	603	39,894
Total Consumer, Cyclical		1,941,956
Financial - 1.8%
Cathay General Bancorp	3,411	139,135
Evercore, Inc. — Class A	1,232	134,387
Wintrust Financial Corp.	1,358	114,778
Ameris Bancorp	2,355	111,015
Interactive Brokers Group, Inc. — Class A	1,440	104,184
Annaly Capital Management, Inc. REIT	4,741	99,940
United Community Banks, Inc.	2,300	77,740
First Horizon Corp.	2,829	69,310
Kinsale Capital Group, Inc.	247	64,596
Selective Insurance Group, Inc.	481	42,621
RenaissanceRe Holdings Ltd.	230	42,373
CubeSmart REIT	996	40,089
Jefferies Financial Group, Inc.	1,147	39,319
Rexford Industrial Realty, Inc. REIT	519	28,358
Total Financial		1,107,845
Energy - 1.6%
Antero Midstream Corp.	17,281	186,462
DT Midstream, Inc.	2,959	163,514
PDC Energy, Inc.	2,374	150,701
NOV, Inc.	4,765	99,541
ONEOK, Inc.	1,398	91,849
Targa Resources Corp.	1,220	89,670
Matador Resources Co.	1,536	87,921
Occidental Petroleum Corp.	1,099	69,226
Southwestern Energy Co.*	10,309	60,308
Total Energy		999,192
Basic Materials - 1.2%
Steel Dynamics, Inc.	2,226	217,418
Olin Corp.	3,804	201,383
Reliance Steel & Aluminum Co.	690	139,684
Ingevity Corp.*	1,845	129,962
RPM International, Inc.	549	53,500
Total Basic Materials		741,947
Utilities - 0.3%
OGE Energy Corp.	1,771	70,043
National Fuel Gas Co.	721	45,639
Essential Utilities, Inc.	872	41,621
Total Utilities		157,303
Communications - 0.2%
Calix, Inc.*	822	56,249
Nexstar Media Group, Inc. — Class A	316	55,310
VeriSign, Inc.*	214	43,964
Total Communications		155,523
Total Common Stocks
(Cost $13,425,481)		13,626,288

MUTUAL FUNDS† - 72.3%
Guggenheim Strategy Fund II1	896,828	21,559,736
Guggenheim Strategy Fund III[1]	870,651	20,947,868
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	209,884	2,023,283
Total Mutual Funds
(Cost $45,578,298)		44,530,887

MONEY MARKET FUND† - 10.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[2]	6,185,266	6,185,266
Total Money Market Fund
(Cost $6,185,266)		6,185,266
Total Investments - 104.5%
(Cost $65,189,045)		$64,342,441
Other Assets & Liabilities, net - (4.5)%		(2,761,029)
Total Net Assets - 100.0%		$61,581,412

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	2	Mar 2023	$440,920	$1,812
S&P 500 Index Mini Futures Contracts	3	Mar 2023	579,225	(386)
S&P MidCap 400 Index Mini Futures Contracts	5	Mar 2023	1,221,650	(11,844)
			$2,241,795	$(10,418)

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index Total Return	Pay	4.61% (Federal Funds Rate + 0.28%)	At Maturity	01/29/24	11,574	$47,388,701	$877,529

*	Non-income producing security.

**	Includes cumulative appreciation (depreciation).

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

[1]	Affiliated issuer.

[2]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,626,288	$—	$—	$13,626,288
Mutual Funds	44,530,887	—	—	44,530,887
Money Market Fund	6,185,266	—	—	6,185,266
Equity Futures Contracts**	1,812	—	—	1,812
Equity Index Swap Agreements**	—	877,529	—	877,529
Total Assets	$64,344,253	$877,529	$—	$65,221,782

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$12,230	$—	$—	$12,230

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$22,990,350	$7,768,059	$(9,259,918)	$(329,249)	$390,494	$21,559,736	896,828	$230,700
Guggenheim Strategy Fund III	24,117,173	1,267,183	(4,464,971)	(164,667)	193,150	20,947,868	870,651	267,098
Guggenheim Ultra Short Duration Fund — Institutional Class	1,992,867	19,964	–	–	10,452	2,023,283	209,884	19,780
	$49,100,390	$9,055,206	$(13,724,889)	$(493,916)	$594,096	$44,530,887		$517,578

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 0.2%
Financial - 0.2%
MSD Acquisition Corp. — Class A*,1	626,308	$6,325,711
AfterNext HealthTech Acquisition Corp. — Class A*,1	611,700	6,129,234
TPG Pace Beneficial II Corp.*,1	604,770	5,941,865
Conyers Park III Acquisition Corp. — Class A*,1	570,000	5,620,200
Waverley Capital Acquisition Corp. 1 — Class A*,1	451,200	4,521,024
Acropolis Infrastructure Acquisition Corp. — Class A*,1	397,100	3,935,261
Blue Whale Acquisition Corp. I — Class A*,1	330,700	3,237,553
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	9,249,470	925
Total Financial		35,711,773
Communications - 0.0%
Figs, Inc. — Class A*	198,762	1,337,668
Vacasa, Inc. — Class A*	361,641	455,668
Total Communications		1,793,336
Industrial - 0.0%
BP Holdco LLC*,†††,2	532	323
Vector Phoenix Holdings, LP*,†††	532	127
API Heat Transfer Parent LLC*,†††	73,183	7
Total Industrial		457
Total Common Stocks
(Cost $42,840,226)		37,505,566

PREFERRED STOCKS†† - 5.5%
Financial - 5.5%
Wells Fargo & Co.
3.90%*	49,600,000	43,413,144
4.70%	2,184,000	40,163,760
4.38%	1,774,000	30,211,220
Equitable Holdings, Inc.
4.95%*	70,950,000	66,884,565
4.30%	1,839,200	32,535,448
Citigroup, Inc.
3.88%*	89,450,000	76,256,125
4.00%*	26,450,000	23,041,124
First Republic Bank
4.25%	3,357,425	55,162,493
4.50%	812,800	14,028,928
4.13%	711,090	11,377,440
Markel Corp.
6.00%*	82,610,000	79,925,175
Charles Schwab Corp.
4.00%*	73,350,000	58,492,957
Bank of America Corp.
4.38%*	28,318,707	34,318,292
6.13%*	11,550,000	11,333,437
4.13%	558,511	9,327,134
Bank of New York Mellon Corp.

3.75%*	65,200,000	52,515,787
MetLife, Inc.
3.85%*	53,200,000	49,409,500
JPMorgan Chase & Co.
3.65%*	37,250,000	31,895,312
W R Berkley Corp.
4.13%	1,448,221	25,676,959
4.25%	173,779	3,218,387
Arch Capital Group Ltd.
4.55%	1,537,290	26,548,998
Reinsurance Group of America, Inc.
7.13%	908,000	23,562,600
American Financial Group, Inc.
4.50%	1,161,045	21,583,827
Goldman Sachs Group, Inc.
3.80%*	25,830,000	21,043,745
Public Storage
4.63%	1,089,465	20,819,676
RenaissanceRe Holdings Ltd.
4.20%	1,253,775	20,348,768
Kuvare US Holdings, Inc.
7.00% [4]	15,650,000	15,806,500
Lincoln National Corp.
9.25%*	13,350,000	14,184,375
CNO Financial Group, Inc.
5.13%	712,000	12,039,920
Assurant, Inc.
5.25%	558,400	11,274,096
Selective Insurance Group, Inc.
4.60%	538,000	9,011,500
Globe Life, Inc.
4.25%	336,900	6,030,510
Depository Trust & Clearing Corp.
3.38%*,4	4,750,000	3,752,500
Total Financial		955,194,202
Government - 0.0%
CoBank ACB
4.25% due 12/31/70*	3,300,000	2,799,476
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	9	–
Total Preferred Stocks
(Cost $1,189,447,692)		957,993,678

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*,1	190,000	28,310
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	100,946	20,189
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	132,366	15,884
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	203,900	15,292
MSD Acquisition Corp. — Class A
Expiring 05/13/23*,1	125,260	9,395
Waverley Capital Acquisition Corp. 1 — Class A
Expiring 04/30/27*,††,1	150,400	6,031
Blue Whale Acquisition Corp. I — Class A
Expiring 07/09/23*,1	82,674	5,895
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	1,027,718	103
Total Warrants
(Cost $1,295,606)		101,099

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	400,000	42,172,000
Total Exchange-Traded Funds
(Cost $43,466,305)		42,172,000

MUTUAL FUNDS† - 0.4%
Guggenheim Strategy Fund II2	1,124,907	27,042,754
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,754,769	26,555,977
Guggenheim Strategy Fund III[2]	606,460	14,591,428
Total Mutual Funds
(Cost $70,569,136)		68,190,159

MONEY MARKET FUNDS† - 2.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[5]	310,706,016	310,706,016
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[5]	123,722,531	123,722,531
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.82%[5]	6,430,723	6,430,722
Total Money Market Funds
(Cost $440,859,269)		440,859,269

	Face Amount~
CORPORATE BONDS†† - 31.1%
Financial - 14.1%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	104,800,000	78,834,752
3.25% due 11/15/30[4]	64,600,000	50,295,622
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	93,835,000	75,847,132
3.05% due 03/03/36[3,4]	16,600,000	12,006,879
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	93,191,000	87,472,739

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 31.1% (continued)
Financial - 14.1% (continued)
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	111,750,000	$83,467,959
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	94,150,000	57,431,500
3.95% due 05/15/60[4]	33,870,000	22,182,598
4.13% due 12/15/51[3,4]	3,600,000	2,932,560
Wilton RE Ltd.
6.00% [3,4,6]	93,150,000	80,655,791
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	54,554,000	46,796,421
5.30% due 01/15/29	28,165,000	26,653,666
3.25% due 01/15/32	4,150,000	3,317,447
4.00% due 01/15/30	475,000	416,012
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	61,210,000	50,151,316
5.63% due 08/16/32[4]	13,100,000	12,295,827
Fidelity National Financial, Inc.
3.40% due 06/15/30	48,875,000	41,254,308
2.45% due 03/15/31	17,490,000	13,342,392
FS KKR Capital Corp.
2.63% due 01/15/27	34,850,000	29,094,006
3.25% due 07/15/27	30,100,000	25,319,037
Safehold Operating Partnership, LP
2.85% due 01/15/32	39,904,000	30,284,926
2.80% due 06/15/31	30,138,000	23,129,592
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,458,000	36,689,762
2.90% due 12/15/31	20,200,000	15,452,275
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	77,700,000	52,068,783
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,440,000	30,411,398
2.63% due 10/15/31	27,400,000	20,901,802
6.50% due 01/20/43	720,000	701,459
JPMorgan Chase & Co.
2.96% due 05/13/31[3]	29,530,000	24,331,414
2.52% due 04/22/31[3]	19,520,000	15,972,960
4.49% due 03/24/31[3]	10,750,000	10,040,032
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	38,300,000	29,171,876
3.13% due 06/15/31[4]	28,750,000	21,093,970
Bank of America Corp.
2.59% due 04/29/31[3]	56,740,000	46,211,094
4.68% (SOFR + 0.73%, Rate Floor: 0.00%) due 10/24/24◊	1,660,000	1,644,601
1.73% due 07/22/27[3]	1,650,000	1,445,592
Reinsurance Group of America, Inc.
3.15% due 06/15/30	57,971,000	49,237,142

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 31.1% (continued)
Financial - 14.1% (continued)
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	45,350,000	$36,393,272
2.90% due 09/16/51[3,4]	10,380,000	8,302,236
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	32,550,000	25,892,881
5.50% due 11/15/25[4]	20,100,000	18,102,460
Ares Finance Company II LLC
3.25% due 06/15/30[4]	53,085,000	43,792,429
National Australia Bank Ltd.
2.33% due 08/21/30[4]	22,400,000	17,052,650
2.99% due 05/21/31[4]	19,350,000	15,146,685
3.35% due 01/12/37[3,4]	14,550,000	11,064,652
First American Financial Corp.
4.00% due 05/15/30	40,560,000	33,967,457
2.40% due 08/15/31	11,875,000	8,677,464
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	31,550,000	24,210,035
2.87% due 01/14/33[3,4]	17,350,000	13,310,620
5.03% due 01/15/30[3,4]	800,000	752,374
1.63% due 09/23/27[3,4]	720,000	613,290
1.34% due 01/12/27[3,4]	570,000	496,786
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	54,430,000	38,728,727
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	23,787,360
3.72% due 04/15/42†††	20,300,000	13,819,834
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	46,650,000	35,606,799
CBS Studio Center
6.81% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	34,100,000	34,441,000
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	39,700,000	33,119,265
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	39,450,000	32,180,548
Belrose Funding Trust
2.33% due 08/15/30[4]	38,150,000	28,890,489
Assurant, Inc.
2.65% due 01/15/32	36,760,000	27,187,978
6.75% due 02/15/34	1,450,000	1,451,056
Stewart Information Services Corp.
3.60% due 11/15/31	37,100,000	28,430,740
NFP Corp.
6.88% due 08/15/28[4]	17,334,000	14,288,052
7.50% due 10/01/30[4]	11,950,000	11,237,585
UBS Group AG
2.10% due 02/11/32[3,4]	33,400,000	25,146,625
Standard Chartered plc
4.64% due 04/01/31[3,4]	27,625,000	24,824,846
Americo Life, Inc.
3.45% due 04/15/31[4]	32,210,000	24,494,566
Iron Mountain, Inc.
4.50% due 02/15/31[4]	18,748,000	15,409,731
5.63% due 07/15/32[4]	8,350,000	7,236,245
4.88% due 09/15/27[4]	1,938,000	1,782,185
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	26,450,000	22,802,499
Westpac Banking Corp.
3.02% due 11/18/36[3]	15,650,000	11,635,262
2.96% due 11/16/40	16,600,000	10,960,399
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	21,960,145
Hunt Companies, Inc.
5.25% due 04/15/29[4]	25,000,000	21,012,810
LPL Holdings, Inc.
4.00% due 03/15/29[4]	17,588,000	15,303,319
4.38% due 05/15/31[4]	6,241,000	5,305,783
Manulife Financial Corp.
2.48% due 05/19/27	17,800,000	15,975,135
4.06% due 02/24/32[3]	4,815,000	4,384,204
Toronto-Dominion Bank
8.13% due 10/31/82[3]	19,200,000	19,968,000
Brookfield Finance, Inc.
3.50% due 03/30/51	18,720,000	11,882,417
4.70% due 09/20/47	9,750,000	7,835,915
Corebridge Financial, Inc.
6.88% due 12/15/52[3,4]	15,980,000	14,766,074
4.35% due 04/05/42[4]	4,950,000	4,060,728
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	27,760,000	18,789,257
Societe Generale S.A.
2.89% due 06/09/32[3,4]	21,150,000	16,271,273
1.79% due 06/09/27[3,4]	1,630,000	1,402,468
Central Storage Safety Project Trust
4.82% due 02/01/38[7]	18,387,680	16,530,344
GA Global Funding Trust
2.90% due 01/06/32[4]	17,480,000	13,837,080
1.25% due 12/08/23[4]	1,650,000	1,583,126
Bank of Nova Scotia
8.63% due 10/27/82[3]	13,100,000	13,619,243
2.44% due 03/11/24	1,600,000	1,544,741
Kemper Corp.
2.40% due 09/30/30	19,241,000	14,959,363
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	22,210,000	14,847,796
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	19,050,000	14,801,291
QBE Insurance Group Ltd.
5.88% [3,4,6]	15,700,000	14,800,047
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	18,000,000	14,555,296

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 31.1% (continued)
Financial - 14.1% (continued)
Prudential Financial, Inc.
3.70% due 10/01/50[3]	17,050,000	$14,388,325
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,780,000	8,966,063
3.15% due 06/15/31	6,270,000	5,277,096
Lincoln National Corp.
4.38% due 06/15/50	18,680,000	13,903,418
Kennedy-Wilson, Inc.
4.75% due 03/01/29	16,062,000	12,729,887
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	13,970,000	12,088,230
CNO Financial Group, Inc.
5.25% due 05/30/29	11,125,000	10,598,837
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	14,970,000	9,872,809
KKR Group Finance Company X LLC
3.25% due 12/15/51[4]	15,150,000	9,589,357
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	9,000,000	9,211,693
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	9,177,786
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	13,360,000	8,913,634
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	8,050,000	7,931,713
American Equity Investment Life Holding Co.
5.00% due 06/15/27	8,142,000	7,709,618
Ceamer Finance LLC
6.92% due 05/15/38†††	7,500,000	7,169,325
CNO Global Funding
1.75% due 10/07/26[4]	7,400,000	6,488,241
Cooperatieve Rabobank UA
4.66% due 08/22/28[3,4]	6,200,000	5,950,639
NFL Trust XI SPV
3.53% due 10/05/35†††	7,000,000	5,660,270
Citigroup, Inc.
2.52% due 11/03/32[3]	6,900,000	5,365,915
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	5,043,264
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	4,682,000	4,468,313
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,369,890
Brookfield Finance LLC
3.45% due 04/15/50	6,820,000	4,307,504
HS Wildcat LLC
3.83% due 12/31/50†††	4,993,960	3,732,436

Goldman Sachs Group, Inc.
3.65% [3,6]	2,450,000	1,978,375
1.22% due 12/06/23	1,650,000	1,592,768
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[4]	1,851,678	1,777,903
4.66% (1 Month USD LIBOR + 0.34%) due 02/15/52◊,4	1,662,884	1,187,550
Commonwealth Bank of Australia
3.61% due 09/12/34[3,4]	3,550,000	2,938,407
Enstar Group Ltd.
3.10% due 09/01/31	1,670,000	1,219,492
4.95% due 06/01/29	1,250,000	1,145,540
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	2,710,000	2,351,809
Old Republic International Corp.
3.85% due 06/11/51	3,229,000	2,214,618
New York Life Global Funding
4.28% (SOFR + 0.22%) due 02/02/23◊,4	2,070,000	2,069,533
Home Point Capital, Inc.
5.00% due 02/01/26[4]	2,991,000	2,068,247
American National Group, Inc.
6.14% due 06/13/32[4]	2,000,000	1,891,364
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,265,000	1,567,863
Jackson National Life Global Funding
1.75% due 01/12/25[4]	1,650,000	1,531,342
Brighthouse Financial Global Funding
1.00% due 04/12/24[4]	1,620,000	1,525,457
Danske Bank A/S
0.98% due 09/10/25[3,4]	1,660,000	1,515,568
Western Group Housing, LP
6.75% due 03/15/57[4]	1,469,268	1,502,914
Athene Global Funding
2.67% due 06/07/31[4]	1,550,000	1,196,136
2.65% due 10/04/31[4]	400,000	305,582
Lloyds Banking Group plc
3.51% due 03/18/26[3]	1,580,000	1,501,053
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	2,450,000	1,490,249
Mitsubishi UFJ Financial Group, Inc.
4.08% due 04/19/28[3]	1,580,000	1,489,486
BNP Paribas S.A.
1.32% due 01/13/27[3,4]	1,640,000	1,433,402
Mizuho Financial Group, Inc.
5.51% due 09/13/28[3]	1,400,000	1,400,256

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 31.1% (continued)
Financial - 14.1% (continued)
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[4]	2,150,000	$1,371,612
Selective Insurance Group, Inc.
5.38% due 03/01/49	1,510,000	1,292,433
ING Groep N.V.
1.73% due 04/01/27[3]	1,360,000	1,200,171
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,417,000	1,177,102
Hartford Financial Services Group, Inc.
6.10% due 10/01/41	1,165,000	1,175,895
Mid-Atlantic Military Family Communities LLC
5.24% due 08/01/50[4]	1,087,287	973,302
Atlas Mara Ltd.
due 12/31/21†††,7,8	2,127,812	714,945
F&G Global Funding
2.30% due 04/11/27[4]	790,000	694,412
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[7]	749,139	667,164
Pacific Beacon LLC
5.51% due 07/15/36[4]	500,000	476,418
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	300,000	276,222
Markel Corp.
4.30% due 11/01/47	350,000	273,515
Pine Street Trust I
4.57% due 02/15/29[4]	250,000	231,190
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	215,000	207,535
Total Financial		2,476,330,672
Consumer, Non-cyclical - 4.1%
Altria Group, Inc.
3.70% due 02/04/51	67,650,000	42,370,591
3.40% due 05/06/30	32,920,000	28,138,442
4.45% due 05/06/50	6,120,000	4,333,536
CoStar Group, Inc.
2.80% due 07/15/30[4]	89,110,000	72,775,217
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	23,866,021
2.90% due 05/15/30	19,810,000	16,231,668
5.30% due 08/15/29	4,300,000	4,157,113
BAT Capital Corp.
3.98% due 09/25/50	41,450,000	27,123,077
4.70% due 04/02/27	17,390,000	16,669,900
Smithfield Foods, Inc.
2.63% due 09/13/31[4]	39,050,000	27,928,830
3.00% due 10/15/30[4]	15,400,000	11,725,453
5.20% due 04/01/29[4]	850,000	776,475
DaVita, Inc.
3.75% due 02/15/31[4]	37,328,000	27,859,753
4.63% due 06/01/30[4]	14,190,000	11,414,815
Becle, SAB de CV
2.50% due 10/14/31[4]	44,100,000	34,265,700
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[4]	29,125,000	22,334,525
4.38% due 02/02/52[4]	10,200,000	7,210,628
5.13% due 02/01/28[4]	2,250,000	2,131,589
Triton Container International Ltd.
3.15% due 06/15/31[4]	34,700,000	27,012,584
Royalty Pharma plc
3.55% due 09/02/50	39,710,000	25,376,814
Medline Borrower, LP
3.88% due 04/01/29[4]	29,591,000	23,849,162
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[4]	19,570,000	15,582,123
3.50% due 04/01/30[4]	9,500,000	7,501,105
California Institute of Technology
3.65% due 09/01/2119	31,896,000	20,315,813
Emory University
2.97% due 09/01/50	30,000,000	20,276,716
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	19,351,609
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]	22,650,000	18,106,636
Universal Health Services, Inc.
2.65% due 10/15/30[4]	18,660,000	14,850,992
Sabre GLBL, Inc.
7.38% due 09/01/25[4]	12,825,000	12,325,338
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	13,450,000	11,609,833
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]	14,400,000	11,326,716
Spectrum Brands, Inc.
3.88% due 03/15/31[4]	13,475,000	10,480,314
5.50% due 07/15/30[4]	717,000	632,777
TriNet Group, Inc.
3.50% due 03/01/29[4]	12,470,000	10,252,834
US Foods, Inc.
6.25% due 04/15/25[4]	8,464,000	8,375,408
Block, Inc.
2.75% due 06/01/26	8,915,000	7,964,661
WW International, Inc.
4.50% due 04/15/29[4]	12,900,000	6,444,711
Central Garden & Pet Co.
4.13% due 04/30/31[4]	7,732,000	6,400,743

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 31.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
OhioHealth Corp.
3.04% due 11/15/50		9,100,000	$6,384,570
Syneos Health, Inc.
3.63% due 01/15/29[4]		7,000,000	5,574,415
Johns Hopkins University
2.81% due 01/01/60		8,750,000	5,463,369
HCA, Inc.
3.50% due 07/15/51		6,175,000	3,961,679
3.50% due 09/01/30		1,600,000	1,379,962
Duke University
2.83% due 10/01/55		7,894,000	5,324,732
Children's Hospital Corp.
2.59% due 02/01/50		7,100,000	4,321,653
Children's Health System of Texas
2.51% due 08/15/50		6,500,000	3,881,630
APi Group DE, Inc.
4.13% due 07/15/29[4]		4,150,000	3,439,603
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		3,900,000	3,274,831
CPI CG, Inc.
8.63% due 03/15/26[4]		3,332,000	3,274,281
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		3,775,000	2,571,839
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51		4,250,000	2,513,115
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		3,500,000	2,318,693
Tenet Healthcare Corp.
4.63% due 06/15/28[4]		2,056,000	1,839,587
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51		2,700,000	1,664,266
Quanta Services, Inc.
0.95% due 10/01/24		1,660,000	1,528,726
Aetna, Inc.
6.75% due 12/15/37		1,150,000	1,233,486
Reynolds American, Inc.
6.15% due 09/15/43		1,340,000	1,195,189
Molina Healthcare, Inc.
4.38% due 06/15/28[4]		1,290,000	1,177,241
Humana, Inc.
0.65% due 08/03/23		1,000,000	974,210
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		1,050,000	810,653
AmerisourceBergen Corp.
0.74% due 03/15/23		358,000	354,984
Total Consumer, Non-cyclical			723,812,936
Industrial - 3.3%
Boeing Co.
5.81% due 05/01/50		114,650,000	106,300,711
5.71% due 05/01/40		68,110,000	64,947,140
5.04% due 05/01/27		7,150,000	7,071,190
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††		66,638,655	51,023,885
TD SYNNEX Corp.
2.65% due 08/09/31		40,600,000	30,751,912
2.38% due 08/09/28		20,500,000	16,537,934
Cellnex Finance Company S.A.
3.88% due 07/07/41[4]		68,935,000	47,151,540
Vontier Corp.
2.95% due 04/01/31		34,250,000	24,747,954
2.40% due 04/01/28		19,150,000	15,301,531
Flowserve Corp.
3.50% due 10/01/30		22,340,000	18,621,723
2.80% due 01/15/32		19,800,000	14,831,092
Dyal Capital Partners IV
3.65% due 02/22/41†††		41,800,000	32,065,198
Acuity Brands Lighting, Inc.
2.15% due 12/15/30		34,050,000	26,148,660
Stadco LA, LLC
3.75% due 05/15/56†††		31,000,000	21,365,200
Owens Corning
3.88% due 06/01/30		21,890,000	19,450,120
GATX Corp.
4.00% due 06/30/30		14,265,000	12,640,726
3.50% due 06/01/32		1,650,000	1,381,360
4.70% due 04/01/29		400,000	379,934
Weir Group plc
2.20% due 05/13/26[4]		12,815,000	11,364,929
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	10,904,320
Artera Services LLC
9.03% due 12/04/25[4]		8,490,000	7,072,934
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	6,293,294
Hillenbrand, Inc.
3.75% due 03/01/31		7,650,000	6,273,000
Mueller Water Products, Inc.
4.00% due 06/15/29[4]		5,750,000	5,052,812
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	4,866,417
Huntington Ingalls Industries, Inc.
2.04% due 08/16/28		5,150,000	4,244,879
Penske Truck Leasing Company, LP / PTL Finance Corp.
1.70% due 06/15/26[4]		1,620,000	1,417,155
Trimble, Inc.
4.15% due 06/15/23		1,155,000	1,146,976

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 31.1% (continued)
Industrial - 3.3% (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[4]		677,000	$536,541
Howmet Aerospace, Inc.
5.95% due 02/01/37		525,000	509,642
Adevinta ASA
3.00% due 11/15/27	EUR	417,000	394,134
Martin Marietta Materials, Inc.
0.65% due 07/15/23		360,000	350,718
JELD-WEN, Inc.
6.25% due 05/15/25[4]		300,000	280,603
Fortune Brands Innovations, Inc.
4.50% due 03/25/52		300,000	225,227
Carlisle Companies, Inc.
0.55% due 09/01/23		220,000	212,874
Hexcel Corp.
4.20% due 02/15/27		180,000	166,233
Canadian National Railway Co.
6.71% due 07/15/36		110,000	121,266
Total Industrial			572,151,764
Consumer, Cyclical - 3.2%
Marriott International, Inc.
4.63% due 06/15/30		38,685,000	36,097,512
2.85% due 04/15/31		33,790,000	27,362,556
3.50% due 10/15/32		25,885,000	21,532,787
2.75% due 10/15/33		25,150,000	19,187,134
Delta Air Lines, Inc.
7.00% due 05/01/25[4]		46,725,000	47,750,181
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††		53,386,849	47,053,567
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]		45,200,000	44,096,297
Hyatt Hotels Corp.
6.00% due 04/23/30		23,885,000	23,364,908
5.63% due 04/23/25		18,750,000	18,605,331
1.30% due 10/01/23		1,660,000	1,613,611
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[4]		34,089,000	29,486,985
4.00% due 05/01/31[4]		5,900,000	4,936,117
3.63% due 02/15/32[4]		1,900,000	1,521,520
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		35,057,259	34,853,992
Choice Hotels International, Inc.
3.70% due 01/15/31		40,900,000	34,669,044
Ferguson Finance plc
3.25% due 06/02/30[4]		17,904,000	15,180,123
4.65% due 04/20/32[4]		5,200,000	4,732,326
Warnermedia Holdings, Inc.
5.14% due 03/15/52[4]		27,350,000	19,882,532
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]		15,153,927	12,335,704
4.25% due 11/15/32[4]		5,210,321	4,660,817
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]		13,135,000	10,636,854
3.88% due 01/15/28[4]		6,940,000	6,208,146
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29		8,498,715	7,336,833
3.20% due 06/15/28		5,324,300	4,617,352
3.00% due 10/15/28		3,852,680	3,338,269
3.15% due 02/15/32		159,919	132,342
Steelcase, Inc.
5.13% due 01/18/29		17,427,000	15,182,577
Whirlpool Corp.
4.60% due 05/15/50		16,920,000	13,449,681
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50		15,178,000	11,165,618
WMG Acquisition Corp.
3.00% due 02/15/31[4]		12,444,000	9,943,876
Air Canada
3.88% due 08/15/26[4]		8,650,000	7,661,588
Levi Strauss & Co.
3.50% due 03/01/31[4]		6,100,000	4,841,509
Allison Transmission, Inc.
3.75% due 01/30/31[4]		5,411,000	4,450,548
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[4]		3,800,000	3,571,898
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]		2,850,000	2,750,250
United Airlines, Inc.
4.38% due 04/15/26[4]		1,750,000	1,622,121
Brunswick Corp.
5.10% due 04/01/52		2,030,000	1,458,746
PulteGroup, Inc.
6.38% due 05/15/33		1,400,000	1,396,575
HP Communities LLC
5.86% due 09/15/53[4]		1,420,000	1,349,621
Lear Corp.
5.25% due 05/15/49		1,360,000	1,113,492
NVR, Inc.
3.00% due 05/15/30		1,200,000	1,007,391
JetBlue Class A Pass Through Trust
4.00% due 11/15/32		130,369	115,906
Total Consumer, Cyclical			562,274,237
Communications - 2.3%
Level 3 Financing, Inc.
3.63% due 01/15/29[4]		34,600,000	25,335,539
4.25% due 07/01/28[4]		30,998,000	24,417,125
3.88% due 11/15/29[4]		20,300,000	16,019,448
3.75% due 07/15/29[4]		13,950,000	10,035,214

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 31.1% (continued)
Communications - 2.3% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	53,050,000	$41,299,836
3.90% due 06/01/52	21,650,000	13,592,443
2.25% due 01/15/29	2,500,000	2,012,193
British Telecommunications plc
4.88% due 11/23/81[3,4]	47,450,000	37,328,592
4.25% due 11/23/81[3,4]	8,250,000	6,901,781
9.63% due 12/15/30	2,310,000	2,766,292
Vodafone Group plc
4.13% due 06/04/81[3]	40,375,000	29,966,782
Paramount Global
4.95% due 05/19/50	39,600,000	28,805,755
Rogers Communications, Inc.
4.55% due 03/15/52[4]	29,625,000	22,967,849
Altice France S.A.
5.13% due 07/15/29[4]	17,600,000	13,195,480
5.13% due 01/15/29[4]	2,290,000	1,721,876
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	17,850,000	14,912,336
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	16,888,000	14,138,497
CSC Holdings LLC
3.38% due 02/15/31[4]	14,175,000	9,244,018
4.13% due 12/01/30[4]	5,741,000	4,052,170
T-Mobile USA, Inc.
2.63% due 04/15/26	13,850,000	12,692,294
VeriSign, Inc.
2.70% due 06/15/31	13,162,000	10,719,349
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	12,010,000	9,910,772
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[4]	10,838,000	8,978,288
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	11,415,000	8,386,600
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	6,450,000	5,637,992
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	6,033,000	5,069,952
Lamar Media Corp.
3.63% due 01/15/31	3,876,000	3,204,396
UPC Broadband Finco BV
4.88% due 07/15/31[4]	3,450,000	2,869,693
Corning, Inc.
4.38% due 11/15/57	2,500,000	1,938,283
Interpublic Group of Companies, Inc.
3.38% due 03/01/41	1,950,000	1,368,238
2.40% due 03/01/31	350,000	276,259
Ziggo BV
4.88% due 01/15/30[4]	1,958,000	1,638,396
Koninklijke KPN N.V.
8.38% due 10/01/30	1,140,000	1,272,946
Match Group Holdings II LLC
4.13% due 08/01/30[4]	1,250,000	1,020,460
Virgin Media Finance plc
5.00% due 07/15/30[4]	850,000	681,751
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	324,138
Total Communications		394,703,033
Energy - 1.3%
BP Capital Markets plc
4.88% [3,6]	114,865,000	100,506,875
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	43,921,000	33,959,191
2.94% due 09/30/40[4]	20,010,071	16,066,035
ITT Holdings LLC
6.50% due 08/01/29[4]	38,356,000	32,301,122
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	15,975,000	14,431,741
NuStar Logistics, LP
6.38% due 10/01/30	13,028,000	12,046,532
5.63% due 04/28/27	1,799,000	1,682,168
Parkland Corp.
4.63% due 05/01/30[4]	8,000,000	6,620,000
DT Midstream, Inc.
4.30% due 04/15/32[4]	3,250,000	2,855,271
4.13% due 06/15/29[4]	550,000	472,510
Valero Energy Corp.
7.50% due 04/15/32	2,530,000	2,843,647
4.00% due 06/01/52	290,000	217,856
Halliburton Co.
7.45% due 09/15/39	1,100,000	1,240,393
Enterprise Products Operating LLC
5.10% due 02/15/45	1,340,000	1,204,256
Magellan Midstream Partners, LP
3.95% due 03/01/50	1,600,000	1,170,832
Enbridge Energy Partners, LP
7.38% due 10/15/45	1,040,000	1,161,653
ONEOK Partners, LP
6.20% due 09/15/43	680,000	645,590
ONEOK, Inc.
4.50% due 03/15/50	850,000	632,925
Total Energy		230,058,597
Basic Materials - 1.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]	48,900,000	40,809,282
4.20% due 05/13/50[4]	26,390,000	18,641,236
Anglo American Capital plc
5.63% due 04/01/30[4]	21,100,000	20,946,730
2.63% due 09/10/30[4]	18,000,000	14,628,329
3.95% due 09/10/50[4]	14,140,000	10,326,930
2.88% due 03/17/31[4]	70,000	57,156

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 31.1% (continued)
Basic Materials - 1.2% (continued)
Alcoa Nederland Holding BV
4.13% due 03/31/29[4]		8,600,000	$7,629,564
5.50% due 12/15/27[4]		6,525,000	6,287,886
6.13% due 05/15/28[4]		2,800,000	2,758,336
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		18,630,000	16,591,878
Valvoline, Inc.
3.63% due 06/15/31[4]		18,300,000	15,015,699
Yamana Gold, Inc.
2.63% due 08/15/31		14,350,000	10,715,474
4.63% due 12/15/27		3,000,000	2,808,220
Reliance Steel & Aluminum Co.
2.15% due 08/15/30		12,040,000	9,481,066
INEOS Quattro Finance 2 plc
2.50% due 01/15/26	EUR	8,500,000	7,714,763
Steel Dynamics, Inc.
2.40% due 06/15/25		5,950,000	5,579,197
Nucor Corp.
2.00% due 06/01/25		5,000,000	4,653,185
Southern Copper Corp.
7.50% due 07/27/35		1,250,000	1,451,888
Albemarle Corp.
5.45% due 12/01/44		1,500,000	1,355,457
ArcelorMittal S.A.
6.75% due 03/01/41		1,000,000	964,300
Total Basic Materials			198,416,576
Technology - 1.1%
Broadcom, Inc.
4.93% due 05/15/37[4]		33,182,000	28,946,824
4.15% due 11/15/30		19,480,000	17,457,044
3.19% due 11/15/36[4]		3,135,000	2,251,833
2.60% due 02/15/33[4]		1,660,000	1,245,991
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		42,240,000	34,807,289
Oracle Corp.
3.95% due 03/25/51		38,750,000	27,607,021
6.13% due 07/08/39		1,190,000	1,183,658
Qorvo, Inc.
4.38% due 10/15/29		21,000,000	18,569,040
3.38% due 04/01/31[4]		8,675,000	6,969,833
Leidos, Inc.
2.30% due 02/15/31		20,050,000	15,359,412
4.38% due 05/15/30		2,650,000	2,389,662
MSCI, Inc.
3.63% due 09/01/30[4]		17,718,000	14,728,087
3.88% due 02/15/31[4]		1,769,000	1,470,791
CGI, Inc.
2.30% due 09/14/31		16,050,000	12,186,659
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]		4,550,000	4,031,130
Microchip Technology, Inc.
0.97% due 02/15/24		1,650,000	1,566,886
Skyworks Solutions, Inc.
0.90% due 06/01/23		500,000	490,109
Total Technology			191,261,269
Utilities - 0.5%
AES Corp.
3.95% due 07/15/30[4]		27,890,000	24,598,980
3.30% due 07/15/25[4]		3,750,000	3,535,877
NRG Energy, Inc.
2.45% due 12/02/27[4]		26,000,000	21,542,426
Alexander Funding Trust
1.84% due 11/15/23[4]		14,400,000	13,794,506
Enel Finance America LLC
2.88% due 07/12/41[4]		19,800,000	11,877,573
Clearway Energy Operating LLC
3.75% due 02/15/31[4]		9,430,000	7,829,248
Entergy Texas, Inc.
1.50% due 09/01/26		1,650,000	1,434,390
Indiana Michigan Power Co.
6.05% due 03/15/37		1,310,000	1,350,288
Nevada Power Co.
6.65% due 04/01/36		1,180,000	1,285,810
Southern Power Co.
5.25% due 07/15/43		1,350,000	1,216,891
Consolidated Edison Company of New York, Inc.
5.10% due 06/15/33		1,080,000	1,033,540
Dominion Energy, Inc.
5.30% (3 Month USD LIBOR + 0.53%) due 09/15/23◊		1,030,000	1,027,963
Atmos Energy Corp.
0.63% due 03/09/23		800,000	794,115
OGE Energy Corp.
0.70% due 05/26/23		360,000	353,619
IPALCO Enterprises, Inc.
4.25% due 05/01/30		212,000	188,335
Total Utilities			91,863,561
Collateralized Loan Obligations - 0.0%
Fontainbleau Vegas
2.29% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 09/30/25◊		5,263,449	5,277,976
Total Corporate Bonds
(Cost $6,796,518,236)			5,446,150,621

ASSET-BACKED SECURITIES†† - 25.8%
Collateralized Loan Obligations - 16.5%
LCCM Trust
2021-FL3 A, 5.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,4		98,500,000	94,445,760

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
2021-FL3 AS, 6.12% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,4	36,950,000	$34,824,241
2021-FL3 B, 6.52% (1 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 11/15/38◊,4	21,450,000	20,270,020
LoanCore Issuer Ltd.
2021-CRE6 B, 6.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/15/38◊,4	44,000,000	41,926,438
2021-CRE4 C, 5.62% (30 Day Average SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/35◊,4	25,982,000	24,767,778
2021-CRE6 C, 6.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,4	22,825,000	21,530,982
2019-CRE2 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,4	17,461,429	17,272,196
2021-CRE5 D, 7.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,4	14,350,000	13,088,675
2019-CRE2 B, 6.02% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36◊,4	11,575,000	11,237,524
2021-CRE4 D, 6.42% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊,7	5,600,000	5,370,235
2019-CRE3 B, 5.92% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34◊,7	4,410,000	4,371,750
BXMT Ltd.
2020-FL2 A, 5.34% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,4	58,600,454	57,861,537
2020-FL3 AS, 5.67% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,4	23,550,000	22,891,789
2020-FL2 B, 5.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38◊,4	16,000,000	15,560,827
2020-FL3 C, 6.47% (30 Day Average SOFR + 2.66%, Rate Floor: 2.55%) due 11/15/37◊,4	16,125,000	15,392,237
2020-FL3 B, 6.07% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37◊,4,7	10,600,000	10,295,172
2020-FL2 C, 6.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,4,7	5,360,000	5,160,817
2020-FL2 AS, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,4,7	5,200,000	5,100,439
Cerberus Loan Funding XXX, LP
2020-3A A, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,4	100,000,001	97,817,890
2020-3A B, 6.58% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,4	10,200,000	9,777,808
Woodmont Trust
2020-7A A1A, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,4	83,000,000	82,250,087
2020-7A B, 6.68% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,4	13,500,000	13,060,661
2020-7A A2, 6.33% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/32◊,4	7,000,000	6,849,752

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.70% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,4	65,000,000	$62,475,471
2021-2A C, 6.93% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,4	20,925,000	19,410,769
2021-2A B, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,4	19,200,000	18,180,259
HERA Commercial Mortgage Ltd.
2021-FL1 B, 5.94% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,4	49,562,000	46,143,659
2021-FL1 AS, 5.64% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38◊,4	28,000,000	26,163,704
2021-FL1 C, 6.29% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/18/38◊,4	19,200,000	17,946,518
2021-FL1 A, 5.39% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊,7	10,000,000	9,649,236
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.62% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,4	104,600,000	97,437,002
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.46% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	23,000,000	22,129,195
2021-3A B, 5.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,4	22,500,000	21,302,561
2021-1A A2, 5.49% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29◊,4	19,000,000	18,443,610
2021-2A B, 6.08% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,4	10,500,000	10,030,538
2021-1A B, 6.04% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,4	7,100,000	6,808,653
2021-2A C, 7.08% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,4	7,000,000	6,663,274
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 5.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,4	83,450,000	80,399,427
Cerberus Loan Funding XXXI, LP
2021-1A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,4	68,987,961	67,852,295
2021-1A C, 6.68% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 04/15/32◊,4	12,000,000	11,393,968
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.83% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,4	76,300,000	74,721,193
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,4	50,650,000	49,317,946
2021-5A A2R, 6.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,4	15,975,000	15,221,237

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,4	33,500,000	$32,685,588
2021-1A BR, 6.08% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/33◊,4	30,400,000	28,826,894
KREF Funding V LLC
6.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	61,764,895	61,465,336
0.15% due 06/25/26†††,9	313,636,364	12,545
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 5.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,4	59,500,000	57,205,995
2021-1A B12, 6.24% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/20/33◊,4	2,500,000	2,347,243
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,4	34,150,000	33,172,569
2021-9A A2R, 6.16% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,4	26,000,000	24,946,329
Cerberus Loan Funding XXVI, LP
2021-1A AR, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,4	55,700,000	54,879,684
2021-1A BR, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31◊,4	3,250,000	3,170,638
CHCP Ltd.
2021-FL1 A, 5.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,4	26,274,365	25,495,753
2021-FL1 AS, 5.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/38◊,4	22,250,000	21,346,156
2021-FL1 B, 6.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,4,7	6,600,000	6,303,528
2021-FL1 C, 6.54% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,4,7	2,950,000	2,734,272
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 5.88% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,4	46,200,000	43,326,568
2021-9A BR, 6.03% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 10/15/33◊,4	6,700,000	6,145,915
2021-9A A1TR, 5.63% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 10/15/33◊,4	3,450,000	3,299,072
FS Rialto
2021-FL3 C, 6.38% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,4	31,150,000	29,451,300
2021-FL2 C, 6.38% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊,4	15,665,000	14,923,615
2021-FL3 B, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,7	8,000,000	7,613,849

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.28% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,4	36,500,000	$34,873,852
2021-4A A2R, 6.58% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,4	16,750,000	15,654,661
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 5.79% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,4	39,500,000	38,066,983
2021-7A A2R, 6.21% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 10/20/31◊,4	8,250,000	7,820,057
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 5.38% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,4	44,300,000	43,270,012
2018-11A C, 6.58% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 04/15/31◊,4	2,300,000	2,155,197
Cerberus Loan Funding XXXIII, LP
2021-3A A, 5.64% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,4	34,500,000	33,068,974
2021-3A B, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,4	9,500,000	8,702,557
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,4	35,900,000	34,524,840
2021-9A C, 6.04% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,4	3,900,000	3,641,973
Cerberus Loan Funding XXXV, LP
2021-5A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,4	30,750,000	29,320,964
2021-5A B, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 09/22/33◊,4	8,000,000	7,490,776
ACRES Commercial Realty Ltd.
2021-FL1 C, 6.33% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36◊,4	13,092,000	12,402,071
2021-FL1 D, 6.98% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36◊,4	11,750,000	11,133,970
2021-FL2 B, 6.58% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37◊,7	10,100,000	9,751,862
2021-FL2 AS, 6.08% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊,7	3,500,000	3,345,217
LCM XXIV Ltd.
2021-24A BR, 5.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 03/20/30◊,4	24,200,000	23,351,807
2021-24A CR, 6.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 03/20/30◊,4	13,050,000	12,078,943
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 5.97% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,4	26,750,000	25,627,351

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
2021-16A A2R2, 6.16% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,4	9,000,000	$8,590,318
Madison Park Funding XLVIII Ltd.
2021-48A B, 5.68% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,4	27,500,000	26,590,789
2021-48A C, 6.23% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,4	5,900,000	5,591,592
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 6.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/26/33◊,4	21,695,000	19,843,386
2021-49A CR, 6.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 08/26/33◊,4	12,600,000	10,997,596
BDS Ltd.
2021-FL9 C, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,4	19,500,000	18,203,851
2020-FL5 B, 6.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊,7	4,400,000	4,318,580
2021-FL9 D, 6.59% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38◊,7	4,400,000	4,024,814
2020-FL5 AS, 5.79% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37◊,7	3,200,000	3,146,057
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.01% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,4	29,900,000	29,415,378
BCC Middle Market CLO LLC
2021-1A A1R, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,4	30,450,000	29,398,787
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,4	26,700,000	25,731,116
2021-40A C, 5.83% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,4	2,000,000	1,868,480
MidOcean Credit CLO VII
2020-7A BR, 5.68% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,4	27,500,000	26,503,606
OCP CLO Ltd.
2020-4A A2RR, 5.78% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,4	25,500,000	24,992,397
STWD Ltd.
2019-FL1 B, 6.04% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊,4	11,210,000	10,959,933
2019-FL1 C, 6.39% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊,7	8,800,000	8,540,491
2021-FL2 C, 6.43% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38◊,7	2,820,000	2,630,241
2019-FL1 AS, 5.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38◊,7	2,200,000	2,162,170
BSPDF Issuer Ltd.
2021-FL1 C, 6.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,4	15,300,000	14,277,440

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
2021-FL1 B, 6.12% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36◊,7	6,500,000	$6,126,817
2021-FL1 D, 7.07% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊,7	3,500,000	3,107,684
Madison Park Funding LIII Ltd.
2022-53A B, 5.74% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	24,000,000	22,834,049
Venture XIV CLO Ltd.
2020-14A CRR, 6.99% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,4	22,725,000	21,942,846
Magnetite XXIX Ltd.
2021-29A B, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,4	15,100,000	14,575,141
2021-29A C, 5.73% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,4	7,700,000	7,228,721
Apres Static CLO Ltd.
2020-1A A2R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,4	21,750,000	21,400,778
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.51% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,4	21,171,638	20,863,785
Golub Capital Partners CLO 54M L.P
2021-54A B, 6.38% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,4	21,000,000	19,586,820
Marathon CLO V Ltd.
2017-5A A2R, 6.13% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,4	18,020,137	17,894,738
2017-5A A1R, 5.55% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,4	519,506	518,294
AMMC CLO XIV Ltd.
2021-14A A2R2, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,4	18,290,000	17,968,336
Recette CLO Ltd.
2021-1A BRR, 5.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,4	9,800,000	9,308,694
2021-1A CRR, 5.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 04/20/34◊,4	9,200,000	8,417,856
Anchorage Capital CLO 6 Ltd.
2021-6A CRR, 6.28% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 07/15/30◊,4	18,585,000	17,641,252
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 5.63% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,4	14,100,000	13,628,956
2021-32A CR, 5.93% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 01/20/32◊,4	4,200,000	3,932,899
BSPRT Issuer Ltd.
2021-FL7 C, 6.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊,7	7,250,000	6,903,691
2021-FL6 C, 6.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊,7	5,550,000	5,221,721

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
2021-FL7 B, 6.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38◊,7	4,875,000	$4,685,241
Owl Rock CLO VI Ltd.
2021-6A B1, 6.50% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,4	17,450,000	16,809,065
KREF
2021-FL2 C, 6.33% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,4	16,600,000	15,863,279
Owl Rock CLO II Ltd.
2021-2A ALR, 5.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,4	15,600,000	15,068,001
Dryden 36 Senior Loan Fund
2020-36A CR3, 6.13% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29◊,4	15,200,000	14,567,695
GPMT Ltd.
2019-FL2 C, 6.70% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 02/22/36◊,4	13,587,897	13,543,177
Golub Capital Partners CLO 25M Ltd.
2018-25A AR, 5.91% (3 Month USD LIBOR + 1.38%, Rate Floor: 1.38%) due 05/05/30◊,4	13,078,511	12,856,307
Octagon Investment Partners 49 Ltd.
2021-5A B, 5.63% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,4	12,800,000	12,328,187
Greystone Commercial Real Estate Notes
2021-FL3 C, 6.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/39◊,4	12,000,000	11,042,752
Lake Shore MM CLO III LLC
2021-2A A1R, 5.56% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,4	10,000,000	9,798,668
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	9,719,892
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.06% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,4	10,000,000	9,533,537
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 5.63% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4	9,000,000	8,561,020
Boyce Park CLO Ltd.
2022-1A B1, 5.74% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	8,800,000	8,388,266
Cerberus Loan Funding XXXVI, LP
2021-6A A, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,4	7,880,261	7,845,283
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,10]	10,000,000	7,772,664
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 5.74% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37◊,7	3,100,000	2,960,778
2021-FL4 C, 6.09% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37◊,7	3,100,000	2,917,296

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
HGI CRE CLO Ltd.
2021-FL2 B, 5.83% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊,7	5,000,000	$4,697,005
2021-FL2 C, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36◊,7	1,000,000	945,384
Owl Rock CLO I Ltd.
2019-1A A, 6.48% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,4	5,650,000	5,528,099
Shackleton CLO Ltd.
2017-8A BR, 5.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27◊,4	5,510,000	5,414,755
VOYA CLO
2021-2A BR, 6.23% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,4	4,950,000	4,671,173
Stratus CLO Ltd.
2021-1A B, 5.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/29/29◊,4	4,500,000	4,311,970
Atlas Senior Loan Fund III Ltd.
2017-1A BR, 5.95% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27◊,4	4,300,000	4,222,591
Elmwood CLO 19 Ltd.
2022-6A B1, 6.67% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 10/17/34◊,4	4,000,000	3,997,074
Northwoods Capital XII-B Ltd.
2018-12BA B, 6.62% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,4	4,000,000	3,770,923
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.88% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36◊,7	3,800,000	3,553,434
BRSP Ltd.
2021-FL1 D, 7.04% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38◊,7	3,800,000	3,495,065
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,10]	8,920,000	2,666,188
Wellfleet CLO Ltd.
2018-2A A2R, 5.82% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28◊,4	2,500,000	2,443,184
Allegro CLO VII Ltd.
2018-1A C, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 06/13/31◊,4	2,500,000	2,336,722
FS Rialto Issuer LLC
2022-FL7 B, 7.82% (1 Month Term SOFR + 3.91%, Rate Floor: 3.91%) due 10/19/39◊,7	2,000,000	1,986,029
TRTX Issuer Ltd.
2019-FL3 B, 6.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34◊,7	1,500,000	1,444,158
2019-FL3 A, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34◊,7	411,464	406,938
Voya CLO Ltd.
2013-1A INC, due 10/15/30[4,10]	10,575,071	1,750,280
Diamond CLO Ltd.
2021-1A CR, 6.76% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,4	1,385,209	1,370,868

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Collateralized Loan Obligations - 16.5% (continued)
Newfleet CLO Ltd.
2018-1A A1R, 5.19% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,4		584,857	$582,899
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,10]		6,859,005	410,374
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,10]		3,700,000	269,193
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,10]		461,538	169,509
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,10]		1,300,000	61,100
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[4,10]		1,200,000	59,208
Avery Point II CLO Ltd.
2013-3X COM , due 01/18/25[10]		2,375,019	17,005
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,10]		1,808,219	1,971
Copper River CLO Ltd.
2007-1A INC, due 01/20/21†††,7,10		1,500,000	587
Total Collateralized Loan Obligations			2,890,184,940
Financial - 2.6%
Strategic Partners Fund VIII LP
6.68% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		51,900,000	51,941,001
6.33% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		21,900,000	21,917,301
Madison Avenue Secured Funding Trust
2021-1, 5.07% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,4		70,150,000	70,150,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		82,344,832	69,918,174
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	51,600,000	55,264,003
HarbourVest Structured Solutions IV Holdings, LP
6.12% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		19,956,425	19,962,611
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	11,100,000	11,888,187
Project Onyx
5.99% (3 Month Term SOFR + 2.40%, Rate Floor: 2.30%) due 01/26/27◊,†††		31,000,000	31,033,150
Thunderbird A
5.50% due 03/01/37†††		21,650,699	21,109,432
Ceamer Finance LLC
3.69% due 03/22/31†††		22,568,371	20,675,110
Lightning A
5.50% due 03/01/37†††		21,167,980	20,638,781
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		18,472,160	17,749,529
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		12,950,968	12,319,278
Aesf Vi Verdi, LP
5.82% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††		7,705,292	7,710,121
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	3,871,856	4,146,788
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]		10,666,127	10,548,242
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[4]		2,181,535	2,135,291
Total Financial			449,106,999
Transport-Aircraft - 2.2%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]		64,924,383	51,857,104
2021-2A, 2.80% due 01/15/47[4]		23,114,195	18,604,031
2020-1A, 3.35% due 01/16/40[4]		16,352,593	13,098,947
2019-1, 3.84% due 05/15/39[4]		7,707,258	5,029,127
2017-1A, 3.97% due 05/16/42[4]		4,656,929	3,611,474
2019-2, 3.38% due 10/16/39[4]		1,961,469	1,451,541

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Transport-Aircraft - 2.2% (continued)
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	53,144,618	$44,643,605
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]	44,840,459	37,663,820
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	34,077,456	29,500,390
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]	36,280,428	29,080,951
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	35,060,491	27,797,041
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	27,811,992	21,029,148
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	27,761,132	20,960,210
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	24,753,064	19,184,368
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	17,070,767	15,237,109
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	19,218,514	14,539,857
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	11,321,902	9,167,600
2017-1, 4.58% due 02/15/42[4]	4,431,267	4,019,273
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	12,643,156	11,081,563
2016-1, 4.45% due 08/15/41	63,644	55,404
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,4	10,637,384	10,502,768
Slam Ltd.
2021-1A, 3.42% due 06/15/46[4]	1,359,300	1,104,912
Stripes Aircraft Ltd.
2013-1 A1, 7.85% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23◊,†††	73,954	71,477
Total Transport-Aircraft		389,291,720
Whole Business - 1.5%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	95,355,125	80,590,909
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	29,845,500	23,345,329
2022-1A, 3.13% due 01/25/52[4]	23,323,750	19,043,818
Taco Bell Funding LLC
2021-1A, 2.29% due 08/25/51[4]	23,334,300	18,746,030
2016-1A, 4.97% due 05/25/46[4]	14,505,750	13,913,393
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	25,245,000	21,334,045
2022-1A, 3.73% due 03/05/52[4]	10,274,250	8,829,865
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	28,787,250	21,570,373
2020-1, 2.84% due 01/30/51[4]	9,628,500	7,713,189
Domino's Pizza Master Issuer LLC
2021-1A, 3.15% due 04/25/51[4]	9,191,035	7,347,249
2017-1A, 4.12% due 07/25/47[4]	7,905,750	7,245,027
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]	12,312,300	11,326,183
2019-1A, 4.08% due 06/15/49[4]	1,524,250	1,351,562
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[4]	7,636,478	6,962,818
2021-1A, 2.79% due 11/20/51[4]	6,682,500	5,147,837
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[4]	11,443,150	8,278,101
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[4]	3,356,100	3,297,664
Total Whole Business		266,043,392
Net Lease - 0.9%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	27,434,316	25,379,648

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.8% (continued)
Net Lease - 0.9% (continued)
2016-1A, 4.32% due 10/20/46[4]	11,127,949	$10,186,479
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[4]	20,228,265	18,996,301
2020-1, 2.28% due 07/15/60[4]	9,991,321	8,720,191
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	22,074,520	19,232,547
2021-1A, 2.76% due 08/15/51[4]	6,590,375	4,880,529
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	19,915,294	16,316,535
2020-1A, 3.25% due 02/15/50[4]	3,411,814	2,906,637
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	10,050,000	8,268,134
2021-1, 3.04% due 07/20/51[4]	5,050,000	3,895,910
2021-1, 3.44% due 07/20/51[4]	3,215,000	2,512,821
2021-1, 2.51% due 07/20/51[4]	3,000,000	2,470,936
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	15,000,000	13,177,943
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	9,567,622	8,975,508
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[4]	10,000,000	8,215,148
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]	4,355,308	3,433,534
STORE Master Funding LLC
2021-1A, 3.70% due 06/20/51[4]	3,556,128	2,653,341
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[4]	268,497	257,505
Total Net Lease		160,479,647
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	108,450,000	92,448,159
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[4,7]	39,003,649	34,098,492
Anchorage Credit Funding Ltd.
2021-13A C2, 3.65% due 07/27/39[7]	1,950,000	1,566,751
Total Collateralized Debt Obligations		128,113,402
Single Family Residence - 0.7%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[4]	21,640,000	19,204,864
2020-SFR2, 4.00% due 10/19/37[4]	20,340,000	17,853,598
2020-SFR2, 3.37% due 10/19/37[4]	13,010,000	11,272,984
2021-SFR1, 2.19% due 08/17/38[4]	8,174,000	6,861,714
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[4]	46,910,069	38,795,406
2021-3, 2.80% due 01/17/41[4]	15,572,020	12,903,444
Tricon Residential Trust
2021-SFR1, 2.59% due 07/17/38[4]	7,000,000	5,953,861
Total Single Family Residence		112,845,871
Infrastructure - 0.4%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	40,900,000	35,890,273
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[4]	20,888,510	20,665,659
SBA Tower Trust
6.56% due 01/15/28[4]	3,766,000	3,771,900
Hotwire Funding LLC
2021-1, 2.66% due 11/20/51[4]	4,025,000	3,338,946
Total Infrastructure		63,666,778
Transport-Container - 0.3%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	51,186,766	46,344,979
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	10,890,000	9,466,235
Total Transport-Container		55,811,214
Insurance - 0.0%
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[4]	2,379,412	2,225,264
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[4]	1,728,924	1,619,682
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[4]	776,396	750,898
Total Insurance		4,595,844
Total Asset-Backed Securities
(Cost $4,868,673,888)		4,520,139,807

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2%
Residential Mortgage-Backed Securities - 9.5%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	70,660,223	67,516,027
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	61,583,426	55,594,142
2021-RPL4, 1.80% (WAC) due 12/27/60◊,4	41,508,912	37,923,389
2021-RPL1, 1.67% (WAC) due 09/27/60◊,4	28,278,827	26,678,820
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,11]	81,095,080	71,824,817
2021-C, 1.62% due 03/01/61[4,11]	67,988,810	61,106,099
2021-HE1, 5.43% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	7,500,000	7,231,726
FKRT
2.21% due 11/30/58†††,7	117,200,000	112,497,936
PRPM LLC
2021-5, 1.79% due 06/25/26[4,11]	63,865,183	57,828,556
2021-8, 1.74% (WAC) due 09/25/26◊,4	34,573,589	30,975,885
2022-1, 3.72% due 02/25/27[4,11]	8,596,524	8,037,777
Legacy Mortgage Asset Trust
2021-GS2, 1.75% due 04/25/61[4,11]	41,389,167	37,411,300
2021-GS3, 1.75% due 07/25/61[4,11]	36,981,242	33,427,126
2021-GS5, 2.25% due 07/25/67[4,11]	23,495,765	21,032,165
Towd Point Revolving Trust
4.83% due 09/25/64[7]	81,500,000	78,451,818
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	26,145,678	12,713,744
2007-HE5, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/37◊	27,305,092	12,123,062
2006-HE6, 4.87% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 09/25/36◊	23,484,914	8,857,817
2006-HE5, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/36◊	13,467,257	7,015,346
2006-HE4, 4.87% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	8,480,020	4,424,353
2006-HE5, 4.89% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 08/25/36◊	8,069,480	4,135,050
2007-HE2, 4.52% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 01/25/37◊	8,311,077	4,045,513
2007-HE3, 4.50% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 12/25/36◊	5,725,840	2,944,542
2007-NC3, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/37◊	3,534,622	2,464,989
2007-HE6, 4.45% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	2,528,678	2,198,757
2007-HE3, 4.52% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊,4	2,085,611	1,305,799
2006-HE6, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 09/25/36◊	2,976,961	1,118,743
LSTAR Securities Investment Ltd.
2021-1, 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,7	39,566,798	35,281,239
2021-2, 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,7	23,183,548	22,788,641

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 9.5% (continued)
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,11]	61,057,986	$56,357,882
Home Equity Loan Trust
2007-FRE1, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	53,777,206	50,171,987
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.52% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊	64,303,383	38,232,046
2006-WMC4, 4.51% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	11,864,561	6,361,187
2006-WMC3, 4.87% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	1,875,456	1,314,062
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,11]	42,377,699	40,799,668
Soundview Home Loan Trust
2006-OPT5, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	33,385,104	31,499,126
GSAMP Trust
2007-NC1, 4.52% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	25,887,879	13,743,518
2006-HE8, 4.62% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	10,107,000	8,048,840
2006-NC2, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	12,391,343	6,845,197
2007-NC1, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/46◊	5,775,964	2,847,196
Alternative Loan Trust
2007-OA4, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 05/25/47◊	16,067,973	13,475,719
2007-OH3, 4.97% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	6,569,667	5,612,943
2006-43CB, 6.00% (1 Month USD LIBOR + 0.50%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	6,225,734	3,567,322
2007-OA7, 4.75% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	2,396,656	2,006,062
2007-OH3, 4.83% (1 Month USD LIBOR + 0.44%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	653,048	548,145
NovaStar Mortgage Funding Trust Series
2007-2, 4.59% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	23,698,476	22,807,667
2007-1, 4.52% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37◊	2,895,456	1,910,664
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 4.55% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 12/25/36◊,4	21,476,145	11,931,545
2006-WF1, 5.03% due 03/25/36	14,670,183	7,372,474
2007-AMC3, 4.57% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	6,175,653	5,071,379
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	13,557,790	12,159,408
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	13,327,410	11,817,097
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.02% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	21,261,259	20,372,725

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 9.5% (continued)
2006-BC4, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	2,130,819	$2,062,348
2006-BC6, 4.56% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37◊	137,913	135,017
2006-OPT1, 4.65% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36◊	6,300	6,272
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 5.00% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35◊	16,761,000	14,731,035
2007-ASP1, 4.79% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37◊	8,354,297	3,299,805
2007-WM2, 4.60% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37◊	6,400,632	2,834,813
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,4	11,841,208	10,938,572
2022-NQM5, 5.71% due 08/25/67[4,11]	9,897,569	9,481,888
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR10, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	8,265,788	7,139,165
2006-AR9, 2.88% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	8,968,929	7,099,428
2006-AR9, 2.89% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	4,010,011	3,165,855
2006-7, 4.05% due 09/25/36	5,350,947	1,536,185
2006-8, 4.17% due 10/25/36	346,396	122,488
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,4	11,217,528	10,664,770
2020-1, 2.41% (WAC) due 02/25/50◊,4	8,628,868	8,242,911
IXIS Real Estate Capital Trust
2007-HE1, 4.50% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37◊	32,937,009	8,323,722
2006-HE1, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	11,785,897	6,020,904
2007-HE1, 4.62% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	6,250,973	1,579,744
2007-HE1, 4.55% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	5,870,805	1,483,684
2007-HE1, 4.45% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	4,884,238	1,234,201
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	20,000,000	18,123,974
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	18,946,528	17,370,973
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	128,076,604	15,092,726
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[4,11]	14,852,624	14,516,241
GCAT 2022-NQM5 Trust
2022-NQM5, 5.71% due 08/25/67[4,11]	14,609,562	14,389,110
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[4,11]	14,234,049	13,796,946
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.91% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37◊	32,515,610	9,694,363
2006-HE6, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/37◊	8,236,829	4,015,637

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 9.5% (continued)
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,7	8,545,352	$8,224,460
2019-RM3, 2.80% (WAC) due 06/25/69◊,7	4,983,933	4,810,886
RALI Series Trust
2007-QO4, 4.77% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/47◊	4,107,440	3,551,297
2006-QO2, 4.83% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	3,503,416
2007-QO2, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	7,527,349	2,726,649
2006-QO2, 4.93% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	1,167,154
2006-QO6, 4.75% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,073,213
2007-QO3, 4.71% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 03/25/47◊	840,388	713,703
Ameriquest Mortgage Securities Trust
2006-M3, 4.55% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	27,219,281	8,866,893
2006-M3, 4.49% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	11,433,926	3,724,748
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.53% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	11,387,761	10,959,854
ABFC Trust
2007-WMC1, 5.64% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 06/25/37◊	15,627,261	10,798,791
First NLC Trust
2005-4, 5.17% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	9,029,683	8,750,111
2005-1, 4.85% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	2,262,971	1,882,352
Securitized Asset-Backed Receivables LLC Trust
2006-WM4, 4.55% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36◊	30,572,356	8,956,120
2006-HE2, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	3,377,427	1,388,118
Master Asset-Backed Securities Trust
2006-WMC4, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	10,841,325	3,476,206
2006-NC2, 4.87% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	7,836,783	3,117,870
2006-WMC3, 4.71% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 08/25/36◊	5,789,283	2,027,753
2007-WMC1, 4.55% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 01/25/37◊	5,983,188	1,688,517
HarborView Mortgage Loan Trust
2006-14, 4.64% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	6,785,827	5,784,582
2006-12, 4.72% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38◊	5,071,272	4,432,793
OBX Trust
2022-NQM9, 6.45% due 09/25/62[4,11]	9,755,619	9,707,942
Fremont Home Loan Trust
2006-E, 4.51% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 01/25/37◊	11,921,610	5,345,935

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 9.5% (continued)
2006-D, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	10,598,722	$3,871,959
First Franklin Mortgage Loan Trust
2006-FF16, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 12/25/36◊	20,852,336	8,895,194
Securitized Asset-Backed Receivables LLC Trust 2007-BR2
2007-BR2, 4.57% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊,4	10,478,203	8,745,715
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 4.85% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 01/25/37◊	19,535,347	6,170,699
2007-A1, 4.69% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/37◊	7,408,130	2,318,167
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	8,595,642	8,283,873
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,7	9,140,239	8,263,272
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 5.15% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36◊	9,917,388	7,505,149
Long Beach Mortgage Loan Trust
2006-8, 4.71% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	14,837,373	4,154,242
2006-6, 4.89% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	4,595,869	1,856,384
2006-8, 4.57% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	3,959,818	1,104,829
Option One Mortgage Loan Trust
2007-5, 4.61% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 05/25/37◊	7,354,387	4,428,238
2007-2, 4.64% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	5,076,457	2,456,760
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 4.77% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	7,113,145	6,615,658
Lehman XS Trust Series
2007-2N, 4.57% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊	4,926,290	4,349,568
2007-15N, 4.89% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.00%) due 08/25/37◊	1,359,953	1,210,436
2006-10N, 4.81% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	318,605	290,181
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.56% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	5,122,069	3,641,383
2007-HE4, 4.64% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	3,459,898	2,092,930
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 2.86% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	4,764,037	3,793,067
2006-AR13, 2.93% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,458,614	1,212,290

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 9.5% (continued)
2006-AR11, 2.97% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	665,082	$558,854
American Home Mortgage Assets Trust
2006-4, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46◊	7,021,983	3,744,982
2006-6, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46◊	2,178,894	1,758,061
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 4.65% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 12/25/36◊	9,837,051	3,466,124
2007-OA2, 2.82% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	2,210,621	1,864,096
GSAA Home Equity Trust
2006-5, 4.75% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 03/25/36◊	12,909,851	4,776,322
2007-7, 4.93% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	64,101	60,777
Impac Secured Assets CMN Owner Trust
2005-2, 4.89% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 03/25/36◊	5,392,658	4,739,819
OBX Trust
2022-NQM8, 6.10% due 09/25/62[4,11]	4,145,200	4,067,748
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,4	7,108,000	3,902,615
ASG Resecuritization Trust
2010-3, 3.17% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,4	2,709,628	2,475,332
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 4.97% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	1,864,821	1,776,702
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[4,11]	1,628,158	1,598,677
Countrywide Asset-Backed Certificates
2005-15, 5.06% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 03/25/36◊	1,152,953	1,124,750
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,4	986,853	942,787
Structured Asset Investment Loan Trust
2006-3, 4.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	355,808	339,817
2004-BNC2, 5.59% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 12/25/34◊	295,269	288,430
Nomura Resecuritization Trust
2015-4R, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	649,079	582,011
Impac Secured Assets Trust
2006-2, 4.73% (1 Month USD LIBOR + 0.34%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	571,383	513,887
Alliance Bancorp Trust
2007-OA1, 4.87% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	553,565	452,787
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	167,794	165,609
Morgan Stanley Re-REMIC Trust
2010-R5, 2.18% due 06/26/36[4]	124,853	108,859
Morgan Stanley Resecuritization Trust
2014-R9, 3.18% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46◊,4	74,212	73,345

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 9.5% (continued)
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[4]	608	$587
Total Residential Mortgage-Backed Securities		1,658,254,149
Government Agency - 7.6%
Uniform MBS 30 Year
due 02/01/23[17]	1,137,056,933	1,065,849,880
Fannie Mae
2.40% due 03/01/40	27,004,000	19,315,205
3.83% due 05/01/49	19,000,000	16,082,373
2.27% due 10/01/41	16,935,000	11,302,906
3.42% due 09/01/47	12,366,861	10,419,414
2.57% due 08/01/51	12,327,488	9,152,022
2.07% due 10/01/50	12,984,305	9,038,760
due 12/25/43[12,14]	11,664,319	8,811,113
2.00% due 09/01/50	11,649,846	8,007,981
2.31% due 10/01/41	9,435,000	6,344,242
1.76% due 08/01/40	9,360,000	6,272,439
2.17% due 03/01/51	8,638,000	5,825,035
2.44% due 10/01/51	8,500,000	5,407,267
2.10% due 07/01/50	7,391,476	5,167,748
2.43% due 12/01/51	7,401,000	5,004,479
2.49% due 12/01/39	6,680,994	4,985,062
2.41% due 12/01/41	7,100,000	4,839,448
3.05% due 03/01/50	5,963,870	4,798,972
due 10/25/43[12,14]	5,840,322	4,435,312
2.94% due 03/01/52	5,771,768	4,407,536
2.51% due 10/01/46	5,633,368	4,266,450
4.07% due 05/01/49	4,658,721	4,170,824
2.52% due 12/01/41	5,260,672	3,961,820
2.17% due 10/01/50	5,116,543	3,581,375
2.99% due 01/01/40	4,429,000	3,461,310
3.50% due 02/01/48	3,802,455	3,252,592
4.24% due 08/01/48	3,400,000	3,090,314
2.54% due 12/01/39	3,668,665	2,847,234
2.42% due 10/01/51	3,426,890	2,456,965
2.36% due 01/01/42	3,500,000	2,361,592
2.96% due 10/01/49	2,821,551	2,212,110
3.26% due 11/01/46	2,349,163	1,967,363
2.92% due 03/01/50	2,333,989	1,813,883
2.69% due 02/01/52	2,467,757	1,810,033
2.51% due 07/01/50	2,351,128	1,732,626
2.62% due 12/01/51	2,314,031	1,685,922
2.93% due 03/01/52	2,073,065	1,590,367
2.34% due 09/01/39	2,130,653	1,541,923
2.68% due 04/01/50	1,897,193	1,443,646
3.46% due 08/01/49	1,654,897	1,388,171
3.74% due 02/01/48	1,232,383	1,076,830
4.05% due 09/01/48	1,139,383	1,025,946
2.32% due 07/01/50	1,356,452	963,799
2.25% due 10/01/50	1,250,393	905,525
3.96% due 06/01/49	946,972	801,338
3.60% due 10/01/47	912,683	783,093
3.01% due 04/01/42	1,050,000	761,319
4.00% due 12/01/38	768,631	737,155
2.65% due 12/01/51	986,160	715,211
3.18% due 09/01/42	837,483	700,134
3.50% due 12/01/46	731,706	678,659
3.63% due 01/01/37	702,897	622,410
3.91% due 07/01/49	664,254	596,390
4.50% due 03/01/48	590,068	577,802
3.36% due 12/01/39	681,125	559,983
3.50% due 12/01/45	598,783	557,218
4.00% due 01/01/46	565,534	541,691
2.75% due 11/01/31	609,861	536,591
3.50% due 11/01/47	555,394	514,829
2.56% due 05/01/39	593,563	451,887
3.00% due 07/01/46	496,106	444,358
4.50% due 02/01/45	311,415	305,922
4.33% due 09/01/48	328,309	305,446
4.22% due 04/01/49	315,000	277,665
5.00% due 12/01/44	251,427	253,363
3.50% due 08/01/43	216,482	202,406
5.00% due 05/01/44	200,957	201,463
4.50% due 05/01/47	173,887	170,819
2.06% due 09/01/36	140,000	100,554
2.28% due 01/01/51	69,391	49,476
Fannie Mae-Aces
1.47% (WAC) due 03/25/35◊,9	210,834,782	21,996,688
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	11,748,477	9,670,776
2.00% due 05/25/60	9,597,681	7,934,577
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	10,882,964	8,993,270
Freddie Mac
3.26% due 09/01/45	2,156,791	1,836,733
5.00% due 09/01/52	1,141,210	1,146,470
4.50% due 08/01/52	1,173,072	1,137,855
1.96% due 05/01/50	1,548,717	1,029,669
3.50% due 01/01/44	853,095	797,932
4.00% due 02/01/46	617,248	588,520
4.00% due 01/15/46	536,326	527,453
4.00% due 11/01/45	500,874	480,610
3.00% due 08/01/46	527,772	473,227
4.50% due 06/01/48	234,296	229,918
Freddie Mac Multifamily Structured Pass Through Certificates
0.64% (WAC) due 12/25/24◊,9	41,690,257	373,040

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Government Agency - 7.6% (continued)
FREMF Mortgage Trust
0.13% due 05/25/46[4,9]	555,623,146	$13,280
Total Government Agency		1,339,753,014
Commercial Mortgage-Backed Securities - 1.9%
BX Commercial Mortgage Trust
2021-VOLT, 6.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,4	60,050,000	55,844,602
2021-VOLT, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,4	52,000,000	48,649,796
2019-XL, 6.45% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 10/15/36◊,4	6,162,500	5,929,757
2022-LP2, 6.30% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	5,848,857	5,446,330
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.16% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,4	14,350,000	13,593,735
2016-JP3, 3.40% (WAC) due 08/15/49◊	10,290,000	8,498,905
2021-NYAH, 6.51% (1 Month USD LIBOR + 2.19%, Rate Floor: 2.19%) due 06/15/38◊,4	8,000,000	7,478,068
2016-JP3, 1.33% (WAC) due 08/15/49◊,9	59,788,323	2,327,338
SMRT
2022-MINI, 6.29% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	32,500,000	30,219,790
Life Mortgage Trust
2021-BMR, 6.67% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38◊,4	19,167,918	18,085,684
2021-BMR, 6.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/38◊,4	5,160,593	4,882,160
Extended Stay America Trust
2021-ESH, 6.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,4	12,202,403	11,682,036
2021-ESH, 6.02% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,4	6,296,440	6,043,716
Citigroup Commercial Mortgage Trust
2019-GC43, 0.62% (WAC) due 11/10/52◊,9	218,649,230	6,942,944
2019-GC41, 1.04% (WAC) due 08/10/56◊,9	103,380,484	4,771,102
2016-C2, 1.73% (WAC) due 08/10/49◊,9	32,488,458	1,487,916
2016-P4, 1.90% (WAC) due 07/10/49◊,9	28,283,143	1,378,945
2016-P5, 1.38% (WAC) due 10/10/49◊,9	25,315,638	993,515
2016-GC37, 1.65% (WAC) due 04/10/49◊,9	17,252,847	701,861
2015-GC35, 0.72% (WAC) due 11/10/48◊,9	28,495,612	461,367
2015-GC29, 1.02% (WAC) due 04/10/48◊,9	18,411,966	340,778
2016-C3, 1.00% (WAC) due 11/15/49◊,9	10,063,432	304,352
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.97% (WAC) due 07/15/50◊,9	65,601,079	2,122,759
2016-BNK1, 1.72% (WAC) due 08/15/49◊,9	34,912,421	1,637,235
2017-RB1, 1.20% (WAC) due 03/15/50◊,9	33,126,333	1,327,700
2016-C32, 4.73% (WAC) due 01/15/59◊	1,400,000	1,297,848
2017-C42, 0.86% (WAC) due 12/15/50◊,9	34,188,115	1,165,110
2016-C35, 1.88% (WAC) due 07/15/48◊,9	22,901,514	1,136,357
2015-NXS4, 1.02% (WAC) due 12/15/48◊,9	37,750,074	884,246
2017-RC1, 1.39% (WAC) due 01/15/60◊,9	17,161,571	786,765
2016-NXS5, 1.42% (WAC) due 01/15/59◊,9	22,269,251	715,293

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Commercial Mortgage-Backed Securities - 1.9% (continued)
2015-C30, 0.88% (WAC) due 09/15/58◊,9	28,972,802	$544,101
2015-P2, 0.93% (WAC) due 12/15/48◊,9	22,419,900	498,220
2016-C37, 0.81% (WAC) due 12/15/49◊,9	11,633,562	264,105
2015-NXS1, 1.07% (WAC) due 05/15/48◊,9	8,098,561	143,707
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,9	108,603,163	3,448,411
2020-IG3, 3.13% (WAC) due 09/15/48◊,4	5,232,000	3,245,364
2018-B2, 0.41% (WAC) due 02/15/51◊,9	107,548,022	1,668,038
2018-B6, 0.41% (WAC) due 10/10/51◊,9	60,491,446	882,800
2018-B6, 4.61% (WAC) due 10/10/51◊	750,000	658,831
GS Mortgage Securities Trust
2020-GC45, 0.67% (WAC) due 02/13/53◊,9	153,250,475	4,985,958
2019-GC42, 0.81% (WAC) due 09/01/52◊,9	69,397,989	2,687,944
2017-GS6, 1.01% (WAC) due 05/10/50◊,9	41,195,804	1,464,601
2017-GS6, 3.87% due 05/10/50	521,000	452,940
2015-GC28, 0.97% (WAC) due 02/10/48◊,9	14,842,203	225,192
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,4	5,350,000	4,684,113
2020-DUNE, 5.67% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,4	3,750,000	3,630,056
2020-DUNE, 6.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,4	1,000,000	943,873
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.83% (WAC) due 10/15/50◊,9	125,926,009	3,670,290
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,233,657
2016-C4, 0.75% (WAC) due 12/15/49◊,9	81,618,352	1,898,190
2016-C2, 1.49% (WAC) due 06/15/49◊,9	23,781,885	879,083
2017-C5, 0.89% (WAC) due 03/15/50◊,9	7,573,186	203,857
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51◊,9	196,140,919	3,723,755
2015-CR26, 0.90% (WAC) due 10/10/48◊,9	76,704,440	1,477,665
2015-CR24, 0.69% (WAC) due 08/10/48◊,9	39,925,907	566,505
2015-CR23, 0.86% (WAC) due 05/10/48◊,9	35,844,880	550,645
2015-CR27, 0.91% (WAC) due 10/10/48◊,9	25,478,993	510,209
2013-CR13, 0.72% (WAC) due 11/10/46◊,9	34,561,914	176,235
2014-LC15, 1.05% (WAC) due 04/10/47◊,9	8,989,772	76,278
DBGS Mortgage Trust
2018-C1, 4.63% (WAC) due 10/15/51◊	7,588,000	6,680,336
KKR Industrial Portfolio Trust
2021-KDIP, 5.87% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 12/15/37◊,4	6,562,500	6,144,475
BANK
2020-BN25, 0.44% (WAC) due 01/15/63◊,9	140,000,000	3,443,790
2017-BNK6, 0.77% (WAC) due 07/15/60◊,9	39,426,426	1,042,214
2017-BNK4, 1.34% (WAC) due 05/15/50◊,9	10,792,715	474,130
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,9	94,533,326	4,073,498
2015-C1, 0.82% (WAC) due 04/15/50◊,9	49,122,812	606,903
2016-C6, 1.86% (WAC) due 01/15/49◊,9	4,874,238	228,695
UBS Commercial Mortgage Trust
2017-C2, 1.08% (WAC) due 08/15/50◊,9	39,302,178	1,460,453
2017-C5, 1.07% (WAC) due 11/15/50◊,9	42,443,082	1,393,075
CD Mortgage Trust
2017-CD6, 0.88% (WAC) due 11/13/50◊,9	40,986,221	1,141,761
2016-CD1, 1.37% (WAC) due 08/10/49◊,9	29,419,259	1,045,649
2016-CD2, 0.56% (WAC) due 11/10/49◊,9	29,798,993	484,770

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Commercial Mortgage-Backed Securities - 1.9% (continued)
CD Commercial Mortgage Trust
2017-CD4, 1.23% (WAC) due 05/10/50◊,9	25,818,276	$1,022,435
2017-CD3, 0.97% (WAC) due 02/10/50◊,9	32,046,469	964,012
BBCMS Mortgage Trust
2018-C2, 0.76% (WAC) due 12/15/51◊,9	57,473,944	1,968,121
CGMS Commercial Mortgage Trust
2017-B1, 0.74% (WAC) due 08/15/50◊,9	59,435,764	1,637,170
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.03% (WAC) due 07/15/50◊,9	47,957,519	1,539,173
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.15% (WAC) due 02/15/48◊,9	66,865,352	1,245,320
2013-C12, 0.36% (WAC) due 07/15/45◊,9	24,917,029	14,165
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.87% (WAC) due 12/15/47◊,9	61,619,175	1,050,601
CFCRE Commercial Mortgage Trust
2016-C3, 0.98% (WAC) due 01/10/48◊,9	36,653,220	892,913
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,9	21,271,608	700,989
DBJPM Mortgage Trust
2017-C6, 0.91% (WAC) due 06/10/50◊,9	20,444,386	599,618
Morgan Stanley Capital I Trust
2016-UBS9, 4.60% (WAC) due 03/15/49◊	275,000	234,885
SG Commercial Mortgage Securities Trust
2016-C5, 1.88% (WAC) due 10/10/48◊,9	5,139,494	229,349
WFRBS Commercial Mortgage Trust
2013-C12, 0.91% (WAC) due 03/15/48◊,4,9	796,891	18
Total Commercial Mortgage-Backed Securities		333,851,151
Military Housing - 1.2%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,4	112,190,519	100,894,998
2015-R1, 4.44% (WAC) due 11/25/52◊,4	21,223,481	19,119,428
2015-R1, 4.32% (WAC) due 10/25/52◊,4	13,350,742	11,465,014
2015-R1, 0.70% (WAC) due 11/25/55◊,4,9	168,931,758	10,914,275
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	12,694,452	11,947,130
2008-AMCW, 6.90% due 07/10/55†††,4	8,133,170	8,593,996
2007-AETC, 5.75% due 02/10/52†††,4	7,200,658	6,819,455
2007-ROBS, 6.06% due 10/10/52†††,4	4,552,455	4,273,207
2006-RILY, 2.09% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51◊,†††,4	6,809,313	4,270,869
2007-AET2, 6.06% due 10/10/52†††,4	2,990,657	2,710,164
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	21,610,521	21,392,903
2005-DRUM, 5.47% due 05/10/50†††,4	4,391,468	3,777,848
2002-MEAD, 6.85% due 05/10/37†††,4	3,147,002	3,351,211
2005-BLIS, 5.25% due 07/10/50†††,4	2,500,000	1,991,650
Total Military Housing		211,522,148
Total Collateralized Mortgage Obligations
(Cost $3,967,035,318)		3,543,380,462

U.S. GOVERNMENT SECURITIES†† - 10.4%
U.S. Treasury Notes
4.13% due 11/15/32	503,176,000	513,475,384
2.63% due 05/31/27	244,730,000	230,686,705
2.38% due 03/31/29	4,200,000	3,819,047
1.50% due 10/31/24	2,100,000	1,989,668
1.50% due 01/31/27	1,200,000	1,083,422

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 10.4% (continued)
1.38% due 11/15/31		347,000	$282,426
U.S. Treasury Bonds
2.00% due 08/15/51,13		800,000,000	523,812,496
2.38% due 11/15/49		900,000	650,461
U.S. Treasury Bonds
due 02/15/46[12,14]		354,745,000	136,101,672
due 05/15/44[12,14]		302,165,000	124,020,941
due 11/15/51[12,14]		275,000,000	88,398,313
due 02/15/52[12,14]		143,820,000	46,225,110
due 11/15/44[12,14]		70,650,000	28,251,706
due 08/15/51[12,14]		43,990,000	14,300,083
2.88% due 08/15/45		2,630,000	2,117,561
U.S. Treasury Strip Principal
due 02/15/51[12,14]		310,000,000	102,029,807
Total U.S. Government Securities
(Cost $2,263,679,475)			1,817,244,802

SENIOR FLOATING RATE INTERESTS††,◊ - 6.6%
Consumer, Cyclical - 1.6%
MB2 Dental Solutions LLC
10.42% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		60,024,672	58,947,919
10.42% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		16,498,061	16,202,111
Packers Holdings LLC
7.54% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		35,942,596	31,292,703
Zephyr Bidco Ltd.
8.21% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.44%) due 07/23/25	GBP	23,950,000	23,596,772
Verisure Holding AB
5.38% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	18,453,721	18,297,585
3.75% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	2,790,000	2,813,815
Pacific Bells LLC
9.34% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		21,586,894	20,219,796
Mavis Tire Express Services TopCo Corp.
8.50% (1 Month Term SOFR + 4.00%, Rate Floor: 5.75%) due 05/04/28		16,242,303	15,464,946
BCP V Modular Services Holdings IV Ltd.
6.70% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR	14,800,000	14,711,710
Flamingo
5.64% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/24/28	EUR	14,654,688	14,272,979
CNT Holdings I Corp.
7.24% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27		13,937,351	13,466,965
Loire Finco Luxembourg SARL
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 04/21/27		14,055,241	13,094,846
BGIS (BIFM CA Buyer, Inc.)
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		12,191,534	11,612,436
New Trojan Parent, Inc.
7.55% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28		13,839,250	9,514,484
Adevinta ASA
5.20% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 06/26/28	EUR	8,983,333	9,347,304
Fertitta Entertainment LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29		3,078,844	2,921,453
SP PF Buyer LLC
8.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		3,330,789	2,176,471
PAI Holdco, Inc.
8.16% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 10/28/27		2,154,605	1,889,330

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 6.6% (continued)
Consumer, Cyclical - 1.6% (continued)
Rent-A-Center, Inc.
7.69% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		491,250	$472,214
Total Consumer, Cyclical			280,315,839
Consumer, Non-cyclical - 1.4%
Quirch Foods Holdings LLC
8.99% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††		38,422,171	34,964,176
Bombardier Recreational Products, Inc.
6.38% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		33,398,990	32,271,774
PetIQ LLC
8.57% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28		27,909,024	25,118,121
National Mentor Holdings, Inc.
8.33% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28		27,853,527	19,389,118
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28		538,426	374,803
Southern Veterinary Partners LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		18,348,178	17,537,739
Mission Veterinary Partners
7.37% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28†††		19,058,750	16,962,287
Sigma Holding BV (Flora Food)
3.74% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	17,000,000	15,710,571
Women's Care Holdings, Inc.
7.87% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		15,836,296	14,777,323
Nidda Healthcare Holding GmbH
5.39% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	12,766,306	12,476,442
Blue Ribbon LLC
10.12% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		13,921,875	10,319,590
HAH Group Holding Co. LLC
9.43% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		10,818,499	10,291,097
Confluent Health LLC
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		8,577,142	7,262,009
Elsan SAS
5.43% (3 Month EURIBOR + 3.35%, Rate Floor: 3.35%) due 06/16/28	EUR	4,500,000	4,520,724
Pearl Intermediate Parent LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25		4,738,776	4,440,470
Elanco Animal Health, Inc.
5.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27		4,543,604	4,355,454
Spectrum Brands, Inc.
6.60% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28		2,603,418	2,551,350
IQVIA, Inc.
4.20% (3 Month EURIBOR + 2.00%, Rate Floor: 2.00%) due 03/07/24	EUR	1,835,451	1,960,455
Kronos Acquisition Holdings, Inc.
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		488,391	463,361

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 6.6% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Aveanna Healthcare LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/17/28		172,210	$133,893
Total Consumer, Non-cyclical			235,880,757
Industrial - 1.1%
United Airlines, Inc.
8.11% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		40,380,750	39,797,652
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		27,450,000	28,198,012
American Bath Group LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/23/27		22,700,559	19,822,128
TransDigm, Inc.
6.98% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25		14,613,273	14,417,163
6.98% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25		4,075,171	4,027,125
Merlin Buyer, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		18,489,913	17,288,069
Hunter Douglas, Inc.
7.86% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29		19,651,250	17,212,333
CapStone Acquisition Holdings, Inc.
9.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27†††		8,618,451	8,252,167
Air Canada
8.13% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		8,282,689	8,168,802
Fugue Finance BV
5.20% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	7,766,000	8,026,336
DXP Enterprises, Inc.
9.95% (6 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 12/23/27		5,813,839	5,515,880
Service Logic Acquisition, Inc.
8.41% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27		4,486,592	4,239,830
Hillman Group, Inc.
7.14% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28		3,476,195	3,366,938
Dispatch Terra Acquisition LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28		3,835,242	3,221,603
IFCO Management GmbH
3.73% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 05/29/26	EUR	2,870,000	2,898,771
Filtration Group Corp.
5.40% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	2,701,158	2,789,307
AI Convoy Luxembourg SARL
5.53% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR	1,846,832	1,879,073
Icebox Holdco III, Inc.
8.23% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28		1,944,364	1,788,815
YAK MAT (YAK ACCESS LLC)
13.64% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		7,240,000	760,200

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 6.6% (continued)
Industrial - 1.1% (continued)
API Heat Transfer
14.67% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 14.67%) due 01/01/24†††,15		57,283	$29,214
14.67% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 14.67%) due 10/02/23†††,15		10,220	8,687
Total Industrial			191,708,105
Technology - 0.9%
Datix Bidco Ltd.
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	45,800,000	54,077,442
Planview Parent, Inc.
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		27,288,077	25,265,758
RLDatix
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/27/25†††		19,781,561	19,320,650
Team.Blue Finco SARL
5.90% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR	16,802,288	16,893,165
Peraton Corp.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		14,722,710	14,351,550
Project Boost Purchaser LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26		6,116,831	5,891,304
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		3,339,699	3,212,890
Aston FinCo SARL
8.20% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP	5,713,290	6,354,239
8.63% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26†††		631,150	523,855
Athenahealth Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/15/29		6,040,659	5,438,768
Apttus Corp.
8.66% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		4,464,321	4,162,979
Boxer Parent Co., Inc.
5.90% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/02/25	EUR	3,992,157	3,998,784
Emerald TopCo, Inc. (Press Ganey)
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		736,731	673,188
Total Technology			160,164,572
Financial - 0.8%
Higginbotham Insurance Agency, Inc.
9.63% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 11/25/26†††		28,555,748	27,724,776
HighTower Holding LLC
8.28% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		22,564,375	20,608,721
Jane Street Group LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		20,959,793	20,311,297
Nexus Buyer LLC
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		17,396,094	16,631,884
Orion Advisor Solutions, Inc.
8.16% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27		17,327,736	15,746,580
Cross Financial Corp.
8.44% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27		8,535,393	8,378,939
Jones Deslauriers Insurance Management, Inc.
8.81% (3 Month Canada Banker Acceptance Rate + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	11,823,514	8,123,725

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 6.6% (continued)
Financial - 0.8% (continued)
Alter Domus
8.06% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 02/17/28		7,641,303	$7,412,064
Trans Union LLC
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28		7,133,073	7,053,825
Duff & Phelps
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27		3,382,520	3,153,151
Total Financial			135,144,962
Basic Materials - 0.3%
INEOS Ltd.
4.65% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	31,100,000	31,074,019
Trinseo Materials Operating S.C.A.
6.88% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,933,500	10,154,488
GrafTech Finance, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		8,705,065	8,596,252
Illuminate Buyer LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		7,249,498	6,929,723
Total Basic Materials			56,754,482
Communications - 0.3%
Syndigo LLC
8.84% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27		22,516,290	20,264,661
Xplornet Communications, Inc.
8.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		9,875,000	7,636,634
Authentic Brands
7.92% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/21/28		6,952,172	6,717,536
UPC Broadband Holding BV
7.24% (1 Month USD LIBOR + 2.93%, Rate Floor: 2.93%) due 01/31/29		5,730,575	5,587,310
McGraw Hill LLC
8.32% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28		4,968,888	4,666,084
Radiate Holdco LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		2,441,085	1,973,983
Zayo Group Holdings, Inc.
7.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,652,094	1,333,587
Flight Bidco, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25		732,077	672,369
SFR Group S.A.
7.77% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26		612,869	566,395
Total Communications			49,418,559
Energy - 0.1%
ITT Holdings LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28		13,274,963	13,075,838
Venture Global Calcasieu Pass LLC
7.01% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††		12,016,661	12,046,703
Total Energy			25,122,541
Utilities - 0.1%
Hamilton Projects Acquiror LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27		15,795,529	15,525,742
Bank Loans - 0.0%
Athenahealth Group, Inc.
due 02/15/29		257,246	256,269
Total Senior Floating Rate Interests
(Cost $1,267,371,766)			1,150,291,828

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 1.2%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	$119,020,349
4.63% due 09/15/60	42,258,000	39,277,290
5.38% due 04/01/56	8,960,000	9,434,056
due 09/15/53[9,14]	1,612,000	323,092
due 09/15/55[9,14]	1,612,000	290,971
due 09/15/56[9,14]	1,612,000	275,225
due 03/15/57[9,14]	1,612,000	268,100
due 09/15/57[9,14]	1,612,000	261,160
due 09/15/58[9,14]	1,612,000	247,814
due 03/15/59[9,14]	1,612,000	241,400
due 09/15/59[9,14]	1,612,000	235,151
due 09/15/60[9,14]	1,612,000	223,135
due 09/15/54[9,14]	1,020,000	194,009
due 03/15/61[9,14]	1,020,000	138,048
due 09/15/61[9,14]	1,020,000	134,481
due 09/15/62[9,14]	1,020,000	127,129
due 03/15/63[9,14]	1,020,000	123,838
due 09/15/63[9,14]	1,020,000	120,632
due 09/15/64[9,14]	1,020,000	114,467
due 03/15/65[9,14]	1,020,000	113,821
due 09/15/65[9,14]	1,020,000	110,441
Tennessee Valley Authority Principal Strips
due 01/15/48[12,14]	38,400,000	10,304,294
due 12/15/42[12,14]	23,785,000	8,434,660
due 01/15/38[12,14]	15,800,000	7,362,373
due 09/15/65[12,14]	3,500,000	378,963
due 09/15/39[12,14]	570,000	240,887
due 04/01/56[12,14]	540,000	94,733
Federal Farm Credit Bank
3.00% due 03/08/32	4,100,000	3,546,197
2.04% due 12/22/45	2,870,000	1,614,504
3.11% due 08/05/48	1,500,000	1,097,618
2.43% due 01/29/37	720,000	546,331
2.90% due 12/09/41	720,000	506,223
2.84% due 06/01/46	720,000	476,572
2.60% due 09/06/39	250,000	176,650
2.59% due 12/30/41	180,000	121,499
2.74% due 11/01/39	144,000	103,930
2.59% due 08/24/46	140,000	88,567
3.67% due 02/26/44	70,000	57,702
Freddie Mac
2.05% due 08/19/50	2,010,000	1,077,444
2.02% due 10/05/45	720,000	406,290
2.25% due 09/15/50	360,000	202,131
Federal Home Loan Bank
2.45% due 08/16/41	540,000	356,065
3.63% due 06/22/43	350,000	287,654
Total Federal Agency Bonds
(Cost $325,464,450)		208,755,896

MUNICIPAL BONDS†† - 0.8%
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	40,000,000	27,601,140
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	23,045,000	16,304,591
Total New York		43,905,731
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,500,000	11,114,027
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	5,754,430
2.55% due 01/01/40	3,600,000	2,607,507
Oakland Unified School District/Alameda County General Obligation Unlimited
2.87% due 08/01/35	7,405,000	5,770,625
3.12% due 08/01/40	600,000	442,793
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	4,311,073
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	3,459,363
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	948,173
Hillsborough City School District General Obligation Unlimited
due 09/01/37[14]	1,000,000	456,787
due 09/01/39[14]	1,000,000	401,687
Total California		35,266,465
Texas - 0.2%
Dallas Fort Worth International Airport Revenue Bonds
3.09% due 11/01/40	13,800,000	10,727,557
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	10,500,000	7,390,255
Wylie Independent School District General Obligation Unlimited
due 08/15/46[14]	8,885,000	2,966,560
Central Texas Regional Mobility Authority Revenue Bonds
3.17% due 01/01/41	3,000,000	2,232,456
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,231,412

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.8% (continued)
Texas - 0.2% (continued)
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	$1,693,765
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[14]	2,850,000	917,477
due 11/15/41[14]	1,500,000	603,901
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,211,609
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,300,000	909,918
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	695,756
Total Texas		31,580,666
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,200,000	5,092,803
6.63% due 02/01/35	1,820,000	1,897,925
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,512,484
Total Illinois		11,503,212
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	8,298,391
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	3,862,618
North Carolina - 0.0%
Inlivian Revenue Bonds
3.02% due 01/01/38	4,125,000	3,458,660
Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	2,410,223
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	1,948,451
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	1,770,782
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[14]	4,100,000	1,642,296
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	693,598
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	389,899
Total Oklahoma		1,083,497
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[14]	995,000	395,676
Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000	181,191
Total Municipal Bonds
(Cost $196,309,317)		147,307,859

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	17,112,047
Bermuda Government International Bond
3.38% due 08/20/50[4]	8,400,000	5,941,826
Total Foreign Government Debt
(Cost $33,804,477)		23,053,873

SENIOR FIXED RATE INTERESTS††† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 10/10/42	6,992,578	5,356,035
Total Senior Fixed Rate Interests
(Cost $6,992,578)		5,356,035

COMMERCIAL PAPER†† - 0.2%
Becton Dickinson & Co Ltd
4.50% due 01/03/23[4,16]	20,000,000	19,995,000
Cintas Corporation No. 2
4.45% due 01/03/23[4,16]	9,000,000	8,997,775
3.56% due 01/03/23[4,16]	6,000,000	5,998,517
Total Commercial Paper
(Cost $34,991,292)		34,991,292

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Contracts/ Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	510,300,000	$2,162,677
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	506,250,000	2,145,513
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	510,300,000	1,901,602
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	508,900,000	1,896,385
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	253,750,000	1,075,405
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	251,100,000	1,064,174
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	207,200,000	878,124
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	207,200,000	772,119
Total Interest Rate Options			11,895,999
Total OTC Options Purchased
(Cost $12,606,709)			11,895,999
Total Investments - 105.3%
(Cost $21,561,925,740)			$18,455,390,245
Other Assets & Liabilities, net - (5.3)%			(920,706,455)
Total Net Assets - 100.0%			$17,534,683,790

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	4,570	Mar 2024	$1,090,459,125	$(2,910,982)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.45%	Annually	09/26/32	$237,700,000	$(2,119,744)	$2,141	$(2,121,885)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.81%	Annually	07/05/32	700,000,000	(42,149,751)	5,603	(42,155,354)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	2,220,000,000	(93,110,907)	9,334	(93,120,241)
								$(137,380,402)	$17,078	$(137,397,480)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	75,155,000	93,136,585 USD	01/17/23	$2,247,358
Barclays Bank plc	EUR	Buy	16,650,000	17,718,180 USD	01/17/23	131,218
Citibank, N.A.	CAD	Buy	3,545,000	2,597,420 USD	01/17/23	21,822
JPMorgan Chase Bank, N.A.	EUR	Buy	2,355,000	2,503,710 USD	01/17/23	20,935
Barclays Bank plc	GBP	Buy	250,000	301,715 USD	01/17/23	625
Bank of America, N.A.	CAD	Sell	14,820,000	10,934,187 USD	01/17/23	(15,648)
Barclays Bank plc	EUR	Sell	4,000,000	4,278,228 USD	03/31/23	(31,766)
Barclays Bank plc	EUR	Sell	266,085,000	283,464,778 USD	01/17/23	(1,787,926)
						$586,618

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $8,069,832,048 (cost $9,229,208,939), or 46.0% of total net assets.
[5]	Rate indicated is the 7-day yield as of December 31, 2022.
[6]	Perpetual maturity.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $466,866,506 (cost $49,009,500), or 2.7% of total net assets — See Note 6.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security is an interest-only strip.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
[12]	Security is a principal-only strip.
[13]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[14]	Zero coupon rate security.
[15]	Payment-in-kind security.
[16] [17]	Rate indicated is the effective yield at the time of purchase. Security is unsettled and does not have stated effective rate.

BofA — Bank of America

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$37,504,184	$—	$1,382		$37,505,566
Preferred Stocks	—	957,993,678	—	*	957,993,678
Warrants	95,218	6,031	103		101,352
Exchange-Traded Funds	42,172,000	—	—		42,172,000
Mutual Funds	68,190,159	—	—		68,190,159
Money Market Funds	440,859,269	—	—		440,859,269
Corporate Bonds	—	5,167,409,872	278,740,749		5,446,150,621
Asset-Backed Securities	—	4,034,485,674	485,654,133		4,520,139,807
Collateralized Mortgage Obligations	—	3,361,754,093	181,626,369		3,543,380,462
U.S. Government Securities	—	1,817,244,802	—		1,817,244,802
Senior Floating Rate Interests	—	894,877,602	255,414,226		1,150,291,828
Federal Agency Bonds	—	208,755,896	—		208,755,896
Municipal Bonds	—	147,307,859	—		147,307,859
Foreign Government Debt	—	23,053,873	—		23,053,873
Senior Fixed Rate Interests	—	—	5,356,035		5,356,035
Commercial Paper	—	34,991,292	—		34,991,292
Options Purchased	—	11,895,999	—		11,895,999
Forward Foreign Currency Exchange Contracts**	—	2,421,958	—		2,421,958
Total Assets	$588,820,830	$16,662,198,629	$1,206,792,997		$18,457,812,456

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$2,910,982	$—	$—	$2,910,982
Interest Rate Swap Agreements**	—	137,397,480	—	137,397,480
Forward Foreign Currency Exchange Contracts**	—	1,835,340	—	1,835,340
Unfunded Loan Commitments (Note 5)	—	—	642,706	642,706
Total Liabilities	$2,910,982	$139,232,820	$642,706	$142,786,508

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$223,100,961	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	129,415,916	Yield Analysis	Yield	6.0%-6.8%	6.5%
Asset-Backed Securities	70,162,545	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	55,264,003	Third Party Pricing	Vendor Price	—	—
Asset-Backed Securities	7,710,708	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	112,497,936	Model Price	Market Comparable Yields	7.7%	—
Collateralized Mortgage Obligations	69,128,433	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	932	Model Price	Liquidation Value	—	—
Common Stocks	450	Enterprise Value	Valuation Multiple	2.7x-11.8x	5.3x
Corporate Bonds	196,531,237	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	81,494,567	Yield Analysis	Yield	6.1%-6.4%	6.2%
Corporate Bonds	714,945	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	5,356,035	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	67,056,724	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	176,310,799	Yield Analysis	Yield	10.2%-10.9%	10.6%
Senior Floating Rate Interests	12,046,703	Third Party Pricing	Vendor Price	—	—
Warrants	103	Model Price	Liquidation Value	—	—
Total Assets	$1,206,792,997
Liabilities:
Unfunded Loan Commitments	$642,706	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had securities with a total value of $17,486,142 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $78,427,782 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$529,446,053	$179,915,422	$465,953,250	$332,581,132	$103	$1,382	$5,402,287	$1,513,299,629	$(1,043,263)
Purchases/(Receipts)	75,628,867	-	-	3,687,744	-	-	-	79,316,611	(2,732)
(Sales, maturities and paydowns)/Fundings	(127,017,846)	(189,887)	(189,672,856)	(20,685,260)	-	-	(58,893)	(337,624,742)	158,930
Amortization of premiums/discounts	307,614	(13,597)	(6,437)	418,670	-	-	-	706,250	2,014
Total realized gains (losses) included in earnings	(13,491,235)	(22,163)	(35,799,831)	(905,727)	-	-	-	(50,218,956)	(101,041)
Total change in unrealized appreciation (depreciation) included in earnings	20,780,680	1,936,594	38,266,623	1,259,307	-	-	12,641	62,255,845	343,386
Transfers into Level 3	-	-	-	17,486,142	-	-	-	17,486,142	-
Transfers out of Level 3	-	-	-	(78,427,782)	-	-	-	(78,427,782)	-
Ending Balance	$485,654,133	$181,626,369	$278,740,749	$255,414,226	$103	$1,382	$5,356,035	$1,206,792,997	$(642,706)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$(331,421)	$1,936,594	$(763,195)	$3,308,005	$-	$-	$12,641	$4,162,624	$97,842

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Common Stocks
BP Holdco LLC *	$323	$–	$–	$–	$–	$323	532	$–
Mutual Funds
Guggenheim Strategy Fund II	26,646,371	317,794	–	–	78,589	27,042,754	1,124,907	316,235
Guggenheim Strategy Fund III	14,383,324	183,798	–	–	24,306	14,591,428	606,460	183,082
Guggenheim Ultra Short Duration Fund — Institutional Class	26,156,766	262,028	–	–	137,183	26,555,977	2,754,769	259,601
	$67,186,784	$763,620	$–	$–	$240,078	$68,190,482		$758,918

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MONEY MARKET FUNDS† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[1]	6,661,947	$6,661,947
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[1]	3,783,487	3,783,487
Total Money Market Funds
(Cost $10,445,434)		10,445,434

	Face Amount
ASSET-BACKED SECURITIES†† - 41.7%
Collateralized Loan Obligations - 33.4%
Lake Shore MM CLO III LLC
2021-2A A1R, 5.56% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	$11,350,000	11,121,488
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 5.64% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,672,090
2021-FL1 A, 5.39% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	4,250,000	4,100,925
BXMT Ltd.
2020-FL2 A, 5.34% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,2	3,843,913	3,795,444
2020-FL2 AS, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,2	2,550,000	2,501,177
2020-FL3 AS, 5.67% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	2,500,000	2,430,126
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	8,250,000	8,033,032
Palmer Square Loan Funding Ltd.
2021-2A B, 6.08% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	4,500,000	4,298,802
2021-1A A1, 5.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,2	2,273,736	2,248,875
2022-1A A2, 5.46% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	962,139
CIFC Funding Ltd.
2018-3A AR, 5.10% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 04/19/29◊,2	6,250,457	6,166,580
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 5.77% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	6,250,000	5,993,699
CHCP Ltd.
2021-FL1 A, 5.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	6,099,406	5,918,657
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	5,700,000	5,536,856
LCM XXIV Ltd.
2021-24A AR, 5.22% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,2	5,593,578	5,523,658
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 5.79% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	5,500,000	5,300,466
FS Rialto
2021-FL3 B, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	5,500,000	5,234,521
Shackleton CLO Ltd.
2017-8A A1R, 5.16% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	5,070,551	5,027,926
LCCM Trust
2021-FL3 A, 5.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	4,100,000	3,931,245
2021-FL2 B, 6.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	949,101
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 5.08% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,2	4,927,378	4,867,853

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 41.7% (continued)
Collateralized Loan Obligations - 33.4% (continued)
Cerberus Loan Funding XXXV, LP
2021-5A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	$5,000,000	$4,767,637
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.06% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	4,750,000	4,528,430
Parliament CLO II Ltd.
2021-2A A, 6.03% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	4,500,000	4,426,587
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.28% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	4,500,000	4,299,516
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 5.97% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	4,250,000	4,071,635
BRSP Ltd.
2021-FL1 B, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	4,250,000	3,955,176
Madison Park Funding XLVIII Ltd.
2021-48A B, 5.68% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,2	4,000,000	3,867,751
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.62% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	3,750,000	3,493,200
MidOcean Credit CLO VII
2020-7A A1R, 5.12% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	3,146,615	3,103,873
Cerberus Loan Funding XXX, LP
2020-3A A, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	3,000,000	2,934,537
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 5.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	3,000,000	2,890,333
BDS Ltd.
2021-FL8 C, 5.89% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	2,000,000	1,864,121
2021-FL8 D, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,2	1,000,000	917,427
Woodmont Trust
2020-7A A1A, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,750,000	2,725,153
Cerberus Loan Funding XXXI, LP
2021-1A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	2,455,088	2,414,672
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.70% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	2,500,000	2,402,903
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	2,250,000	2,195,301
Venture XIV CLO Ltd.
2020-14A ARR, 5.77% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	2,210,190	2,180,586
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 5.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	2,250,000	2,163,252
Cerberus Loan Funding XXXIII, LP
2021-3A A, 5.64% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,156,672

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 41.7% (continued)
Collateralized Loan Obligations - 33.4% (continued)
Cerberus Loan Funding XXXVI, LP
2021-6A A, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	$2,063,878	$2,054,717
Cerberus Loan Funding XXVI, LP
2021-1A AR, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	2,000,000	1,970,545
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 5.38% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	1,800,000	1,758,149
LoanCore Issuer Ltd.
2019-CRE2 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,2	1,135,902	1,123,592
2018-CRE1 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	592,312	591,121
Madison Park Funding LIII Ltd.
2022-53A B, 5.74% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,664,983
Allegro CLO IX Ltd.
2018-3A A, 5.24% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31◊,2	1,500,000	1,457,215
Wellfleet CLO Ltd.
2020-2A A1R, 5.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	1,462,990	1,445,851
BCC Middle Market CLO LLC
2021-1A A1R, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	1,250,000	1,206,847
STWD Ltd.
2021-FL2 B, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	936,585
Greystone Commercial Real Estate Notes
2021-FL3 B, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	925,125
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A X, 4.74% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 01/20/33◊,2	857,143	854,346
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.44% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	850,000	816,351
Fortress Credit Opportunities VI CLO Ltd.
2018-6A A2R, 5.51% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/10/30◊,2	250,000	245,102
2018-6A A1TR, 5.27% (3 Month USD LIBOR + 1.36%, Rate Floor: 0.00%) due 07/10/30◊,2	227,734	223,608
Voya CLO Ltd.
2019-2A X, 4.89% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32◊,2	375,000	374,137
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.01% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	350,000	344,327
Newfleet CLO Ltd.
2018-1A A1R, 5.19% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	246,255	245,431
Marathon CLO V Ltd.
2017-5A A1R, 5.55% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	89,163	88,955
Total Collateralized Loan Obligations		178,300,409
Whole Business - 2.6%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	5,346,000	5,252,916
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,310,400	3,985,361
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,217,500	2,718,862

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 41.7% (continued)
Whole Business - 2.6% (continued)
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	$1,336,500	$1,129,449
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	970,000	859,192
Total Whole Business		13,945,780
Transport-Container - 1.8%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	6,171,563	5,145,626
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	2,641,863	2,252,648
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,792,000	1,505,155
2020-1A, 2.73% due 08/21/45[2]	670,081	606,698
Total Transport-Container		9,510,127
Financial - 1.5%
Madison Avenue Secured Funding Trust Series
2022-1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	4,075,000	4,075,000
Station Place Securitization Trust
2022-SP1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	4,075,000	4,075,000
Total Financial		8,150,000
Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,504,764	5,773,183
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	2,141,371	1,785,361
Total Net Lease		7,558,544
Transport-Aircraft - 0.8%
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	4,727,726	4,667,897
Collateralized Debt Obligations - 0.2%
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[2]	1,234,307	1,079,078
Total Asset-Backed Securities
(Cost $233,439,436)		223,211,835

CORPORATE BONDS†† - 25.7%
Financial - 10.5%
Athene Global Funding
4.38% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	11,000,000	10,731,106
F&G Global Funding
0.90% due 09/20/24[2]	9,700,000	8,863,669
Credit Suisse AG NY
4.45% (SOFR Compounded Index + 0.39%) due 02/02/24◊	5,250,000	5,022,465
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	5,250,000	4,817,879
Goldman Sachs Group, Inc.
4.61% (SOFR + 0.70%) due 01/24/25◊	2,600,000	2,561,430
Citigroup, Inc.
4.62% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,492,597
Jackson National Life Global Funding
1.75% due 01/12/25[2]	2,600,000	2,413,023
Bank of Nova Scotia
4.78% (SOFR Compounded Index + 0.96%) due 03/11/24◊	2,400,000	2,396,190
Starwood Property Trust, Inc.
3.75% due 12/31/24[2]	2,550,000	2,394,490
Morgan Stanley
4.77% (SOFR + 0.95%) due 02/18/26◊	2,400,000	2,362,385
FS KKR Capital Corp.
4.25% due 02/14/25[2]	2,450,000	2,296,414
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	2,271,480
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,150,000	2,035,824
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,154,167
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	952,166
Brighthouse Financial Global Funding
4.50% (SOFR + 0.76%) due 04/12/24◊,2	900,000	891,252
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	627,432
ING Groep N.V.
4.74% (3 Month USD LIBOR + 1.00%) due 10/02/23◊	500,000	501,229
First American Financial Corp.
4.60% due 11/15/24	500,000	491,756
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	400,000	394,122
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	339,535

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
CORPORATE BONDS†† - 25.7% (continued)
Financial - 10.5% (continued)
Reliance Standard Life Global Funding II
3.85% due 09/19/23[2]	$200,000	$197,396
Total Financial		56,208,007
Technology - 4.3%
Microchip Technology, Inc.
2.67% due 09/01/23	8,070,000	7,919,537
HCL America, Inc.
1.38% due 03/10/26[2]	7,300,000	6,454,735
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	3,817,618
Infor, Inc.
1.45% due 07/15/23[2]	2,600,000	2,539,061
Qorvo, Inc.
1.75% due 12/15/24[2]	2,050,000	1,887,947
Total Technology		22,618,898
Industrial - 3.8%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,575,920
IP Lending V Ltd.
5.13% due 04/02/26†††,2	4,700,000	4,312,250
Berry Global, Inc.
0.95% due 02/15/24	2,150,000	2,036,931
1.65% due 01/15/27	1,100,000	940,798
TD SYNNEX Corp.
1.25% due 08/09/24	2,400,000	2,228,975
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,073,293
Vontier Corp.
1.80% due 04/01/26	2,150,000	1,816,856
Jabil, Inc.
1.70% due 04/15/26	650,000	575,995
4.25% due 05/15/27	600,000	567,345
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	848,363
Weir Group plc
2.20% due 05/13/26[2]	440,000	390,212
Total Industrial		20,366,938
Consumer, Non-cyclical - 3.3%
Triton Container International Ltd.
0.80% due 08/01/23[2]	3,100,000	2,991,714
2.05% due 04/15/26[2]	2,200,000	1,911,970
1.15% due 06/07/24[2]	1,700,000	1,572,190
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,291,237
Element Fleet Management Corp.
1.60% due 04/06/24[2]	4,900,000	4,641,859
Spectrum Brands, Inc.
5.75% due 07/15/25	700,000	692,079
Block, Inc.
2.75% due 06/01/26	538,000	480,649
General Mills, Inc.
5.09% (3 Month USD LIBOR + 1.01%) due 10/17/23◊	200,000	200,433
Total Consumer, Non-cyclical		17,782,131
Consumer, Cyclical - 1.6%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[2]	5,700,000	5,420,486
Hyatt Hotels Corp.
1.80% due 10/01/24	3,500,000	3,279,538
Total Consumer, Cyclical		8,700,024
Communications - 1.2%
Rogers Communications, Inc.
2.95% due 03/15/25[2]	2,400,000	2,286,757
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,466,258
2.25% due 02/15/26	600,000	545,785
Paramount Global
4.75% due 05/15/25	982,000	966,757
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	681,000	618,649
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[2]	506,250	500,281
Total Communications		6,384,487
Utilities - 0.9%
Alexander Funding Trust
1.84% due 11/15/23[2]	4,300,000	4,119,193
AES Corp.
3.30% due 07/15/25[2]	300,000	282,870
NRG Energy, Inc.
3.75% due 06/15/24[2]	275,000	264,862
NextEra Energy Capital Holdings, Inc.
4.79% (SOFR Compounded Index + 0.54%) due 03/01/23◊	100,000	99,956
Total Utilities		4,766,881
Basic Materials - 0.1%
Anglo American Capital plc
5.38% due 04/01/25[2]	450,000	444,971
Total Corporate Bonds
(Cost $147,367,580)		137,272,337

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.0%
Residential Mortgage-Backed Securities - 19.1%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	5,621,695	5,303,621
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	2,445,404	2,207,577
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	2,106,842	2,013,093
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	1,388,922	1,268,947
2020-NQM1, 1.21% due 05/25/65[2,4]	1,238,791	1,123,074

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.0% (continued)
Residential Mortgage-Backed Securities - 19.1% (continued)
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	$8,135,413	$7,311,841
2022-R1, 3.13% due 01/29/70[2,4]	2,896,253	2,565,172
2021-HE1, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	1,090,856	1,074,736
2021-HE2, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	497,042	491,279
PRPM LLC
2021-5, 1.79% due 06/25/26[2,4]	3,691,629	3,342,691
2022-1, 3.72% due 02/25/27[2,4]	3,481,592	3,255,300
2021-RPL2, 2.24% (WAC) due 10/25/51◊,2	2,000,000	1,711,515
2021-8, 1.74% (WAC) due 09/25/26◊,2	1,871,897	1,677,109
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	7,660,025	6,865,274
2022-SP1, 5.25% due 07/25/62[2,4]	1,928,450	1,856,640
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	3,431,354	3,067,259
2021-GS3, 1.75% due 07/25/61[2,4]	3,332,014	3,011,788
2021-GS2, 1.75% due 04/25/61[2,4]	1,564,808	1,414,416
2021-GS5, 2.25% due 07/25/67[2,4]	1,037,799	928,983
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	2,273,848	1,723,463
2020-5, 1.22% due 05/25/65[2,4]	1,873,726	1,699,835
2021-6, 1.89% (WAC) due 10/25/66◊,2	2,032,009	1,628,890
2021-4, 1.35% (WAC) due 07/25/66◊,2	1,057,500	788,032
2021-3, 1.44% (WAC) due 06/25/66◊,2	662,484	523,926
2019-4, 2.85% due 11/25/59[2,4]	477,295	452,753
2020-1, 2.42% due 01/25/60[2,4]	355,832	334,987
2019-4, 2.64% due 11/25/59[2,4]	236,548	224,379
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	7,063,263	6,519,549
FKRT
2.21% due 11/30/58†††,5	4,550,000	4,367,454
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	4,150,000	3,996,885
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	4,448,401	3,989,583
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,470,335	2,233,317
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	1,673,717	1,613,697
Towd Point Revolving Trust
4.83% due 09/25/64[5]	3,250,000	3,128,447
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.02% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	2,218,326	2,125,619
LSTAR Securities Investment Ltd.
2021-1, 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	1,381,459	1,231,830
2021-2, 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	844,850	830,459
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[2]	2,000,000	1,930,058
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,194,537	1,100,256
2018-2A, 3.50% (WAC) due 02/25/58◊,2	717,276	669,669
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,717,607	1,395,366
Soundview Home Loan Trust
2006-OPT5, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	1,367,573	1,290,317
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,527,291	1,256,853
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	497,366	475,994
2017-6, 2.75% (WAC) due 10/25/57◊,2	411,721	392,638

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.0% (continued)
Residential Mortgage-Backed Securities - 19.1% (continued)
2017-5, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	$158,269	$156,626
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,2	881,234	807,952
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 4.96% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	780,950	767,384
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	670,762	649,455
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	443,939	391,322
2020-2, 1.64% (WAC) due 10/25/65◊,2	255,725	227,670
CSMC Series
2014-2R, 3.34% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	623,223	614,834
Banc of America Funding Trust
2015-R2, 4.65% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	504,357	491,804
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	507,261	482,863
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	470,875	421,632
CIT Mortgage Loan Trust
2007-1, 5.74% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	408,878	406,544
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	386,529	336,828
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	171,860	165,893
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	59,253	55,953
Total Residential Mortgage-Backed Securities		102,391,331
Commercial Mortgage-Backed Securities - 4.9%
BX Commercial Mortgage Trust
2021-VOLT, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	10,250,000	9,589,623
2022-LP2, 5.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	2,460,233	2,316,732
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	2,700,000	2,571,249
Life Mortgage Trust
2021-BMR, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	2,408,277	2,288,912
WMRK Commercial Mortgage Trust
2022-WMRK, 7.77% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,100,000	2,092,095
MHP
2022-MHIL, 5.60% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,2	1,457,488	1,373,485
BXHPP Trust
2021-FILM, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,349,224
Morgan Stanley Capital I Trust
2018-H3, 0.82% (WAC) due 07/15/51◊,6	43,307,390	1,313,894
Citigroup Commercial Mortgage Trust
2019-GC41, 1.04% (WAC) due 08/10/56◊,6	24,614,401	1,135,977
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,6	34,555,552	1,097,222

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.0% (continued)
Commercial Mortgage-Backed Securities - 4.9% (continued)
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.67% (WAC) due 06/15/51◊,6	$23,826,135	$466,282
KKR Industrial Portfolio Trust
2021-KDIP, 5.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	487,500	462,564
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	37,005	36,927
Total Commercial Mortgage-Backed Securities		26,094,186
Total Collateralized Mortgage Obligations
(Cost $139,871,871)		128,485,517

SENIOR FLOATING RATE INTERESTS††,◊ - 2.5%
Industrial - 1.3%
LTI Holdings, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	3,023,754	2,888,623
Hunter Douglas, Inc.
7.86% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	2,388,000	2,091,625
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	1,980,000	2,033,955
Total Industrial		7,014,203
Technology - 0.8%
Dun & Bradstreet
7.64% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	2,245,915	2,221,457
VT TopCo, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	1,606,827	1,553,271
MACOM Technology Solutions Holdings, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	244,787	243,563
Boxer Parent Company, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	86,581	82,754
Total Technology		4,101,045
Consumer, Non-cyclical - 0.3%
Pearl Intermediate Parent LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	1,378,626	1,291,842
Outcomes Group Holdings, Inc.
7.98% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	295,891	285,721
Total Consumer, Non-cyclical		1,577,563
Energy - 0.1%
ITT Holdings LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	485,850	478,562
Communications - 0.0%
Flight Bidco, Inc.
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	196,915	180,855
Total Senior Floating Rate Interests
(Cost $13,980,634)		13,352,228

COMMERCIAL PAPER†† - 3.1%
Cintas Corporation No. 2
3.56% due 01/03/23[2,7]	8,100,000	8,097,998
McCormick & Co, Inc.
4.25% due 01/03/23[2,7]	5,000,000	4,998,819
Dollar General Corp.
4.45% due 01/03/23[2,7]	3,230,000	3,229,201
Total Commercial Paper
(Cost $16,326,018)		16,326,018
Total Investments - 99.0%
(Cost $561,430,973)		$529,093,369
Other Assets & Liabilities, net - 1.0%		5,117,830
Total Net Assets - 100.0%		$534,211,199

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually	01/10/25	$137,000,000	$8,818,646	$433	$8,818,213
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	4,500,000	682,991	275	682,716
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.79%	Annually	07/18/27	12,000,000	(501,321)	321	(501,642)
								$9,000,316	$1,029	$8,999,287

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of December 31, 2022.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $418,801,075 (cost $444,840,087), or 78.4% of total net assets.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $9,724,083 (cost $10,198,107), or 1.8% of total net assets — See Note 6.
[6]	Security is an interest-only strip.
[7]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$10,445,434	$—	$—	$10,445,434
Asset-Backed Securities	—	215,061,835	8,150,000	223,211,835
Corporate Bonds	—	132,960,087	4,312,250	137,272,337
Collateralized Mortgage Obligations	—	124,118,063	4,367,454	128,485,517
Senior Floating Rate Interests	—	13,352,228	—	13,352,228
Commercial Paper	—	16,326,018	—	16,326,018
Interest Rate Swap Agreements**	—	9,500,929	—	9,500,929
Total Assets	$10,445,434	$511,319,160	$16,829,704	$538,594,298

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$501,642	$—	$501,642
Unfunded Loan Commitments (Note 5)	—	—	1,550	1,550
Total Liabilities	$—	$501,642	$1,550	$503,192

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value Hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$8,150,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	4,367,454	Model Price	Market Comparable Yields	7.7%	—
Corporate Bonds	4,312,250	Third Party Pricing	Vendor Price	—	—
Total Assets	$16,829,704
Liabilities:
Unfunded Loan Commitments	$1,550	Model Price	Purchase Price	—	—

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had securities with a total value of $8,150,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliateion of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Total Assets	Unfunded Loan Commitments
Beginning Balance	$5,347,691	$4,327,633	$4,448,673	$14,123,997	$(2,326)
Purchases/(Receipts)	—	—	—	—	—
(Sales, maturities and paydowns)/Fundings	(5,350,000)	—	—	(5,350,000)	—
Amortization of premiums/discounts	—	6	—	6	—
Total realized gains (losses) included in earnings	—	—	—	—	—
Total change in unrealized appreciation (depreciation) included in earnings	2,309	39,815	(136,423)	(94,299)	776
Transfers into Level 3	8,150,000	—	—	8,150,000	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance	$8,150,000	$4,367,454	$4,312,250	$16,829,704	$(1,550)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$—	$39,815	$(136,423)	$(96,608)	$776

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 18.9%
Chubb Ltd.	1,911	$421,567
ANZ Group Holdings Ltd.*	25,300	407,570
Travelers Companies, Inc.	2,110	395,604
Banco Bilbao Vizcaya Argentaria S.A.††	64,300	387,498
Westpac Banking Corp.††	24,100	381,553
Cboe Global Markets, Inc.	3,025	379,547
Aon plc — Class A	1,261	378,476
MetLife, Inc.	5,225	378,133
AXA S.A.††	13,100	365,098
National Australia Bank Ltd.††	17,900	363,447
Banco Santander S.A.††	120,500	360,497
Nippon Building Fund, Inc. REIT††	80	357,693
Principal Financial Group, Inc.	4,217	353,891
Japan Real Estate Investment Corp. REIT††	80	351,333
Prudential Financial, Inc.	3,303	328,516
Willis Towers Watson plc	1,300	317,954
Gaming and Leisure Properties, Inc. REIT	5,970	310,977
AvalonBay Communities, Inc. REIT	1,831	295,743
Aflac, Inc.	3,964	285,170
Truist Financial Corp.	5,900	253,877
Intesa Sanpaolo SpA††	110,500	244,931
DBS Group Holdings Ltd.††	7,100	179,766
Societe Generale S.A.††	6,000	150,580
ORIX Corp.††	9,200	147,240
Mediobanca Banca di Credito Finanziario SpA††	14,100	135,558
Annaly Capital Management, Inc. REIT	6,309	132,994
Marsh & McLennan Companies, Inc.	700	115,836
SEI Investments Co.	1,900	110,770
Western Union Co.	8,000	110,160
Credit Agricole S.A.††	8,000	84,199
PNC Financial Services Group, Inc.	500	78,970
Total Financial		8,565,148
Consumer, Non-cyclical - 16.6%
Johnson & Johnson	4,457	787,329
Novartis AG††	5,800	525,010
Merck & Company, Inc.	4,354	483,076
UnitedHealth Group, Inc.	907	480,873
Imperial Brands plc††	16,900	420,777
Amgen, Inc.	1,598	419,699
J M Smucker Co.	2,610	413,581
Becton Dickinson and Co.	1,494	379,924
Colgate-Palmolive Co.	4,723	372,125
AbbVie, Inc.	2,235	361,199
Automatic Data Processing, Inc.	1,459	348,497
Kellogg Co.	4,324	308,042
Gilead Sciences, Inc.	3,473	298,157
AmerisourceBergen Corp. — Class A	1,685	279,221
Dai Nippon Printing Company Ltd.††	12,100	243,049
CVS Health Corp.	2,600	242,294
CSL Ltd.††	900	175,501
Kikkoman Corp.††	2,600	136,835
WH Group Ltd.††,1	221,400	129,133
Brambles Ltd.††	14,800	121,373
McKesson Corp.	300	112,536
Unilever plc††	2,200	111,055
Abbott Laboratories	1,006	110,449
PepsiCo, Inc.	500	90,330
Hormel Foods Corp.	1,958	89,187
General Mills, Inc.	941	78,903
Total Consumer, Non-cyclical		7,518,155
Consumer, Cyclical - 14.1%
Home Depot, Inc.	1,999	631,404
McDonald’s Corp.	1,949	513,620
Lowe’s Companies, Inc.	2,080	414,419
O’Reilly Automotive, Inc.*	475	400,914
Sumitomo Corp.††	24,100	400,558
Yum! Brands, Inc.	2,931	375,403
Genuine Parts Co.	2,112	366,453
Dollar General Corp.	1,463	360,264
PACCAR, Inc.	3,545	350,849
TJX Companies, Inc.	4,400	350,240
Ferguson plc*	2,600	330,122
Ulta Beauty, Inc.*	600	281,442
Aisin Corp.††	9,000	238,600
Canadian Tire Corporation Ltd. — Class A	2,119	221,520
Toromont Industries Ltd.	2,900	209,345
Lear Corp.	1,500	186,030
Hasbro, Inc.	2,332	142,275
Tesla, Inc.*	1,029	126,752
LKQ Corp.	1,800	96,138
Dollarama, Inc.	1,600	93,609
Tractor Supply Co.	400	89,988
Cummins, Inc.	354	85,771
Darden Restaurants, Inc.	600	82,998
Total Consumer, Cyclical		6,348,714
Technology - 13.7%
Microsoft Corp.	5,436	1,303,662
Apple, Inc.	9,624	1,250,446
Texas Instruments, Inc.	2,889	477,320
Broadcom, Inc.	662	370,144
Intel Corp.	12,888	340,630
Analog Devices, Inc.	2,056	337,246
Dell Technologies, Inc. — Class C	7,780	312,912
Paychex, Inc.	2,600	300,456
Broadridge Financial Solutions, Inc.	1,958	262,627
Seiko Epson Corp.††	16,100	234,206
Ricoh Company Ltd.††	29,300	222,974
Hewlett Packard Enterprise Co.	12,401	197,920
SCSK Corp.††	12,100	183,128
Jack Henry & Associates, Inc.	992	174,155
NXP Semiconductor N.V.	900	142,227
Electronic Arts, Inc.	800	97,744
Total Technology		6,207,797
Industrial - 12.3%
AP Moller - Maersk A/S — Class B††	200	447,811
General Dynamics Corp.	1,560	387,051
Lockheed Martin Corp.	779	378,976

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Industrial - 12.3% (continued)
Northrop Grumman Corp.	672	$366,650
Waste Connections, Inc.	2,681	355,394
Packaging Corporation of America	2,754	352,264
TE Connectivity Ltd.	3,000	344,400
Snap-on, Inc.	1,500	342,735
Nippon Yusen K.K.††	13,800	325,366
3M Co.	2,690	322,585
Amcor plc	26,243	312,554
Aurizon Holdings Ltd.††	108,600	275,141
Mitsui OSK Lines Ltd.††	9,700	242,347
Nordson Corp.	908	215,850
Waste Management, Inc.	1,250	196,100
United Parcel Service, Inc. — Class B	1,118	194,353
Canadian National Railway Company	1,220	144,971
CCL Industries, Inc. — Class B	3,000	128,197
Illinois Tool Works, Inc.	538	118,521
Brother Industries Ltd.††	5,000	75,557
Republic Services, Inc. — Class A	378	48,758
Total Industrial		5,575,581
Energy - 9.8%
Shell plc††	20,300	572,126
TotalEnergies SE††	7,900	496,167
Eni SpA††	31,000	441,033
Repsol S.A.††	21,600	343,987
Suncor Energy, Inc.	10,678	338,827
Equinor ASA††	9,100	327,085
Imperial Oil Ltd.	6,474	315,437
ENEOS Holdings, Inc.††	80,000	272,394
Galp Energia SGPS S.A. — Class B††	19,000	256,456
Keyera Corp.	10,000	218,610
Parkland Corp.	9,900	217,302
Idemitsu Kosan Company Ltd.††	9,000	210,674
Ampol Ltd.††	9,800	188,387
Tourmaline Oil Corp.	2,500	126,187
Exxon Mobil Corp.	1,000	110,300
Total Energy		4,434,972
Communications - 5.6%
Alphabet, Inc. — Class C*	7,445	660,595
Amazon.com, Inc.*	5,328	447,552
Verizon Communications, Inc.	11,031	434,622
Motorola Solutions, Inc.	1,134	292,243
Liberty Global plc — Class C*	12,480	242,486
Cisco Systems, Inc.	4,163	198,325
Telstra Group Ltd.††	50,500	136,579
FactSet Research Systems, Inc.	250	100,303
Total Communications		2,512,705
Basic Materials - 5.2%
Rio Tinto plc††	6,700	471,471
LyondellBasell Industries N.V. — Class A	3,798	315,348
South32 Ltd.††	111,100	304,606
International Paper Co.	8,193	283,723
Nippon Steel Corp.††	15,900	275,843
Air Products and Chemicals, Inc.	878	270,652
JFE Holdings, Inc.††	21,700	251,760
Nutrien Ltd.	2,600	189,879
Total Basic Materials		2,363,282
Utilities - 3.0%
SSE plc††	13,100	269,337
Duke Energy Corp.	2,475	254,900
EDP - Energias de Portugal S.A.††	46,500	231,914
Southern Co.	2,975	212,445
National Grid plc††	11,700	140,124
Fortis, Inc.	3,403	136,216
Consolidated Edison, Inc.	1,059	100,933
Total Utilities		1,345,869
Total Common Stocks
(Cost $44,322,745)		44,872,223

EXCHANGE-TRADED FUNDS† - 0.4%
iShares MSCI EAFE ETF	1,413	92,749
SPDR S&P 500 ETF Trust	229	87,577
Total Exchange-Traded Funds
(Cost $185,242)		180,326

MONEY MARKET FUND† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.93%[2]	211,003	211,003
Total Money Market Fund
(Cost $211,003)		211,003
Total Investments - 100.1%
(Cost $44,718,990)		$45,263,552
Other Assets & Liabilities, net - (0.1)%		(25,737)
Total Net Assets - 100.0%		$45,237,815

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $129,133 (cost $130,139), or 0.3% of total net assets.
[2]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,664,466	$13,207,757	$—	$44,872,223
Exchange-Traded Funds	180,326	—	—	180,326
Money Market Fund	211,003	—	—	211,003
Total Assets	$32,055,795	$13,207,757	$—	$45,263,552

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Core Bond Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps are valued using a price provided by a pricing service.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation ordepreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of other swap agreements entered into by a Fund will generally be valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typicallybased upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At December 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$30,930,008	$2,687,662	$(1,556,344)	$1,131,318
Capital Stewardship Fund	178,069,747	10,988,772	(7,792,192)	3,196,580
Core Bond Fund	1,469,016,147	–	(218,454,710)	(218,454,710)
Diversified Income Fund	8,598,493	114,584	(1,112,109)	(997,525)
Floating Rate Strategies Fund	1,209,373,177	–	(77,850,518)	(77,850,518)
High Yield Fund	200,667,744	482,295	(27,450,269)	(26,967,974)
Large Cap Value Fund	34,910,543	8,091,572	(1,461,943)	6,629,629
Limited Duration Fund	4,397,707,095	–	(348,478,559)	(348,478,559)
Macro Opportunities Fund	6,462,934,499	58,631,783	(899,627,757)	(840,995,974)
Market Neutral Real Estate Fund	48,786,640	4,157,130	(1,681,805)	2,475,325
Municipal Income Fund	62,791,156	1,647,577	(8,596,095)	(6,948,518)
Risk Managed Real Estate Fund	432,726,439	30,136,490	(47,032,477)	(16,895,987)
Small Cap Value Fund	6,289,729	935,481	(509,838)	425,643
SMid Cap Value Fund	340,564,818	69,313,881	(19,254,169)	50,059,712
StylePlus—Large Core Fund	198,966,172	3,949,991	(7,290,786)	(3,340,795)
StylePlus—Mid Growth Fund	66,079,249	1,291,157	(2,160,854)	(869,697)
Total Return Bond Fund	21,561,989,018	–	(3,246,320,617)	(3,246,320,617)
Ultra Short Duration Fund	561,431,094	9,662,082	(33,000,520)	(23,338,438)
World Equity Income Fund	44,971,445	3,410,394	(3,118,287)	292,107

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2022. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of December 31, 2022, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Core Bond Fund
	Lightning A	03/01/37	2,152,667	$–
	Thunderbird A	03/01/37	2,124,222	–
				$–
Floating Rate Strategies Fund
	Athenahealth Group, Inc.	02/15/29	1,061,956	$105,813
	Aveanna Healthcare LLC	06/29/28	–	–
	Dermatology Intermediate Holdings III, Inc.	04/02/29	91,967	2,529
	Hillman Group, Inc.	07/14/28	800,000	25,144
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	185,185	11,111
	TGP Holdings LLC	06/29/28	187,431	38,424
				$183,021

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Fund
Confluent Health LLC	11/30/28		38,207	$5,858
TGP Holdings LLC	06/29/28		14,365	2,945
				$8,803
Limited Duration Fund
Fontainbleau Vegas	09/30/25		4,796,926	$–
Lightning A	03/01/37		4,052,078	–
Thunderbird A	03/01/37		3,998,536	–
				$–

Macro Opportunities Fund
Avalara, Inc.	10/19/28		1,600,000	$22,467
Care BidCo	05/04/28	EUR	9,200,000	700,776
Confluent Health LLC	11/30/28		424,093	65,026
Fontainbleau Vegas	09/30/25		21,186,423	–
Galls LLC	01/31/24		115,780	2,731
Higginbotham Insurance Agency, Inc.	11/25/26		3,490,307	101,568
Lightning A	03/01/37		22,033,176	–
Lightning B	03/01/37		4,431,961	–
Polaris Newco LLC	06/04/26		1,751,274	150,095
Schur Flexibles GmbH	09/30/26	EUR	214,755	8,050
TGP Holdings LLC	06/29/28		13,106	2,687
The Facilities Group	11/30/27		1,495,302	34,604
Thunderbird A	03/01/37		21,742,039	–
Thunderbird B	03/01/37		4,373,399	–
TK Elevator Midco GmbH	01/29/27	EUR	8,634,279	643,690
VT TopCo, Inc.	08/01/25		124,468	4,148
				$1,735,842
Total Return Bond Fund
Athenahealth Group, Inc.	02/15/29		771,739	$76,896
Aveanna Healthcare LLC	07/17/28		402,830	86,608
Confluent Health LLC	11/30/28		714,463	109,549
CTL Logistics	08/10/42		692,113	161,982
Fontainbleau Vegas	09/30/25		20,986,552	–
Higginbotham Insurance Agency, Inc.	11/25/26		6,495,475	189,018
Hillman Group, Inc.	07/14/28		593,496	18,653
Lightning A	03/01/37		36,532,020	–
Thunderbird A	03/01/37		36,049,301	–
				$642,706
Ultra Short Duration Fund
VT TopCo, Inc.	08/01/25		46,518	$1,550

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR - Euro

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$917,008	$806,358
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	819,000	274
			$1,736,008	$806,632

Floating Rate Strategies Fund
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	$1,160,811	$25,596

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Fund
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	$252,369	$5,562

Limited Duration Fund
Cascade Funding Mortgage Trust
2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$5,888,438	$5,672,042
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	1,374,735	1,327,141
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	2,031,326	2,009,985
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	196
FKRT
2.21% due 11/30/58	09/24/21	25,699,906	24,668,916
LSTAR Securities Investment Ltd.
2021-1 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	7,137,539	6,364,458
LSTAR Securities Investment Ltd.
2021-2 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	4,952,569	4,868,208
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	18,499,844	17,808,081
		$65,584,357	$62,719,027

Macro Opportunities Fund
Atlas Mara Ltd.
due 12/31/21[3]	10/01/15	$6,243,950	$1,559,880
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	7,419,732	7,295,246
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	3,189
FKRT
2.21% due 11/30/58	09/24/21	33,849,876	32,491,938
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	1,710,483	37,708
Secured Tenant Site Contract Revenue Notes Series
2018-1A 4.70% due 06/15/48	05/25/18	6,507,961	6,431,641
		$55,732,002	$47,819,602
Total Return Bond Fund
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 5.74% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37[1]	01/21/21	$3,100,000	$2,960,778
ACRE Commercial Mortgage Ltd.
2021-FL4 C, 6.09% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37[1]	01/21/21	3,100,000	2,917,296
ACRES Commercial Realty Ltd.
2021-FL2 B, 6.58% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37[1]	12/07/21	10,100,000	9,751,862
ACRES Commercial Realty Ltd.
2021-FL2 AS, 6.08% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37[1]	12/07/21	3,500,000	3,345,217
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39	12/24/20	39,003,649	34,098,492
Anchorage Credit Funding Ltd.
2021-13A C2, 3.65% due 07/27/39	06/30/21	1,950,000	1,566,751
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50	02/02/17	763,766	667,164

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Atlas Mara Ltd.
due 12/31/21[3]	10/01/15	2,828,684	714,945
BDS Ltd.
2020-FL5 B, 6.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37[1]	07/27/20	4,343,055	4,318,580
BDS Ltd.
2021-FL9 D, 6.59% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38[1]	10/01/21	4,400,000	4,024,814
BDS Ltd.
2020-FL5 AS, 5.79% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37[1]	06/08/20	3,152,985	3,146,057
BRSP Ltd.
2021-FL1 D, 7.04% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38[1]	07/12/21	3,800,000	3,495,065
BSPDF Issuer Ltd.
2021-FL1 B, 6.12% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36[1]	10/06/21	6,500,000	6,126,817
BSPDF Issuer Ltd.
2021-FL1 D, 7.07% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36[1]	10/06/21	3,500,000	3,107,684
BSPRT Issuer Ltd.
2021-FL7 C, 6.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38[1]	12/09/21	7,250,000	6,903,691
BSPRT Issuer Ltd.
2021-FL6 C, 6.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[1]	03/15/21	5,550,000	5,221,721
BSPRT Issuer Ltd.
2021-FL7 B, 6.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38[1]	12/09/21	4,875,000	4,685,241
BXMT Ltd.
2020-FL3 B, 6.07% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37[1]	10/20/20	10,600,000	10,295,172
BXMT Ltd.
2020-FL2 C, 6.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	09/25/20	5,305,301	5,160,817
BXMT Ltd.
2020-FL2 AS, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38[1]	06/03/20	5,142,201	5,100,439
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	8,538,235	8,224,460
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	4,983,904	4,810,886
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	18,955,873	16,530,344
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37[1]	09/23/22	8,351,005	8,263,272
CHCP Ltd.
2021-FL1 B, 6.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	02/12/21	6,562,079	6,303,528
CHCP Ltd.
2021-FL1 C, 6.54% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38[1]	02/12/21	2,950,000	2,734,272
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	587
FKRT
2.21% due 11/30/58	09/24/21	117,199,571	112,497,936
FS Rialto
2021-FL3 B, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[1]	10/21/21	8,000,000	7,613,849
FS Rialto Issuer LLC
2022-FL7 B, 7.82% (1 Month Term SOFR + 3.91%, Rate Floor: 3.91%) due 10/19/39[1]	11/18/22	1,985,217	1,986,029

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.39% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[1]	02/10/21	10,000,000	9,649,236
HGI CRE CLO Ltd.
2021-FL2 B, 5.83% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36[1]	09/17/21	5,000,000	4,697,005
HGI CRE CLO Ltd.
2021-FL2 C, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36[1]	09/17/21	1,000,000	945,384
LoanCore Issuer Ltd.
2021-CRE4 D, 6.42% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35[1]	09/16/21	5,602,185	5,370,235
LoanCore Issuer Ltd.
2019-CRE3 B, 5.92% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34[1]	07/27/20	4,360,653	4,371,750
LSTAR Securities Investment Ltd.
2021-1 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%)due 02/01/26[1]	02/04/21	39,566,798	35,281,239
LSTAR Securities Investment Ltd.
2021-2 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	23,183,548	22,788,641
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.88% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[1]	06/10/21	3,800,000	3,553,434
STWD Ltd.
2019-FL1 C, 6.39% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38[1]	01/05/21	8,791,165	8,540,491
STWD Ltd.
2021-FL2 C, 6.43% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38[1]	04/19/21	2,820,000	2,630,241
STWD Ltd.
2019-FL1 AS, 5.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38[1]	08/14/20	2,191,924	2,162,170
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	81,499,312	78,451,818
TRTX Issuer Ltd.
2019-FL3 B, 6.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34[1]	01/05/21	1,494,835	1,444,158
TRTX Issuer Ltd.
2019-FL3 A, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34[1]	07/23/20	408,555	406,938
		$496,009,500	$466,866,506

Ultra Short Duration Fund
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	$171,842	$165,893
FKRT
2.21% due 11/30/58	09/24/21	4,549,983	4,367,454
LSTAR Securities Investment Ltd.
2021-1 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	1,381,459	1,231,830
LSTAR Securities Investment Ltd.
2021-2 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	844,850	830,459
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	3,249,973	3,128,447
		$10,198,107	$9,724,083

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.